MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for
                   the Years Ended December 31, 1999 and 1998

                                   (Section 1)

MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                             GROWTH                MONEY
                                                                              INDEX                MARKET
                                                                            PORTFOLIO            PORTFOLIO
ASSETS:
     Investments in securities, market value   (1)                          498,848,223           712,996,331
     Cash                                                                       300,596                12,904
     Dividends and interest receivable                                          328,676             2,718,203
     Subscriptions receivable                                                 1,214,996             9,830,816
     Variation margin on futures contracts                                       23,375                     0

            Total assets                                                    500,715,866           725,558,254

LIABILITIES:
     Dividends payable                                                                0                91,294
     Due to GW Capital Management                                               246,750               270,349
     Redemptions payable                                                        795,882             2,499,356
     Payable for investments purchased                                           61,009                     0

            Total liabilities                                                 1,103,641             2,860,999

NET ASSETS                                                                  499,612,225           722,697,255

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                           17,448,225            72,233,038
     Additional paid-in capital                                             318,300,738           650,562,102
     Net unrealized appreciation on investments and futures contracts       166,114,540                     0
     Undistributed net investment income                                          2,520                     0
     Accumulated net realized loss on investments and futures contracts      (2,253,798)              (97,885)

NET ASSETS                                                                  499,612,225           722,697,255

NET ASSET VALUE PER OUTSTANDING SHARE                                            2.8634                1.0005
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                             300,000,000           800,000,000
     Outstanding                                                            174,482,245           722,330,378

(1)  Cost of investments in securities:                                     332,869,490           712,996,331

See notes to financial statements.








MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

                                                                             GROWTH         MONEY
                                                                              INDEX        MARKET
                                                                            PORTFOLIO     PORTFOLIO
INVESTMENT INCOME:
     Interest                                                                   424,486    33,352,497
     Dividends                                                                2,997,828

     Total income                                                             3,422,314    33,352,497


EXPENSES:
     Management fees                                                          2,392,749     2,958,143

NET INVESTMENT INCOME                                                         1,029,565    30,394,354

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                        25,699,761
     Net realized gain on futures contracts                                     964,951
     Change in net unrealized appreciation on investments                    73,081,916
     Change in net unrealized appreciation on futures contracts                  71,749

     Net realized and unrealized gain on investments and futures contracts   99,818,377             0

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        100,847,942    30,394,354

See notes to financial statements.






MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                        GROWTH INDEX                        MONEY MARKET
                                                                       PORTFOLIO                           PORTFOLIO
                                                                          1999          1998             1999              1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                           $    1,029,565       775,714       30,394,354    $   26,773,802
    Net realized gain (loss) on investments                             25,699,761    13,925,743                           (97,885)
    Net realized gain on futures contracts                                 964,951       931,303
    Change in net unrealized appreciation on investments                73,081,916    55,966,904
    Change in net unrealized appreciation on futures contracts              71,749        64,058

    Net increase in net assets resulting from operations               100,847,942    71,663,722       30,394,354        26,675,917

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                          (1,020,969)     (781,425)     (30,394,354)      (26,773,802)
    From net realized gains                                            (31,979,072)  (11,684,037)

    Total distributions                                                (33,000,041)  (12,465,462)     (30,394,354)      (26,773,802)

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                  128,000,396    90,630,253      373,590,733       388,326,943
    Reinvestment of distributions                                       33,000,041    12,465,462       30,303,060        26,835,320
    Redemptions of shares                                              (26,406,342)  (28,099,506)    (300,613,202)    (248,802,924)

    Net increase in net assets resulting from share transactions       134,594,095    74,996,209      103,280,591       166,359,339

    Total increase in net assets                                       202,441,996   134,194,469      103,280,591       166,261,454

NET ASSETS:
    Beginning of period                                                297,170,229   162,975,760      619,416,664       453,155,210

    End of period  (1)                                              $  499,612,225   297,170,229      722,697,255    $  619,416,664

OTHER INFORMATION:

SHARES:
    Sold                                                                50,043,992    42,355,796      373,401,079       388,077,079
    Issued in reinvestment of distributions                             12,008,874     5,408,194       30,287,677        26,818,379
    Redeemed                                                            (9,985,977)  (13,410,542)    (300,460,596)     (248,642,003

    Net increase                                                        52,066,889    34,353,448      103,228,160       166,253,455

    (1) Including undistributed (overdistributed) net investment income      2,520        (6,076)

    See notes to financial statements.









MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                      STOCK
                                                                                      INDEX
                                                                                    PORTFOLIO
ASSETS:
     Investments in securities, market value  (1)                                  1,166,949,214
     Cash                                                                                351,573
     Dividends and interest receivable                                                   951,752
     Subscriptions receivable                                                            412,682
     Variation margin on futures contracts                                                42,500

            Total assets                                                           1,168,707,721

LIABILITIES:
     Due to GW Capital Management                                                        577,926
     Redemptions payable                                                               1,821,368
     Payable for investments purchased                                                   236,275

            Total liabilities                                                          2,635,569

NET ASSETS                                                                         1,166,072,152

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                    28,831,670
     Additional paid-in capital                                                      481,245,341
     Net unrealized appreciation on investments and futures contracts                631,574,466
     Overdistributed net investment income                                               (16,997)
     Accumulated net realized gain on investments and futures contracts               24,437,672

NET ASSETS                                                                         1,166,072,152

NET ASSET VALUE PER OUTSTANDING SHARE                                                     4.0444
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                      400,000,000
     Outstanding                                                                     288,316,701

(1)  Cost of investments in securities:                                              535,511,180

See notes to financial statements.








MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

                                                                                     STOCK
                                                                                     INDEX
                                                                                   PORTFOLIO
INVESTMENT INCOME:
     Interest                                                                           558,981
     Dividends                                                                       13,899,646
     Foreign withholding tax                                                           (170,259)

     Total income                                                                    14,288,368

EXPENSES:
     Management fees                                                                  6,539,655

NET INVESTMENT INCOME                                                                 7,748,713

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                74,747,273
     Net realized gain on futures contracts                                           2,347,408
     Change in net unrealized appreciation on investments                           114,172,287
     Change in net unrealized appreciation on futures contracts                        (160,231)

     Net realized and unrealized gain on investments and futures contracts          191,106,737

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                198,855,450

See notes to financial statements.





MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                   STOCK INDEX
                                                                    PORTFOLIO
                                                                      1999          1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                      $     7,748,713     8,022,739
     Net realized gain on investments                                74,747,273    33,601,051
     Net realized gain on futures contracts                           2,347,408       930,237
     Change in net unrealized appreciation on investments           114,172,287   174,632,135
     Change in net unrealized appreciation on futures contracts        (160,231)      296,663

     Net increase in net assets resulting from operations           198,855,450   217,482,825

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                      (7,720,964)   (8,071,829)
     From net realized gains                                        (56,987,082)  (33,057,427)

     Total distributions                                            (64,708,046)  (41,129,256)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                               35,938,883    62,173,700
     Reinvestment of distributions                                   64,708,046    41,129,256
     Redemptions of shares                                          (98,444,652)  (67,320,622)

     Net increase in net assets resulting from share transactions     2,202,277    35,982,334

     Total increase in net assets                                   136,349,681   212,335,903

NET ASSETS:
     Beginning of period                                            1,029,722,471   817,386,568

     End of period  (1)                                         $  1,166,072,152  $1,029,722,471

OTHER INFORMATION:

SHARES:
     Sold                                                             9,671,554    19,149,154
     Issued in reinvestment of distributions                         16,628,427    11,953,425
     Redeemed                                                       (25,446,699)  (20,965,088)

     Net increase                                                       853,282    10,137,491

(1) Including overdistributed net investment income             $       (16,997)      (44,746)

See notes to financial statements.







MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                           INDEX
                                                                                            600
                                                                                         PORTFOLIO
ASSETS:
     Investments in securities, market value  (1)                                   $       24,821,431
     Cash                                                                                      362,650
     Dividends and interest receivable                                                          39,789
     Subscriptions receivable                                                                   49,374
     Receivable for investments sold                                                            17,279
     Variation margin on futures contracts                                                      14,400

            Total assets                                                                    25,304,923

LIABILITIES:
     Due to GW Capital Management                                                               12,097
     Redemptions payable                                                                        17,810
     Payable for investments purchased                                                         106,376

            Total liabilities                                                                  136,283

NET ASSETS                                                                          $       25,168,640

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                  $        3,146,571
     Additional paid-in capital                                                             18,780,446
     Net unrealized appreciation on investments and futures contracts                        3,558,873
     Undistributed net investment income                                                           948
     Accumulated net realized loss on investments and futures contracts                       (318,198)

NET ASSETS                                                                          $       25,168,640

NET ASSET VALUE PER OUTSTANDING SHARE                                               $           0.7999
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                            100,000,000
     Outstanding                                                                            31,465,707

(1)  Cost of investments in securities:                                             $       21,324,358

See notes to financial statements.








MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

                                                                                              INDEX
                                                                                               600
                                                                                            PORTFOLIO
INVESTMENT INCOME:
     Interest                                                                           $        123,037
     Dividends                                                                                   166,953

     Total income                                                                                289,990

EXPENSES:
     Management fees                                                                             138,515

NET INVESTMENT INCOME                                                                            151,475

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                          1,679,780
     Net realized gain on futures contracts                                                      201,595
     Change in net unrealized appreciation on investments                                        584,755
     Change in net unrealized appreciation on futures contracts                                   61,800

     Net realized and unrealized gain on investments and futures contracts                     2,527,930

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $      2,679,405

See notes to financial statements.





MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                         INDEX 600
                                                                         PORTFOLIO
                                                                            1999          1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                           $        151,475       297,956
     Net realized gain on investments                                       1,679,780       215,482
     Net realized gain on futures contracts                                   201,595             0
     Change in net unrealized appreciation on investments                     584,755    (8,073,517)
     Change in net unrealized appreciation on futures contracts                61,800             0

     Net increase (decrease) in net assets resulting from operations        2,679,405    (7,560,079)

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                              (150,476)     (298,862)
     From net realized gains                                               (2,136,570)   (8,566,173)

     Total distributions                                                   (2,287,046)   (8,865,035)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                      4,705,739    38,199,521
     Reinvestment of distributions                                          2,287,046     8,865,035
     Redemptions of shares                                                 (5,835,132) (128,475,619)

     Net increase (decrease) in net assets resulting from share transactions1,157,653   (81,411,063)

     Total increase (decrease) in net assets                                1,550,012   (97,836,177)

NET ASSETS:
     Beginning of period                                                   23,618,628   121,454,805

     End of period  (1)                                              $     25,168,640    23,618,628

OTHER INFORMATION:

SHARES:
     Sold                                                                   6,227,749    32,299,544
     Issued in reinvestment of distributions                                3,084,185    11,289,381
     Redeemed                                                              (7,664,538) (110,255,398)

     Net increase (decrease)                                                1,647,396   (66,666,473)

     (1) Including undistributed (overdistributed) net investment income          948           (51)

     See notes to financial statements.








MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                            TEMPLETON
                                                                                          INTERNATIONAL
                                                                                              EQUITY
                                                                                            PORTFOLIO
ASSETS:
     Investments in securities, market value  (1)                                      $      101,045,913
     Cash                                                                                         102,618
     Dividends and interest receivable                                                            283,026
     Subscriptions receivable                                                                      77,594

            Total assets                                                                      101,509,151

LIABILITIES:
     Due to GW Capital Management                                                                 107,231
     Redemptions payable                                                                           47,739

            Total liabilities                                                                     154,970

NET ASSETS                                                                             $      101,354,181

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                     $        6,672,743
     Additional paid-in capital                                                                68,755,731
     Net unrealized appreciation on investments and translation of assets and liabilities
      denominated in foreign currencies                                                        22,878,376
     Undistributed net investment income                                                            2,071
     Accumulated net realized gain on investments                                               3,045,260

NET ASSETS                                                                             $      101,354,181

NET ASSET VALUE PER OUTSTANDING SHARE                                                  $           1.5189
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                               200,000,000
     Outstanding                                                                               66,727,429

(1)  Cost of investments in securities:                                                $       78,167,537

See notes to financial statements.





MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

                                                                                         TEMPLETON
                                                                                       INTERNATIONAL
                                                                                           EQUITY
                                                                                         PORTFOLIO
INVESTMENT INCOME:
     Interest                                                                       $          189,625
     Dividends                                                                               2,336,749
     Foreign withholding tax                                                                  (156,416)

     Total income                                                                            2,369,958

EXPENSES:
     Audit fees                                                                                 10,000
     Investment administration                                                                 132,063
     Bank and custodial fees                                                                    82,722
     Other expenses                                                                             33,006
     Management fees                                                                         1,089,717

     Total expenses                                                                          1,347,508

     Less amount reimbursed by GW Capital Management                                             1,815

     Net expenses                                                                            1,345,693

NET INVESTMENT INCOME                                                                        1,024,265

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                       12,413,367
     Change in net unrealized appreciation on investments                                   14,478,275
     Change in net unrealized depreciation on translation of
     assets and liabilities denominated in foreign currencies                                  677,358

     Net realized and unrealized gain on investments and translation of
     assets and liabilities denominated in foreign currencies                               27,569,000

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $       28,593,265

See notes to financial statements.




MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                          TEMPLETON
                                                                       INTERNATIONAL EQUITY
                                                                          PORTFOLIO
                                                                             1999                1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                            $      1,024,265    $      2,681,666
     Net realized gain (loss) on investments                                12,413,367          (8,417,681)
     Change in net unrealized appreciation on investments                   14,478,275                   0
     Change in net unrealized depreciation on translation of                         0
     assets and liabilities denominated in foreign currencies                  677,358            (837,618)

     Net increase (decrease) in net assets resulting from operations        28,593,265          (6,573,633)

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                             (1,015,421)         (2,692,270)
     From net realized gains                                                  (506,073)                  0

     Total distributions                                                    (1,521,494)         (2,692,270)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                      18,003,695          18,384,123
     Reinvestment of distributions                                           1,521,494           2,692,270
     Redemptions of shares                                                 (65,624,421)        (24,203,359)

     Net decrease in net assets resulting from share transactions          (46,099,232)         (3,126,966)

     Total decrease in net assets                                          (19,027,461)        (12,392,869)

NET ASSETS:
     Beginning of period                                                   120,381,642         132,774,511

     End of period  (1)                                               $    101,354,181    $    120,381,642

OTHER INFORMATION:

SHARES:
     Sold                                                                   13,721,357          14,299,688
     Issued in reinvestment of distributions                                 1,023,130           2,274,210
     Redeemed                                                              (49,398,525)        (19,038,552)

     Net decrease                                                          (34,654,038)         (2,464,654)

     (1) Including undistributed (overdistributed) net investment inco$e         2,071    $         (6,773)

     See notes to financial statements.








MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                              U.S. GOVERNMENT

                                                                              BOND            SECURITIES
                                                                           PORTFOLIO          PORTFOLIO
ASSETS:
    Investments in securities, market value  (1)                             69,201,636         75,976,534
    Cash                                                                         11,170             10,915
    Dividends and interest receivable                                         1,086,850            621,103
    Subscriptions receivable                                                     21,542             64,310
    Receivable for investments sold                                                   0             11,271

           Total assets                                                      70,321,198         76,684,133

LIABILITIES:
    Due to GW Capital Management                                                 36,038             39,268
    Redemptions payable                                                          29,512             53,008

           Total liabilities                                                     65,550             92,276

NET ASSETS                                                                   70,255,648         76,591,857

NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value                                             6,151,616          7,322,975
    Additional paid-in capital                                               68,903,921         73,051,100
    Net unrealized depreciation on investments                               (3,906,772)        (1,860,522)
    Undistributed net investment income                                          31,250            100,735
    Accumulated net realized loss on investments                               (924,367)        (2,022,431)

NET ASSETS                                                                   70,255,648         76,591,857

NET ASSET VALUE PER OUTSTANDING SHARE                                            1.1421             1.0459
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                                              200,000,000        200,000,000
    Outstanding                                                              61,516,163         73,229,751

(1)  Cost of investments in securities:                                      73,108,408         77,837,056

See notes to financial statements.






MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

                                                                                      U.S. GOVERNMENT
                                                                          BOND            SECURITIES
                                                                       PORTFOLIO          PORTFOLIO
INVESTMENT INCOME:
     Interest                                                             4,703,427     4,629,767

EXPENSES:
     Management fees                                                        426,077       432,608

NET INVESTMENT INCOME                                                     4,277,350     4,197,159

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                        91,183       218,065
     Change in net unrealized depreciation on investments                (4,625,826)   (4,301,787)

     Net realized and unrealized loss on investments                     (4,534,643)   (4,083,722)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS            (257,293)      113,437

See notes to financial statements.






MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                                BOND                          U.S. GOVERNMENT
                                                                             PORTFOLIO                        SECURITIES PORTFOLIO
                                                                      1999          1998                    1999          1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                       $     4,277,350    4,374,156          $    4,197,159      3,976,658
    Net realized gain (loss) on investments                              91,183      (83,131)                218,065        160,452
    Change in net unrealized depreciation on investments             (4,625,826)     368,889              (4,301,787)       517,123

    Net increase (decrease) in net assets resulting from operations    (257,293)   4,659,914                 113,437      4,654,233

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                       (4,245,286)  (4,376,390)             (4,122,117)    (3,950,965)

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                10,835,072   12,486,775              19,735,610     25,817,032
    Reinvestment of distributions                                     4,245,286    4,376,390               4,122,117      3,950,965
    Redemptions of shares                                           (16,422,013) (11,330,510)            (22,132,316)    (9,908,056)

    Net increase (decrease) in net assets resulting from share transa(1,341,655)   5,532,655               1,725,411     19,859,941

    Total increase (decrease) in net assets                          (5,844,234)   5,816,179              (2,283,269)    20,563,209

NET ASSETS:
    Beginning of period                                              76,099,882   70,283,703              78,875,126     58,311,917

    End of period (1)                                           $    70,255,648   76,099,882          $   76,591,857     78,875,126

OTHER INFORMATION:

SHARES:
    Sold                                                              9,148,767   10,188,308              18,353,435     23,360,364
    Issued in reinvestment of distributions                           3,646,051    3,595,220               3,876,733      3,595,269
    Redeemed                                                        (13,816,116)  (9,239,039)            (20,387,391)    (8,979,194)

    Net increase (decrease)                                          (1,021,298)   4,544,489               1,842,777     17,976,439

    (1) Including undistributed (overdistributed) net investment$income  31,250         (814)         $      100,735         25,693

    See notes to financial statements.









MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999



                                                                        BOND             FOREIGN
                                                                       INDEX              EQUITY
                                                                     PORTFOLIO          PORTFOLIO
ASSETS:
     Investments in securities, market value  (1)                 $  131,578,083     $    1,804,617
     Cash denominated in foreign currencies  (2)                                                563
     Cash                                                                492,528             52,527
     Dividends and interest receivable                                 1,409,367            145,313
     Subscriptions receivable                                            312,102                202
     Receivable for investments sold                                           0                  0

     Total assets                                                    133,792,080          2,003,222

LIABILITIES:
     Due to GW Capital Management                                         56,290              2,145
     Redemptions payable                                                 251,107                  0
     Payables for investments purchased                                        0                  0
     Payable to custodian                                                      0                  0

     Total liabilities                                                   307,397              2,145

NET ASSETS                                                        $  133,484,683     $    2,001,077

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value                                $   10,873,636     $      157,861     $
Additional paid-in capital                                      128,600,989            985,185
Net unrealized appreciation (depreciation) on investments and
translation of assets and liabilities denominated in foreign currency(2,854,969)           331,682
Undistributed (overdistributed) net investment income                25,100            (35,786)
Accumulated net realized gain (loss) on investments              (3,160,073)           562,135

NET ASSETS                                                        $  133,484,683     $    2,001,077

NET ASSET VALUE PER OUTSTANDING SHARE                             $       1.2276     $       1.2676
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                      200,000,000        100,000,000
     Outstanding                                                     108,736,360          1,578,607

(1)  Cost of investments of securities:                           $  134,433,052     $    1,472,918
(2)  Cost of cash denominated in foreign currencies:                                            580

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                               U.S.
                                                                          SHORT-TERM        GOVERNMENT
                                                                           MATURITY          MORTGAGE
                                                                             BOND           SECURITIES
                                                                          PORTFOLIO         PORTFOLIO
ASSETS:
     Investments in securities, market value  (1)                      $  135,018,091    $  184,937,856
     Cash denominated in foreign currencies  (2)
     Cash                                                                           0            11,034
     Dividends and interest receivable                                      2,602,183         1,334,827
     Subscriptions receivable                                                 420,616           494,602
     Receivable for investments sold                                        3,150,000             9,788

     Total assets                                                         141,190,890       186,788,107

LIABILITIES:
     Due to GW Capital Management                                              68,810            92,725
     Redemptions payable                                                      212,405           221,579
     Payables for investments purchased                                             0         3,296,196
     Payable to custodian                                                   2,989,203

     Total liabilities                                                      3,270,418         3,610,500

NET ASSETS                                                             $  137,920,472    $  183,177,607

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value                                         13,763,667    $   16,282,408
Additional paid-in capital                                           125,645,597       173,680,350
Net unrealized appreciation (depreciation) on investments and
translation of assets and liabilities denominated in foreign currency     (1,451,554)       (5,339,855)
Undistributed (overdistributed) net investment income                     79,035           128,821
Accumulated net realized gain (loss) on investments                     (116,273)       (1,574,117)

NET ASSETS                                                             $  137,920,472    $  183,177,607

NET ASSET VALUE PER OUTSTANDING SHARE                                  $       1.0021    $       1.1250
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                           200,000,000       300,000,000
     Outstanding                                                          137,636,665       162,824,077

(1)  Cost of investments of securities:                           $    $  136,469,645    $  190,277,711
(2)  Cost of cash denominated in foreign currencies:

See notes to financial statements.









MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999


                                                                                                         SHORT-TERM
                                                                               BOND       FOREIGN        MATURITY
                                                                              INDEX        EQUITY        BOND
                                                                            PORTFOLIO    PORTFOLIO     PORTFOLIO

INVESTMENT INCOME:
    Interest                                                             $    7,915,653      693,578     7,314,164
    Dividends                                                                                536,156
    Foreign withholding tax                                                                  (96,925)

    Total income                                                              7,915,653    1,132,809     7,314,164

EXPENSES:
    Audit fees                                                                                 7,500
    Investment administration                                                                115,279
    Bank and custodial fees                                                                   54,038
    Other expenses                                                                            14,149
    Management fees                                                             719,888      461,721       744,257

    Total expenses                                                              719,888      652,687       744,257

    Less amount reimbursed by GW Capital Management                                           66,648

    Net expenses                                                                719,888      586,039       744,257

NET INVESTMENT INCOME                                                         7,195,765      546,770     6,569,907

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                                  (2,180,975)   5,422,420      (108,703)
    Change in net unrealized appreciation (depreciation) on investments      (5,385,762)  (1,164,145)   (2,315,187)
    Change in net unrealized depreciation on translation of assets and
    liabilities denominated in foreign currencies                                         (2,185,307)

    Net realized and unrealized gain (loss) on investments and translation of
    assets and liabilities denominated in foreign currencies                 (7,566,737)   2,072,968    (2,423,890)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $     (370,972)   2,619,738     4,146,017

See notes to financial statements.



MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

                                                                                       U.S.
                                                                                   GOVERNMENT
                                                                                    MORTGAGE
                                                                                   SECURITIES
                                                                                    PORTFOLIO

INVESTMENT INCOME:
    Interest                                                                         12,007,342
    Dividends
    Foreign withholding tax

    Total income                                                                     12,007,342

EXPENSES:
    Audit fees
    Investment administration
    Bank and custodial fees
    Other expenses
    Management fees                                                                   1,116,175

    Total expenses                                                                    1,116,175

    Less amount reimbursed by GW Capital Management

    Net expenses                                                                      1,116,175

NET INVESTMENT INCOME                                                                10,891,167

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments                                             712,364
    Change in net unrealized appreciation (depreciation) on investments             (10,665,482)
    Change in net unrealized depreciation on translation of assets and liabilities denominated in foreign currencies

    Net realized and unrealized gain (loss) on investments and translation of
    assets and liabilities denominated in foreign currencies                         (9,953,118)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $              938,049

See notes to financial statements.






MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                          BOND INDEX                      FOREIGN EQUITY
                                                                           PORTFOLIO                       PORTFOLIO
                                                                              1999           1998            1999            1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                                $  7,195,765    $  6,775,687         546,770    $    441,125
Net realized gain (loss) on investments                                (2,180,975)         67,961       5,422,420         249,487
Change in net unrealized appreciation (depreciation) on investments      (5,385,762)      1,255,675      (1,164,145)       (583,829)
Change in net unrealized appreciation (depreciation) on translation
of assets and liabilities denominated in foreign currencies                                            (2,185,307)      4,908,215

Net increase (decrease) in net assets resulting from operations          (370,972)      8,099,323       2,619,738       5,014,998

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                             (7,171,790)     (6,779,905)       (352,053)     (671,628)
    From net realized gains                                                                                (3,600,888)   (1,186,496)

    Total distributions                                                   (7,171,790)     (6,779,905)     (3,952,941)    (1,858,124)

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                     19,979,731      27,851,131       9,397,711    19,550,684
    Reinvestment of distributions                                           7,171,790       6,779,905       3,952,941     1,858,124
    Redemptions of shares                                                  (16,560,974)    (20,389,516)    (88,525,464) (10,731,362)

    Net increase (decrease) in net assets resulting from share             10,590,547      14,241,520      (75,174,812)  10,677,446
    transations
    Total increase (decrease) in net assets                                 3,047,785      15,560,938      (76,508,015)  13,834,320

NET ASSETS:
    Beginning of period                                                   130,436,898     114,875,960      78,509,092    64,674,772

    End of period  (1)                                                   $ 133,484,683   $ 130,436,898    $ 2,001,077    $78,509,092

OTHER INFORMATION:

SHARES:
    Sold                                                                   15,695,770      21,297,579       9,592,821    19,794,335
    Issued in reinvestment of distributions                                 5,732,875       5,240,290         376,235     1,937,061
    Redeemed                                                              (12,954,708)    (15,629,695)    (88,930,860)  (10,905,538)

    Net increase (decrease)                                                  8,473,937      10,908,174      (78,961,804)  10,825,858

(1) Including undistributed (overdistributed) net investment income            25,100    $      1,125    $    (35,786)     (230,503)

See notes to financial statements.                                                                                   (Continued)





MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                          SHORT-TERM                   U.S. GOVERNMENT
                                                                         MATURITY BOND                MORTGAGE SECURITIES
                                                                           PORTFOLIO                      PORTFOLIO
                                                                             1999            1998           1999           1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income                                                     6,569,907    $  5,197,415     10,891,167     10,176,499
Net realized gain (loss) on investments                                  (108,703)        208,232        712,364        797,035
Change in net unrealized appreciation (depreciation) on investments      (2,315,187)        418,746     (10,665,482)      702,266
Change in net unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies

Net increase (decrease) in net assets resulting from operations         4,146,017         5,824,393        938,049     11,675,800

DISTRIBUTIONS TO SHAREHOLDERS:
    From net investment income                                             (6,527,337)     (5,161,244)    (10,799,091)  (10,144,022)
    From net realized gains                                                   (33,580)       (211,582)

    Total distributions                                                   (6,560,917)     (5,372,826)    (10,799,091)   (10,144,022)

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                     32,510,344      45,669,905     24,329,564     45,946,024
    Reinvestment of distributions                                           6,560,917       5,372,826     10,799,091     10,144,022
    Redemptions of shares                                                  (9,652,980)     (18,944,752)   (34,392,283)  (27,503,933)

    Net increase (decrease) in net assets resulting from share             29,418,281      32,097,979        736,372     28,586,113
    transations
    Total increase (decrease) in net assets                                27,003,381      32,549,546     (9,124,670)    30,117,891

NET ASSETS:
    Beginning of period                                                     110,917,091      78,367,545      192,302,277 162,184,386

    End of period  (1)                                                   $ 137,920.472    $110,917,091   $ 183,177,607  $192,302,277

OTHER INFORMATION:

SHARES:
    Sold                                                                   31,924,776      44,511,698     20,844,366     38,528,791
    Issued in reinvestment of distributions                                 6,511,646       5,264,745      9,439,676      8,581,036
    Redeemed                                                              (9,503,032)     (18,403,703)   (29,568,805)   (23,116,758)

    Net increase (decrease)                                                 28,933,390      31,372,740        715,237     23,993,069

(1) Including undistributed (overdistributed) net investment income            79,035          36,465        128,821         36,745

See notes to financial statements.                                                                                   (Concluded)






                                              (Concluded)








MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                           INVESCO        T. ROWE PRICE
                                                                           BALANCED       EQUITY/INCOME
                                                                          PORTFOLIO         PORTFOLIO
ASSETS:
     Investments in securities, market value  (1)                           168,053,813       191,873,936
     Cash denominated in foreign currencies  (2)                                      0             3,671
     Cash                                                                        10,979            44,833
     Dividends and interest receivable                                        1,045,998           315,465
     Subscriptions receivable                                                   111,120           140,370
     Receivable for investments sold                                                  0           177,920

            Total assets                                                    169,221,910       192,556,195

LIABILITIES:
     Due to GW Capital Management                                               140,226           153,345
     Redemptions payable                                                         94,334           435,014
     Payable for investments purchased                                          329,458         2,468,229

            Total liabilities                                                   564,018         3,056,588

NET ASSETS                                                                  168,657,892       189,499,607

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                           11,912,880        11,447,249
     Additional paid-in capital                                             130,978,174       163,685,093
     Net unrealized appreciation on investments and translation of assets
        and liabilities denominated in foreign currencies                    22,274,239        10,060,636
     Undistributed (overdistributed) net investment income                      (12,264)            4,671
     Accumulated net realized gain on investments                             3,504,863         4,301,958

NET ASSETS                                                                  168,657,892       189,499,607

NET ASSET VALUE PER OUTSTANDING SHARE                                            1.4158            1.6554
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                             200,000,000       200,000,000
     Outstanding                                                            119,128,802       114,472,493

(1)  Cost of investments in securities:                                     145,779,574       181,813,265
(2)  Cost of cash denominated in foreign currencies:                                                3,706

See notes to financial statements.








MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

                                                                                 INVESCO     T. ROWE PRICE
                                                                                BALANCED     EQUITY/INCOME
                                                                                PORTFOLIO      PORTFOLIO
INVESTMENT INCOME:
     Interest                                                                 3,977,130        524,919
     Dividends                                                                1,349,909      5,059,530
     Foreign withholding tax                                                     (7,191)       (22,130)

     Total income                                                             5,319,848      5,562,319

EXPENSES:
     Audit fees                                                                                  6,500
     Investment administration                                                                 100,606
     Bank and custodial fees                                                                    25,504
     Other expenses                                                                             40,390
     Management fees                                                          1,808,649      1,635,613

     Total expenses                                                           1,808,649      1,808,613

     Less amount reimbursed by GW Capital Management                                            11,666

     Net expenses                                                             1,808,649      1,796,947

NET INVESTMENT INCOME                                                         3,511,199      3,765,372

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                        27,419,339     18,212,311
     Change in net unrealized appreciation on investments                    (1,951,024)   (15,424,684)
     Change in net unrealized depreciation on translation of assets and liabilities denominated in foreign currencies

     Net change in realized and unrealized gain on investments and translation of assets
     and liabilities denominated in foreign currencies                      25,468,315      2,751,695

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        28,979,514      6,517,067

See notes to financial statements.






MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                                                         T. ROWE PRICE
                                                                      INVESCO BALANCED                   EQUITY/INCOME
                                                                       PORTFOLIO                         PORTFOLIO
                                                                         1999           1998          1999           1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                         $     3,511,199     3,390,572      3,765,372      4,257,033
     Net realized gain on investments                                   27,419,339     3,322,654     18,212,311     12,336,541
     Change in net unrealized appreciation on investments               (1,951,024)   19,584,389    (15,424,684)  (886,352)(868,651)
     Change in net unrealized depreciation on translation of assets and liabilities
     denominated in foreign currencies                                                    24,959        (35,932)        17,701

     Net increase in net assets resulting from operations               28,979,514    26,322,574      6,517,067     15,724,923

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                         (3,527,947)   (3,386,088)    (3,770,778)    (4,246,957)
     From net realized gains                                           (26,286,865)            0    (15,952,803)   (10,771,098)

     Total distributions                                               (29,814,812)   (3,386,088)   (19,723,581)   (15,018,055)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                  35,727,234    34,038,087     12,212,564     56,501,667
     Reinvestment of distributions                                      29,814,812     3,386,088     19,723,581     15,018,055
     Redemptions of shares                                             (71,686,636)  (11,795,467)   (38,932,748)   (29,678,035)

     Net increase (decrease) in net assets resulting from share transact(6,144,590)   25,628,708     (6,996,603)    41,841,687

     Total increase (decrease) in net assets                            (6,979,888)   48,565,194    (20,203,117)    42,548,555

NET ASSETS:
     Beginning of period                                               175,637,780   127,072,586    209,702,724    167,154,169

     End of period (1)                                             $   168,657,892   175,637,780    189,499,607    209,702,724

OTHER INFORMATION:

SHARES:
     Sold                                                               23,845,221    25,602,669      6,613,589     30,840,056
     Issued in reinvestment of distributions                            21,088,347     2,387,872     11,760,794      8,435,194
     Redeemed                                                          (46,039,823)   (8,703,402)   (21,688,375)   (16,453,419)

     Net increase (decrease)                                            (1,106,255)   19,287,139     (3,313,992)    22,821,831

(1) Including undistributed (overdistributed) net investment income$       (12,264)        4,484          4,671         10,077

See notes to financial statements.










MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                    ARIEL                           INVESCO
                                                                                    MIDCAP          INVESCO        SMALL-CAP
                                                                                    VALUE             ADR           GROWTH
                                                                                  PORTFOLIO        PORTFOLIO       PORTFOLIO
ASSETS:
     Investments in securities, market value  (1)                                    66,673,126      141,879,377    182,731,487
     Cash                                                                                     0           12,408        410,885
     Dividends and interest receivable                                                   66,652            7,028          1,174
     Subscriptions receivable                                                            13,149          312,574        507,519
     Receivable for investments sold                                                  1,031,466                0      2,016,791

     Total assets                                                                    67,784,393      142,211,387    185,667,856

LIABILITIES:
     Due to GW Capital Management                                                        61,687          122,537        145,572
     Redemptions payable                                                                108,177          318,868        644,324
     Payable for investments purchased                                                        0                0      3,649,289
     Payable to custodian                                                               115,741                0              0

     Total liabilities                                                                  285,605          441,405      4,439,185

NET ASSETS                                                                           67,498,788      141,769,982    181,228,671

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                    4,379,484        7,171,470      6,393,698
     Additional paid-in capital                                                      68,142,394      107,523,326    107,418,510
     Net unrealized appreciation (depreciation) on investments and translation
     of assets and liabilities denominated in foreign currencies                     (3,355,993)      27,091,685     48,693,556
     Overdistributed net investment income (loss)                                    (1,730,386)          (9,734)      (557,999)
     Accumulated net realized gain (loss) on investments                                 63,289           (6,765)    19,280,906

NET ASSETS                                                                           67,498,788      141,769,982    181,228,671

NET ASSET VALUE PER OUTSTANDING SHARE                                                    1.5412           1.9769         2.8345
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                     200,000,000      200,000,000    100,000,000
     Outstanding                                                                     43,794,837       71,714,697     63,936,982

(1)  Cost of investments in securities:                                              70,029,119      114,787,692    134,037,931

See notes to financial statements.
                                                                         (1)               1              0





MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

                                                                                     ARIEL                          INVESCO
                                                                                    MIDCAP          INVESCO        SMALL-CAP
                                                                                     VALUE            ADR           GROWTH
                                                                                   PORTFOLIO       PORTFOLIO       PORTFOLIO
INVESTMENT INCOME:
     Interest                                                                       1,078,528        165,812        673,796
     Dividends                                                                      1,525,767      1,131,798         70,160
     Foreign withholding tax                                                                         (95,422)          (686)

     Total income                                                                   2,604,295      1,202,188        743,270

EXPENSES:
     Audit fees                                                                         6,500          6,500          6,500
     Investment administration                                                         98,092         84,914         86,345
     Bank and custodial fees                                                           29,411         16,121         30,804
     Other expenses                                                                    32,738         12,429         18,575
     Management fees                                                                1,785,216        687,989        957,033

     Total expenses                                                                 1,951,957        807,953      1,099,257

     Less amount reimbursed by GW Capital Management                                   13,825         15,871         13,874

     Net expenses                                                                   1,938,132        792,082      1,085,383

NET INVESTMENT INCOME (LOSS)                                                          666,163        410,106       (342,113)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                             114,294,155        815,014     41,595,333
     Net realized gain on forward currency contracts                                  159,661
     Change in net unrealized appreciation (depreciation) on investments          (90,170,801)    23,294,792     34,750,662
     Change in net unrealized appreciation on translation of assets and
     liabilities denominated in foreign currencies                                   (815,181)                      (24,743)

     Net realized and unrealized gain on investments, translation of assets and
     liabilities denominated in foreign currencies and forward currency contracts  23,467,834     24,109,806     76,321,252

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               24,133,997     24,519,912     75,979,139





MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                                        ARIEL                       INVESCO
                                                                                        MIDCAP                       ADR
                                                                                   VALUE PORTFOLIO                 PORTFOLIO
                                                                                1999            1998            1999         1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)                                                 666,163    (1,615,189)       410,106      211,289
     Net realized gain (loss) on investments                                  114,294,155    43,378,187        815,014      (19,680)
     Net realized gain (loss) on forward currency contracts                       159,661      (673,619)
     Change in net unrealized appreciation (depreciation) on investments      (90,170,801)   39,217,323     23,294,792    1,550,111
     Change in net unrealized appreciation on translation of assets and
     liabilities denominated in foreign currencies                               (815,181)     (291,794)             0            0

     Net increase in net assets resulting from operations                      24,133,997    80,014,908     24,519,912    1,741,720

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                  (666,211)            0       (410,322)    (220,807)
     From net realized gains                                                 (128,292,164)   (32,187,842)      (718,739)           0

     Total distributions                                                     (128,958,375)   (32,187,842)    (1,129,061)   (220,807)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                         10,870,656    31,100,336     97,601,014   14,471,413
     Reinvestment of distributions                                            128,958,375    32,187,842      1,129,061      220,807
     Redemptions of shares                                                   (285,053,809)  (27,507,211)    (8,647,223)  (4,498,211)

     Net increase (decrease) in net assets resulting from share transactions (145,224,778)   35,780,967     90,082,852   10,194,009

     Total increase (decrease) in net assets                                 (250,049,156)   83,608,033    113,473,703   11,714,922

NET ASSETS:
     Beginning of period                                                      317,547,944   233,939,911     28,296,279   16,581,357

     End of period (1)                                                         67,498,788   317,547,944    141,769,982   28,296,279

OTHER INFORMATION:

SHARES:
     Sold                                                                       5,969,128    18,971,881     58,762,129    8,908,100
     Issued in reinvestment of distributions                                    8,668,039    19,521,113        602,369      135,617
     Redeemed                                                                 (143,259,553)  (16,691,647)   (5,060,423)  (2,833,631)

     Net increase (decrease)                                                  (128,622,386)   21,801,347    54,304,075    6,210,086

(1) Including undistributed (overdistributed) net investment income (loss)     (1,730,386)   (1,730,338)        (9,734)      (9,518)

See notes to financial statements.






STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                                         INVESCO
                                                                                     SMALL-CAP GROWTH
                                                                                       PORTFOLIO
                                                                                   1999         1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income (loss)                                                   (342,113)   $         (215,886)
     Net realized gain (loss) on investments                                      41,595,333             1,088,126
     Net realized gain (loss) on forward currency contracts
     Change in net unrealized appreciation (depreciation) on investments          34,750,662            11,264,834
     Change in net unrealized appreciation on translation of assets and
     liabilities denominated in foreign currencies                                   (24,743)               20,388

     Net increase in net assets resulting from operations                         75,979,139            12,157,462

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                            0                     0
     From net realized gains                                                     (23,384,716)             (975,921)

     Total distributions                                                         (23,384,716)             (975,921)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                            39,718,435            24,252,928
     Reinvestment of distributions                                                23,384,716               975,921
     Redemptions of shares                                                       (16,584,471)          (16,546,695)

     Net increase (decrease) in net assets resulting from share transactions      46,518,680             8,682,154

     Total increase (decrease) in net assets                                      99,113,103            19,863,695

NET ASSETS:
     Beginning of period                                                          82,115,568            62,251,873

     End of period (1)                                                           181,228,671    $       82,115,568

OTHER INFORMATION:

SHARES:
     Sold                                                                         18,451,687            15,050,431
     Issued in reinvestment of distributions                                       9,423,908               567,649
     Redeemed                                                                     (8,310,168)          (10,263,531)

     Net increase (decrease)                                                      19,565,427             5,354,549

(1) Including undistributed (overdistributed) net investment income (loss)          (557,999)   $         (215,886)

See notes to financial statements.









MAXIM SERIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                     LOOMIS SAYLES
                                                                                       SMALL-CAP
                                                                                         VALUE
                                                                                       PORTFOLIO
ASSETS:
     Investments in securities, market value  (1)                                 $       93,226,870
     Cash                                                                                     40,796
     Dividends and interest receivable                                                        47,421
     Subscriptions receivable                                                                277,552

            Total assets                                                                  93,592,639

LIABILITIES:
     Due to GW Capital Management                                                             96,256
     Redemptions payable                                                                     227,524
     Payable for investments purchased                                                       180,953

            Total liabilities                                                                504,733

NET ASSETS                                                                        $       93,087,906

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                                $        6,973,476
     Additional paid-in capital                                                           83,669,889
     Net unrealized appreciation on investments                                            3,506,977
     Overdistributed net investment income                                                   (20,368)
     Accumulated net realized loss on investments                                         (1,042,068)

NET ASSETS                                                                        $       93,087,906

NET ASSET VALUE PER OUTSTANDING SHARE                                             $           1.3349
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                                          200,000,000
     Outstanding                                                                          69,734,760

(1)  Cost of investments in securities:                                           $       89,719,893

See notes to financial statements.






MAXIM SERIES FUND, INC.

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

                                                                                    LOOMIS SAYLES
                                                                                      SMALL-CAP
                                                                                        VALUE
                                                                                      PORTFOLIO
INVESTMENT INCOME:
     Interest                                                                     $        293,719
     Dividends                                                                           1,453,646

     Total income                                                                        1,747,365

EXPENSES:
     Audit fees                                                                              6,500
     Investment administration                                                              84,389
     Bank and custodial fees                                                                43,621
     Other expenses                                                                         19,693
     Management fees                                                                     1,050,263

     Total expenses                                                                      1,204,466

     Less amount reimbursed by GW Capital Management                                         7,683

     Net expenses                                                                        1,196,783

NET INVESTMENT INCOME                                                                      550,582

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments                                                    2,450,018
     Change in net unrealized appreciation on investments                               (5,179,146)

     Net realized and unrealized loss on investments                                    (2,729,128)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $     (2,178,546)

See notes to financial statements.




MAXIM SERIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                      LOOMIS SAYLES
                                                                     SMALL-CAP VALUE
                                                                        PORTFOLIO
                                                                          1999                  1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                         $         550,582     $      1,230,704
     Net realized gain on investments                                      2,450,018            4,751,360
     Change in net unrealized appreciation on investments                 (5,179,146)          (7,327,869)

     Net decrease in net assets resulting from operations                 (2,178,546)          (1,345,805)

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                             (585,006)          (1,232,324)
     From net realized gains                                              (6,688,987)          (3,509,230)

     Total distributions                                                  (7,273,993)          (4,741,554)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                     7,127,686           28,654,708
     Reinvestment of distributions                                         7,273,993            4,741,554
     Redemptions of shares                                               (39,668,595)         (82,824,177)

     Net decrease in net assets resulting from share transactions        (25,266,916)         (49,427,915)

     Total decrease in net assets                                        (34,719,455)         (55,515,274)

NET ASSETS:
     Beginning of period                                                 127,807,361          183,322,635

     End of period  (1)                                            $      93,087,906     $    127,807,361

OTHER INFORMATION:

SHARES:
     Sold                                                                  5,276,492           19,301,617
     Issued in reinvestment of distributions                               5,759,633            3,235,880
     Redeemed                                                            (29,555,462)         (53,979,348)

     Net decrease                                                        (18,519,337)         (31,441,851)

     (1) Including undistributed (overdistributed) net investment i$come     (20,368)    $         14,056

     See notes to financial statements.









MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


                                                                                                  ARIEL             FOUNDERS
                                                                                                SMALL-CAP           GROWTH &
                                                                                                  VALUE              INCOME
                                                                                                PORTFOLIO          PORTFOLIO
ASSETS:
      Investments in securities, market value  (1)                                        $        35,335,169    $   146,940,177
      Cash denominated in foreign currencies  (2)
      Cash                                                                                             12,116                  0
      Dividends and interest receivable                                                                29,041            129,423
      Subscriptions receivable                                                                        203,089            275,026
      Receivable for investments sold                                                                       0            299,788
      Variation margin on futures contracts

      Total assets                                                                                 35,579,415        147,644,414

LIABILITIES:
      Dividends payable                                                                                                    1,352
      Due to GW Capital Management                                                                     37,649            138,236
      Redemptions payable                                                                             113,295            198,800
      Payable for investments purchased                                                               137,781                  0
      Payable to custodian                                                                                  0             40,802

      Total liabilities                                                                               288,725            379,190

NET ASSETS                                                                                $        35,290,690    $   147,265,224

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                       $         4,501,304    $    11,861,178
      Additional paid-in capital                                                                   31,968,520        109,897,180
      Net unrealized appreciation (depreciation) on investments, translation of
      assets liabilities denominated in foreign currencies and futures contracts                   (1,548,311)        25,556,266
      Undistributed (overdistributed) net investment income (loss)                                     (1,667)                 0
      Accumulated net realized gain (loss) on investments and futures contracts                       370,844            (49,400)

NET ASSETS                                                                                $        35,290,690    $   147,265,224

NET ASSET VALUE PER OUTSTANDING SHARE                                                     $            0.7840    $        1.2416
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                                  100,000,000        200,000,000
      Outstanding                                                                                  45,013,037        118,611,784

(1)  Cost of investments in securities:                                                   $        36,883,480    $   121,383,911
(2)  Cost of cash denominated in foreign currencies:

See notes to financial statements.







MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                     LOOMIS           T. ROWE
                                                                                     SAYLES            PRICE
                                                                                   CORPORATE           MIDCAP          VALUE
                                                                                      BOND             GROWTH          INDEX
                                                                                   PORTFOLIO         PORTFOLIO       PORTFOLIO
ASSETS:
      Investments in securities, market value  (1)                                   192,594,539       202,674,243     389,215,322
      Cash denominated in foreign currencies  (2)                                         20,256
      Cash                                                                                28,851                 0       1,817,426
      Dividends and interest receivable                                                3,036,959            45,452         480,419
      Subscriptions receivable                                                           364,858           509,489         908,477
      Receivable for investments sold                                                  3,747,536           773,905          65,780
      Variation margin on futures contracts                                                                                 46,750

      Total assets                                                                   199,792,999       204,003,089     392,534,174

LIABILITIES:
      Dividends payable                                                                        0                 0               0
      Due to GW Capital Management                                                       144,392           167,027         189,585
      Redemptions payable                                                                255,719           381,174         571,349
      Payable for investments purchased                                                7,973,544           301,125         210,864
      Payable to custodian                                                                     0            64,312               0

      Total liabilities                                                                8,373,655           913,638         971,798

NET ASSETS                                                                           191,419,344       203,089,451     391,562,376

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                   17,986,204        12,828,339      21,702,449
      Additional paid-in capital                                                     191,606,324       139,962,489     315,092,070
      Net unrealized appreciation (depreciation) on investments, translation of
      assets liabilities denominated in foreign currencies and futures contracts     (15,986,585)       48,208,421      33,881,405
      Undistributed (overdistributed) net investment income (loss)                      (315,255)         (760,954)         13,697
      Accumulated net realized gain (loss) on investments and futures contracts       (1,871,344)        2,851,156      20,872,755

NET ASSETS                                                                           191,419,344       203,089,451     391,562,376

NET ASSET VALUE PER OUTSTANDING SHARE                                                     1.0643            1.5831          1.8042
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                     300,000,000       200,000,000     300,000,000
      Outstanding                                                                    179,862,043       128,283,389     217,024,491

(1)  Cost of investments in securities:                                              208,581,240       154,465,822     355,880,561
(2)  Cost of cash denominated in foreign currencies:                                      20,140

See notes to financial statements.





MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

                                                                                                               LOOMIS
                                                                                   ARIEL         FOUNDERS       SAYLES
                                                                                 SMALL-CAP       GROWTH &     CORPORATE
                                                                                   VALUE          INCOME         BOND
                                                                                 PORTFOLIO       PORTFOLIO    PORTFOLIO
INVESTMENT INCOME:
     Interest                                                                      72,677        331,078    17,527,620
     Dividends                                                                    452,207      1,139,794       210,381

     Total income                                                                 524,884      1,470,872    17,738,001

EXPENSES:
     Audit fees                                                                     6,500          6,400
     Investment administration                                                     73,688         89,544
     Bank and custodial fees                                                       14,209         30,002
     Other expenses                                                                 6,581         23,425
     Management fees                                                              364,316      1,279,462     1,847,779

     Total expenses                                                               465,294      1,428,833     1,847,779

     Less amount reimbursed by GW Capital Management                               16,776          1,931

     Net expenses                                                                 448,518      1,426,902     1,847,779

NET INVESTMENT INCOME (LOSS)                                                       76,366         43,970    15,890,222

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                         4,233,838      3,792,705    (1,823,098)
Net realized loss on futures contracts
Change in net unrealized appreciation (depreciation) on investments            (6,440,835)    15,711,559    (6,106,516)
Change in net unrealized appreciation (depreciation) on translation of
assets and liabilities denominated in foreign currencies                                        (120,405)    1,691,288
Change in net unrealized appreciation on futures contracts

Net realized and unrealized gain (loss) on investments, translation of
assets and liabilities denominated in foreign currencies and futures contracts (2,206,997)    19,383,859    (6,238,326)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                (2,130,631)    19,427,829     9,651,896

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

                                                                                     T. ROWE
                                                                                       PRICE
                                                                                       MIDCAP              VALUE
                                                                                       GROWTH              INDEX
                                                                                     PORTFOLIO           PORTFOLIO
INVESTMENT INCOME:
     Interest                                                                         607,172  $          351,009
     Dividends                                                                        501,866           6,422,847

     Total income                                                                   1,109,038           6,773,856

EXPENSES:
     Audit fees                                                                         6,400
     Investment administration                                                        103,366
     Bank and custodial fees                                                           36,960
     Other expenses                                                                    28,261
     Management fees                                                                1,590,236           2,123,015

     Total expenses                                                                 1,765,223           2,123,015

     Less amount reimbursed by GW Capital Management                                   95,475

     Net expenses                                                                   1,669,748           2,123,015

NET INVESTMENT INCOME (LOSS)                                                         (560,710)          4,650,841

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                            12,980,782          65,939,796
Net realized loss on futures contracts                                                               (91,895)
Change in net unrealized appreciation (depreciation) on investments                25,009,620         (33,650,123)
Change in net unrealized appreciation (depreciation) on translation of
assets and liabilities denominated in foreign currencies                               (173)
Change in net unrealized appreciation on futures contracts                                           401,419

Net realized and unrealized gain (loss) on investments, translation of
assets and liabilities denominated in foreign currencies and futures contracts     37,990,229          32,599,197

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    37,429,519  $       37,250,038

See notes to financial statements.





MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                               ARIEL                         FOUNDERS
                                                                            SMALL-CAP VALUE                  GROWTH & INCOME
                                                                              PORTFOLIO                          PORTFOLIO
                                                                                1999        1998            1999         1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                          76,366      82,477    $     43,970    1,552,635
     Net realized gain (loss) on investments                                     4,233,838   1,286,818       3,792,705    8,440,873
     Change in net unrealized appreciation (depreciation) on investments        (6,440,835)  1,058,543      15,711,559    7,270,419
     Change in net unrealized appreciation (depreciation) on translation of
        assets and liabilities denominated in foreign currencies                                              (120,405)     168,942

     Net increase (decrease) in net assets resulting from operations            (2,130,631)  2,427,838      19,427,829   17,432,869

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                    (76,410)    (84,100)        (46,262)  (1,554,563)
     From net realized gains                                                    (4,235,288) (1,192,181)     (7,375,236)  (4,438,285)

     Total distributions                                                        (4,311,698) (1,276,281)     (7,421,498)  (5,992,848)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                           9,636,493  19,459,672      16,748,850   20,747,162
     Reinvestment of distributions                                               4,311,698   1,276,281       7,420,146    5,992,848
     Redemptions of shares                                                     (10,962,224) (5,666,700)     (9,797,340) (11,499,686)

     Net increase in net assets resulting from share transactions                2,985,967  15,069,253      14,371,656   15,240,324

     Total increase (decrease) in net assets                                    (3,456,362) 16,220,810      26,377,987   26,680,345

NET ASSETS:
     Beginning of period                                                        38,747,052  22,526,242      120,887,237  94,206,892

     End of period  (1)                                                         35,290,690  38,747,052    $147,265,224 $120,887,237

OTHER INFORMATION:

SHARES:
     Sold                                                                       10,764,850  20,994,492      15,017,299   18,643,931
     Issued in reinvestment of distributions                                     5,721,210   1,385,681       6,605,086    5,291,379
     Redeemed                                                                  (12,097,021) (6,364,575)     (8,603,336) (10,452,412)

     Net increase                                                                4,389,039  16,015,598      13,019,049   13,482,898

(1) Including undistributed (overdistributed) net investment income                 (1,667)     (1,623)                       2,292

See notes to financial statements.



MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                                      LOOMIS SAYLES             T. ROWE PRICE
                                                                                     CORPORATE BOND             MIDCAP GROWTH
                                                                                      PORTFOLIO                  PORTFOLIO
                                                                               1999         1998            1999           1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                     15,890,222   14,075,781        (560,710)    (200,244)
     Net realized gain (loss) on investments                                   (1,823,098)   7,554,267      12,980,782       467,938
     Change in net unrealized appreciation (depreciation) on investments       (6,106,516) (13,161,728)     25,009,620    19,760,107
     Change in net unrealized appreciation (depreciation) on translation of
        assets and liabilities denominated in foreign currencies                1,691,288   (2,824,657)           (173)          173

     Net increase (decrease) in net assets resulting from operations            9,651,896    5,643,663      37,429,519    20,027,974

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                               (16,217,322) (14,094,784)
     From net realized gains                                                   (2,072,616)  (7,012,326)    (10,536,959)    (294,457)

     Total distributions                                                      (18,289,938) (21,107,110)    (10,536,959)    (294,457)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                         35,755,922   60,838,322      49,607,104    69,818,529
     Reinvestment of distributions                                             18,289,938   21,107,110      10,536,959       294,457
     Redemptions of shares                                                    (53,374,507) (25,980,341)    (23,709,610)  (6,788,362)

     Net increase in net assets resulting from share transactions                 671,353   55,965,091      36,434,453    63,324,624

     Total increase (decrease) in net assets                                   (7,966,689)  40,501,644      63,327,013    83,058,141

NET ASSETS:
     Beginning of period                                                       199,386,033  158,884,389     139,762,238   56,704,297

     End of period  (1)                                                       $191,419,344 $199,386,033    $203,089,451 $139,762,238

OTHER INFORMATION:

SHARES:
     Sold                                                                      31,964,887   50,636,522      34,448,603    57,966,149
     Issued in reinvestment of distributions                                   16,940,382   18,325,016       7,243,388       244,195
     Redeemed                                                                 (48,374,396) (22,243,835)    (17,154,750)  (5,694,415)

     Net increase                                                                 530,873   46,717,703      24,537,241    52,515,929

(1) Including undistributed (overdistributed) net investment income              (315,255)      11,845        (760,954)    (200,244)

See notes to financial statements.       (Continued)






MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                                                           VALUE INDEDX
                                                                                             PORTFOLIO
                                                                                  1999                    1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                       4,650,841       $       4,399,216
     Net realized gain (loss) on investments                                     65,939,796              28,395,214
     Change in net unrealized appreciation (depreciation) on investments        (33,650,123)              7,825,212
     Change in net unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies

     Net increase (decrease) in net assets resulting from operations             37,250,038              41,469,221

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                  (4,650,639)             (4,386,350)
     From net realized gains                                                   (50,703,284)              (23,740,601)

     Total distributions                                                       (55,353,923)            (28,126,951)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                           75,476,605              96,458,972
     Reinvestment of distributions                                               55,353,923              28,126,951
     Redemptions of shares                                                     (47,503,765)            (49,010,499)

     Net increase in net assets resulting from share transactions                83,326,763              75,575,424

     Total increase (decrease) in net assets                                     65,222,878              88,917,694

NET ASSETS:
     Beginning of period                                                         326,339,498             237,421,804

     End of period  (1)                                                         $391,562,376          $ 326,339,498

OTHER INFORMATION:

SHARES:
     Sold                                                                        37,750,936              51,633,241
     Issued in reinvestment of distributions                                     31,276,764              15,012,711
     Redeemed                                                                  (24,182,361)            (25,378,077)

     Net increase                                                                44,845,339              41,267,875

(1) Including undistributed (overdistributed) net investment income                 13,697                  13,495

See notes to financial statements.







MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                      GLOBAL                     INDEX
                                                                                       BOND                       400
                                                                                     PORTFOLIO                 PORTFOLIO
ASSETS:
      Investments in securities, market value  (1)                                      88,800,154       $        10,394,324
      Cash denominated in foreign currencies  (2)                                          224,567
      Cash                                                                                 301,595                   290,661
      Margin deposits
      Dividends and interest receivable                                                  1,836,146                    19,817
      Subscriptions receivable                                                             229,217                         0
      Receivable for investments sold                                                            0                    33,914
      Due from affiliate (see Note 2)
      Variation margin on futures contracts                                                                            7,000
      Unrealized appreciation on forward foreign currency contracts (see Note 6)           666,042                         0

      Total assets                                                                      92,057,721                10,745,716

LIABILITIES:
      Due to GW Capital Management                                                         100,042                     5,250
      Redemptions payable                                                                  162,580                         0
      Payable for investments purchased                                                          0                    10,640

      Total liabilities                                                                    262,622                    15,890

NET ASSETS                                                                              91,795,099       $        10,729,826

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                        945,301       $           100,369
      Additional paid-in capital                                                        93,449,711                 9,938,898
      Net unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies, futures contracts
      and forward foreign currency contracts                                            (2,014,164)                  517,816
      Undistributed (overdistributed) net investment income (loss)                             944                        53
      Accumulated net realized gain (loss) on investments, futures contracts
      and forward foreign currency contracts                                              (586,693)                  172,690

NET ASSETS                                                                              91,795,099       $        10,729,826

NET ASSET VALUE PER OUTSTANDING SHARE                                                       9.7107       $           10.6903
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                       100,000,000               100,000,000
      Outstanding                                                                        9,453,007                 1,003,693

(1)  Cost of investments in securities:                                                 91,481,802       $         9,920,133
(2)  Cost of cash denominated in foreign currencies:                                       223,125

See notes to financial statements.




MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                                           INDEX                     INDEX
                                                                                         EUROPEAN                   PACIFIC
                                                                                         PORTFOLIO                 PORTFOLIO
ASSETS:
      Investments in securities, market value  (1)                                       144,973,889       $       186,671,498
      Cash denominated in foreign currencies  (2)                                          1,290,735                 1,201,742
      Cash                                                                                   395,828                   265,134
      Margin deposits                                                                        319,730                         0
      Dividends and interest receivable                                                      382,215                    82,726
      Subscriptions receivable                                                               336,589                 1,018,963
      Receivable for investments sold                                                         76,616                 5,721,907
      Due from affiliate (see Note 2)                                                                                2,107,948
      Variation margin on futures contracts                                                    2,219                    90,975
      Unrealized appreciation on forward foreign currency contracts (see Note 6)                   0                         0

      Total assets                                                                       147,777,821               197,160,893

LIABILITIES:
      Due to GW Capital Management                                                           137,280                   180,796
      Redemptions payable                                                                    329,033                 1,801,362
      Payable for investments purchased                                                        1,565                         0

      Total liabilities                                                                      467,878                 1,982,158

NET ASSETS                                                                               147,309,943       $       195,178,735

NET ASSETS REPRESENTED BY:
      Capital stock, $.10 par value                                                        1,246,367       $         1,426,093
      Additional paid-in capital                                                         123,009,348               143,075,782
      Net unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies, futures contracts
      and forward foreign currency contracts                                              22,776,222                48,707,714
      Undistributed (overdistributed) net investment income (loss)                           (69,817)                  (66,962)
      Accumulated net realized gain (loss) on investments, futures contracts
      and forward foreign currency contracts                                                 347,823                 2,036,108

NET ASSETS                                                                               147,309,943       $       195,178,735

NET ASSET VALUE PER OUTSTANDING SHARE                                                        11.8191       $           13.6863
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
      Authorized                                                                         100,000,000               100,000,000
      Outstanding                                                                         12,463,674                14,260,925

(1)  Cost of investments in securities:                                                  122,325,041       $       138,108,724
(2)  Cost of cash denominated in foreign currencies:                                       1,313,967                 1,191,226

See notes to financial statements.







MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
PERIOD ENDED DECEMBER 31, 1999


                                                                                                      GLOBAL               INDEX
                                                                                                       BOND                 400
                                                                                                     PORTFOLIO           PORTFOLIO
                                                                                                        (A)                 (A)
INVESTMENT INCOME:
     Interest                                                                                            1,822,956       18,322
     Dividends                                                                                             190,644       46,404
     Foreign withholding tax

     Total income                                                                                        2,013,600       64,726

EXPENSES:
     Audit fees
     Investment administration
     Bank and custodial fees
     Other expenses
     Management fees                                                                                       491,431       25,428

     Total expenses                                                                                        491,431       25,428

     Less amount reimbursed by GW Capital Management

     Net expenses                                                                                          491,431       25,428

NET INVESTMENT INCOME (LOSS)                                                                             1,522,169       39,298

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                                                            (1,948,761)     133,241
     Net realized gain on futures contracts                                                                              39,449
     Net realized gain on forward foreign currency contracts                                             1,362,068
     Change in net unrealized appreciation (depreciation) on investments                                (1,920,002)     474,191
     Change in net unrealized appreciation (depreciation) on translation of assets and
     liabilities denominated in foreign currencies                                                        (760,204)
     Change in net unrealized gain on futures contracts                                                                  43,625
     Change in net unrealized gain on forward foreign currency contracts                                   666,042

     Net realized and unrealized gain (loss) on investments, translation of assets and liabilities
     denominated in foreign currencies, futures contracts and forward foreign currency contracts        (2,600,857)     690,506

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                         (1,078,688)     729,804

(A) Portfolio inception date:  July 26, 1999.

See notes to financial statements.





MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
PERIOD ENDED DECEMBER 31, 1999


                                                                                                      INDEX                  INDEX
                                                                                                    EUROPEAN                PACIFIC
                                                                                                    PORTFOLIO              PORTFOLIO
                                                                                                       (A)                    (A)
INVESTMENT INCOME:
     Interest                                                                                              44,573           190,900
     Dividends                                                                                            663,661           712,722
     Foreign withholding tax                                                                              (78,091)         (104,286)

     Total income                                                                                         630,143           799,336

EXPENSES:
     Audit fees                                                                                             5,000             5,000
     Investment administration                                                                            127,298           128,482
     Bank and custodial fees                                                                               46,430            56,561
     Other expenses                                                                                        43,300            43,300
     Management fees                                                                                      583,300           670,728

     Total expenses                                                                                       805,328           904,071

     Less amount reimbursed by GW Capital Management                                                      105,368            99,198

     Net expenses                                                                                         699,960           804,873

NET INVESTMENT INCOME (LOSS)                                                                              (69,817)           (5,537)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on investments                                                              478,780         2,442,399
     Net realized gain on futures contracts                                                               179,464         1,379,302
     Net realized gain on forward foreign currency contracts
     Change in net unrealized appreciation (depreciation) on investments                               24,874,522        36,192,783
     Change in net unrealized appreciation (depreciation) on translation of assets and
     liabilities denominated in foreign currencies                                                     (2,248,906)       12,380,507
     Change in net unrealized gain on futures contracts                                                   150,606           134,424
     Change in net unrealized gain on forward foreign currency contracts

     Net realized and unrealized gain (loss) on investments, translation of assets and liabilities
     denominated in foreign currencies, futures contracts and forward foreign currency contracts       23,434,466        52,529,415

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                        23,364,649        52,523,878

(A) Portfolio inception date:  July 26, 1999.

See notes to financial statements.



MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD ENDED DECEMBER 31, 1999

                                                                                        GLOBAL BOND             INDEX 400
                                                                                         PORTFOLIO              PORTFOLIO
                                                                                            1999                   1999
INCREASE (DECREASE) IN NET ASSETS:                                                          (A)                    (A)

OPERATIONS:
     Net investment income (loss)                                                            1,522,169           39,298
     Net realized gain (loss) on investments                                                (1,948,761)         133,241
     Net realized gain on futures contracts                                                                      39,449
     Net realized gain on forward foreign currency contracts                                 1,362,068
     Change in net unrealized appreciation (depreciation) on investments                    (1,920,002)         474,191
     Change in net unrealized appreciation (depreciation) on translation of assets and
     liabilities denominated in foreign currencies                                            (760,204)
     Change in net unrealized gain on futures contracts                                                          43,625
     Change in net unrealized gain on forward foreign currency contracts                       666,042

     Net increase (decrease) in net assets resulting from operations                        (1,078,688)         729,804

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                             (1,521,225)         (39,245)
     From net realized gains

     Total distributions                                                                    (1,521,225)         (39,245)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                      94,639,845       10,000,022
     Reinvestment of distributions                                                           1,521,225           39,245
     Redemptions of shares                                                                  (1,766,058)

     Net increase in net assets resulting from share transactions                           94,395,012       10,039,267

     Total increase in net assets                                                           91,795,099       10,729,826

NET ASSETS:
     Beginning of period                                                                             0                0

     End of period  (1)                                                                     91,795,099       10,729,826

OTHER INFORMATION:

SHARES:
     Sold                                                                                    9,475,341        1,000,002
     Issued in reinvestment of distributions                                                   156,476            3,691
     Redeemed                                                                                 (178,810)

     Net increase                                                                            9,453,007        1,003,693

(1) Including undistributed (overdistributed) net investment income (loss)                         944               53

(A) Portfolio inception date:  July 26, 1999.

See notes to financial statements.




MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
PERIOD ENDED DECEMBER 31, 1999



                                                                                          INDEX EUROPEAN          INDEX PACIFIC
                                                                                             PORTFOLIO            PORTFOLIO
                                                                                                1999                 1999
INCREASE (DECREASE) IN NET ASSETS:                                                              (A)                  (A)

OPERATIONS:
     Net investment income (loss)                                                                  (69,817)              (5,537)
     Net realized gain (loss) on investments                                                       478,780            2,442,399
     Net realized gain on futures contracts                                                        179,464            1,379,302
     Net realized gain on forward foreign currency contracts
     Change in net unrealized appreciation (depreciation) on investments                        24,874,522           36,192,783
     Change in net unrealized appreciation (depreciation) on translation of assets and
     liabilities denominated in foreign currencies                                              (2,248,906)          12,380,507
     Change in net unrealized gain on futures contracts                                            150,606              134,424
     Change in net unrealized gain on forward foreign currency contracts

     Net increase (decrease) in net assets resulting from operations                            23,364,649           52,523,878

DISTRIBUTIONS TO SHAREHOLDERS:
     From net investment income                                                                                         (61,425)
     From net realized gains                                                                      (310,421)          (1,785,593)

     Total distributions                                                                          (310,421)          (1,847,018)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                         134,579,471          178,489,288
     Reinvestment of distributions                                                                 310,421            1,847,018
     Redemptions of shares                                                                     (10,634,177)         (35,834,431)

     Net increase in net assets resulting from share transactions                              124,255,715          144,501,875

     Total increase in net assets                                                              147,309,943          195,178,735

NET ASSETS:
     Beginning of period                                                                                 0                    0

     End of period  (1)                                                                        147,309,943          195,178,735

OTHER INFORMATION:

SHARES:
     Sold                                                                                       13,406,517           17,176,701
     Issued in reinvestment of distributions                                                        27,470              145,318
     Redeemed                                                                                     (970,313)          (3,061,094)

     Net increase                                                                               12,463,674           14,260,925

(1) Including undistributed (overdistributed) net investment income (loss)                         (69,817)             (66,962)

(A) Portfolio inception date:  July 26, 1999.

See notes to financial statements.






MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


                                                                      AGGRESSIVE       CONSERVATIVE            MODERATE
                                                                       PROFILE              PROFILE             PROFILE
                                                                      PORTFOLIO            PORTFOLIO           PORTFOLIO

ASSETS:
    Investments in securities, market value  (1)                 $       19,029,608   $      17,168,234   $      27,995,457   $

LIABILITIES:
    Due to GW Capital Management                                             22,634              25,776              34,792

NET ASSETS                                                       $       19,006,974   $      17,142,458   $      27,960,665   $


NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value                                $        1,540,579   $       1,694,931   $       2,485,177   $
    Additional paid-in capital                                           15,194,532          15,990,365          23,857,578
    Net unrealized appreciation (depreciation) on investments             1,614,696            (333,169)          1,560,239
    Overdistributed net investment income                                   (39,811)           (303,392)           (103,307)
    Accumulated net realized gain on investments                            696,978              93,723             160,978

NET ASSETS                                                       $       19,006,974   $      17,142,458   $      27,960,665   $

NET ASSET VALUE PER OUTSTANDING SHARE                            $           1.2338   $          1.0114   $          1.1251   $
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                                          100,000,000         100,000,000         100,000,000
    Outstanding                                                          15,405,795          16,949,311          24,851,765

(1)  Cost of investments in securities:                          $       17,414,912   $      17,501,403   $      26,435,218   $

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                 MODERATELY           MODERATELY
                                                                 AGGRESSIVE        CONSERVATIVE
                                                                  PROFILE              PROFILE
                                                                 PORTFOLIO            PORTFOLIO

ASSETS:
    Investments in securities, market value  (1)                    36,513,730   $       13,692,167

LIABILITIES:
    Due to GW Capital Management                                        44,282               19,684

NET ASSETS                                                          36,469,448   $       13,672,483


NET ASSETS REPRESENTED BY:
    Capital stock, $.10 par value                                    2,993,702   $        1,290,116
    Additional paid-in capital                                      29,387,509           12,249,117
    Net unrealized appreciation (depreciation) on investments        3,017,452              271,280
    Overdistributed net investment income                             (114,872)            (120,704)
    Accumulated net realized gain on investments                     1,185,657              (17,326)

NET ASSETS                                                          36,469,448   $       13,672,483

NET ASSET VALUE PER OUTSTANDING SHARE                                   1.2182   $           1.0598
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
    Authorized                                                     100,000,000          100,000,000
    Outstanding                                                     29,937,018           12,901,159

(1)  Cost of investments in securities:                             33,496,278   $       13,420,887

See notes to financial statements.





MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999


                                                                             AGGRESSIVE       CONSERVATIVE            MODERATE
                                                                               PROFILE             PROFILE            PROFILE
                                                                              PORTFOLIO           PORTFOLIO          PORTFOLIO
INVESTMENT INCOME:
Income distributions received                                            $          42,537   $         693,469   $        423,190

EXPENSES:
Management fees                                                                     31,494              41,332             49,084

NET INVESTMENT INCOME                                                               11,043             652,137            374,106

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                            238,902             (29,786)           257,538
Net capital gain distributions received                                          1,492,154             400,100          1,753,966
Change in net unrealized appreciation (depreciation) on investments              1,280,891            (238,265)         1,118,806

Net realized and unrealized gain on investments                                  3,011,947             132,049          3,130,310


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $       3,022,990   $         784,186   $      3,504,416


See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999

                                                                                      MODERATELY           MODERATELY
                                                                                      AGGRESSIVE        CONSERVATIVE
                                                                                       PROFILE              PROFILE
                                                                                      PORTFOLIO            PORTFOLIO
INVESTMENT INCOME:
Income distributions received                                                              298,704    $          358,021  $

EXPENSES:
Management fees                                                                             61,971                30,305

NET INVESTMENT INCOME                                                                      236,733               327,716

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                                    742,913               (67,001)
Net capital gain distributions received                                                  2,298,966               580,576
Change in net unrealized appreciation (depreciation) on investments                      2,539,941               182,640

Net realized and unrealized gain on investments                                          5,581,820               696,215


NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     5,818,553    $        1,023,931  $


See notes to financial statements.





MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                                 MODERATELY AGGRESSIVE PROFILE PORTFOLIO
                                                                                 1999                  1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                $         236,733     $         152,709           $
     Net realized gain (loss) on investments                                        742,913              (213,258)
     Net capital gain distributions received                                      2,298,966               400,742
     Change in net unrealized appreciation (depreciation) on investments          2,539,941               563,470

     Net increase in net assets resulting from operations                         5,818,553               903,663

DISTRIBUTIONS:
     From net investment income                                                    (237,229)             (267,074)
     From net realized gains                                                     (2,043,180)                 (194)

     Total distributions                                                         (2,280,409)             (267,268)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                           17,130,738            12,734,238
     Reinvestment of distributions                                                2,280,409               267,268
     Redemptions of shares                                                       (1,545,929)             (202,784)

     Net increase in net assets resulting from share transactions                17,865,218            12,798,722

     Total increase in net assets                                                21,403,362            13,435,117

NET ASSETS:
     Beginning of period                                                         15,066,086             1,630,969

     End of period  (1)                                                   $      36,469,448     $      15,066,086           $

OTHER INFORMATION:

SHARES:
     Sold                                                                        15,281,120            12,389,055
     Issued in reinvestment of distributions                                      1,892,423               252,502
     Redeemed                                                                    (1,358,866)             (204,800)

     Net increase                                                                15,814,677            12,436,757

(1)  Including overdistributed net investment income                      $        (114,872)    $        (114,376)          $

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                                    MODERATELY CONSERVATIVE PROFILE PORTFOLIO
                                                                                         1999                  1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
     Net investment income                                                                  327,716     $         221,070
     Net realized gain (loss) on investments                                                (67,001)              (74,304)
     Net capital gain distributions received                                                580,576               111,137
     Change in net unrealized appreciation (depreciation) on investments                    182,640               105,861

     Net increase in net assets resulting from operations                                 1,023,931               363,764

DISTRIBUTIONS:
     From net investment income                                                            (327,902)             (341,585)
     From net realized gains                                                               (567,732)               (1,060)

     Total distributions                                                                   (895,634)             (342,645)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                                    4,114,880             8,966,737
     Reinvestment of distributions                                                          895,634               342,645
     Redemptions of shares                                                               (1,052,905)             (278,899)

     Net increase in net assets resulting from share transactions                         3,957,609             9,030,483

     Total increase in net assets                                                         4,085,906             9,051,602

NET ASSETS:
     Beginning of period                                                                  9,586,577               534,975

     End of period  (1)                                                                  13,672,483     $       9,586,577

OTHER INFORMATION:

SHARES:
     Sold                                                                                 3,873,320             8,559,794
     Issued in reinvestment of distributions                                                846,178               327,507
     Redeemed                                                                              (974,819)             (270,729)

     Net increase                                                                         3,744,679             8,616,572

(1)  Including overdistributed net investment income                                       (120,704)    $        (120,518)

See notes to financial statements.                                                                             (Concluded)








MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                      AGGRESSIVE PROFILE PORTFOLIO   CONSERVATIVE PROFILE PORTFOLIO
                                                                         1999             1998              1999         1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                          $        11,043  $   37,537     $       652,137      585,480
    Net realized gain (loss) on investments                                238,902     (81,917)            (29,786)     (54,558)
    Net capital gain distributions received                              1,492,154     201,496             400,100      223,759
    Change in net unrealized appreciation (depreciation) on investments  1,280,891     384,387            (238,265)     (90,103)

    Net increase in net assets resulting from operations                 3,022,990     541,503             784,186      664,578

DISTRIBUTIONS:
    From net investment income                                             (14,587)    (73,799)           (652,372)    (888,635)
    From net realized gains                                             (1,147,854)       (753)           (445,803)        (424)

    Total distributions                                                 (1,162,441)    (74,552)         (1,098,175)    (889,059)

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                    9,111,215   6,546,943           3,058,786   16,165,787
    Reinvestment of distributions                                        1,162,441      74,552           1,098,175      889,059
    Redemptions of shares                                                 (735,683)   (177,428)         (2,220,077)  (1,579,218)

    Net increase in net assets resulting from share transactions         9,537,973   6,444,067           1,936,884   15,475,628

    Total increase in net assets                                        11,398,522   6,911,018           1,622,895   15,251,147

NET ASSETS:
    Beginning of period                                                  7,608,452     697,434          15,519,563      268,416

    End of period  (1)                                             $    19,006,974  $7,608,452     $    17,142,458   15,519,563

OTHER INFORMATION:

SHARES:
    Sold                                                                 8,046,973   6,422,925           2,931,536   15,458,649
    Issued in reinvestment of distributions                                950,808      70,232           1,080,312      859,780
    Redeemed                                                              (640,523)   (178,387)         (2,129,121)  (1,517,925)

    Net increase                                                         8,357,258   6,314,770           1,882,727   14,800,504

(1)  Including overdistributed net investment income               $       (39,811) $  (36,267)    $      (303,392)    (303,157)

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                                                 MODERATE PROFILE PORTFOLIO
                                                                                   1999             1998
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
    Net investment income                                          $                 374,106  $       174,649
    Net realized gain (loss) on investments                                          257,538         (239,491)
    Net capital gain distributions received                                        1,753,966          191,267
    Change in net unrealized appreciation (depreciation) on investments            1,118,806          496,041

    Net increase in net assets resulting from operations                           3,504,416          622,466

DISTRIBUTIONS:
    From net investment income                                                      (374,487)        (277,567)
    From net realized gains                                                       (1,800,475)               0

    Total distributions                                                           (2,174,962)        (277,567)

SHARE TRANSACTIONS:
    Net proceeds from sales of shares                                             12,889,912       11,422,709
    Reinvestment of distributions                                                  2,174,962          277,567
    Redemptions of shares                                                         (1,034,559)        (488,360)

    Net increase in net assets resulting from share transactions                  14,030,315       11,211,916

    Total increase in net assets                                                  15,359,769       11,556,815

NET ASSETS:
    Beginning of period                                                           12,600,896        1,044,081

    End of period  (1)                                             $              27,960,665  $    12,600,896

OTHER INFORMATION:

SHARES:
    Sold                                                                          11,861,098       11,136,318
    Issued in reinvestment of distributions                                        1,946,879          265,848
    Redeemed                                                                        (953,870)        (485,178)

    Net increase                                                                  12,854,107       10,916,988

(1)  Including overdistributed net investment income               $                (103,307) $      (102,926)

See notes to financial statements.                                                                 (Continued)






MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999


                                                                          AGGRESSIVE          CONSERVATIVE           MODERATE
                                                                          PROFILE II           PROFILE II           PROFILE II
                                                                           PORTFOLIO            PORTFOLIO           PORTFOLIO
ASSETS:
     Investments in securities, market value  (1)                        2,195,525    $         738,658   $        2,712,150
     Subscriptions receivable                                                6,102                  999                    0

     Total assets                                                        2,201,627              739,657            2,712,150

LIABILITIES:
     Due to GW Capital Management                                            5,897                  731                5,005
     Redemptions payable                                                                                               1,596

     Total liabilities                                                       5,897                  731                6,601

NET ASSETS                                                               2,195,730    $         738,926   $        2,705,549

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                          19,935    $           7,220   $           26,084
     Additional paid-in capital                                          2,057,434              722,725            2,593,698
     Net unrealized appreciation (depreciation) on investments              44,734               (8,688)              17,739
     Undistributed (overdistributed) net investment income                     (12)                  36                   58
     Accumulated net realized gain on investments                           73,639               17,633               67,970

NET ASSETS                                                               2,195,730    $         738,926   $        2,705,549

NET ASSET VALUE PER OUTSTANDING SHARE                                      11.0146    $         10.2341   $          10.3724
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                        100,000,000          100,000,000          100,000,000
     Outstanding                                                           199,347               72,202              260,840

(1)  Cost of investments in securities:                                  2,150,791    $         747,346   $        2,694,411

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999

                                                                    MODERATELY            MODERATELY
                                                                    AGGRESSIVE           CONSERVATIVE
                                                                    PROFILE II            PROFILE II
                                                                    PORTFOLIO             PORTFOLIO
ASSETS:
     Investments in securities, market value  (1)                       3,761,690   $            909,039
     Subscriptions receivable                                               9,650                    286

     Total assets                                                       3,771,340                909,325

LIABILITIES:
     Due to GW Capital Management                                           6,243                  1,223
     Redemptions payable                                                                               0

     Total liabilities                                                      6,243                  1,223

NET ASSETS                                                              3,765,097   $            908,102

NET ASSETS REPRESENTED BY:
     Capital stock, $.10 par value                                         35,154   $              8,803
     Additional paid-in capital                                         3,610,368                884,175
     Net unrealized appreciation (depreciation) on investments             35,494                 (4,420)
     Undistributed (overdistributed) net investment income                     80                     28
     Accumulated net realized gain on investments                          84,001                 19,516

NET ASSETS                                                              3,765,097   $            908,102

NET ASSET VALUE PER OUTSTANDING SHARE                                     10.7103   $            10.3158
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
     Authorized                                                       100,000,000            100,000,000
     Outstanding                                                          351,541                 88,030

(1)  Cost of investments in securities:                                 3,726,196   $            913,459

See notes to financial statements.






MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
PERIOD ENDED DECEMBER 31, 1999


                                                                             AGGRESSIVE        CONSERVATIVE          MODERATE
                                                                             PROFILE II         PROFILE II          PROFILE II
                                                                             PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                                                (A)                 (B)                (A)
INVESTMENT INCOME:
Income distributions received                                                  3,884  $           8,419  $           17,738

EXPENSES:
Management fees                                                                  225                100                 304

NET INVESTMENT INCOME                                                          3,659              8,319              17,434

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                              19,163              8,248              22,276
Net capital gain distributions received                                      126,231             13,224              91,974
Change in net unrealized appreciation (depreciation) on investments           44,734             (8,688)             17,739

Net realized and unrealized gain on investments                              190,128             12,784             131,989

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         193,787  $          21,103  $          149,423


Portfolio inception dates:   (A):   September 16, 1999
(B):  September 30, 1999
(C):  September 27, 1999

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF OPERATIONS
PERIOD ENDED DECEMBER 31, 1999

                                                                           MODERATELY         MODERATELY
                                                                           AGGRESSIVE        CONSERVATIVE
                                                                           PROFILE II         PROFILE II
                                                                            PORTFOLIO          PORTFOLIO
                                                                               (A)                (C)
INVESTMENT INCOME:
Income distributions received                                                 16,476  $           7,590

EXPENSES:
Management fees                                                                  339                 99

NET INVESTMENT INCOME                                                         16,137              7,491

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments                                              21,083              6,439
Net capital gain distributions received                                      138,956             23,646
Change in net unrealized appreciation (depreciation) on investments           35,494             (4,420)

Net realized and unrealized gain on investments                              195,533             25,665

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         211,670  $          33,156


Portfolio inception dates:   (A):   September 16, 1999
(B):  September 30, 1999
(C):  September 27, 1999

See notes to financial statements.







MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1999


                                                                       AGGRESSIVE          CONSERVATIVE           MODERATE
                                                                       PROFILE II           PROFILE II           PROFILE II
                                                                        PORTFOLIO            PORTFOLIO            PORTFOLIO
                                                                          1999                 1999                 1999
INCREASE IN NET ASSETS:                                                    (A)                  (B)                  (A)

OPERATIONS:
     Net investment income                                         $           3,659    $           8,319    $          17,434
     Net realized gain on investments                                         19,163                8,248               22,276
     Net capital gain distributions received                                 126,231               13,224               91,974
     Change in net unrealized appreciation (depreciation) on investments      44,734               (8,688)              17,739

     Net increase in net assets resulting from operations                    193,787               21,103              149,423

DISTRIBUTIONS:
     From net investment income                                               (3,671)              (8,283)             (17,376)
     From net realized gains                                                 (71,755)              (3,839)             (46,280)

     Total distributions                                                     (75,426)             (12,122)             (63,656)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                     2,004,558              717,823            2,560,625
     Reinvestment of distributions                                            75,426               12,122               63,656
     Redemptions of shares                                                    (2,615)                   0               (4,499)

     Net increase in net assets resulting from share transactions          2,077,369              729,945            2,619,782

     Total increase in net assets                                          2,195,730              738,926            2,705,549

NET ASSETS:
     Beginning of period                                                           0                    0                    0

     End of period  (1)                                            $       2,195,730    $         738,926    $       2,705,549

OTHER INFORMATION:

SHARES:
     Sold                                                                    192,692               71,017              255,116
     Issued in reinvestment of distributions                                   6,900                1,185                6,161
     Redeemed                                                                   (245)                   0                 (437)

     Net increase                                                            199,347               72,202              260,840

(1)  Including undistributed (overdistributed) net investment income             (12)   $              36    $              58

Portfolio inception dates:
(A):   September 16, 1999;  (B):  September 30, 1999;  (C):  September 27, 1999.

See notes to financial statements.


MAXIM SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED DECEMBER 31, 1999

                                                                                 MODERATELY           MODERATELY
                                                                                 AGGRESSIVE          CONSERVATIVE
                                                                                 PROFILE II           PROFILE II
                                                                                  PORTFOLIO            PORTFOLIO
                                                                                    1999                 1999
INCREASE IN NET ASSETS:                                                              (A)                  (C)

OPERATIONS:
     Net investment income                                         $                    16,137    $           7,491
     Net realized gain on investments                                                   21,083                6,439
     Net capital gain distributions received                                           138,956               23,646
     Change in net unrealized appreciation (depreciation) on investments                35,494               (4,420)

     Net increase in net assets resulting from operations                              211,670               33,156

DISTRIBUTIONS:
     From net investment income                                                        (16,057)              (7,463)
     From net realized gains                                                           (76,038)             (10,569)

     Total distributions                                                               (92,095)             (18,032)

SHARE TRANSACTIONS:
     Net proceeds from sales of shares                                               3,567,306              874,946
     Reinvestment of distributions                                                      92,095               18,032
     Redemptions of shares                                                             (13,879)                   0

     Net increase in net assets resulting from share transactions                    3,645,522              892,978

     Total increase in net assets                                                    3,765,097              908,102

NET ASSETS:
     Beginning of period                                                                     0                    0

     End of period  (1)                                            $                 3,765,097    $         908,102

OTHER INFORMATION:

SHARES:
     Sold                                                                              344,181               86,278
     Issued in reinvestment of distributions                                             8,644                1,752
     Redeemed                                                                           (1,284)

     Net increase                                                                      351,541               88,030

(1)  Including undistributed (overdistributed) net investment income                        80 $                 28

Portfolio inception dates:
(A):   September 16, 1999;  (B):  September 30, 1999;  (C):  September 27, 1999.

See notes to financial statements.







MAXIM SERIES FUND, INC.

GROWTH INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                              Year Ended December 31,
                                                  1999              1998             1997             1996              1995

Net Asset Value, Beginning of Period        $        2.4276  $         1.8507 $         1.4852  $        1.3459  $         1.0120

Income from Investment Operations

Net investment income                                0.0061            0.0070           0.0085           0.0114            0.0127
Net realized and unrealized gain                     0.6347            0.6769           0.4241           0.2851            0.3432

Total Income From Investment Operations              0.6408            0.6839           0.4326           0.2965            0.3559

Less Distributions

From net investment income                          (0.0061)          (0.0070)         (0.0085)         (0.0114)          (0.0165)
From net realized gains                             (0.1989)          (0.1000)         (0.0586)         (0.1458)          (0.0055)

Total Distributions                                 (0.2050)          (0.1070)         (0.0671)         (0.1572)          (0.0220)

Net Asset Value, End of Period              $        2.8634  $         2.4276 $         1.8507  $        1.4852  $         1.3459


Total Return                                         26.87%            37.28%           29.26%           22.10%            35.29%

Net Assets, End of Period                   $   499,612,225  $    297,170,229 $    162,975,760  $    83,743,210  $     43,515,299

Ratio of Expenses to Average Net Assets               0.60%             0.60%            0.60%            0.60%             0.60%

Ratio of Net Investment Income to
Average Net Assets                                    0.26%             0.36%            0.54%            0.83%             1.15%

Portfolio Turnover Rate                              54.24%            26.48%           21.52%           41.55%            17.90%

(Continued)






MAXIM SERIES FUND, INC.

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                                Year Ended December 31,
                                                    1999             1998             1997            1996             1995

Net Asset Value, Beginning of Period          $        1.0005 $         1.0007 $         1.0007 $        1.0007  $        1.0007

Income from Investment Operations

Net investment income                                  0.0471           0.0505           0.0512          0.0493           0.0555
Net realized loss                                                      (0.0002)

Total Income From Investment Operations                0.0471           0.0503           0.0512          0.0493           0.0555

Less Distributions

From net investment income                            (0.0471)         (0.0505)         (0.0512)        (0.0493)         (0.0555)

Total Distributions                                   (0.0471)         (0.0505)         (0.0512)        (0.0493)         (0.0555)

Net Asset Value, End of Period                $        1.0005 $         1.0005 $         1.0007 $        1.0007  $        1.0007


Total Return/Yield                                      4.81%            5.15%            5.24%           5.04%            5.62%

Net Assets, End of Period                     $     722,697,255     $619,416,664    $453,155,210    $396,453,188        $277,257,289


Ratio of Expenses to Average Net Assets                 0.46%            0.46%            0.46%           0.46%            0.46%

Ratio of Net Investment Income to
Average Net Assets                                      4.73%            5.05%            5.14%           4.99%            5.55%






                                                              (Concluded)


MAXIM SERIES FUND, INC.

STOCK INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                             Year Ended December 31,
                                                  1999              1998              1997            1996             1995

Net Asset Value, Beginning of Period       $         3.5821  $          2.9474  $       2.3650  $        1.9796  $        1.4978

Income from Investment Operations

Net investment income                                0.0272             0.0283          0.0364           0.0336           0.0334
Net realized and unrealized gain                     0.6682             0.7538          0.7196           0.3960           0.4963

Total Income From Investment Operations              0.6954             0.7821          0.7560           0.4296           0.5297

Less Distributions

From net investment income                          (0.0271)           (0.0284)        (0.0364)         (0.0336)         (0.0332)
From net realized gains                             (0.2060)           (0.1190)        (0.1372)         (0.0106)         (0.0147)

Total Distributions                                 (0.2331)           (0.1474)        (0.1736)         (0.0442)         (0.0479)

Net Asset Value, End of Period             $         4.0444  $          3.5821  $       2.9474  $        2.3650  $        1.9796


Total Return                                         19.73%             26.79%          32.20%           21.81%           35.60%

Net Assets, End of Period                    $  1,166,072,152    $ 1,029,722,471    $ 817,386,568  $     936,806,358   $ 707,459,637

Ratio of Expenses to Average Net Assets               0.60%              0.60%           0.60%            0.60%            0.60%

Ratio of Net Investment Income to
Average Net Assets                                    0.71%              0.87%           1.15%            1.58%            1.91%

Portfolio Turnover Rate                              10.69%             12.91%          17.30%            3.31%            5.25%



MAXIM SERIES FUND, INC.

INDEX 600 PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                                   Year Ended December 31,
                                                       1999             1998             1997            1996             1995

Net Asset Value, Beginning of Period             $        0.7921  $        1.2588  $        1.2370 $        1.1680  $        0.9540

Income from Investment Operations

Net investment income                                     0.0049           0.0069           0.0081          0.0124           0.0102
Net realized and unrealized gain (loss)                   0.0809          (0.0532)          0.2419          0.1659           0.2393

Total Income (Loss) From                                  0.0858          (0.0463)          0.2500          0.1783           0.2495
Investment Operations

Less Distributions

From net investment income                               (0.0049)         (0.0069)         (0.0081)        (0.0124)         (0.0197)
From net realized gains                                  (0.0731)         (0.4135)         (0.2201)        (0.0969)         (0.0158)

Total Distributions                                      (0.0780)         (0.4204)         (0.2282)        (0.1093)         (0.0355)

Net Asset Value, End of Period                   $        0.7999  $        0.7921  $        1.2588 $        1.2370  $        1.1680


Total Return                                              11.85%            (1.58%)         21.00%          15.30%           26.24%

Net Assets, End of Period                        $    25,168,640  $    23,618,628     $ 121,454,805    $ 80,783,692  $    51,610,284

Ratio of Expenses to Average Net Assets                    0.60%            0.60%            0.60%           0.60%            0.60%

Ratio of Net Investment Income to
Average Net Assets                                         0.66%            0.25%            0.66%           1.04%            1.00%

Portfolio Turnover Rate                                   37.75%           59.18%          102.45%          39.66%           30.17%



MAXIM SERIES FUND, INC.

TEMPLETON INTERNATIONAL EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                               Year Ended December 31,
                                                   1999              1998             1997             1996              1995

Net Asset Value, Beginning of Period         $        1.1874  $         1.2786 $         1.3229  $        1.1395  $         1.0673

Income from Investment Operations

Net investment income                                 0.0155            0.0270           0.0205           0.0136            0.0190
Net realized and unrealized gain (loss)               0.3391           (0.0911)          0.0053           0.2087            0.0756

Total Income (Loss) From
Investment Operations                                 0.3546           (0.0641)          0.0258           0.2223            0.0946

Less Distributions

From net investment income                           (0.0154)          (0.0271)         (0.0204)         (0.0136)          (0.0224)
From net realized gains                              (0.0077)                           (0.0497)         (0.0253)

Total Distributions                                  (0.0231)          (0.0271)         (0.0701)         (0.0389)          (0.0224)

Net Asset Value, End of Period               $        1.5189  $         1.1874 $         1.2786  $        1.3229  $         1.1395


Total Return                                          29.91%             (5.00%)          1.99%           19.59%             8.93%

Net Assets, End of Period                    $   101,354,181  $    120,381,642 $    132,774,511  $    96,172,049  $     55,017,668

Ratio of Expenses to Average Net Assets:                                                                   0.00%             0.00%
- Before Reimbursement                                 1.24%             1.21%            1.21%            1.42%             1.62%
- After Reimbursement #                                1.23%             1.20%            1.20%            1.39%             1.50%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement                                 0.93%             2.04%            1.69%            1.21%             1.58%
- After Reimbursement #                                0.94%             2.05%            1.70%            1.24%             1.70%

Portfolio Turnover Rate                               58.75%            40.02%           34.30%           22.21%            20.28%


# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.




MAXIM SERIES FUND, INC.

BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                              Year Ended December 31,
                                                  1999             1998             1997             1996             1995

Net Asset Value, Beginning of Period        $        1.2169  $        1.2119  $        1.2059  $        1.2301  $        1.1352

Income from Investment Operations

Net investment income                                0.0718           0.0740           0.0767           0.0745           0.0736
Net realized and unrealized gain (loss)             (0.0753)          0.0050           0.0060          (0.0242)          0.0949

Total Income (Loss) From
Investment Operations                               (0.0035)          0.0790           0.0827           0.0503           0.1685

Less Distributions

From net investment income                          (0.0713)         (0.0740)         (0.0767)         (0.0745)         (0.0736)

Total Distributions                                 (0.0713)         (0.0740)         (0.0767)         (0.0745)         (0.0736)

Net Asset Value, End of Period              $        1.1421  $        1.2169  $        1.2119  $        1.2059  $        1.2301


Total Return                                         (0.27%)           6.65%            7.07%            4.26%           15.21%

Net Assets, End of Period                   $    70,255,648  $    76,099,882  $    70,283,703  $    78,093,109  $    80,025,099

Ratio of Expenses to Average Net Assets               0.60%            0.60%            0.60%            0.60%            0.60%

Ratio of Net Investment Income to
Average Net Assets                                    6.03%            6.00%            6.22%            6.10%            6.16%

Portfolio Turnover Rate                              67.43%           42.50%           90.81%          117.39%          191.58%





                                                    (Continued)


MAXIM SERIES FUND, INC.

U.S. GOVERNMENT SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                                 Year Ended December 31,
                                                      1999             1998            1997             1996             1995

Net Asset Value, Beginning of Period           $         1.1049 $         1.0918 $        1.0738  $        1.1001  $        1.0138

Income from Investment Operations

Net investment income                                    0.0630           0.0646          0.0707           0.0675           0.0723
Net realized and unrealized gain (loss)                 (0.0600)          0.0126          0.0180          (0.0263)          0.0863

Total Income From Investment Operations                  0.0030           0.0772          0.0887           0.0412           0.1586

Less Distributions

From net investment income                              (0.0620)         (0.0641)        (0.0707)         (0.0675)         (0.0723)

Total Distributions                                     (0.0620)         (0.0641)        (0.0707)         (0.0675)         (0.0723)

Net Asset Value, End of Period                 $         1.0459 $         1.1049 $        1.0918  $        1.0738  $        1.1001


Total Return                                              0.30%            7.24%           8.51%            3.92%           16.09%

Net Assets, End of Period                      $     76,591,857 $     78,875,126 $    58,311,917  $    64,077,863  $    62,473,959

Ratio of Expenses to Average Net Assets                   0.60%            0.60%           0.60%            0.60%            0.60%

Ratio of Net Investment Income to
Average Net Assets                                        5.83%            5.91%           6.32%            6.22%            6.76%

Portfolio Turnover Rate                                  51.82%           56.64%          55.54%          145.02%          185.57%





                                                           (Concluded)

MAXIM SERIES FUND, INC.

BOND INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                              Year Ended December 31,
                                                  1999              1998             1997             1996              1995

Net Asset Value, Beginning of Period        $        1.3010  $         1.2856  $        1.2774  $        1.3161   $        1.2019

Income from Investment Operations

Net investment income                                0.0695            0.0737           0.0769           0.0777            0.0794
Net realized and unrealized gain (loss)             (0.0736)           0.0154           0.0081          (0.0387)           0.1164

Total Income (Loss) From
Investment Operations                               (0.0041)           0.0891           0.0850           0.0390            0.1958

Less Distributions

From net investment income                          (0.0693)          (0.0737)         (0.0768)         (0.0777)          (0.0816)

Total Distributions                                 (0.0693)          (0.0737)         (0.0768)         (0.0777)          (0.0816)

Net Asset Value, End of Period              $        1.2276  $         1.3010  $        1.2856  $        1.2774   $        1.3161


Total Return                                         (0.31%)            7.08%            6.85%            3.14%            16.71%

Net Assets, End of Period                   $  133,484,683       $   130,436,898  $   114,875,960  $    100,722,152   $   95,210,404

Ratio of Expenses to Average Net Assets               0.56%             0.60%            0.60%            0.60%             0.60%

Ratio of Net Investment Income to
Average Net Assets                                    5.56%             5.69%            6.02%            6.08%             6.30%

Portfolio Turnover Rate                             127.95%            59.84%          140.35%          118.50%           159.21%







                                                         (Continued)

MAXIM SERIES FUND, INC.

FOREIGN EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                              Year Ended December 31,
                                                   1999*            1998              1997             1996              1995

Net Asset Value, Beginning of Period        $         0.9748  $        0.9277  $         1.0580  $        0.9871  $         0.9515

Income from Investment Operations

Net investment income (loss)                          0.0085           0.0057           (0.0017)          0.0041            0.0073
Net realized and unrealized gain (loss)               0.2887           0.0649           (0.0593)          0.0709            0.0398

Total Income (Loss) From
Investment Operations                                 0.2972           0.0706           (0.0610)          0.0750            0.0471

Less Distributions

From net investment income                           (0.0044)         (0.0086)
From net realized gains                                               (0.0149)          (0.0693)         (0.0041)          (0.0115)

Total Distributions                                  (0.0044)         (0.0235)          (0.0693)         (0.0041)          (0.0115)

Net Asset Value, End of Period              $         1.2676  $        0.9748  $         0.9277  $        1.0580  $         0.9871


Total Return                                          30.65%            7.67%            (5.69%)           7.61%             5.02%

Net Assets, End of Period                   $      2,001,077  $    78,509,092  $     64,674,772  $    80,106,459  $     64,403,868

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                                 1.43%            1.31%             1.35%            1.45%             1.51%
- After Reimbursement #                                1.29%            1.30%             1.33%            1.45%             1.50%

Ratio of Net Investment Income (Loss) to
Average Net Assets:
- Before Reimbursement                                 1.06%            0.62%            (0.25%)           0.41%             0.68%
- After Reimbursement #                                1.20%            0.63%            (0.23%)           0.41%             0.69%

Portfolio Turnover Rate                              150.02%          129.82%           200.82%           75.65%           119.98%


*The per share information was computed based on average shares.

# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.


                          (Continued)
MAXIM SERIES FUND, INC.

SHORT-TERM MATURITY BOND PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997 and 1996, and the period ended December 31, 1995 are as follows:

                                              Period Ended December 31,
                                                   1999              1998            1997             1996            1995
                                                                                                                       (A)
Net Asset Value, Beginning of Period        $          1.0204  $        1.0134 $        1.0065  $        1.0092 $        1.0000

Income from Investment Operations

Net investment income                                  0.0520           0.0546          0.0534           0.0489          0.0194
Net realized and unrealized gain (loss)               (0.0183)          0.0087          0.0070          (0.0027)         0.0105

Total Income From Investment Operations                0.0337           0.0633          0.0604           0.0462          0.0299

Less Distributions

From net investment income                            (0.0517)         (0.0543)        (0.0534)         (0.0489)        (0.0207)
From net realized gains                               (0.0003)         (0.0020)        (0.0001)

Total Distributions                                   (0.0520)         (0.0563)        (0.0535)         (0.0489)        (0.0207)

Net Asset Value, End of Period              $          1.0021  $        1.0204 $        1.0134  $        1.0065 $        1.0092


Total Return                                            3.37%            6.36%           6.14%            4.70%           3.02%

Net Assets, End of Period                   $     137,920,472  $     110,917,091 $    78,367,545  $    39,503,114 $    15,618,670

Ratio of Expenses to Average Net Assets                 0.60%            0.60%           0.60%            0.60%           0.53% *

Ratio of Net Investment Income to
Average Net Assets                                      5.29%            5.45%           5.47%            5.15%           4.61% *

Portfolio Turnover Rate                                45.60%           37.33%          84.59%           51.71%          97.87%


*Annualized

(A) The portfolio commenced operations on August 1, 1995.

                                                         (Continued)


MAXIM SERIES FUND, INC.

U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                              Year Ended December 31,
                                                   1999             1998              1997             1996              1995

Net Asset Value, Beginning of Period        $         1.1863  $        1.1743  $         1.1519  $        1.1786  $         1.0917

Income from Investment Operations

Net investment income                                 0.0676           0.0700            0.0745           0.0751            0.0781
Net realized and unrealized gain (loss)              (0.0619)          0.0118            0.0224          (0.0267)           0.0869

Total Income From Investment Operations               0.0057           0.0818            0.0969           0.0484            0.1650

Less Distributions

From net investment income                           (0.0670)         (0.0698)          (0.0745)         (0.0751)          (0.0781)

Total Distributions                                  (0.0670)         (0.0698)          (0.0745)         (0.0751)          (0.0781)

Net Asset Value, End of Period              $         1.1250  $        1.1863  $         1.1743  $        1.1519  $         1.1786


Total Return                                           0.51%            7.12%             8.64%            4.29%            15.55%

Net Assets, End of Period                   $    183,177,607  $   192,302,277  $    162,184,386  $   138,465,908  $    129,549,680

Ratio of Expenses to Average Net Assets                0.60%            0.60%             0.60%            0.60%             0.60%

Ratio of Net Investment Income to
Average Net Assets                                     5.86%            5.98%             6.44%            6.51%             6.84%

Portfolio Turnover Rate                               46.74%          108.19%            34.01%           94.63%           188.04%





                                                              (Concluded)



MAXIM SERIES FUND, INC.

INVESCO BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998 and 1997, and the period ended December 31, 1996 are as follows:

                                                             Period Ended December 31,
                                                            1999               1998               1997                1996
                                                                                                                      (A)
Net Asset Value, Beginning of Period                 $         1.4608   $         1.2588   $          1.0408   $         1.0000

Income from Investment Operations

Net investment income                                          0.0271             0.0289              0.0187             0.0052
Net realized and unrealized gain                               0.2086             0.2020              0.2518             0.0420

Total Income From Investment Operations                        0.2357             0.2309              0.2705             0.0472

Less Distributions

From net investment income                                    (0.0272)           (0.0289)            (0.0187)           (0.0052)
From net realized gains                                       (0.2535)                               (0.0338)           (0.0012)

Total Distributions                                           (0.2807)           (0.0289)            (0.0525)           (0.0064)

Net Asset Value, End of Period                       $         1.4158   $         1.4608   $          1.2588   $         1.0408


Total Return                                                   16.74%             18.42%              26.10%              4.60%

Net Assets, End of Period                            $    168,657,892   $    175,637,780   $     127,072,586   $     15,987,166

Ratio of Expenses to Average Net Assets                         1.00%              1.00%               1.00%              1.00% *

Ratio of Net Investment Income to
Average Net Assets                                              1.94%              2.18%               2.77%              2.84% *

Portfolio Turnover Rate                                       119.39%            119.95%             150.57%             17.14%


*Annualized

(A) The portfolio commenced operations on October 1, 1996.

                                                                 (Continued)


MAXIM SERIES FUND, INC.

T. ROWE PRICE EQUITY/INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                             Year Ended December 31,
                                                  1999              1998              1997              1996             1995

Net Asset Value, Beginning of Period       $         1.7804  $         1.7602  $         1.4492  $         1.2633  $       0.9805

Income from Investment Operations

Net investment income                                0.0339            0.0370            0.0357            0.0299          0.0345
Net realized and unrealized gain                     0.0242            0.1177            0.3783            0.2130          0.2892

Total Income From Investment Operations              0.0581            0.1547            0.4140            0.2429          0.3237

Less Distributions

From net investment income                          (0.0340)          (0.0369)          (0.0357)          (0.0300)        (0.0396)
From net realized gains                             (0.1491)          (0.0976)          (0.0673)          (0.0270)        (0.0013)

Total Distributions                                 (0.1831)          (0.1345)          (0.1030)          (0.0570)        (0.0409)

Net Asset Value, End of Period             $         1.6554  $         1.7804  $         1.7602  $         1.4492  $       1.2633


Total Return                                          3.39%             8.93%            28.82%            19.39%          33.42%

Net Assets, End of Period                  $    189,499,607  $    209,702,724  $    167,154,169  $     69,535,903  $   10,950,195

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                                0.88%             0.88%             0.93%             1.20%           1.82%
- After Reimbursement #                               0.88%             0.88%             0.91%             0.95%           0.95%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement                                1.84%             2.14%             2.46%             2.60%           2.59%
- After Reimbursement #                               1.84%             2.14%             2.48%             2.85%           3.46%

Portfolio Turnover Rate                              44.02%            32.30%            25.35%            26.15%          14.00%


# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.


                                                               (Concluded)

MAXIM SERIES FUND, INC.

ARIEL MIDCAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                              Year Ended December 31,
                                              ------------------------------------------------------------------------------------
                                              ------------------------------------------------------------------------------------
                                                    1999*           1998             1997              1996             1995
                                              ---------------  ---------------   --------------   ---------------   --------------
                                              ---------------  ---------------   --------------   ---------------   --------------

Net Asset Value, Beginning of Period        $         1.8417 $         1.5532  $        1.4327  $         1.3538  $        1.1003

Income from Investment Operations

Net investment income (loss)                          0.0115          (0.0092)         (0.0437)          (0.0083)          0.0018
Net realized and unrealized gain                      0.0029           0.5058           0.2257            0.0890           0.2893
                                              ---------------  ---------------   --------------   ---------------   --------------
                                              ---------------  ---------------   --------------   ---------------   --------------

Total Income From Investment Operations               0.0144           0.4966           0.1820            0.0807           0.2911
                                              ---------------  ---------------   --------------   ---------------   --------------
                                              ---------------  ---------------   --------------   ---------------   --------------

Less Distributions

From net investment income                           (0.0115)                                                             (0.0317)
From net realized gains                              (0.3034)         (0.2081)         (0.0615)          (0.0018)         (0.0059)
                                              ---------------  ---------------   --------------   ---------------   --------------
                                              ---------------  ---------------   --------------   ---------------   --------------

Total Distributions                                  (0.3149)         (0.2081)         (0.0615)          (0.0018)         (0.0376)
                                              ---------------  ---------------   --------------   ---------------   --------------
                                              ---------------  ---------------   --------------   ---------------   --------------

Net Asset Value, End of Period              $         1.5412 $         1.8417  $        1.5532  $         1.4327  $        1.3538
                                              ===============  ===============   ==============   ===============   ==============
                                              ===============  ===============   ==============   ===============   ==============


Total Return                                           0.26%           33.77%           12.95%             5.96%           26.50%

Net Assets, End of Period                   $     67,498,788 $    317,547,944  $   233,939,911  $    214,710,803  $   148,264,194

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                                 1.04%            1.02%            1.06%             1.08%            1.15%
- After Reimbursement #                                1.04%            1.02%            1.06%             1.07%            1.10%

Ratio of Net Investment Income (Loss) to
Average Net Assets:
- Before Reimbursement                                 0.36%           (0.64%)          (0.51%)           (0.67%)           0.08%
- After Reimbursement #                                0.36%           (0.64%)          (0.51%)           (0.66%)           0.13%

Portfolio Turnover Rate                              182.75%           87.81%          139.74%            80.31%          167.21%


*The per share information was computed based on average shares.

# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.

                                                         (Continued)


MAXIM SERIES FUND, INC.

INVESCO ADR PORTFOLIO

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                                Year Ended December 31,
                                                ---------------------------------------------------------------------------------
                                                ---------------------------------------------------------------------------------
                                                     1999            1998             1997             1996            1995
                                                ---------------  --------------   --------------   -------------   --------------
                                                ---------------  --------------   --------------   -------------   --------------

Net Asset Value, Beginning of Period          $         1.6252 $        1.4804  $        1.3508  $       1.1255  $        0.9859

Income from Investment Operations

Net investment income                                   0.0061          0.0123           0.0114          0.0112           0.0120
Net realized and unrealized gain                        0.3614          0.1453           0.1512          0.2266           0.1396
                                                ---------------  --------------   --------------   -------------   --------------
                                                ---------------  --------------   --------------   -------------   --------------

Total Income From Investment Operations                 0.3675          0.1576           0.1626          0.2378           0.1516
                                                ---------------  --------------   --------------   -------------   --------------
                                                ---------------  --------------   --------------   -------------   --------------

Less Distributions

From net investment income                             (0.0057)        (0.0128)         (0.0116)        (0.0112)         (0.0120)
From net realized gains                                (0.0101)                         (0.0214)        (0.0013)
                                                ---------------  --------------   --------------   -------------   --------------
                                                ---------------  --------------   --------------   -------------   --------------

Total Distributions                                    (0.0158)        (0.0128)         (0.0330)        (0.0125)         (0.0120)
                                                ---------------  --------------   --------------   -------------   --------------
                                                ---------------  --------------   --------------   -------------   --------------

Net Asset Value, End of Period                $         1.9769 $        1.6252  $        1.4804  $       1.3508  $        1.1255
                                                ===============  ==============   ==============   =============   ==============
                                                ===============  ==============   ==============   =============   ==============


Total Return                                            22.67%          10.64%           12.08%          21.17%           15.48%

Net Assets, End of Period                     $    141,769,982 $    28,296,279  $    16,581,357  $    7,694,858  $     2,681,969

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                                   1.16%           1.32%            1.63%           2.29%            2.78%
- After Reimbursement #                                  1.14%           1.30%            1.30%           1.33%            1.50%

Ratio of Net Investment Income (Loss) to
Average Net Assets:
- Before Reimbursement                                   0.57%           0.84%            0.69%           0.24%              (0.11%)
- After Reimbursement #                                  0.59%           0.86%            1.02%           1.20%            1.17%

Portfolio Turnover Rate                                 22.06%          28.66%           19.56%          15.25%            5.88%


# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.



                                                        (Continued)
MAXIM SERIES FUND, INC.

INVESCO SMALL-CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                              Year Ended December 31,
                                              ------------------------------------------------------------------------------------
                                              ------------------------------------------------------------------------------------
                                                  1999              1998             1997             1996              1995
                                              --------------   ---------------  ---------------   --------------   ---------------
                                              --------------   ---------------  ---------------   --------------   ---------------

Net Asset Value, Beginning of Period        $        1.8506  $         1.5955 $         1.4330  $        1.2734  $         1.0054

Income from Investment Operations

Net investment income (loss)                        (0.0038)          (0.0048)          0.0009           0.0024            0.0069
Net realized and unrealized gain                     1.4263            0.2842           0.2612           0.3380            0.3118
                                              --------------   ---------------  ---------------   --------------   ---------------
                                              --------------   ---------------  ---------------   --------------   ---------------

Total Income From Investment Operations              1.4225            0.2794           0.2621           0.3404            0.3187
                                              --------------   ---------------  ---------------   --------------   ---------------
                                              --------------   ---------------  ---------------   --------------   ---------------

Less Distributions

From net investment income                                                             (0.0009)         (0.0024)          (0.0341)
From net realized gains                             (0.4386)          (0.0243)         (0.0987)         (0.1784)          (0.0166)
                                              --------------   ---------------  ---------------   --------------   ---------------
                                              --------------   ---------------  ---------------   --------------   ---------------

Total Distributions                                 (0.4386)          (0.0243)         (0.0996)         (0.1808)          (0.0507)
                                              --------------   ---------------  ---------------   --------------   ---------------
                                              --------------   ---------------  ---------------   --------------   ---------------

Net Asset Value, End of Period              $        2.8345  $         1.8506 $         1.5955  $        1.4330  $         1.2734
                                              ==============   ===============  ===============   ==============   ===============
                                              ==============   ===============  ===============   ==============   ===============


Total Return                                         80.78%            17.62%           18.70%           26.73%            31.79%

Net Assets, End of Period                   $   181,228,671  $     82,115,568 $     62,251,873  $    31,827,778  $      6,385,180

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                                1.09%             1.11%            1.19%            1.46%             2.30%
- After Reimbursement #                               1.07%             1.10%            1.10%            1.10%             1.10%

Ratio of Net Investment Income (Loss) to
Average Net Assets:
- Before Reimbursement                               (0.36%)           (0.32%)             (0.08%)           (0.11%)        (0.62%)
- After Reimbursement #                              (0.34%)           (0.31%)           0.01%            0.25%             0.58%

Portfolio Turnover Rate                             223.65%           149.15%          174.65%          265.05%           266.64%


# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.



                                                         (Concluded)
MAXIM SERIES FUND, INC.

LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                                Year Ended December 31,
                                                -----------------------------------------------------------------------------------
                                                -----------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
                                                ---------------  ---------------   --------------   --------------   --------------
                                                ---------------  ---------------   --------------   --------------   --------------

Net Asset Value, Beginning of Period          $         1.4482 $         1.5316  $        1.4028  $        1.1605  $        0.9755

Income from Investment Operations

Net investment income                                   0.0079           0.0139           0.0103           0.0091           0.0075
Net realized and unrealized gain (loss)                (0.0219)         (0.0492)          0.3273           0.3376           0.2840
                                                ---------------  ---------------   --------------   --------------   --------------
                                                ---------------  ---------------   --------------   --------------   --------------

Total Income (Loss) From
Investment Operations                                  (0.0140)         (0.0353)          0.3376           0.3467           0.2915
                                                ---------------  ---------------   --------------   --------------   --------------
                                                ---------------  ---------------   --------------   --------------   --------------

Less Distributions

From net investment income                             (0.0084)         (0.0138)         (0.0100)         (0.0091)         (0.0945)
From net realized gains                                (0.0909)         (0.0343)         (0.1988)         (0.0953)         (0.0120)
                                                ---------------  ---------------   --------------   --------------   --------------
                                                ---------------  ---------------   --------------   --------------   --------------

Total Distributions                                    (0.0993)         (0.0481)         (0.2088)         (0.1044)         (0.1065)
                                                ---------------  ---------------   --------------   --------------   --------------
                                                ---------------  ---------------   --------------   --------------   --------------

Net Asset Value, End of Period                $         1.3349 $         1.4482  $        1.5316  $        1.4028  $        1.1605
                                                ===============  ===============   ==============   ==============   ==============
                                                ===============  ===============   ==============   ==============   ==============


Total Return                                            (0.43%)          (2.28%)          24.50%           30.09%           29.96%

Net Assets, End of Period                     $     93,087,906 $    127,807,361  $   183,322,635  $    79,944,926  $    28,594,611

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                                   1.15%            1.11%            1.11%            1.27%            1.46%
- After Reimbursement #                                  1.14%            1.11%            1.11%            1.26%            1.30%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement                                   0.52%            0.81%            0.89%            0.97%            0.49%
- After Reimbursement #                                  0.53%            0.81%            0.89%            0.98%            0.65%

Portfolio Turnover Rate                                105.57%          149.12%           93.28%           62.63%           99.48%


# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.




MAXIM SERIES FUND, INC.

ARIEL SMALL-CAP VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                                Year Ended December 31,
                                                -----------------------------------------------------------------------------------
                                                -----------------------------------------------------------------------------------
                                                    1999             1998              1997             1996             1995
                                                --------------   --------------    --------------   --------------   --------------
                                                --------------   --------------    --------------   --------------   --------------

Net Asset Value, Beginning of Period          $        0.9538  $        0.9154   $        1.2480  $        1.0669  $        0.9974

Income from Investment Operations

Net investment income                                  0.0019           0.0022            0.0067           0.0095           0.0286
Net realized and unrealized gain (loss)               (0.0631)          0.0721            0.3223           0.1811           0.1234
                                                --------------   --------------    --------------   --------------   --------------
                                                --------------   --------------    --------------   --------------   --------------

Total Income (Loss) From
Investment Operations                                 (0.0612)          0.0743            0.3290           0.1906           0.1520
                                                --------------   --------------    --------------   --------------   --------------
                                                --------------   --------------    --------------   --------------   --------------

Less Distributions

From net investment income                            (0.0019)         (0.0022)          (0.0067)         (0.0095)         (0.0636)
From net realized gains                               (0.1067)         (0.0337)          (0.6549)                          (0.0189)
                                                --------------   --------------    --------------   --------------   --------------
                                                --------------   --------------    --------------   --------------   --------------

Total Distributions                                   (0.1086)         (0.0359)          (0.6616)         (0.0095)         (0.0825)
                                                --------------   --------------    --------------   --------------   --------------
                                                --------------   --------------    --------------   --------------   --------------

Net Asset Value, End of Period                $        0.7840  $        0.9538   $        0.9154  $        1.2480  $        1.0669
                                                ==============   ==============    ==============   ==============   ==============
                                                ==============   ==============    ==============   ==============   ==============


Total Return                                           (5.80%)           8.28%            27.86%           17.94%           15.51%

Net Assets, End of Period                     $    35,290,690  $    38,747,052   $    22,526,242  $    36,599,651  $    20,769,579

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                                  1.28%            1.27%             1.33%            1.42%            1.52%
- After Reimbursement #                                 1.23%            1.26%             1.28%            1.31%            1.35%

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement                                  0.16%            0.26%             0.59%            0.79%            2.34%
- After Reimbursement #                                 0.21%            0.27%             0.64%            0.90%            2.51%

Portfolio Turnover Rate                                46.17%           26.29%            82.83%           30.61%           17.78%



# Percentages are shown net of expenses reimbursed by The Great-West Life Assurance Company or GW Capital Management, LLC.



                                               (Continued)
MAXIM SERIES FUND, INC.

FOUNDERS GROWTH & INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1999 and 1998, and the period ended December 31, 1997 are as follows:

                                                                Period Ended December 31,
                                                                ---------------------------------------------------------------
                                                                ---------------------------------------------------------------
                                                                      1999                   1998                  1997
                                                                -----------------      -----------------     ------------------
                                                                -----------------      -----------------     ------------------
                                                                                                                    (A)
Net Asset Value, Beginning of Period                          $           1.1448     $           1.0228    $            1.0000

Income from Investment Operations

Net investment income                                                     0.0004                 0.0157                 0.0089
Net realized and unrealized gain                                          0.1633                 0.1655                 0.0228
                                                                -----------------      -----------------     ------------------
                                                                -----------------      -----------------     ------------------

Total Income From Investment Operations                                   0.1637                 0.1812                 0.0317
                                                                -----------------      -----------------     ------------------
                                                                -----------------      -----------------     ------------------

Less Distributions

From net investment income                                               (0.0004)               (0.0157)               (0.0089)
From net realized gains                                                  (0.0665)               (0.0435)
                                                                -----------------      -----------------     ------------------
                                                                -----------------      -----------------     ------------------

Total Distributions                                                      (0.0669)               (0.0592)               (0.0089)
                                                                -----------------      -----------------     ------------------
                                                                -----------------      -----------------     ------------------

Net Asset Value, End of Period                                $           1.2416     $           1.1448    $            1.0228
                                                                =================      =================     ==================
                                                                =================      =================     ==================


Total Return                                                              15.04%                 17.85%                  3.17%

Net Assets, End of Period                                     $      147,265,224     $      120,887,237    $        94,206,892

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                                                     1.12%                  1.15%                  1.15% *
- After Reimbursement #                                                    1.11%                  1.15%                  1.14% *

Ratio of Net Investment Income to
Average Net Assets:
- Before Reimbursement                                                     0.02%                  1.46%                  1.77% *
- After Reimbursement #                                                    0.03%                  1.46%                  1.78% *

Portfolio Turnover Rate                                                  173.72%                287.17%                111.45%


*Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A) The portfolio commenced operations on July 1, 1997.

                                                             (Continued)



MAXIM SERIES FUND, INC.

LOOMIS SAYLES CORPORATE BOND PORTFOLIO

FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                              Year Ended December 31,
                                              -------------------------------------------------------------------------------------
                                              -------------------------------------------------------------------------------------
                                                   1999              1998             1997              1996             1995
                                              ---------------   ---------------  ---------------   ---------------   --------------
                                              ---------------   ---------------  ---------------   ---------------   --------------

Net Asset Value, Beginning of Period        $         1.1118  $         1.1981 $         1.1618  $         1.1521  $        0.9716

Income from Investment Operations

Net investment income                                 0.0873            0.0838           0.0764            0.0825           0.0842
Net realized and unrealized gain (loss)              (0.0344)          (0.0429)          0.0689            0.0324           0.1994
                                              ---------------   ---------------  ---------------   ---------------   --------------
                                              ---------------   ---------------  ---------------   ---------------   --------------

Total Income From Investment Operations               0.0529            0.0409           0.1453            0.1149           0.2836
                                              ---------------   ---------------  ---------------   ---------------   --------------
                                              ---------------   ---------------  ---------------   ---------------   --------------

Less Distributions

From net investment income                           (0.0892)          (0.0839)         (0.0762)          (0.0825)         (0.1001)
From net realized gains                              (0.0112)          (0.0433)         (0.0328)          (0.0227)         (0.0030)
                                              ---------------   ---------------  ---------------   ---------------   --------------
                                              ---------------   ---------------  ---------------   ---------------   --------------

Total Distributions                                  (0.1004)          (0.1272)         (0.1090)          (0.1052)         (0.1031)
                                              ---------------   ---------------  ---------------   ---------------   --------------
                                              ---------------   ---------------  ---------------   ---------------   --------------

Net Asset Value, End of Period              $         1.0643  $         1.1118 $         1.1981  $         1.1618  $        1.1521
                                              ===============   ===============  ===============   ===============   ==============
                                              ===============   ===============  ===============   ===============   ==============


Total Return                                           4.87%             3.43%           12.70%            10.35%           30.19%

Net Assets, End of Period                   $    191,419,344  $    199,386,033 $    158,884,389  $     83,645,029  $    45,530,190

Ratio of Expenses to Average Net Assets                0.90%             0.90%            0.90%             0.90%            0.90%

Ratio of Net Investment Income to
Average Net Assets                                     7.74%             7.41%            7.14%             7.68%            7.89%

Portfolio Turnover Rate                               28.00%            55.47%           52.69%            40.02%           24.70%





                                                  (Continued)
MAXIM SERIES FUND, INC.

T. ROWE PRICE MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1999 and 1998, and the period ended December 31, 1997 are as follows:

                                                               Period Ended December 31,
                                                               --------------------------------------------------------------
                                                               --------------------------------------------------------------
                                                                     1999                  1998                  1997
                                                               ------------------    ------------------    ------------------
                                                               ------------------    ------------------    ------------------
                                                                                                                  (A)
Net Asset Value, Beginning of Period                         $            1.3472   $            1.1069   $            1.0000

Income from Investment Operations
                                                                                                                      0.0000
Net investment income (loss)                                             (0.0040)              (0.0016)               0.0000
Net realized and unrealized gain                                          0.3274                0.2471                0.1086
                                                               ------------------    ------------------    ------------------
                                                               ------------------    ------------------    ------------------

Total Income From Investment Operations                                   0.3234                0.2455                0.1086
                                                               ------------------    ------------------    ------------------
                                                               ------------------    ------------------    ------------------

Less Distributions

From net realized gains                                                  (0.0875)              (0.0052)              (0.0017)
                                                               ------------------    ------------------    ------------------
                                                               ------------------    ------------------    ------------------

Total Distributions                                                      (0.0875)              (0.0052)              (0.0017)
                                                               ------------------    ------------------    ------------------
                                                               ------------------    ------------------    ------------------

Net Asset Value, End of Period                               $            1.5831   $            1.3472   $            1.1069
                                                               ==================    ==================    ==================
                                                               ==================    ==================    ==================


Total Return                                                              24.60%                22.23%                10.86%

Net Assets, End of Period                                    $       203,089,451   $       139,762,438   $        56,704,297

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                                                     1.11%                 1.16%                 1.30% *
- After Reimbursement #                                                    1.05%                 1.05%                 1.05% *

Ratio of Net Investment Loss to
Average Net Assets:
- Before Reimbursement                                                    (0.41%)               (0.32%)               (0.41%)*
- After Reimbursement #                                                   (0.35%)               (0.21%)               (0.16%)*

Portfolio Turnover Rate                                                   66.80%                52.50%                24.28%


*Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A) The portfolio commenced operations on July 1, 1997.

                                                      (Continued)



MAXIM SERIES FUND, INC.

VALUE INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1999, 1998, 1997, 1996 and 1995 are as follows:

                                             Year Ended December 31,
                                             -------------------------------------------------------------------------------------
                                             -------------------------------------------------------------------------------------
                                                  1999             1998              1997              1996             1995
                                             ---------------  ---------------   ---------------   ---------------   --------------
                                             ---------------  ---------------   ---------------   ---------------   --------------

Net Asset Value, Beginning of Period       $         1.8953 $         1.8136  $         1.4538  $         1.2623  $        0.9614

Income from Investment Operations

Net investment income                                0.0243           0.0279            0.0278            0.0298           0.0305
Net realized and unrealized gain                     0.1779           0.2301            0.4631            0.2287           0.3198
                                             ---------------  ---------------   ---------------   ---------------   --------------
                                             ---------------  ---------------   ---------------   ---------------   --------------

Total Income From Investment Operations              0.2022           0.2580            0.4909            0.2585           0.3503
                                             ---------------  ---------------   ---------------   ---------------   --------------
                                             ---------------  ---------------   ---------------   ---------------   --------------

Less Distributions

From net investment income                          (0.0243)         (0.0278)          (0.0278)          (0.0298)         (0.0359)
From net realized gains                             (0.2690)         (0.1485)          (0.1033)          (0.0372)         (0.0135)
                                             ---------------  ---------------   ---------------   ---------------   --------------
                                             ---------------  ---------------   ---------------   ---------------   --------------

Total Distributions                                 (0.2933)         (0.1763)          (0.1311)          (0.0670)         (0.0494)
                                             ---------------  ---------------   ---------------   ---------------   --------------
                                             ---------------  ---------------   ---------------   ---------------   --------------

Net Asset Value, End of Period             $         1.8042 $         1.8953  $         1.8136  $         1.4538  $        1.2623
                                             ===============  ===============   ===============   ===============   ==============
                                             ===============  ===============   ===============   ===============   ==============


Total Return                                         11.39%           14.48%            34.08%            20.63%           36.80%

Net Assets, End of Period                  $    391,562,376 $    326,339,498  $    237,421,804  $    122,283,026  $    65,183,898

Ratio of Expenses to Average Net Assets               0.60%            0.60%             0.60%             0.60%            0.60%

Ratio of Net Investment Income to
Average Net Assets                                    1.31%            1.54%             1.83%             2.38%            2.87%

Portfolio Turnover Rate                              70.11%           39.67%            26.03%            16.31%           18.11%





                                                (Concluded)


MAXIM SERIES FUND, INC.

GLOBAL BOND PORTFOLIO

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period ended
December 31, 1999 is as follows:

                                                                                                 Period Ended
                                                                                                 December 31,
                                                                                              --------------------
                                                                                              --------------------
                                                                                                     1999
                                                                                              --------------------
                                                                                              --------------------
                                                                                                      (A)
Net Asset Value, Beginning of Period                                                       $              10.0000

Income from Investment Operations

Net investment income                                                                                      0.1641
Net realized and unrealized loss                                                                          (0.2894)
                                                                                              --------------------
                                                                                              --------------------

Total Loss From Investment Operations                                                                     (0.1253)
                                                                                              --------------------
                                                                                              --------------------

Less Distributions

From net investment income                                                                                (0.1640)
                                                                                              --------------------
                                                                                              --------------------

Total Distributions                                                                                       (0.1640)
                                                                                              --------------------
                                                                                              --------------------

Net Asset Value, End of Period                                                             $               9.7107
                                                                                              ====================
                                                                                              ====================


Total Return                                                                                               (1.25%)

Net Assets, End of Period                                                                  $           91,795,099

Ratio of Expenses to Average Net Assets                                                                     1.30% *

Ratio of Net Investment Income to Average Net Assets                                                        4.00% *

Portfolio Turnover Rate                                                                                    86.93%


*Annualized

(A) The portfolio commenced operations on July 26, 1999.


                                       (Continued)



MAXIM SERIES FUND, INC.

INDEX 400 PORTFOLIO

FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period ended
December 31, 1999 is as follows:

                                                                                                    Period Ended
                                                                                                    December 31,
                                                                                                 --------------------
                                                                                                 --------------------
                                                                                                        1999
                                                                                                 --------------------
                                                                                                 --------------------
                                                                                                         (A)
Net Asset Value, Beginning of Period                                                          $              10.0000

Income from Investment Operations

Net investment income                                                                                         0.0393
Net realized and unrealized gain                                                                              0.6902
                                                                                                 --------------------
                                                                                                 --------------------

Total Income From Investment Operations                                                                       0.7295
                                                                                                 --------------------
                                                                                                 --------------------

Less Distributions

From net investment income                                                                                   (0.0392)
                                                                                                 --------------------
                                                                                                 --------------------

Total Distributions                                                                                          (0.0392)
                                                                                                 --------------------
                                                                                                 --------------------

Net Asset Value, End of Period                                                                $              10.6903
                                                                                                 ====================
                                                                                                 ====================


Total Return                                                                                                   7.30%

Net Assets, End of Period                                                                     $           10,729,826

Ratio of Expenses to Average Net Assets                                                                        0.60% *

Ratio of Net Investment Income to Average Net Assets                                                           0.92% *

Portfolio Turnover Rate                                                                                       26.41%


*Annualized

(A) The portfolio commenced operations on July 26, 1999.

            (Continued)



MAXIM SERIES FUND, INC.

INDEX EUROPEAN PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period ended
December 31, 1999 is as follows:

                                                                                                   Period Ended
                                                                                                   December 31,
                                                                                                --------------------
                                                                                                --------------------
                                                                                                       1999
                                                                                                --------------------
                                                                                                --------------------
                                                                                                        (A)
Net Asset Value, Beginning of Period                                                         $              10.0000

Income from Investment Operations

Net investment loss                                                                                         (0.0005)
Net realized and unrealized gain                                                                             1.8445
                                                                                                --------------------
                                                                                                --------------------

Total Income From Investment Operations                                                                      1.8440
                                                                                                --------------------
                                                                                                --------------------

Less Distributions

From net realized gains                                                                                     (0.0249)
                                                                                                --------------------
                                                                                                --------------------

Total Distributions                                                                                         (0.0249)
                                                                                                --------------------
                                                                                                --------------------

Net Asset Value, End of Period                                                               $              11.8191
                                                                                                ====================
                                                                                                ====================


Total Return                                                                                                 18.44%

Net Assets, End of Period                                                                    $          147,309,943

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                                                                                        1.39% *
- After Reimbursement #                                                                                       1.20% *

Ratio of Net Investment Loss to Average Net Assets:
- Before Reimbursement                                                                                       (0.31%)*
- After Reimbursement #                                                                                      (0.12%)*

Portfolio Turnover Rate                                                                                      19.79%

*Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A) The portfolio commenced operations on July 26, 1999.

                                                                                                         (Continued)




MAXIM SERIES FUND, INC.

INDEX PACIFIC PORTFOLIO
FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period ended
December 31, 1999 is as follows:

                                                                                                    Period Ended
                                                                                                    December 31,
                                                                                                 --------------------
                                                                                                 --------------------
                                                                                                        1999
                                                                                                 --------------------
                                                                                                 --------------------
                                                                                                         (A)
Net Asset Value, Beginning of Period                                                         $               10.0000

Income from Investment Operations

Net investment loss                                                                                          (0.0004)
Net realized and unrealized gain                                                                              3.8172
                                                                                                 --------------------
                                                                                                 --------------------

Total Income From Investment Operations                                                                       3.8168
                                                                                                 --------------------
                                                                                                 --------------------

Less Distributions

From net investment income                                                                                   (0.0043)
From net realized gains                                                                                      (0.1262)
                                                                                                 --------------------
                                                                                                 --------------------

Total Distributions                                                                                          (0.1305)
                                                                                                 --------------------
                                                                                                 --------------------

Net Asset Value, End of Period                                                               $               13.6863
                                                                                                 ====================
                                                                                                 ====================


Total Return                                                                                                  38.27%

Net Assets, End of Period                                                                    $           195,178,735

Ratio of Expenses to Average Net Assets:
- Before Reimbursement                                                                                         1.35% *
- After Reimbursement #                                                                                        1.20% *

Ratio of Net Investment Loss to Average Net Assets:
- Before Reimbursement                                                                                        (0.16%)*
- After Reimbursement #                                                                                       (0.01%)*


Portfolio Turnover Rate                                                                                       18.94%

*Annualized

# Percentages are shown net of expenses reimbursed by GW Capital Management, LLC.

(A) The portfolio commenced operations on July 26, 1999.

                                                      (Concluded)




MAXIM SERIES FUND, INC.

AGGRESSIVE PROFILE PORTFOLIO

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1999, 1998 and the period ended December 31, 1997 are as follows:

                                                               Period Ended December 31,
                                                               ----------------------------------------------------------------
                                                               ----------------------------------------------------------------
                                                                     1999                   1998                   1997
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------
                                                                                                                    (A)
Net Asset Value, Beginning of Period                         $           1.0794     $           0.9505     $            1.0000

Income from Investment Operations

Net investment income                                                    0.0036                 0.0060                  0.0047
Capital gain distributions received                                      0.0969                 0.0286                  0.0712
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Total distributions received                                             0.1005                 0.0346                  0.0759

Net realized and unrealized gain (loss) on investments                   0.1346                 0.1061                 (0.0432)
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Total Income From Investment Operations                                  0.2351                 0.1407                  0.0327
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Less Distributions

From net investment income                                              (0.0011)               (0.0111)                (0.0127)
From net realized gains                                                 (0.0796)               (0.0007)                (0.0695)
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Total Distributions                                                     (0.0807)               (0.0118)                (0.0822)
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Net Asset Value, End of Period                               $           1.2338     $           1.0794     $            0.9505
                                                               =================      =================      ==================
                                                               =================      =================      ==================

Total Return                                                             21.83%                 14.84%                   3.31%

Net Assets, End of Period                                    $       19,006,974     $        7,608,452     $           697,434

Ratio of Expenses to Average Net Assets                                   0.25%                  0.25%                   0.25% *

Ratio of Net Investment Income to
Average Net Assets                                                        0.09%                  0.97%                   2.38% *

Portfolio Turnover Rate                                                  77.51%                 94.75%                  59.90%


*Annualized

(A) The portfolio commenced operations on September 9, 1997.

                                                          (Continued)




MAXIM SERIES FUND, INC.

CONSERVATIVE PROFILE PORTFOLIO

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1999, 1998 and the period ended December 31, 1997 are as follows:

                                                               Period Ended December 31,
                                                               ----------------------------------------------------------------
                                                               ----------------------------------------------------------------
                                                                     1999                   1998                   1997
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------
                                                                                                                    (A)
Net Asset Value, Beginning of Period                         $           1.0301     $           1.0088     $            1.0000

Income from Investment Operations

Net investment income                                                    0.0428                 0.0412                  0.0145
Capital gain distributions received                                      0.0236                 0.0149                  0.0121
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Total distributions received                                             0.0664                 0.0561                  0.0266

Net realized and unrealized gain (loss) on investments                  (0.0169)                0.0266                  0.0094
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Total Income From Investment Operations                                  0.0495                 0.0827                  0.0360
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Less Distributions

From net investment income                                              (0.0406)               (0.0613)                (0.0159)
From net realized gains                                                 (0.0276)               (0.0001)                (0.0113)
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Total Distributions                                                     (0.0682)               (0.0614)                (0.0272)
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Net Asset Value, End of Period                               $           1.0114     $           1.0301     $            1.0088
                                                               =================      =================      ==================
                                                               =================      =================      ==================

Total Return                                                              4.86%                  8.25%                   3.60%

Net Assets, End of Period                                    $       17,142,458     $       15,519,563     $           268,416

Ratio of Expenses to Average Net Assets                                   0.25%                  0.25%                   0.25% *

Ratio of Net Investment Income to
Average Net Assets                                                        3.94%                  4.81%                   8.83% *

Portfolio Turnover Rate                                                  80.14%                 99.16%                  25.56%


*Annualized

(A) The portfolio commenced operations on September 9, 1997.

                                                    (Continued)




MAXIM SERIES FUND, INC.

MODERATE PROFILE PORTFOLIO

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1999, 1998 and the period ended December 31, 1997 are as follows:

                                                               Period Ended December 31,
                                                               ----------------------------------------------------------------
                                                               ----------------------------------------------------------------
                                                                     1999                   1998                   1997
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------
                                                                                                                    (A)
Net Asset Value, Beginning of Period                         $           1.0503     $           0.9661     $            1.0000

Income from Investment Operations

Net investment income                                                    0.0226                 0.0171                  0.0090
Capital gain distributions received                                      0.0706                 0.0159                  0.0477
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Total distributions received                                             0.0932                 0.0330                  0.0567

Net realized and unrealized gain (loss) on investments                   0.0780                 0.0769                 (0.0308)
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Total Income From Investment Operations                                  0.1712                 0.1099                  0.0259
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Less Distributions

From net investment income                                              (0.0182)               (0.0257)                (0.0144)
From net realized gains                                                 (0.0782)                                       (0.0454)
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Total Distributions                                                     (0.0964)               (0.0257)                (0.0598)
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Net Asset Value, End of Period                               $           1.1251     $           1.0503     $            0.9661
                                                               =================      =================      ==================
                                                               =================      =================      ==================

Total Return                                                             16.43%                 11.41%                   2.60%

Net Assets, End of Period                                    $       27,960,665     $       12,600,896     $         1,044,081

Ratio of Expenses to Average Net Assets                                   0.25%                  0.25%                   0.25% *

Ratio of Net Investment Income to
Average Net Assets                                                        1.91%                  2.27%                   5.51% *

Portfolio Turnover Rate                                                 105.60%                114.39%                  31.39%


*Annualized

(A) The portfolio commenced operations on September 9, 1997.

                                                    (Continued)





MAXIM SERIES FUND, INC.

MODERATELY AGGRESSIVE PROFILE PORTFOLIO

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1999, 1998 and the period ended December 31, 1997 are as follows:

                                                               Period Ended December 31,
                                                               ----------------------------------------------------------------
                                                               ----------------------------------------------------------------
                                                                     1999                   1998                   1997
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------
                                                                                                                    (A)
Net Asset Value, Beginning of Period                         $           1.0668     $           0.9676     $            1.0000

Income from Investment Operations

Net investment income                                                    0.0142                 0.0136                  0.0075
Capital gain distributions received                                      0.0768                 0.0284                  0.0568
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Total distributions received                                             0.0910                 0.0420                  0.0643

Net realized and unrealized gain (loss) on investments                   0.1430                 0.0790                 (0.0279)
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Total Income From Investment Operations                                  0.2340                 0.1210                  0.0364
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Less Distributions

From net investment income                                              (0.0099)               (0.0217)                (0.0141)
From net realized gains                                                 (0.0727)               (0.0001)                (0.0547)
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Total Distributions                                                     (0.0826)               (0.0218)                (0.0688)
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Net Asset Value, End of Period                               $           1.2182     $           1.0668     $            0.9676
                                                               =================      =================      ==================
                                                               =================      =================      ==================

Total Return                                                             22.05%                 12.54%                   3.66%

Net Assets, End of Period                                    $       36,469,448     $       15,066,086     $         1,630,969

Ratio of Expenses to Average Net Assets                                   0.25%                  0.25%                   0.25% *

Ratio of Net Investment Income to
Average Net Assets                                                        0.96%                  1.80%                   4.19% *

Portfolio Turnover Rate                                                 101.16%                123.12%                  41.30%


*Annualized

(A) The portfolio commenced operations on September 9, 1997.

                                                   (Continued)




MAXIM SERIES FUND, INC.

MODERATELY CONSERVATIVE PROFILE PORTFOLIO

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

Selected  data for a share of capital stock of the portfolio for the years ended
December 31, 1999, 1998 and the period ended December 31, 1997 are as follows:

                                                               Period Ended December 31,
                                                               ----------------------------------------------------------------
                                                               ----------------------------------------------------------------
                                                                     1999                   1998                   1997
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------
                                                                                                                    (A)
Net Asset Value, Beginning of Period                         $           1.0470     $           0.9909     $            1.0000

Income from Investment Operations

Net investment income                                                    0.0309                 0.0266                  0.0132
Capital gain distributions received                                      0.0450                 0.0121                  0.0182
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Total distributions received                                             0.0759                 0.0387                  0.0314

Net realized and unrealized gain (loss) on investments                   0.0104                 0.0576                 (0.0085)
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Total Income From Investment Operations                                  0.0863                 0.0963                  0.0229
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Less Distributions

From net investment income                                              (0.0271)               (0.0398)                (0.0151)
From net realized gains                                                 (0.0464)               (0.0004)                (0.0169)
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Total Distributions                                                     (0.0735)               (0.0402)                (0.0320)
                                                               -----------------      -----------------      ------------------
                                                               -----------------      -----------------      ------------------

Net Asset Value, End of Period                               $           1.0598     $           1.0470     $            0.9909
                                                               =================      =================      ==================
                                                               =================      =================      ==================

Total Return                                                              8.34%                  9.75%                   2.29%

Net Assets, End of Period                                    $       13,672,483     $        9,586,577     $           534,975

Ratio of Expenses to Average Net Assets                                   0.25%                  0.25%                   0.25% *

Ratio of Net Investment Income to
Average Net Assets                                                        2.70%                  3.41%                   6.02% *

Portfolio Turnover Rate                                                 116.96%                112.09%                  32.97%


*Annualized

(A) The portfolio commenced operations on September 9, 1997.

                                                                (Concluded)

MAXIM SERIES FUND, INC.

AGGRESSIVE PROFILE II PORTFOLIO

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period ended
December 31, 1999 is as follows:

                                                                                                  Period Ended
                                                                                                  December 31,
                                                                                               --------------------
                                                                                               --------------------
                                                                                                      1999
                                                                                               --------------------
                                                                                               --------------------
                                                                                                       (A)
Net Asset Value, Beginning of Period                                                         $              9.7751

Income from Investment Operations

Net investment income                                                                                       0.0191
Capital gain distributions received                                                                         0.6332
                                                                                               --------------------
                                                                                               --------------------

Total distributions received                                                                                0.6523

Net realized and unrealized gain on investments                                                             0.9792
                                                                                               --------------------
                                                                                               --------------------

Total Income From Investment Operations                                                                     1.6315
                                                                                               --------------------
                                                                                               --------------------


Less Distributions

From net investment income                                                                                 (0.0191)
From net realized gains                                                                                    (0.3729)
                                                                                               --------------------
                                                                                               --------------------

Total Distributions                                                                                        (0.3920)
                                                                                               --------------------
                                                                                               --------------------

Net Asset Value, End of Period                                                               $             11.0146
                                                                                               ====================
                                                                                               ====================


Total Return                                                                                                16.72%

Net Assets, End of Period                                                                    $           2,195,730

Ratio of Expenses to Average Net Assets                                                                      0.10% *

Ratio of Net Investment Income to Average Net Assets                                                         1.63% *

Portfolio Turnover Rate                                                                                    114.40%


*Annualized

(A) The portfolio commenced operations on September 16, 1999.

                                          (Continued)



MAXIM SERIES FUND, INC.

CONSERVATIVE PROFILE II PORTFOLIO

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period ended
December 31, 1999 is as follows:

                                                                                                  Period Ended
                                                                                                  December 31,
                                                                                                      1999
                                                                                               --------------------
                                                                                               --------------------
                                                                                                       (A)
Net Asset Value, Beginning of Period                                                         $              9.9102

Income from Investment Operations

Net investment income                                                                                       0.1177
Capital gain distributions received                                                                         0.1832
                                                                                               --------------------
                                                                                               --------------------

Total distributions received                                                                                0.3009

Net realized and unrealized gain on investments                                                             0.1945
                                                                                               --------------------
                                                                                               --------------------

Total Income From Investment Operations                                                                     0.4954
                                                                                               --------------------
                                                                                               --------------------


Less Distributions

From net investment income                                                                                 (0.1172)
From net realized gains                                                                                    (0.0543)
                                                                                               --------------------
                                                                                               --------------------

Total Distributions                                                                                        (0.1715)
                                                                                               --------------------
                                                                                               --------------------

Net Asset Value, End of Period                                                               $             10.2341
                                                                                               ====================
                                                                                               ====================


Total Return                                                                                                 5.00%

Net Assets, End of Period                                                                    $             738,926

Ratio of Expenses to Average Net Assets                                                                      0.10% *

Ratio of Net Investment Income to Average Net Assets                                                         8.24% *

Portfolio Turnover Rate                                                                                    176.32%


*Annualized

(A) The portfolio commenced operations on September 30, 1999.

                               (Continued)





MAXIM SERIES FUND, INC.

MODERATE PROFILE II PORTFOLIO

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period ended
December 31, 1999 is as follows:

                                                                                                  Period Ended
                                                                                                  December 31,
                                                                                                      1999
                                                                                               --------------------
                                                                                               --------------------
                                                                                                       (A)
Net Asset Value, Beginning of Period                                                         $              9.7937

Income from Investment Operations

Net investment income                                                                                       0.0685
Capital gain distributions received                                                                         0.3526
                                                                                               --------------------
                                                                                               --------------------

Total distributions received                                                                                0.4211

Net realized and unrealized gain on investments                                                             0.4076
                                                                                               --------------------
                                                                                               --------------------

Total Income From Investment Operations                                                                     0.8287
                                                                                               --------------------
                                                                                               --------------------


Less Distributions

From net investment income                                                                                 (0.0683)
From net realized gains                                                                                    (0.1817)
                                                                                               --------------------
                                                                                               --------------------

Total Distributions                                                                                        (0.2500)
                                                                                               --------------------
                                                                                               --------------------

Net Asset Value, End of Period                                                               $             10.3724
                                                                                               ====================
                                                                                               ====================


Total Return                                                                                                 8.47%

Net Assets, End of Period                                                                    $           2,705,549

Ratio of Expenses to Average Net Assets                                                                      0.10% *

Ratio of Net Investment Income to Average Net Assets                                                         5.72% *

Portfolio Turnover Rate                                                                                    113.22%


*Annualized

(A) The portfolio commenced operations on September 16, 1999.

                                                     (Continued)

MAXIM SERIES FUND, INC.

MODERATELY AGGRESSIVE PROFILE II PORTFOLIO

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period ended
December 31, 1999 is as follows:

                                                                                                  Period Ended
                                                                                                  December 31,
                                                                                                      1999
                                                                                               --------------------
                                                                                               --------------------
                                                                                                       (A)
Net Asset Value, Beginning of Period                                                         $              9.8559

Income from Investment Operations

Net investment income                                                                                       0.0471
Capital gain distributions received                                                                         0.3953
                                                                                               --------------------
                                                                                               --------------------

Total distributions received                                                                                0.4424

Net realized and unrealized gain on investments                                                             0.6808
                                                                                               --------------------
                                                                                               --------------------

Total Income From Investment Operations                                                                     1.1232
                                                                                               --------------------
                                                                                               --------------------


Less Distributions

From net investment income                                                                                 (0.0469)
From net realized gains                                                                                    (0.2219)
                                                                                               --------------------
                                                                                               --------------------

Total Distributions                                                                                        (0.2688)
                                                                                               --------------------
                                                                                               --------------------

Net Asset Value, End of Period                                                               $             10.7103
                                                                                               ====================
                                                                                               ====================


Total Return                                                                                                11.41%

Net Assets, End of Period                                                                    $           3,765,097

Ratio of Expenses to Average Net Assets                                                                      0.10% *

Ratio of Net Investment Income to Average Net Assets                                                         4.76% *

Portfolio Turnover Rate                                                                                    105.09%



*Annualized

(A) The portfolio commenced operations on September 16, 1999.

                                             (Continued)




MAXIM SERIES FUND, INC.

MODERATELY CONSERVATIVE PROFILE II PORTFOLIO

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock of the portfolio for the period ended
December 31, 1999 is as follows:

                                                                                                  Period Ended
                                                                                                  December 31,
                                                                                               --------------------
                                                                                               --------------------
                                                                                                      1999
                                                                                               --------------------
                                                                                               --------------------
                                                                                                       (A)
Net Asset Value, Beginning of Period                                                         $              9.7877

Income from Investment Operations

Net investment income                                                                                       0.0870
Capital gain distributions received                                                                         0.2686
                                                                                               --------------------
                                                                                               --------------------

Total distributions received                                                                                0.3556

Net realized and unrealized gain on investments                                                             0.3819
                                                                                               --------------------
                                                                                               --------------------

Total Income From Investment Operations                                                                     0.7375
                                                                                               --------------------
                                                                                               --------------------


Less Distributions

From net investment income                                                                                 (0.0867)
From net realized gains                                                                                    (0.1227)
                                                                                               --------------------
                                                                                               --------------------

Total Distributions                                                                                        (0.2094)
                                                                                               --------------------
                                                                                               --------------------

Net Asset Value, End of Period                                                               $             10.3158
                                                                                               ====================
                                                                                               ====================


Total Return                                                                                                 7.54%

Net Assets, End of Period                                                                    $             908,102

Ratio of Expenses to Average Net Assets                                                                      0.10% *

Ratio of Net Investment Income to Average Net Assets                                                         7.54% *

Portfolio Turnover Rate                                                                                     84.96%


*Annualized

(A) The portfolio commenced operations on September 27, 1999.

MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998
-------------------------------------------------------------------------------

1.    ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES
      Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act)
      as an open-end management investment company and presently consists of thirty-six portfolios. Interests in Growth Index and Money Market Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's/BARRA Growth Index for the Growth Index Portfolio and to seek as high a level of current income as is consistent with the preservation of capital and liquidity for the Money Market Portfolio. The Portfolios are diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company and New England Financial.

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

      The following is a summary of the significant  accounting  policies of the
      Fund,  which  are  in  accordance  with  generally   accepted   accounting
      principles in the investment company industry:

      Security Valuation

      Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of
      Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Financial Futures Contracts

      The Growth Index Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

      Dividends from net investment income of the Money Market Portfolio are declared daily and paid monthly. Dividends from net investment income of the Growth Index Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

      Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

      Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily. The Money Market Portfolio amortizes discounts and premiums paid on purchases of securities to the earliest put or call date.

      Federal Income Taxes

      For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 1999, the Money Market Portfolio had available for federal income tax purposes an unused capital loss carryover of $97,885, which expires in 2006.

      Classification of Distributions to Shareholders

      The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

      The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .46% of the average daily net assets of the Money Market Portfolio and .60% of the average daily net assets of the Growth Index Portfolio. The management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

      For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $303,500,854 and $209,811,917, respectively, for the Growth Index Portfolio. For the year ended December 31, 1999, there were no purchases and or sales of U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

      At December 31, 1999, the U.S. Federal income tax cost basis was $333,107,620 for the Growth Index Portfolio. The Growth Index Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $174,776,115 and gross depreciation of securities in which there was an excess of tax cost over value of $9,035,512, resulting in net appreciation of $165,740,603.

5.    FUTURES CONTRACTS

      As of December 31, 1999, the Growth Index Portfolio had 27 open S&P 500 long futures contracts. The contracts expire in March 2000, and the Portfolio has recorded unrealized appreciation of $135,807 as of December 31, 1999.





                                   MAXIM SERIES FUND, INC.

                      Financial Statements and Financial Highlights for
                          the Years Ended December 31, 1999 and 1998

                                         (Section 2)























MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------

1.   ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES Maxim Series Fund, Inc. (the
     Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Stock Index Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P MidCap 400 Index, weighted according to their pro rata share of the market. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company and New England Financial.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

      Security Valuation

Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.


 Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

For federal income tax purposes, the Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $114,601,624 and $186,507,902, respectively. For the year ended December 31, 1999, there were no purchases and or sales of U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 1999, the U.S. Federal income tax cost basis was $536,143,470. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $661,843,333 and gross depreciation of securities in which there was an excess of tax cost over value of $31,037,589, resulting in net appreciation of $630,805,744.

5.    FUTURES CONTRACTS

As of December 31, 1999, the Portfolio had 50 open S&P 500 long futures contracts. The contracts expire in March, 2000, and the Portfolio has recorded unrealized appreciation of $136,432 as of December 31, 1999.





                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for
                   the Years Ended December 31, 1999 and 1998

                                   (Section 3)























MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------
1.   ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES Maxim Series Fund, Inc. (the
     Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Index 600 Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. Effective May 1, 1999, the Small-Cap Index Portfolio changed its name to Index 600 Portfolio. The investment objective of the Portfolio is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's SmallCap 600 Stock Index. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company and New England Financial.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

      Security Valuation

Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Financial Futures Contracts

The Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.


  Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

For federal income tax purposes, the Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

2.    INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $8,217,187 and $10,225,311, respectively. For the year ended December 31, 1999, there were no purchases and or sales of U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 1999, the U.S. Federal income tax cost basis was $21,813,713. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $6,335,071 and gross depreciation of securities in which there was an excess of tax cost over value of $3,327,353, resulting in net appreciation of $3,007,718.

5.    FUTURES CONTRACTS

As of December 31, 1999, the Portfolio had 3 open Russell 2000 long futures contracts. The contracts expire in March, 2000, and the portfolio has recorded unrealized appreciation of $61,800 as of December 31, 1999.








                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for
                   the Years Ended December 31, 1999 and 1998

                                   (Section 4)























MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------

1.   ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES Maxim Series Fund, Inc. (the
     Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Templeton International Equity Portfolio, are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company and New England Financial.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

      Security Valuation

Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Restricted Securities

The  Templeton   International  Equity  Portfolio  may  own  certain  investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at December 31, 1999 were as follows:

                                                                                   Templeton
                                                                                 International
                                                                                    Equity
                                                                                   Portfolio
                                                                                 --------------

     Aggregate Cost                                                           $       546,879
     Aggregate Fair Value                                                     $       492,540
     Percent of Net Assets
                                                                                      0.49%

      Foreign Currency Translations

The accounting records of the Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

      Dividends

Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

For federal income tax purposes, the Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.


2.    INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.50% of the average daily net assets of the Portfolio.

Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $60,959,540 and $124,408,414, respectively. For the year ended December 31, 1999, there were no purchases and or sales of U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 1999, the U.S. Federal income tax cost basis was $78,203,807. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $31,376,649 and gross depreciation of securities in which there was an excess of tax cost over value of $8,534,543, resulting in net appreciation of $22,842,106.







                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for
                   the Years Ended December 31, 1999 and 1998

                                   (Section 5)























MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------

1.   ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES Maxim Series Fund, Inc. (the
     Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Bond and U.S. Government Securities Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each portfolio is: to seek maximum total return consistent with preservation of capital for the Bond Portfolio and to seek the highest level of return consistent with preservation of capital and substantial credit protection for the U.S. Government Securities Portfolio. The Portfolios are diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company and New England Financial.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

      Security Valuation

Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Restricted  Securities

The Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at December 31, 1999 were as follows:

                                                              Bond
                                                            Portfolio
                                                          --------------

     Aggregate Cost                                    $     12,150,617
     Aggregate Fair Value                              $     10,494,900
     Percent of Net Assets                                       14.94%

 Dividends

Dividends from net investment income of the Portfolios are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 1999, the Bond and U.S. Government Securities Portfolios had available for federal income tax purposes unused capital loss carryovers of $924,367 and $2,022,431 respectively, which expire between 2002 and 2004.

      Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .60% of the average daily net assets of the Portfolios. The management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                              Purchases           Sales
                                            --------------    --------------

     Bond Portfolio                                        $    42,642,568
                                                28,892,010
     U.S. Government Securities Portfolio
                                                 3,507,246
                                                                    0



For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of U.S. Government securities were as follows:

                                                 Purchases           Sales
                                               --------------    --------------

     Bond Portfolio                                           $     4,310,864
                                                   17,630,486
     U.S. Government Securities Portfolio                          36,136,363
                                                   36,372,710

4.    UNREALIZED APPRECIATION (DEPRECIATION)

The  aggregate   cost  of   investments   and  the   composition  of  unrealized
     appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 1999, were as follows:

                              Cost For
                               Income                                                 Net
                                 Tax             Gross             Gross          Unrealized
                              Purposes       Appreciation      Depreciation      Depreciation
                             ------------    --------------    --------------    --------------

     Bond Portfolio       $               $       49,124    $                 $
                               73,108,408                          (3,955,896)      (3,906,772)
     U.S. Government
        Securities                               438,171
        Portfolio              77,837,056                          (2,298,693)      (1,860,522)







                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for
                   the Years Ended December 31, 1999 and 1998

                                   (Section 6)










MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998
-------------------------------------------------------------------------------

1.   ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES Maxim Series Fund, Inc. (the
     Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Bond Index, Foreign Equity, Short-Term Maturity Bond and U.S. Government Mortgage Securities Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. Effective July 26, 1999, the Investment Grade Corporate Bond Portfolio changed its name to Bond Index Portfolio. The investment objective of each Portfolio is: to seek investment results that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index for the Bond Index Portfolio; to seek total return from long-term growth of capital and dividend income for the Foreign Equity Portfolio; to seek maximum total return that is consistent with preservation of capital and liquidity for the Short-Term Maturity Bond Portfolio; and to seek the highest level of return consistent with preservation of capital and substantial credit protection for the U.S. Government Mortgage Securities Portfolio. Each Portfolio is diversified as defined in the 1940 Act, with the exception of Short-Term Maturity Bond and U.S. Government Mortgage Securities Portfolios, which are nondiversified. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company and New England Financial.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

      Security Valuation

Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Foreign Equity Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.


 Restricted Securities

The Bond Index and Short-Term Maturity Bond Portfolios may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at December 31, 1999 were as follows:

                                     Bond           Short-Term
                                     Index           Maturity
                                   Portfolio           Bond
                                                     Portfolio
                                 --------------    --------------

     Aggregate Cost                 1,504,544   $     3,079,586
     Aggregate Fair Value           1,487,595   $     3,022,530
     Percent of Net Assets                                  2.19%
                                    1.11%


      Foreign Currency Translations

The accounting records of the Foreign Equity Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Foreign Equity Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Foreign Equity Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

      Interest Rate Swap Agreements

The Short-Term Maturity Bond Portfolio has entered into an interest rate swap agreement to mitigate call risk on the underlying investment. This agreement involves the exchange of amounts based on a fixed interest rate for amounts based on variable interest rates over the life of the agreement without the exchange of the underlying face amount. Interest rate differentials paid or received under this agreement are recognized as an adjustment to interest expense. Gains and losses on terminated swap agreements are amortized over the original life of the agreements as adjustments to interest expense.

      Dividends

Dividends from net investment income of the Bond Index, Short-Term Maturity Bond and U.S. Government Mortgage Securities Portfolios are declared and paid quarterly. Dividends from net investment income of the Foreign Equity Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.


      Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO) for the Foreign Equity Portfolio and specific lot selection for the Bond Index, Short-Term Maturity Bond and U.S. Government Mortgage Securities Portfolios.

Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

The U.S. Government Mortgage Securities Portfolio may enter into repurchase agreements which settle at a specified future date. Amounts owing to brokers under these agreements are included in Payables for Investments Purchased in the accompanying financial statements. This liability was $3,296,196 at December 31, 1999, and was collaterized by securities of approximately the same value.

      Federal Income Taxes

For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 1999, the Bond Index, Short-Term Maturity Bond and U.S. Government Mortgage Securities Portfolios had available for federal income tax purposes unused capital loss carryovers of $3,127,342, $105,824 and $1,564,449, respectively, which expire between 2002 and 2007.

      Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .50% of the average daily net assets of the Bond Index, .60% of the average daily net assets of the Short-Term Maturity Bond and U.S. Government Mortgage Securities Portfolios, and 1.00% of the average daily net assets of the Foreign Equity Portfolio. Prior to July 26, 1999, the investment advisor received monthly compensation at the annual rate of .60% for the Bond Index Portfolio. However, the investment advisor shall pay any expenses which exceed an annual rate, including management fees, of 1.50% of the average daily net assets of the Foreign Equity Portfolio.

Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Bond Index, Short-Term Maturity Bond and U.S. Government Securities Portfolios, the management fee encompasses fund operation expenses.


3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------

     Bond Index Portfolio                                   $     49,202,333  $    122,074,696
     Foreign Equity Portfolio                                     52,854,366       161,984,325
     Short-Term Maturity Bond Portfolio                           48,362,740        34,297,350
     U.S. Government Mortgage Securities Portfolio                 4,008,282         4,015,000

      For the year ended  December  31, 1999,  the  aggregate  cost of purchases  and proceeds from sales of U.S. Government securities were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------

     Bond Index Portfolio                                   $    118,363,822  $     35,369,554
     Foreign Equity Portfolio

                                                                 0                0
     Short-Term Maturity Bond Portfolio                           34,222,917        20,135,274
     U.S. Government Mortgage Securities Portfolio *              83,415,107        80,787,691

      *Includes  purchases and sales of repurchase  agreements of $19,315,156 and $16,125,505, respectively.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

The  aggregate   cost  of   investments   and  the   composition  of  unrealized
     appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 1999, were as follows:

                               Cost For                                                Net
                                Income                                             Unrealized
                                 Tax              Gross             Gross         Appreciation
                               Purposes       Appreciation      Depreciation      (Depreciation)
                             -------------    --------------    --------------    --------------

     Bond Index Portfolio  $  134,465,783  $        15,340   $                 $
                                                                   (2,903,040)       (2,887,700)
     Foreign Equity
        Portfolio               1,472,918          384,535           (52,836)          331,699
     Short-Term Maturity
        Bond Portfolio        136,469,645           86,185
                                                                   (1,537,739)       (1,451,554)
     U.S. Government
        Mortgage
        Securities            190,277,711          630,185
        Portfolio                                                  (5,970,040)       (5,339,855)

5.      INTEREST RATE SWAP AGREEMENT

As of December 31, 1999, the Short-Term Maturity Bond Portfolio had an interest rate swap agreement with Morgan Stanley Dean Witter Co. with a net face amount of $2,500,000 and a maturity date of October 15, 2002. The Portfolio is receiving a floating interest rate of LIBOR plus 1.65%, equal to 7.826% at December 31, 1999, and is paying a fixed interest rate of 5.00%.






                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for
                   the Years Ended December 31, 1999 and 1998

                                   (Section 7)
























MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------

1.   ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES Maxim Series Fund, Inc. (the
     Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the INVESCO Balanced and T. Rowe Price Equity/Income Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek high total return through capital appreciation and current income for the INVESCO Balanced Portfolio and to seek substantial dividend income and also capital appreciation for the T. Rowe Price Equity/Income Portfolio. The Portfolios are diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company and New England Financial.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

      Security Valuation

Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Foreign Currency Translations

The accounting records of the T. Rowe Price Equity/Income Portfolio are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The T. Rowe Price Equity/Income Portfolio isolates that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the T. Rowe Price Equity/Income Portfolio and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

      Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the INVESCO Balanced Portfolio and .80% of the average daily net assets of the T. Rowe Price Equity/Income Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of .95% of the average daily net assets of the T. Rowe Price Equity/Income Portfolio.

Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the INVESCO Balanced Portfolio, the management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------

     INVESCO Balanced Portfolio                             $    189,840,351  $    216,553,319
     T. Rowe Price Equity/Income Portfolio                        85,246,276       104,715,006

      For the year ended  December  31, 1999,  the  aggregate  cost of purchases  and proceeds from sales of U.S. Government securities were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------

     INVESCO Balanced Portfolio                             $     12,526,660  $     14,184,774
     T. Rowe Price Equity/Income Portfolio                                           2,058,773

                                                                   0

4.      UNREALIZED APPRECIATION (DEPRECIATION)

The  aggregate   cost  of   investments   and  the   composition  of  unrealized
     appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 1999, were as follows:

                              Cost For                                                Net
                               Income                                             Unrealized
                                 Tax             Gross             Gross         Appreciation
                              Purposes       Appreciation      Depreciation      (Depreciation)
                             ------------    --------------    --------------    --------------

     INVESCO Balanced
        Portfolio         $               $     26,607,786  $                 $$    22,145,677
                              145,908,136                         (4,462,109)
     T. Rowe Price
        Equity/Income
        Portfolio                               26,743,129                          10,018,736
                              181,855,200                        (16,724,393)







                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for
                   the Years Ended December 31, 1999 and 1998

                                   (Section 8)























MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------

1.   ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES Maxim Series Fund, Inc. (the
     Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Ariel MidCap Value, INVESCO ADR and INVESCO Small-Cap Growth Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation for the Ariel MidCap Value Portfolio; to seek high total return through capital appreciation and current income, while reducing risk through diversification for the INVESCO ADR Portfolio; and to seek long-term capital growth for the INVESCO Small-Cap Growth Portfolio. The Portfolios are diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company and New England Financial.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

      Security Valuation

Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

The Ariel MidCap Value and INVESCO Small-Cap Growth Portfolios may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Foreign Currency Translations

The accounting records of the Ariel MidCap Value and INVESCO Small-Cap Growth Portfolios are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Ariel MidCap Value and INVESCO Small-Cap Growth Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Ariel MidCap Value and INVESCO Small-Cap Growth Portfolios and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

      Initial Public Offerings

The  INVESCO  Small-Cap  Growth Portfolio may invest in initial public offerings
     (IPOs). IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. The Portfolio may not experience similar performance as its assets grow.

      Dividends

Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made

      Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .95% of the average daily net assets of the Ariel MidCap Value and INVESCO Small-Cap Growth Portfolios, and 1.00% of the average daily net assets of the INVESCO ADR Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.10%, 1.50% and 1.10% of the average daily net assets of the Ariel MidCap Value, INVESCO ADR and INVESCO Small-Cap Growth Portfolios, respectively.

Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                            Purchases            Sales
                                          --------------    --------------

     Ariel MidCap Value Portfolio           307,896,220  $    565,303,579
     INVESCO ADR Portfolio                  103,303,727        14,788,607
     INVESCO Small-Cap Growth Portfolio     212,928,959       202,098,773

For the year ended December 31, 1999, the portfolios had no purchases and or sales of U.S. Government securities.

4.      UNREALIZED APPRECIATION (DEPRECIATION)

The  aggregate   cost  of   investments   and  the   composition  of  unrealized
     appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 1999, were as follows:

                               Cost For                                               Net
                                Income                                            Unrealized
                                 Tax             Gross             Gross         Appreciation
                               Purposes      Appreciation      Depreciation      (Depreciation)
                             ------------    --------------    --------------    --------------

     Ariel MidCap Value
        Portfolio         $               $     3,493,266   $    (7,035,256)  $    (3,541,990)
                               70,215,116
     INVESCO ADR
        Portfolio                              30,852,935        (3,761,250)       27,091,685
                              114,787,692
     INVESCO Small-Cap
        Growth Portfolio
                                               50,508,905        (2,006,298)       48,502,607
                              134,228,880






                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for
                   the Years Ended December 31, 1999 and 1998

                                   (Section 9)























MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------

1.   ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES Maxim Series Fund, Inc. (the
     Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Loomis Sayles Small-Cap Value Portfolio (the Portfolio) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of the Portfolio is to seek long-term capital growth. The Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company and New England Financial.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

      Security Valuation

Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

      Dividends

Dividends from net investment income of the Portfolio are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

For federal income tax purposes, the Portfolio qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Portfolio. However, the investment adviser shall pay any expenses which exceed an annual rate, including management fees, of 1.30% of the average daily net assets of the Portfolio.

Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $106,541,380 and $135,493,700, respectively. For the year ended December 31, 1999, there were no purchases and or sales of U.S. Government securities.

4.    UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 1999, the U.S. Federal income tax cost basis was $89,981,966. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $11,515,776 and gross depreciation of securities in which there was an excess of tax cost over value of $8,270,872, resulting in net appreciation of $3,244,904.






                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for
                   the Years Ended December 31, 1999 and 1998

                                  (Section 10)























MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------

1.   ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES Maxim Series Fund, Inc. (the
     Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Ariel Small-Cap Value, Founders Growth & Income, Loomis Sayles Corporate Bond, T. Rowe Price MidCap Growth and Value Index Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation for the Ariel Small-Cap Value Portfolio; to seek long-term growth of capital and income for the Founders Growth & Income Portfolio; to seek the highest possible current income that is consistent with the primary goal of insuring protection of capital for the Loomis Sayles Corporate Bond Portfolio; to seek long-term appreciation for the T. Rowe Price MidCap Growth Portfolio; and to seek investment results that track the total return of the common stocks that comprise the Standard & Poor's/BARRA Value Index for the Value Index Portfolio. Each Portfolio is diversified as defined in the 1940 Act. Effective July 26, 1999, the Founders Blue Chip Portfolio changed its name to Founders Growth & Income Portfolio. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company and New England Financial.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

      Security Valuation

     Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixedincome and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

     The Loomis Sayles Corporate Bond Portfolio may invest in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

     The Founders Growth & Income, Loomis Sayles Corporate Bond and T. Rowe Price MidCap Growth Portfolios may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolios to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

     Investments in securities of governmental agencies may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

      Restricted & Illiquid Securities

     The Loomis Sayles Corporate Bond Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. Aggregate cost and fair value of these restricted securities held at December 31, 1999 were as follows:

                                               Loomis
                                               Sayles
                                              Corporate
                                                Bond
                                              Portfolio
                                            --------------

     Aggregate Cost                            18,897,280
     Aggregate Fair Value                      19,370,709
     Percent of Net Assets                         10.12%

     The Loomis Sayles Corporate Bond Portfolio may own certain investment securities that have been deemed "illiquid" because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer's financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term and the difference could be material. Aggregate cost and fair value of these illiquid securities held at December 31, 1999 were as follows:

                                                          Loomis
                                                          Sayles
                                                         Corporate
                                                           Bond
                                                         Portfolio
                                                       --------------

     Aggregate Cost                                 $      6,490,260
     Aggregate Fair Value                           $      3,288,168
     Percent of Net Assets
                                                             1.72%

      Foreign Currency Translations

     The accounting records of the Founders Growth & Income, Loomis Sayles Corporate Bond and T. Rowe Price MidCap Growth Portfolios are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

     The Founders Growth & Income, Loomis Sayles Corporate Bond and T. Rowe Price MidCap Growth Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Founders Growth & Income, Loomis Sayles Corporate Bond and T. Rowe Price MidCap Growth Portfolios and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.


 Financial Futures Contracts

     The Value Index Portfolio may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Dividends

     Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

     Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO) for the Ariel Small-Cap Value, Founders Growth & Income, T. Rowe Price MidCap Growth, Value Index Portfolios and specific lot selection for the Loomis Sayles Corporate Bond Portfolio.

     Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

     For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made. At December 31, 1999, the Loomis Sayles Corporate Bond Portfolio had available for federal income tax purposes an unused capital loss carryover of $775,785 which expires in 2007.

      Classification of Distributions to Shareholders

     The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.


2.    INVESTMENT ADVISORY AGREEMENT

     The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .60% of the average daily net assets of the Value Index Portfolio, .90% of the average daily net assets of the Loomis Sayles Corporate Bond Portfolio, and 1.00% of the average daily net assets of the Ariel Small-Cap Value, Founders Growth & Income and T. Rowe Price MidCap Growth Portfolios. However, the investment advisor shall pay any expenses which exceed an annual rate, including management fees, of 1.35%, 1.15% and 1.05% of the average daily net assets of the Ariel Small-Cap Value, Founders Growth & Income and T. Rowe Price MidCap Growth Portfolios, respectively.

     Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Loomis Sayles Corporate Bond and Value Index Portfolios, the management fee encompasses fund operation expenses.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

     For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------

     Ariel Small-Cap Value Portfolio                        $                 $     16,369,236
                                                                   16,302,850
     Founders Growth & Income Portfolio                                            201,224,705
                                                                  212,833,515
     Loomis Sayles Corporate Bond Portfolio                                         59,456,606
                                                                   42,357,256
     T. Rowe Price MidCap Growth Portfolio                                          99,317,766
                                                                  116,794,713
     Value Index Portfolio                                                         241,041,734
                                                                  252,868,152

      For the year ended  December  31, 1999,  the  aggregate  cost of purchases  and proceeds from sales of U.S. Government securities were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------

     Ariel Small-Cap Value Portfolio                        $                 $
                                                               0                 0
     Founders Growth & Income Portfolio                                             12,529,643
                                                               0
     Loomis Sayles Corporate Bond Portfolio                                          4,978,902
                                                                   12,943,632
     T. Rowe Price MidCap Growth Portfolio
                                                               0                 0
     Value Index Portfolio
                                                               0                 0

4.
UNREALIZED APPRECIATION (DEPRECIATION)

      The aggregate cost of investments  and the  composition of unrealized  appreciation  and depreciation  of investment  securities  for federal  income tax purposes as of December
      31, 1999, were as follows:

                              Cost For                                                Net
                               Income                                             Unrealized
                                 Tax             Gross             Gross         Appreciation
                              Purposes       Appreciation      Depreciation      (Depreciation)
                             ------------    --------------    --------------    --------------

     Ariel Small-Cap
        Value Portfolio   $               $      3,527,769  $                 $
                               36,897,784                         (5,090,384)        (1,562,615)
     Founders Growth &
        Income Portfolio                        30,034,816
                              121,660,324                         (4,754,963)        25,279,853
     Loomis Sayles
        Corporate Bond
        Portfolio                                6,553,353
                              208,581,240                        (22,540,054)       (15,986,701)
     T. Rowe Price
        MidCap Growth
        Portfolio                               59,854,936
                              155,108,372                        (12,289,065)        47,565,871
     Value Index
        Portfolio                               57,527,392
                              357,133,555                        (25,445,625)        32,081,767


5.    FUTURES CONTRACTS

     As of December 31, 1999, the Value Index Portfolio had 55 open S&P 500 long futures contracts. The contracts expire in March 2000, and the portfolio has recorded unrealized appreciation of $546,644 as of December 31, 1999.





                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for
                   the Years Ended December 31, 1999 and 1998

                                  (Section 11)























MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------

     1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Global Bond, Index 400, Index European and Index Pacific Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is to seek the highest total return consistent with a reasonable degree of risk for the Global Bond Portfolio and to seek investment results that track the total return of the common stocks that comprise the appropriate Benchmark Index for each of the other Portfolios as follows: Standard & Poor's (S&P) 400 MidCap Index for the Index 400 Portfolio, Financial Times (FT)/S&P Actuaries Large-Cap European Index for the Index European Portfolio, and FT/S&P Actuaries Large-Cap Pacific Index for the Index Pacific Portfolio. Each Portfolio is diversified as defined in the 1940 Act, with the exception of the Global Bond Portfolio, which is nondiversified. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company and New England Financial.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

      Security Valuation

     Short-term and money market securities are valued at amortized cost which approximates market value. Equity securities listed on an established exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business. Fixed income and other securities are valued by independent pricing services approved by the Board of Directors. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors.

     The Global Bond, Index European and Index Pacific Portfolios may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions.

      Foreign Currency Translations

     The accounting records of the Global Bond, Index European and Index Pacific Portfolios are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

     The Global Bond, Index European and Index Pacific Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

     Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Global Bond, Index European and Index Pacific Portfolios and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities including investments in securities at fiscal year end, resulting from changes in the exchange rate.

      Financial Futures Contracts

     The Index 400, Index European and Index Pacific Portfolios may invest in financial futures contracts as a substitute for a comparable market position in the underlying securities. Upon entering into a financial futures contract, the Portfolios are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

      Forward Currency Transactions

     The Global Bond Portfolio enters into forward currency contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign security holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contracts and the value of the foreign currency in U.S. dollars upon closing of such contract is shown separately on the Statement of Operations.

      Dividends

     Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

     Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO) for the Index 400, Index European and Index Pacific Portfolios and specific lot selection for the Global Bond Portfolio.

     Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

      Federal Income Taxes

     For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.


    Classification of Distributions to Shareholders

     The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund has entered into an investment advisory agreement with GW Capital Management, LLC (GWCM), a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of 1.30% of the average daily net assets of the Global Bond Portfolio, .60% of the average daily net assets of the Index 400 Portfolio and 1.00% of the average daily net assets of the Index European and Index Pacific Portfolios. However, the investment advisor shall pay any expenses which exceed an annual rate, including management fees, of 1.20% of the average daily net assets of the Index European and Index Pacific Portfolios.

     Expenses incurred by the Fund, which are not fund specific, are allocated based on relative net assets or other appropriate allocation methods. For the Global Bond and Index 400 Portfolios, the management fee encompasses fund operation expenses.

     Related to a transfer of assets from the Orchard Index Pacific Fund, another fund advised by GWCM, to the Maxim Index Pacific Portfolio, Malaysian Ringits held in the account of the Orchard Index Pacific Fund experienced processing delays during transfer due to Malaysian government controls. This process is expected to be completed in February 2000.

3.    PURCHASES AND SALES OF INVESTMENT SECURITIES

     For the year ended December 31, 1999, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------

     Global Bond Portfolio                                  $    157,020,841  $     69,343,392
     Index 400 Portfolio                                          11,152,786         2,388,735
     Index European Portfolio                                    146,411,367        25,515,619
     Index Pacific Portfolio                                     162,117,452        27,316,257


      For the year ended  December  31, 1999,  the  aggregate  cost of purchases  and proceeds from sales of U.S. Government securities were as follows:

                                                                 Purchases           Sales
                                                               --------------    --------------

     Global Bond Portfolio                                  $     4,309,320   $

                                                                                    0
     Index 400 Portfolio

                                                                  0                 0
     Index European Portfolio
                                                               0
                                                                                    0
     Index Pacific Portfolio
                                                               0
                                                                                    0

4.

UNREALIZED APPRECIATION (DEPRECIATION)

     The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 1999, were as follows:

                              Cost For                                                Net
                               Income                                             Unrealized
                                 Tax             Gross             Gross         Appreciation
                              Purposes       Appreciation      Depreciation      (Depreciation)
                             ------------    --------------    --------------    --------------

        Global Bond
          Portfolio       $               $        521,543  $                 $
                               91,505,494                         (3,226,883)        (2,705,340)
        Index 400
          Portfolio                              1,564,743                             472,242
                                9,922,082                         (1,092,501)

        Index European
          Portfolio                             25,556,053                          22,626,281
                              122,347,608                         (2,929,772)
        Index Pacific
          Portfolio                             53,439,453                          48,347,207
                              138,324,291                         (5,092,246)


5.    FUTURES CONTRACTS

      As of December  31, 1999,  the Index 400,  Index  European  and Index  Pacific held open futures contracts as follows:

                                Long           Number of        Expiration        Unrealized
                              Contracts          Long              Date          Appreciation
                                               Contracts
                             ------------    --------------    --------------    -------------

        Index 400
          Portfolio          MidCap 400                 5        March 2000   $        43,625


          Index              British                  18         March 2000
          European           Pound                    16         March 2000           (505)
          Portfolio          FTSE 100                                                 151,111
                                                                                 -------------
                                                                                      150,606

        Index Pacific        Japanese                 93         March 2000
          Portfolio          Yen                    123          March 2000          (30,400)
                             Nikkei 225                                               164,824
                                                                                 -------------
                                                                                      134,424


6.
FORWARD FOREIGN CURRENCY CONTRACTS

      As of December 31, 1999, the Global Bond Portfolio  held the following  forward  foreign currency contracts:

                                                                                      Net
                                                                                  Unrealized
                                               Delivery         Settlement       Appreciation/
                                                 Value             Date          (Depreciation)
                                             --------------    --------------    --------------
     Long Contracts:
        Australian Dollar                                       June     15,  $      (343,287)
                                                16,520,000      2000          $
        British Pound                                           June     15,           (2,081)
                                                 3,400,000      2000
        Euro                                                    June     15,        1,091,935
                                                52,370,000      2000
        Japanese Yen                                            June     15,          (30,272)
                                               387,000,000      2000
        New Zealand Dollar                                      June     15,         (127,753)
                                                13,505,000      2000
        Swedish Krona                                           June     15,          193,994
                                                90,200,000      2000

     Short Contracts:
        British Pound                                           June     15,          (51,886)
                                                 4,193,000      2000
        Euro                                                    June     15,          (56,027)
                                                 3,100,000      2000
        Japanese Yen                                            June     15,          42,906
                                               282,000,000      2000
        Swedish Krona                                           June     15,          (51,487)
                                                56,200,000      2000
                                                                                 --------------

     Net Appreciation                                                         $       666,042
                                                                                 ==============







                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for
                   the Years Ended December 31, 1999 and 1998

                                  (Section 12)























MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------

     1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Aggressive Profile, Conservative Profile, Moderate Profile, Moderately Aggressive Profile and Moderately Conservative Profile Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Aggressive Profile; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Conservative Profile; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Moderate Profile; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Moderately Aggressive Profile; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Moderately Conservative Portfolio. Each Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company and New England Financial.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

      Security Valuation

     Investments in shares of the portfolios of the Maxim Series Fund, Inc. are carried at fair value (i.e., net asset value).

      Dividends

     Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

     Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

     Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.



      Federal Income Taxes

     For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

     The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

     The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .25% of the average daily net assets of the Portfolios. The Portfolios will also bear the indirect expense of the underlying investments. The total expenses in 1999 for each of the underlying investments were 0.60% of the average daily net assets of the Bond, Growth Index, Index 600, Short-Term Maturity Bond, Stock Index, U.S. Government Securities and Value Index Portfolios; 0.88% of the average daily net assets of the
          T. Rowe Price Equity/Income Portfolio; 0.90% of the average daily net assets of the Loomis Sayles Corporate Bond Portfolio; 1.04% of the average daily net assets of the Ariel MidCap Value Portfolio; 1.05% of the average daily net assets of the T. Rowe MidCap Growth Portfolio; 1.07% of the average daily net assets of the INVESCO Small-Cap Growth Portfolio; 1.11% of the average daily net assets of the Founders Growth & Income Portfolio; 1.14% of the average daily net assets of the INVESCO ADR and Loomis Sayles Small-Cap Value Portfolios; 1.23% of the average daily net assets of the Ariel Small-Cap Value Portfolio; and 1.23% of the average daily net assets of the Templeton International Equity Portfolio.



3.    UNREALIZED APPRECIATION (DEPRECIATION)

     The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 1999, were as follows:

                              Cost For                                                Net
                               Income                                             Unrealized
                                 Tax             Gross             Gross         Appreciation
                              Purposes       Appreciation      Depreciation      (Depreciation)
                             ------------    --------------    --------------    --------------

     Aggressive Profile
        Portfolio         $               $      2,021,418  $                 $     1,580,397
                               17,449,211                           (441,021)
     Conservative
        Profile                                   209,308                            (370,986)
        Portfolio              17,539,220                           (580,294)
     Moderate Profile
        Portfolio                                2,016,209                          1,544,185
                               26,451,272                           (472,024)
     Moderately
        Aggressive
        Profile                                  3,446,480                          2,999,062
        Portfolio              33,514,668                           (447,418)
     Moderately
        Conservative
        Profile                                                                        224,920
        Portfolio              13,467,247        557,983            (333,063)


4.      INVESTMENT IN SHARES OF MAXIM SERIES FUND, INC.

      Shares owned and related values at December 31, 1999 were as follows:

                                                                  Shares             Value
     Aggressive Profile Portfolio
           Ariel Small-Cap Value Portfolio                        2,318,739   $      1,817,915
           Growth Index Portfolio                                    963,212         2,758,062
           INVESCO ADR Portfolio                                  2,453,244          4,849,722
           INVESCO Small-Cap Growth Portfolio                        760,016         2,154,259
           T. Rowe Price Mid-Cap Growth Portfolio                 3,591,183          5,685,314
           Value Index Portfolio                                     977,888         1,764,336
                                                                                 --------------

                                                                              $     19,029,608
                                                                                 ==============

     Conservative Profile Portfolio
           Bond Portfolio                                         2,228,048   $      2,544,582
           Growth Index Portfolio                                    939,045         2,688,860
           Short-Term Maturity Bond Portfolio                     5,965,838          5,978,139
           U.S. Government Securities Portfolio                   4,052,732          4,238,800
           Value Index Portfolio                                     952,124         1,717,853
                                                                                 --------------

                                                                              $     17,168,234
                                                                                 ==============



                                                                  Shares             Value
     -----
     Moderate Profile Portfolio
     ---------------------------------------------------------
           Bond Portfolio                                         2,301,694   $      2,628,691
     -----
           Growth Index Portfolio                                 1,454,461          4,164,702
     -----
           INVESCO ADR Portfolio                                  2,222,883          4,394,331
     -----
           INVESCO Small-Cap Growth Portfolio                     1,148,408          3,255,151
     -----
           Short-Term Maturity Bond Portfolio                     3,961,850          3,970,019
     -----
           T. Rowe Price MidCap Growth Portfolio                  2,711,165          4,292,130
     -----
           U.S. Government Securities Portfolio                   2,512,207          2,627,546
     -----
           Value Index Portfolio                                  1,475,912          2,662,887
     -----

     -----
                                                                              $     27,995,457
     -----                                                                       ==============

     -----
     Moderately Aggressive Profile Portfolio
     ---------------------------------------------------------
           Growth Index Portfolio                                 1,874,337          5,366,975
     -----
           INVESCO ADR Portfolio                                  3,819,416          7,550,455
     -----
           INVESCO Small-Cap Growth Portfolio                     1,480,041          4,195,160
     -----
           Stock Index Portfolio                                     869,449         3,516,411
     -----
           T. Rowe MidCap Growth Portfolio                        4,658,351          7,374,782
     -----
           U.S. Government Securities Portfolio                   4,855,598          5,078,527
     -----
           Value Index Portfolio                                  1,901,874          3,431,420
     -----

     -----
                                                                              $     36,513,730
     -----                                                                       ==============

     -----
     Moderately Conservative Profile Portfolio
     ---------------------------------------------------------
           Bond Portfolio                                         1,155,189          1,319,305
     -----
           Growth Index Portfolio                                    730,604         2,092,010
     -----
           INVESCO ADR Portfolio                                  1,117,112          2,208,375
     -----
           Short-Term Maturity Bond Portfolio                     3,314,236          3,321,070
     -----
           T. Rowe MidCap Growth Portfolio                           907,837         1,437,225
     -----
           U.S. Government Securities Portfolio                   1,891,193          1,978,021
     -----
           Value Index Portfolio                                     740,571         1,336,161
     -----

     -----
                                                                              $     13,692,167
     -----                                                                       ==============

     -----

     ----- --------------------------------------------------- -------------- -- --------------







                             MAXIM SERIES FUND, INC.

                Financial Statements and Financial Highlights for
                   the Years Ended December 31, 1999 and 1998

                                  (Section 13























MAXIM SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 1999 AND 1998
--------------------------------------------------------------------------------

     1. ORGANIZATION & SIGNIFICANT ACCOUNTING POLICIES Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and presently consists of thirty-six portfolios. Interests in the Aggressive Profile II, Conservative Profile II, Moderate Profile II, Moderately Aggressive Profile II and Moderately Conservative Portfolios (the Portfolios) are included herein and are represented by separate classes of beneficial interest of the Fund. The investment objective of each Portfolio is: to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments for the Aggressive Profile II; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments for the Conservative Profile II; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund with a relatively equal emphasis on equity and fixed income investments for the Moderate Profile II; to seek long-term capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize equity investments, and to a lesser degree, in those that emphasize fixed income investments for the Moderately Aggressive Profile II; and to seek capital appreciation primarily through investments in underlying portfolios of the Fund that emphasize fixed income investments, and to a lesser degree, in those that emphasize equity investments for the Moderately Conservative Portfolio. Each Portfolio is diversified as defined in the 1940 Act. The Fund is available only as an investment option for certain variable annuity contracts, variable life policies and certain qualified retirement plans issued by Great-West Life & Annuity Insurance Company and New England Financial.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     The following is a summary of the significant accounting policies of the Fund, which are in accordance with generally accepted accounting principles in the investment company industry:

      Security Valuation

     Investments in shares of the  underlying  funds are  carried  at fair value
          (i.e., net asset value).

      Dividends

     Dividends from net investment income of the Portfolios are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolios, if any, are declared and reinvested at least annually in additional shares at net asset value.

      Security Transactions

     Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of investments sold is determined on the basis of the first-in, first-out method (FIFO).

     Dividend income for the Portfolios is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.


   Federal Income Taxes

     For federal income tax purposes, each Portfolio of the Fund qualifies as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its taxable net income (both ordinary and capital gain) to its shareholders and complying with other requirements for regulated investment companies. Accordingly, no provision for federal income taxes has been made.

      Classification of Distributions to Shareholders

     The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of deferral of wash sales, net operating losses and capital loss carryforwards. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolios.

2.    INVESTMENT ADVISORY AGREEMENT

     The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, a wholly-owned subsidiary of the Company. As compensation for its services to the Fund, the investment advisor receives monthly compensation at the annual rate of .10% of the average daily net assets of the Portfolios. The Portfolios will also bear the indirect expense of the underlying investments. The total expenses in 1999 for each of the underlying investments, as a percentage of average daily net assets of each of the underlying funds, were as follows:

     American Century Equity Income Fund                                 1.00%
     American Century Income & Growth Fund                               0.94%
     Dreyfus Emerging Leaders Fund                                       1.38%
     INVESCO Blue Chip Growth Fund                                       1.03%
     INVESCO Select Income Fund                                          1.06%
     Janus Twenty Fund                                                   0.87%
     Janus Worldwide Fund                                                0.88%
     Lord Abbett Bond Debenture - A                                      0.88%
     Maxim Ariel MidCap Value Portfolio                                  1.04%
     Maxim Ariel Small-Cap Value Portfolio                               1.23%
     Maxim Bond Portfolio                                                0.60%
     Maxim Global Bond Portfolio                                         1.30%
     Maxim Growth Index Portfolio                                        0.60%
     Maxim Index Pacific Portfolio                                       1.20%
     Maxim INVESCO ADR Portfolio                                         1.14%
     Maxim INVESCO Small-Cap Growth Portfolio                            1.07%
     Maxim Loomis Sayles Corporate Bond Portfolio                        0.90%
     Maxim Loomis Sayles Small-Cap Value Portfolio                       1.14%
     Maxim Short-Term Maturity Bond Portfolio                            0.60%
     Maxim Stock Index Portfolio                                         0.60%
     Maxim T. Rowe Price MidCap Growth Portfolio                         1.05%
     Maxim U.S. Government Mortgage Securities Portfolio                 0.60%
     Maxim Value Index Portfolio                                         0.60%
     MFS Capital Opportunities Fund - A                                  1.23%
     New England Growth & Income Fund - A                                1.23%
     Putnam Investments Growth & Income Fund                             0.84%
     --------------------------------------------------------------------------

-----------------------------------------------------------------------------



3.    UNREALIZED APPRECIATION (DEPRECIATION)

     The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 1999, were as follows:

                              Cost For                                                Net
                               Income                                             Unrealized
                                 Tax             Gross             Gross         Appreciation
                              Purposes       Appreciation      Depreciation      (Depreciation)
                             ------------    --------------    --------------    --------------

     Aggressive Profile
        II Portfolio      $               $       100,197   $       (57,097)  $       43,100
                                2,152,425
     Conservative
        Profile II               748,984             4,400          (14,726)         (10,326)
        Portfolio
     Moderate Profile
        II Portfolio                              72,769            (56,629)          16,140
                                2,696,010
     Moderately
        Aggressive
        Profile II
        Portfolio                                 110,181           (78,878)          31,303
                                3,730,387
     Moderately
        Conservative
        Profile II
        Portfolio                913,777          14,280            (19,018)          (4,738)


4.      INVESTMENT IN SHARES OF MUTUAL FUNDS

      Shares owned and related values at December 31, 1999 were as follows:

                                                                  Shares             Value
                                                               --------------    --------------
     Aggressive Profile II Portfolio
           American Century Equity Income Fund                        44,122  $        247,087
           American Century Income & Growth Fund                       2,310            78,644
           Dreyfus Emerging Leaders Fund                               4,065           149,315
           INVESCO Blue Chip Growth Fund                              13,570           110,051
           Janus Twenty Fund                                           1,383           115,421
           Janus Worldwide Fund                                        3,867           295,517
           Maxim Ariel MidCap Value Portfolio                          1,184             1,825
           Maxim Ariel Small-Cap Value Portfolio                      90,262            70,767
           Maxim Growth Index Portfolio                               36,836           105,476
           Maxim Index Pacific Portfolio                              20,053           274,449
           Maxim INVESCO ADR Portfolio                                    12                24
           Maxim INVESCO Small-Cap Growth Portfolio                   57,672           163,470
           Maxim Loomis Sayles Small-Cap Value Portfolio              51,319            68,504
           Maxim T. Rowe Price MidCap Growth Portfolio                     6                10
           Maxim Value Index Portfolio                                43,134            77,823
           MFS Capital Opportunities Fund - A                         13,496           283,557
           New England Growth & Income Fund - A                        5,116            78,482
           Putnam Growth & Income Fund                                 4,006            75,103
                                                                                 --------------

                                                                              $
                                                                                 ==============




                                                                  Shares             Value
                                                               --------------    --------------
     Conservative Profile II Portfolio
           American Century Income & Growth Fund                         692  $&        23,551
           INVESCO Blue Chip Growth Fund                               4,062            32,939
           INVESCO Select Income Fund                                  8,973            54,464
           Janus Twenty Fund                                             416            34,687
           Lord Abbett Bond Debenture - A                              6,132            55,554
           Maxim Bond Portfolio                                          131               150
           Maxim Global Bond Portfolio                                 7,481            72,649
           Maxim Growth Index Portfolio                               11,013            31,534
           Maxim Loomis Sayles Corporate Bond Portfolio               51,761            55,087
           Maxim Short-Term Maturity Bond Portfolio                  254,788           255,252
           Maxim Stock Index Portfolio                                    26               106
           Maxim   U.S.    Government   Mortgage   Securities         48,303            54,342
           Portfolio
           Maxim Value Index Portfolio                                12,610            22,752
           New England Growth & Income Fund - A                        1,525            23,388
           Putnam Investments Growth & Income Fund                     1,184            22,203
                                                                                 --------------

                                                                              $        738,658
                                                                                 ==============

     -----
     Moderate Profile II Portfolio
     ---------------------------------------------------------
           American Century Equity Income Fund                        22,413  $        125,511
     -----
           American Century Income & Growth Fund                       2,454            83,546
     -----
           Dreyfus Emerging Leaders Fund                               2,573            94,521
     -----
           INVESCO Blue Chip Growth Fund                              14,369           116,532
     -----
           INVESCO Select Income Fund                                 15,928            96,681
     -----
           Janus Twenty Fund                                           1,469           122,568
     -----
           Janus Worldwide Fund                                        2,954           225,799
     -----
           Lord Abbett Bond Debenture - A                             10,875            98,527
     -----
           Maxim Ariel MidCap Value Portfolio                          1,267             1,954
     -----
           Maxim Ariel Small-Cap Value Portfolio                      58,711            46,030
     -----
           Maxim Global Bond Portfolio                                26,585           258,158
     -----
           Maxim Growth Index Portfolio                               39,009           111,698
     -----
           Maxim Index Pacific Portfolio                              15,547           212,786
     -----
           Maxim INVESCO ADR Portfolio                                    13                25
     -----
           Maxim INVESCO Small-Cap Growth Portfolio                   36,803           104,317
     -----
           Maxim Loomis Sayles Corporate Bond Portfolio               91,922            97,828
     -----
           Maxim Loomis Sayles Small-Cap Value Portfolio              32,676            43,619
     -----
           Maxim Short-Term Maturity Bond Portfolio                  387,686           388,377
     -----
           Maxim Stock Index Portfolio                                    86               349
     -----
           Maxim   U.S.    Government   Mortgage   Securities         85,961            96,706
           Portfolio
     -----
           Maxim Value Index Portfolio                                44,814            80,854
     -----
           MFS Capital Opportunities Fund - A                          6,847           143,862
     -----
           New England Growth & Income Fund - A                        5,406            82,924
     -----
           Putnam Investments Growth & Income Fund                     4,212            78,978
     -----

     -----
                                                                              $
     ----- --------------------------------------------------- -------------- -- ==============


                                                                  Shares             Value
     ---------------------------------------------------------
     Moderately Aggressive Profile II Portfolio
     ---------------------------------------------------------
           American Century Equity Income Fund                        62,685  $        351,034
     -----
           American Century Income & Growth Fund                       3,391           115,480
     -----
           Dreyfus Emerging Leaders Fund                               3,523           129,413
     -----
           INVESCO Blue Chip Growth Fund                              19,678           159,588
     -----
           INVESCO Select Income Fund                                 22,096           134,123
     -----
           Janus Twenty Fund                                           1,994           166,344
     -----
           Janus Worldwide Fund                                        5,325           406,834
     -----
           Lord Abbett Bond Debenture - A                             15,050           136,356
     -----
           Maxim Ariel MidCap Value Portfolio                          1,369             2,110
     -----
           Maxim Ariel Small-Cap Value Portfolio                      80,752            63,310
     -----
           Maxim Global Bond Portfolio                                36,873           358,064
     -----
           Maxim Growth Index Portfolio                               53,821           154,110
     -----
           Maxim Index Pacific Portfolio                              27,998           383,189
     -----
           Maxim INVESCO ADR Portfolio                                    10                20
     -----
           Maxim INVESCO Small-Cap Growth Portfolio                   49,604           140,603
     -----
           Maxim Loomis Sayles Corporate Bond Portfolio              127,287           135,466
     -----
           Maxim Loomis Sayles Small-Cap Value Portfolio              45,442            60,660
     -----
           Maxim Stock Index Portfolio                                    94               380
     -----
           Maxim T. Rowe Price MidCap Growth Portfolio                     6                10
     -----
           Maxim   U.S.    Government   Mortgage   Securities        119,284           134,194
           Portfolio
     -----
           Maxim Value Index Portfolio                                62,307           112,416
     -----
           MFS Capital Opportunities Fund - A                         18,711           393,122
     -----
           New England Growth & Income Fund - A                        7,478           114,708
     -----
           Putnam Investments Growth & Income Fund                     5,875           110,156
     -----

     -----
                                                                              $
     -----                                                                       ==============

     -----
     Moderately Conservative Profile II Portfolio
     ---------------------------------------------------------

     -----
           American Century Equity Income Fund                         7,662  $         42,908
     -----
           American Century Income & Growth Fund                         836            28,464
     -----
           INVESCO Blue Chip Growth Fund                               4,895            39,696
     -----
           INVESCO Select Income Fund                                  7,260            44,065
     -----
           Janus Twenty Fund                                             500            41,677
     -----
           Janus Worldwide Fund                                          669            51,167
     -----
           Lord Abbett Bond Debenture - A                              4,954            44,886
     -----
           Maxim Ariel MidCap Value Portfolio                            412               635
     -----
           Maxim Global Bond Portfolio                                13,605           132,117
     -----
           Maxim Growth Index Portfolio                               13,280            38,025
     -----
           Maxim Index Pacific Portfolio                               3,525            48,251
     -----
           Maxim INVESCO ADR Portfolio                                     3                 6
     -----
           Maxim Loomis Sayles Corporate Bond Portfolio               41,799            44,485
     -----
           Maxim Short-Term Maturity Bond Portfolio                  176,338           176,652
     -----
           Maxim Stock Index Portfolio                                    28               114
     -----
           Maxim   U.S.    Government   Mortgage   Securities         39,053            43,934
           Portfolio
     -----
           Maxim Value Index Portfolio                                15,291            27,588
     -----
           MFS Capital Opportunities Fund - A                          2,333            49,010
     -----
           New England Growth & Income Fund - A                        1,847            28,330
     -----
           Putnam Investments Growth & Income Fund                     1,441            27,029
     -----

     -----
                                                                              $
     ----- --------------------------------------------------- -------------- -- ==============


The Maxim Series Fund

Foreign Equity Portfolio

COMMON STOCK

CANADA               --- 4.1%

OIL & GAS
      3,000 Petro-Canada*                                                 42,516
                                                                         $42,516

TRANSPORTATION
      1,200 Canadian National Railway Co                                  31,767
                                                                         $31,767

TOTAL CANADA               --- 4.1%                                      $74,283

FINLAND              --- 2.9%

MFTG - INDUSTRIAL PRODS.
      3,000 Stora Enso OY (registered)                                    52,241
                                                                         $52,241

TOTAL FINLAND              --- 2.9%                                      $52,241

FRANCE               --- 10.0%

MFTG - CONSUMER PRODS.
      1,000 Hachette Filipacchi Medias*                                   63,378
                                                                         $63,378

MFTG - INDUSTRIAL PRODS.
        180 Compagnie de Saint Gobain                                     33,808
        700 Pechiney International SA Class A                             49,963
        700 Renault SA                                                    33,703
                                                                        $117,474

TOTAL FRANCE               --- 10.0%                                    $180,852

GERMANY              --- 12.3%

ELECTRONICS - HIGH TECH
        450 Siemans AG                                                    57,493
                                                                         $57,493

FOREIGN BANKS
      2,450 Dresdner Bank AG                                             132,847
                                                                        $132,847

INDUSTRIAL PRODS & SVCS
        650 Veba AG                                                       31,551
                                                                         $31,551

TOTAL GERMANY              --- 12.3%                                    $221,891

ITALY                --- 1.5%

OIL & GAS
      5,000 ENI SpA                                                       27,464
                                                                         $27,464

TOTAL ITALY                --- 1.5%                                      $27,464

JAPAN                --- 17.4%

COMMUNICATIONS
          4 NTT Mobile Communications Network Inc                        153,952
                                                                        $153,952

ELECTRONICS - HIGH TECH
      3,000 NEC Corp                                                      71,540
        300 Sony Corp                                                     89,022
                                                                        $160,562

TOTAL JAPAN                --- 17.4%                                    $314,514

NETHERLANDS          --- 2.0%

MFTG - CONSUMER PRODS.
        650 Unilever NV                                                   35,860
                                                                         $35,860

TOTAL NETHERLANDS          --- 2.0%                                      $35,860

PORTUGAL             --- 5.2%

COMMUNICATIONS
      4,500 Portugal Telecom SA (registered)                              49,299
                                                                         $49,299

FINANCIAL SERVICES
     10,470 BPI-SGPS SA                                                   44,554
                                                                         $44,554

TOTAL PORTUGAL             --- 5.2%                                      $93,853

SINGAPORE            --- 2.3%

ELECTRONICS - HIGH TECH
      8,000 NatSteel Electronics Ltd*                                     42,270
                                                                         $42,270

TOTAL SINGAPORE            --- 2.3%                                      $42,270

SWEDEN               --- 4.4%

MFTG - INDUSTRIAL PRODS.
      2,500 Sandvik AB B Shares                                           79,729
                                                                         $79,729

TOTAL SWEDEN               --- 4.4%                                      $79,729

SWITZERLAND          --- 2.8%

RETAIL TRADE
         65 Hilti AG*                                                     50,502
                                                                         $50,502

TOTAL SWITZERLAND          --- 2.8%                                      $50,502

UNITED KINGDOM       --- 9.6%

CONSUMER SERVICES
      4,500 SmithKline Beecham PLC                                        57,406
                                                                         $57,406

OIL & GAS
      3,200 BP Amoco PLC                                                  32,167
                                                                         $32,167

RETAIL TRADE
      2,600 Diageo PLC                                                    20,908
                                                                         $20,908

TRANSPORTATION EQUIPMENT
      9,500 British Aerospace PLC                                         62,896
                                                                         $62,896

TOTAL UNITED KINGDOM       --- 9.6%                                     $173,377

TOTAL COMMON STOCK --- 74.6%                                          $1,346,836
(Cost $1,015,918)

PREFERRED STOCK

BRAZIL               --- 0.0%

COMMUNICATIONS
     42,661 Telemig Celular SA*                                              781
                                                                            $781

TOTAL BRAZIL               --- 0.0%                                         $781

TOTAL PREFERRED STOCK --- 0.0%                                              $781
(Cost $0)

SHORT-TERM INVESTMENTS

CANADA               --- 25.3%

FOREIGN BANKS
    457,000 Canadian Imperial Bank of Commerce                           457,000
                                                                        $457,000

TOTAL CANADA               --- 25.3%                                    $457,000

TOTAL SHORT-TERM INVESTMENTS --- 25.3%                                  $457,000
(Cost $457,000)

TOTAL FOREIGN EQUITY PORTFOLIO --- 100.0%                             $1,804,617
(Cost $1,472,918)


The Maxim Series Fund

INVESCO ADR Portfolio

COMMON STOCK

AUSTRALIA            --- 5.2%

COMMUNICATIONS
     60,000 News Corporation Ltd                                       2,295,000
                                                                      $2,295,000

FOREIGN BANKS
     45,000 National Australia Bank Ltd sponsored ADR                  3,431,250
                                                                      $3,431,250

MINING
     20,000 Rio Tinto Ltd sponsored ADR                                1,715,000
                                                                      $1,715,000

TOTAL AUSTRALIA            --- 5.2%                                   $7,441,250

DENMARK              --- 3.1%

FOREIGN BANKS
     25,000 Den Danske Bank                                            2,775,000
                                                                      $2,775,000

MFTG - INDUSTRIAL PRODS.
     25,000 Novo-Nordisk A/S                                           1,615,625
                                                                      $1,615,625

TOTAL DENMARK              --- 3.1%                                   $4,390,625

FRANCE               --- 5.5%

MFTG - CONSUMER PRODS.
     45,000 Groupe Danone                                              2,095,290
                                                                      $2,095,290

OIL & GAS
     45,000 Total SA                                                   3,116,250
                                                                      $3,116,250

SECURITIES & COMMODITIES
     55,000 Societe Generale Paris                                     2,530,000
                                                                      $2,530,000

TOTAL FRANCE               --- 5.5%                                   $7,741,540

GERMANY              --- 10.4%

FOREIGN BANKS
     25,000 Deutsche Bank sponsored ADR                                2,125,000
                                                                      $2,125,000

INDUSTRIAL SERVICES
     45,000 SAP AG                                                     2,342,790
                                                                      $2,342,790

MFTG - INDUSTRIAL PRODS.
     50,000 BASF AG*                                                   2,581,250
     40,000 Bayer AG                                                   1,890,000
                                                                      $4,471,250

OIL & GAS
     30,000 RWE AG                                                     1,155,000
                                                                      $1,155,000

RETAIL TRADE
     23,000 DaimlerChrysler AG                                         1,799,750
                                                                      $1,799,750

TELEPHONE
     40,000 Deutsche Telekom AG                                        2,840,000
                                                                      $2,840,000

TOTAL GERMANY              --- 10.4%                                 $14,733,790

ITALY                --- 5.4%

FINANCIAL SERVICES
     90,000 San Paolo-IMI SPa sponsored ADR*                           2,463,750
                                                                      $2,463,750

HOLDING & INVEST. OFFICES
     25,000 Telecom Italia SpA*                                        3,500,000
                                                                      $3,500,000

OIL & GAS
     30,000 ENI SPA sponsored ADR                                      1,653,750
                                                                      $1,653,750

TOTAL ITALY                --- 5.4%                                   $7,617,500

JAPAN                --- 22.9%

CONSUMER SERVICES
     60,000 Eisai Company Ltd sponsored ADR                            1,132,500
    135,000 Nintendo of America Inc                                    2,784,375
                                                                      $3,916,875

CREDIT INSTITUTIONS
     75,000 Bank of Tokyo-Mitsubishi Ltd*                              1,045,275
                                                                      $1,045,275

ELECTRONICS - HIGH TECH
     95,000 Canon Inc sponsored ADR                                    3,853,390
     65,000 Fuji Photo Film Company Ltd                                2,486,250
     20,000 Hitachi Ltd                                                3,237,500
      6,000 Matsushita Electric Industries Company Ltd                 1,674,000
                                                                     $11,251,140

MFTG - INDUSTRIAL PRODS.
     45,000 Kyocera Corp                                              11,790,000
                                                                     $11,790,000

TELEPHONE
     35,000 Nippon Telegraph & Telephone Co                            3,014,375
                                                                      $3,014,375

TRANSPORTATION EQUIPMENT
     20,000 Honda Motor Co Ltd                                         1,530,000
                                                                      $1,530,000

TOTAL JAPAN                --- 22.9%                                 $32,547,665

MEXICO               --- 2.0%

TELEPHONE
     25,000 Telefonos de Mexico SA sponsored ADR Class L               2,812,500
                                                                      $2,812,500

TOTAL MEXICO               --- 2.0%                                   $2,812,500

NETHERLANDS          --- 8.2%

ELECTRONICS - HIGH TECH
     20,000 Koninklijke Philips Electronics NV*                        2,700,000
                                                                      $2,700,000

FOREIGN BANKS
     75,000 ABN Amro Holding NV                                        1,898,400
     50,000 ING Groep NV                                               3,050,000
                                                                      $4,948,400

MFTG - CONSUMER PRODS.
     45,000 Unilever NV                                                2,449,665
                                                                      $2,449,665

MFTG - INDUSTRIAL PRODS.
     30,000 Akzo Nobel NV                                              1,492,500
                                                                      $1,492,500

TOTAL NETHERLANDS          --- 8.2%                                  $11,590,565

SPAIN                --- 7.4%

ELECTRIC
    170,000 Endesa sponsored ADR                                       3,431,790
                                                                      $3,431,790

OIL & GAS
    150,000 Repsol SA sponsored ADR                                    3,487,500
                                                                      $3,487,500

TELEPHONE
    325,000 Portugal Telecom SA                                        3,534,375
                                                                      $3,534,375

TOTAL SPAIN                --- 7.4%                                  $10,453,665

SWITZERLAND          --- 5.0%

CONSUMER SERVICES
     35,000 Novartis AG                                                2,563,750
                                                                      $2,563,750

HOLDING & INVEST. OFFICES
     15,000 Zurich Allied AG sponsored  ADR                            1,710,000
                                                                      $1,710,000

MFTG - CONSUMER PRODS.
     30,000 Nestle SA                                                  2,752,500
                                                                      $2,752,500

TOTAL SWITZERLAND          --- 5.0%                                   $7,026,250

UNITED KINGDOM       --- 20.7%

AIR
     25,000 British Airways PLC                                        1,609,375
                                                                      $1,609,375

COMMUNICATIONS
     55,000 Carlton Communications PLC sponsored ADR                   2,619,375
                                                                      $2,619,375

CONSUMER SERVICES
     30,000 SmithKline Beecham PLC                                     1,933,110
                                                                      $1,933,110

ELECTRIC
     55,000 PowerGen PLC                                               1,739,375
     50,000 Scottish Power                                             1,400,000
                                                                      $3,139,375

FOREIGN BANKS
     60,000 HSBC Holdings PLC                                          4,282,500
                                                                      $4,282,500

HOLDING & INVEST. OFFICES
     75,001 AstraZeneca Group PLC                                      3,131,292
                                                                      $3,131,292

INDUSTRIAL PRODS & SVCS
     75,000 Corus Group PLC sponsored ADR                              1,940,625
                                                                      $1,940,625

MFTG - CONSUMER PRODS.
    250,000 Associated British Foods Ltd                               1,325,000
                                                                      $1,325,000

MFTG - INDUSTRIAL PRODS.
     35,000 Glaxo Wellcome PLC                                         1,955,625
                                                                      $1,955,625

OIL & GAS
     50,000 Shell Transport and Trading Co                             2,462,500
                                                                      $2,462,500

RETAIL TRADE
     60,000 Marks & Spencer PLC                                        1,695,000
                                                                      $1,695,000

TELEPHONE
     14,000 British Telecommunications PLC                             3,332,000
                                                                      $3,332,000

TOTAL UNITED KINGDOM       --- 20.7%                                 $29,425,777

UNITED STATES        --- 3.0%

CONSUMER SERVICES
     15,000 Sony Corp                                                  4,271,250
                                                                      $4,271,250

TOTAL UNITED STATES        --- 3.0%                                   $4,271,250

TOTAL COMMON STOCK --- 98.7%                                        $140,052,377
(Cost $112,960,692)

SHORT-TERM INVESTMENTS

CANADA               --- 1.3%

FOREIGN BANKS
  1,827,000 Canadian Imperial Bank of Commerce                         1,827,000
                                                                      $1,827,000

TOTAL CANADA               --- 1.3%                                   $1,827,000

TOTAL SHORT-TERM INVESTMENTS --- 1.3%                                 $1,827,000
(Cost $1,827,000)

TOTAL INVESCO ADR PORTFOLIO --- 100.0%                              $141,879,377
(Cost $114,787,692)


The Maxim Series Fund

Index European Portfolio

COMMON STOCK

AUSTRIA              --- 0.2%

CONSTRUCTION
      1,168 Wienerberger Baustoffindustrie                                25,368
                                                                         $25,368

ELECTRIC
        192 EVN AG                                                        28,973
        254 Oest Elektrizatswirts Class A*                                35,646
                                                                         $64,619

FINANCIAL SERVICES
      1,706 Bank Austria AG                                               96,109
                                                                         $96,109

FOREIGN BANKS
        500 Erste Bank Der Oesterreichischen Sparkassen  AG               22,132
                                                                         $22,132

INDUSTRIAL PRODS & SVCS
        252 VA Technologie AG                                             16,605
                                                                         $16,605

MFTG - CONSUMER PRODS.
        500 Austria Tabak AG                                              24,144
                                                                         $24,144

MFTG - INDUSTRIAL PRODS.
        554 Voest-Alpine Stahl AG                                         21,568
                                                                         $21,568

OIL & GAS
        454 OMV AG                                                        44,074
                                                                         $44,074

TOTAL AUSTRIA              --- 0.2%                                     $314,619

BELGIUM              --- 1.5%

ELECTRIC
      1,250 Electrabel SA                                                408,688
                                                                        $408,688

FINANCIAL SERVICES
        700 Dexia Belgium                                                112,038
      7,840 KBC Bancassurance Holding                                    421,957
                                                                        $533,995

HOLDING & INVEST. OFFICES
      5,500 Almanij NV                                                   290,483
                                                                        $290,483

INSURANCE
     17,586 Fortis (B)                                                   633,710
                                                                        $633,710

MFTG - CONSUMER PRODS.
      4,000 UCB SA                                                       173,233
                                                                        $173,233

MFTG - INDUSTRIAL PRODS.
      1,900 Solvay SA                                                    156,735
                                                                        $156,735

TOTAL BELGIUM              --- 1.5%                                   $2,196,844

DENMARK              --- 1.0%

FINANCIAL SERVICES
      1,284 Unidanmark A/S                                                90,424
                                                                         $90,424

FOREIGN BANKS
      1,400 Den Danske Bank Group                                        153,577
                                                                        $153,577

HOLDING & INVEST. OFFICES
      1,704 Kapital Holding                                               81,924
        200 Ratin A/S Class A                                             21,005
                                                                        $102,929

MFTG - CONSUMER PRODS.
        594 Carlsberg A/S Class A                                         21,881
        498 Carlsberg A/S Class B                                         18,884
      1,609 Danisco A/S                                                   62,757
                                                                        $103,522

MFTG - INDUSTRIAL PRODS.
      1,678 Novo-Nordisk A/S                                             222,706
                                                                        $222,706

TELEPHONE
      5,712 Tele Danmark A/S                                             424,693
                                                                        $424,693

TRANSPORTATION EQUIPMENT
         10 A/S Dampskibsselskabet Svendborg                             166,579
         10 D/S 1912                                                     117,824
                                                                        $284,403

TOTAL DENMARK              --- 1.0%                                   $1,382,254

FINLAND              --- 3.5%

COMMUNICATIONS
     28,200 Nokia Oyj                                                  5,106,456
                                                                      $5,106,456

TOTAL FINLAND              --- 3.5%                                   $5,106,456

FRANCE               --- 13.6%

COMMUNICATIONS
      8,100 France Telecom SA                                          1,069,911
                                                                      $1,069,911

CONSUMER SERVICES
     18,600 Sanofi-Synthelabo SA*                                        773,538
     13,770 Vivendi                                                    1,241,887
                                                                      $2,015,425

ELECTRONICS - HIGH TECH
      7,000 STMicroelectionics NV                                      1,076,018
                                                                      $1,076,018

FOREIGN BANKS
     15,677 Banque Nationale de Paris                                  1,444,629
      2,750 Societe Generale                                             639,062
                                                                      $2,083,691

HOLDING & INVEST. OFFICES
      2,769 Banque Nationale de Paris*                                    12,758
         15 Compagnie Financiere de Paribas                                1,673
                                                                         $14,431

INDUSTRIAL PRODS & SVCS
      5,600 Alcatel                                                    1,284,461
      6,641 Suez Lyonnaise des Eaux                                    1,062,923
                                                                      $2,347,384

INSURANCE
      9,215 Axa                                                        1,283,008
                                                                      $1,283,008

MFTG - CONSUMER PRODS.
      2,000 Danone                                                       470,808
      1,800 L'oreal                                                    1,442,302
      2,510 Louis Vuitton Moet Hennessy                                1,122,894
                                                                      $3,036,004

MFTG - INDUSTRIAL PRODS.
      2,215 Air Liquide                                                  370,342
      9,900 Aventis SA                                                   574,657
      2,450 Compagnie de Saint Gobain                                    460,159
                                                                      $1,405,158

OIL & GAS
          7 Elf Aquitaine SA                                               1,077
      2,700 Total Fina SA                                                     27
     19,909 Total SA Class B                                           2,653,770
                                                                      $2,654,874

RETAIL TRADE
      7,570 Carrefour SA                                               1,394,383
      3,125 Pinault-Printemps-Redoute SA                                 823,663
        510 Promodes                                                     551,540
                                                                      $2,769,586

UTILITIES
      2,600 Suez Lyonnaise-Strip VVPR                                         26
                                                                             $26

TOTAL FRANCE               --- 13.6%                                 $19,755,516

GERMANY              --- 13.6%

COMMUNICATIONS
     25,200 Deutsche Telekom AG                                        1,770,781
                                                                      $1,770,781

ELECTRONICS - HIGH TECH
      1,600 SAP AG                                                       785,485
     15,500 Siemans AG                                                 1,980,311
                                                                      $2,765,796

FINANCIAL SERVICES
     16,000 Deutsche Bank AG                                           1,352,869
                                                                      $1,352,869

FOREIGN BANKS
     13,500 Dresdner Bank AG                                             732,016
     10,800 HypoVereinsbank                                              736,633
                                                                      $1,468,649

INDUSTRIAL PRODS & SVCS
     13,292 Mannesmann AG                                              3,214,659
     12,250 RWE AG                                                       479,384
     13,100 Veba AG                                                      635,867
                                                                      $4,329,910

INSURANCE
      6,400 Allianz AG                                                 2,147,206
      4,600 Muenchener Rueckver AG (registered)                        1,170,783
                                                                      $3,317,989

MFTG - INDUSTRIAL PRODS.
     16,250 BASF AG                                                      833,723
     19,000 Bayer AG                                                     898,358
        823 Celanese AG*                                                  15,234
     25,823 DaimlerChrysler AG                                         2,023,681
     15,000 Hoechst AG                                                   468,545
      8,000 Volkswagen AG                                                450,688
                                                                      $4,690,229

TOTAL GERMANY              --- 13.6%                                 $19,696,223

GREECE               --- 0.9%

COMMUNICATIONS
      4,500 Hellenic Telecommunications Organization SA                  107,074
      3,080 Intracom SA (rights)                                         141,355
      2,000 Panafon Hellenic Telecom SA                                   26,984
                                                                        $275,413

FOREIGN BANKS
      3,000 Alpha Credit Bank                                            236,081
      2,750 Commercial Bank of Greece SA                                 212,546
      1,040 Ergo Bank SA                                                 100,571
      3,300 National Bank of Greece SA                                   243,773
                                                                        $792,971

INDUSTRIAL PRODS & SVCS
      1,200 Titan Cement Co SA                                            71,081
                                                                         $71,081

MFTG - CONSUMER PRODS.
      3,300 Hellenic Bottling Co SA                                       76,809
                                                                         $76,809

MFTG - INDUSTRIAL PRODS.
      1,600 Heracles General Cement SA                                    51,526
                                                                         $51,526

TOTAL GREECE               --- 0.9%                                   $1,267,800

IRELAND              --- 0.5%

CONSTRUCTION
     10,631 CRH PLC                                                      228,868
                                                                        $228,868

CREDIT INSTITUTIONS
     21,439 Allied Irish Banks PLC*                                      243,714
                                                                        $243,714

FOREIGN BANKS
     26,312 Bank of Ireland                                              209,112
                                                                        $209,112

TOTAL IRELAND              --- 0.5%                                     $681,694

ITALY                --- 6.5%

ELECTRIC
     68,000 Anglo American PLC*                                          284,577
                                                                        $284,577

FOREIGN BANKS
     47,000 Banca Commerciale Italiana                                   255,323
     51,000 Banca Intesa SpA                                             206,763
     19,000 Banca Intesa SpA RNC                                          38,610
     56,000 Banca Monte Dei Paschi Siena*                                218,020
     36,630 Istituto Bancario San Paolo di Tornio                        497,104
     11,000 Rolo Banca 1473 SpA                                          213,352
    127,000 Uncredito Italiano SpA                                       623,479
                                                                      $2,052,651

HOLDING & INVEST. OFFICES
    137,111 Telecom Italia SpA                                         1,931,071
     57,116 Telecom Italia SpA RNC                                       347,625
                                                                      $2,278,696

INSURANCE
     27,000 Assicurazioni Generali                                       890,914
    105,000 Istituto Nazionale delle Assicurazioni                       277,807
                                                                      $1,168,721

OIL & GAS
    209,000 ENI SpA                                                    1,147,987
                                                                      $1,147,987

REAL ESTATE
     36,630 Beni Stabili SpA*                                             12,897
                                                                         $12,897

TELEPHONE
    173,500 Telecom Italia Mobile SpA                                  1,935,660
     41,000 Telecom Italia Mobile SpA RNC                                195,094
                                                                      $2,130,754

TRANSPORTATION EQUIPMENT
     10,060 Fiat SpA                                                     286,912
      1,870 Fiat SpA RNC                                                  27,466
                                                                        $314,378

TOTAL ITALY                --- 6.5%                                   $9,390,661

NETHERLANDS          --- 8.0%

COMMUNICATIONS
     12,800 KPN NV                                                     1,247,762
                                                                      $1,247,762

ELECTRONICS - HIGH TECH
      5,000 Equant NV*                                                   566,881
      8,341 Koninklijke Philips Electronics NV                         1,132,791
                                                                      $1,699,672

FINANCIAL SERVICES
     38,276 ABN AMRO Holding NV                                          954,940
                                                                        $954,940

FOREIGN BANKS
     25,148 ING Groep NV                                               1,516,415
                                                                      $1,516,415

INSURANCE
     15,378 Aegon NV                                                   1,483,599
                                                                      $1,483,599

MFTG - CONSUMER PRODS.
     15,003 Unilever NV                                                  827,701
                                                                        $827,701

OIL & GAS
     56,178 Royal Dutch Petroleum Co                                   3,438,942
                                                                      $3,438,942

RETAIL TRADE
     16,808 Koninklijke Ahold NV                                         496,951
                                                                        $496,951

TOTAL NETHERLANDS          --- 8.0%                                  $11,665,982

NORWAY               --- 0.4%

COMMUNICATIONS
      1,200 NetCom ASA*                                                   59,644
                                                                         $59,644

FOREIGN BANKS
      6,800 Christiania Bank Og Kreditdasse                               33,376
      7,900 DNB Holding ASA                                               32,296
                                                                         $65,672

INSURANCE
      6,800 Storebrand ASA*                                               51,542
                                                                         $51,542

MFTG - CONSUMER PRODS.
      4,700 Orkla ASA                                                     80,593
                                                                         $80,593

MFTG - INDUSTRIAL PRODS.
      4,133 Norsk Hydro ASA                                              172,555
        700 Norske Skogindustrier ASA Class A                             36,358
        500 Norske Skogindustrier ASA Class B                             20,937
                                                                        $229,850

OIL & GAS
      2,200 Petroleum Geo-Services ASA*                                   39,091
                                                                         $39,091

RETAIL TRADE
      2,000 Tomra Systems ASA                                             33,798
                                                                         $33,798

TOTAL NORWAY               --- 0.4%                                     $560,190

PORTUGAL             --- 0.5%

COMMUNICATIONS
     18,500 Portugal Telecom SA (registered)                             202,674
      5,000 Telecel-Comunicacoes Pessoai                                  87,069
                                                                        $289,743

ELECTRIC
      7,000 Electricdidade de Portugal SA                                122,038
                                                                        $122,038

FINANCIAL SERVICES
     11,500 BPI-SGPS SA                                                   48,937
                                                                         $48,937

FOREIGN BANKS
     25,000 Banco Comercial Portugues                                    138,577
        800 Banco Espirito Santo SA                                       22,454
                                                                        $161,031

MFTG - CONSUMER PRODS.
      2,100 Jeronimo Martins SGPS SA                                      53,660
                                                                         $53,660

TOTAL PORTUGAL             --- 0.5%                                     $675,409

SPAIN                --- 4.3%

ELECTRIC
     28,400 Endesa SA                                                    563,123
     24,149 Iberdrola SA                                                 334,284
                                                                        $897,407

FOREIGN BANKS
     13,200 Argentina SA                                                 309,804
     56,620 Banco Bilbao Vizcaya SA                                      805,410
     98,314 Banco Santander Central Hispano                            1,111,680
                                                                      $2,226,894

OIL & GAS
     31,850 Repsol SA                                                    737,586
                                                                        $737,586

TELEPHONE
     85,700 Telefonica SA*                                             2,138,112
                                                                      $2,138,112

UTILITIES
     11,800 Gas Natural  SDG SA                                          271,485
                                                                        $271,485

TOTAL SPAIN                --- 4.3%                                   $6,271,484

SWEDEN               --- 3.9%

COMMUNICATIONS
      3,800 Ericsson LM Class A                                          251,768
     45,100 Ericsson LM Class B                                        2,903,172
                                                                      $3,154,940

FINANCIAL SERVICES
     32,200 Nordic Baltic Holding                                        189,467
                                                                        $189,467

FOREIGN BANKS
     13,350 ForeningsSparbanken AB                                       196,381
      1,500 Svenska Handelsbanken AB  B Shares                            17,741
     16,500 Svenska Handelsbanken AB A Shares                            207,767
                                                                        $421,889

HOLDING & INVEST. OFFICES
      7,600 Investor AB A Shares                                         108,220
     10,400 Investor AB B Shares                                         146,867
                                                                        $255,087

INSURANCE
     12,900 Skandia Forsakrings AB                                       390,150
                                                                        $390,150

MFTG - CONSUMER PRODS.
      8,970 Electrolux AB Class B                                        225,899
     18,400 Hennes & Mauritz AB                                          617,123
                                                                        $843,022

MFTG - INDUSTRIAL PRODS.
      4,500 Sandvik AB                                                   141,130
      1,500 Sandvik AB Class B                                            47,838
      3,300 Volvo AB Class A                                              83,495
      7,700 Volvo AB Class B                                             199,353
                                                                        $471,816

TOTAL SWEDEN               --- 3.9%                                   $5,726,371

SWITZERLAND          --- 7.8%

FINANCIAL SERVICES
      7,100 Credit Suisse Group                                        1,411,438
      5,550 UBS AG                                                     1,498,964
                                                                      $2,910,402

INSURANCE
        390 SCHW Rueckversicherungs                                      801,262
                                                                        $801,262

MFTG - CONSUMER PRODS.
      1,040 Nestle SA                                                  1,905,458
      1,900 Novartis AG                                                2,790,151
                                                                      $4,695,609

MFTG - INDUSTRIAL PRODS.
        186 Roche Holding AG                                           2,208,027
         43 Roche Holdings AG Bearer                                     702,217
                                                                      $2,910,244

TOTAL SWITZERLAND          --- 7.8%                                  $11,317,517

UNITED KINGDOM       --- 32.6%

AIR
     28,560 BAA PLC                                                      200,616
                                                                        $200,616

COMMUNICATIONS
     45,000 British Sky Broadcasting Group                               724,117
     64,673 Cable and Wireless PLC                                     1,095,512
     48,973 Granada Group PLC                                            496,237
     70,336 Marconi PLC                                                1,244,253
     37,266 Reuters Group PLC                                            511,205
    834,505 Vodafone Group PLC                                         4,133,636
                                                                      $8,204,960

CONSUMER SERVICES
    141,809 Smithkline Beecham PLC                                     1,809,046
                                                                      $1,809,046

ELECTRIC
     39,000 National Grid Group PLC                                      296,623
     32,000 Scottish Power PLC                                           242,349
                                                                        $538,972

ENVIRONMENTAL SERVICES
     75,000 Rentokil Initial PLC                                         273,406
                                                                        $273,406

FINANCIAL SERVICES
    136,868 Lloyds TSB Group PLC                                       1,711,757
     26,874 Standard Chartered PLC                                       417,037
                                                                      $2,128,794

FOREIGN BANKS
     37,000 Abbey National PLC                                           591,501
     32,661 Bank of Scotland                                             379,208
     40,218 Barclays PLC                                               1,157,303
    219,548 HSBC Holdings PLC                                          3,059,560
     59,200 Halifax PLC                                                  656,268
     41,649 National Westminster Bank PLC                                894,489
     23,817 Royal Bank of Scotland Group PLC                             422,287
                                                                      $7,160,616

HOLDING & INVEST. OFFICES
     11,000 Enel SpA                                                     730,939
                                                                        $730,939

INDUSTRIAL SERVICES
    100,442 Invensys PLC                                                 546,593
                                                                        $546,593

INSURANCE
     41,828 Allied Zurich PLC                                            492,732
     35,637 CGU PLC                                                      574,028
    136,000 Legal & General Group PLC                                    370,048
     51,000 Norwich Union PLC                                            377,597
     51,809 Prudential Corp PLC                                        1,020,666
     38,402 Royal & Sun Alliance Insurance Group PLC                     292,384
                                                                      $3,127,455

MFTG - CONSUMER PRODS.
     22,827 Bass PLC                                                     284,017
     42,528 British American Tobacco PLC                                 241,562
     54,782 Cadbury Schweppes PLC                                        330,848
     16,277 Pearson PLC                                                  526,733
     76,478 Unilever PLC                                                 562,527
                                                                      $1,945,687

MFTG - INDUSTRIAL PRODS.
     45,650 AstraZeneca Group PLC                                      1,893,017
     91,557 Glaxo Wellcome PLC                                         2,587,309
      5,635 Nycomed Amersham PLC                                          35,078
                                                                      $4,515,404

MINING
     28,910 Rio Tinto PLC                                                697,924
                                                                        $697,924

OIL & GAS
     92,862 BG Group PLC                                                 599,816
    524,770 BP Amoco PLC                                               5,275,057
    250,000 Shell Transport & Trading Co                               2,077,037
                                                                      $7,951,910

RETAIL TRADE
     24,670 Boots Co PLC                                                 239,819
     87,629 Diageo PLC                                                   704,686
     50,335 J Sainsbury PLC                                              283,874
     36,262 Kingfisher PLC                                               402,279
     75,265 Marks and Spencer PLC                                        358,233
    179,392 Tesco PLC                                                    545,327
                                                                      $2,534,218

TELEPHONE
    165,036 British Telecommunications PLC                             4,032,147
     39,000 Cable & Wireless Communications PLC*                         560,497
                                                                      $4,592,644

TRANSPORTATION EQUIPMENT
     53,635 British Aerospace PLC                                        355,100
                                                                        $355,100

TOTAL UNITED KINGDOM       --- 32.6%                                 $47,314,284

TOTAL COMMON STOCK --- 98.9%                                        $143,323,304
(Cost $120,886,620)

PREFERRED STOCK

GERMANY              --- 0.6%

ELECTRONICS - HIGH TECH
      1,150 SAP AG                                                       700,503
                                                                        $700,503

INDUSTRIAL PRODS & SVCS
      2,100 RWE AG                                                        64,646
                                                                         $64,646

MFTG - INDUSTRIAL PRODS.
      2,500 Volkswagen AG                                                 80,480
                                                                         $80,480

TOTAL GERMANY              --- 0.6%                                     $845,629

ITALY                --- 0.0%

TRANSPORTATION EQUIPMENT
      2,560 Fiat SpA                                                      36,956
                                                                         $36,956

TOTAL ITALY                --- 0.0%                                      $36,956

TOTAL PREFERRED STOCK --- 0.6%                                          $882,585
(Cost $670,421)

SHORT-TERM INVESTMENTS

CANADA               --- 0.5%

FOREIGN BANKS
    768,000 Canadian Imperial Bank of Commerce                           768,000
                                                                        $768,000

TOTAL CANADA               --- 0.5%                                     $768,000

TOTAL SHORT-TERM INVESTMENTS --- 0.5%                                   $768,000
(Cost $768,000)

TOTAL INDEX EUROPEAN PORTFOLIO --- 100.0%                           $144,973,889
(Cost $122,325,041)


The Maxim Series Fund

Index Pacific Portfolio

COMMON STOCK

AUSTRALIA            --- 5.5%

COMMUNICATIONS
    208,300 Cable & Wireless Optus Ltd*                                  695,522
                                                                        $695,522

FINANCIAL SERVICES
     51,478 Colonial Ltd                                                 229,971
                                                                        $229,971

FOREIGN BANKS
     88,688 Australia & New Zealand Banking Group Ltd                    644,685
     35,500 Commonwealth Bank of Australia                               610,844
     83,990 National Australia Bank                                    1,283,775
    101,420 Westpac Banking Corp Ltd                                     699,047
                                                                      $3,238,351

INSURANCE
     60,100 AMP Ltd                                                      663,533
     27,957 Lend Lease Corporation Ltd                                   391,371
                                                                      $1,054,904

MFTG - CONSUMER PRODS.
     56,686 Coca-Cola Amatil Ltd                                         154,694
     95,200 Foster's Brewing Group Ltd                                   272,912
     44,639 News Corp Ltd                                                433,098
                                                                        $860,704

MINING
     97,580 Broken Hill Proprietary Co Ltd                             1,280,314
     32,377 Rio Tinto Ltd                                                694,972
                                                                      $1,975,286

OIL & GAS
     63,104 WMC Ltd                                                      347,728
     36,800 Woodside Petroleum Ltd                                       271,584
                                                                        $619,312

OTHER TRANS. SERVICES
     12,600 Brambles Industries Ltd                                      348,172
                                                                        $348,172

RETAIL TRADE
     64,017 Coles Myer Ltd                                               330,418
     63,324 Woolworths Ltd                                               217,672
                                                                        $548,090

TELEPHONE
    124,400 Telstra  Ltd                                                 675,701
                                                                        $675,701

TOTAL AUSTRALIA            --- 5.5%                                  $10,246,013

HONG KONG            --- 7.6%

AIR
    187,000 Cathay Pacific Air                                           333,198
                                                                        $333,198

COMMUNICATIONS
    668,955 Cable & Wireless HKT Ltd                                   1,932,078
    189,000 China Telecom Ltd*                                         1,181,706
                                                                      $3,113,784

CONSUMER SERVICES
    132,157 Sun Hung Kai Properties                                    1,377,167
     52,000 Swire Pacific Ltd Series A                                   307,063
    168,500 Swire Pacific Ltd Series B                                   148,492
                                                                      $1,832,722

ELECTRONICS - HIGH TECH
    113,810 Hong Kong Electric Holdings Ltd                              355,794
                                                                        $355,794

FOREIGN BANKS
    105,500 Hang Seng Bank Ltd                                         1,204,570
                                                                      $1,204,570

GAS
    259,502 Hong Kong and China Gas Company Ltd                          355,551
                                                                        $355,551

HOLDING & INVEST. OFFICES
    115,000 CPL Holdings Ltd                                             529,654
    117,000 Citic Pacific Ltd                                            440,274
     95,000 Henderson Land Development Company Ltd                       609,867
    214,000 Hutchison Whampoa Ltd                                      3,111,025
    117,023 New World Development Company Ltd                            263,464
                                                                      $4,954,284

REAL ESTATE
    127,000 Cheung Kong Holdings Ltd                                   1,613,438
    133,000 Hong Kong Land Holdings Ltd                                  196,840
    129,000 Wharf Holdings Ltd                                           299,556
                                                                      $2,109,834

TOTAL HONG KONG            --- 7.6%                                  $14,259,737

INDONESIA            --- 0.2%

COMMUNICATIONS
     53,000 PT Indosat                                                   117,277
    119,000 PT Telekomunikasi Indonesia                                   67,096
                                                                        $184,373

MFTG - CONSUMER PRODS.
     98,000 Gudang Garam Perus                                           261,333
      7,000 PT Hanjaya Mandala Sampoerna*                                 17,649
                                                                        $278,982

TOTAL INDONESIA            --- 0.2%                                     $463,355

JAPAN                --- 81.0%

AIR
     33,000 Japan Airlines                                                97,924
                                                                         $97,924

COMMUNICATIONS
        125 DDI Corp                                                   1,713,838
         12 Fuji Television Network Inc                                  164,528
     10,000 Matsushita Communication Ltd                               2,644,207
        143 NTT Data Corp                                              3,291,059
        243 NTT Mobile Communications Network Inc                      9,352,561
    177,000 Toshiba Corp                                               1,352,071
                                                                     $18,518,264

CONSUMER SERVICES
     16,000 Eisai  Ltd                                                   307,903
     34,000 Kao Corp                                                     970,620
      5,000 Oriental Land Comapny Ltd                                    429,929
     25,000 Sankyo Company Ltd                                           514,151
      6,000 Sony Music Entertainment Inc                               1,197,532
     19,000 Taisho Pharmaceutical Co                                     558,222
     49,000 Takeda Chemical Industry                                   2,423,367
     19,000 Yamanouchi Pharmaceutical Company Ltd                        664,284
     24,000 Yamato Transport Company Ltd                                 930,761
                                                                      $7,996,769

ELECTRIC
     40,400 Chubu Electric Power Co Inc                                  658,760
     53,700 Kansai Electric Power Co Inc                                 936,634
     26,400 Kyushu Electric Power Co                                     390,403
     27,600 Tohoku Electric Power                                        410,851
     74,300 Tokyo Electric Power                                       1,993,752
                                                                      $4,390,400

ELECTRONICS - HIGH TECH
      5,500 Advantest Corp                                             1,454,314
     48,000 Canon Inc                                                  1,908,530
     50,000 Denso Corp                                                 1,194,790
     13,200 Fanuc                                                      1,681,833
    183,000 Hitachi Ltd                                                2,939,183
      6,000 Hoya Corp                                                    473,019
      2,200 Keyence Corp                                                 894,134
    113,000 Matsushita Electric Industrial Company Ltd                 3,131,819
    118,000 Mitsubishi Electric Corp                                     762,707
     89,000 NEC Corp                                                   2,122,368
      8,000 Nintendo Corporation Ltd                                   1,330,330
    104,000 Sanyo Electric Co                                            422,681
     19,000 Secom                                                      2,093,331
     62,000 Sharp Corp                                                 1,587,797
     22,500 Sony Corp                                                  6,676,623
     40,000 Sumitomo Electric Industries                                 462,638
     10,000 Tokyo Electronics                                          1,371,070
                                                                     $30,507,167

FINANCIAL SERVICES
      7,000 Promise Company Ltd                                          356,478
                                                                        $356,478

FOREIGN BANKS
    132,000 Asahi Bank                                                   814,416
    257,000 Bank of Tokyo-Mitsubishi                                   3,584,056
    171,000 Dai-Ichi Kangyo Bank Ltd                                   1,599,305
    165,000 Fuji Bank Ltd                                              1,604,593
    145,000 Industrial Bank of Japan                                   1,398,737
     72,000 Mitsubishi Trust & Banking                                   634,610
     89,000 Nikko Securities Company Ltd                               1,126,990
    202,000 Sakura Bank Ltd                                            1,171,129
    159,000 Sanwa Bank Ltd                                             1,935,530
     43,000 Shizuoka Bank Ltd                                            441,328
      1,000 Shohkoh Fund & Co Ltd                                        396,141
    173,000 Sumitomo Bank                                              2,370,258
     79,000 Sumitomo Trust & Banking                                     533,836
    115,000 Tokai Bank                                                   725,296
                                                                     $18,336,225

GAS
    137,000 Osaka Gas Co                                                 330,056
    154,000 Tokyo Gas Co                                                 375,536
                                                                        $705,592

INDUSTRIAL SERVICES
     58,000 Sumitomo Corp                                                562,903
                                                                        $562,903

INSURANCE
     85,000 Tokio Marine & Fire Insurance Co                             994,761
                                                                        $994,761

LEASING
      8,100 Acom Company Ltd                                             794,055
                                                                        $794,055

MFTG - CONSUMER PRODS.
     36,000 Ajinomoto Co                                                 375,477
     27,000 Asahi Breweries Ltd                                          295,622
     42,000 Dai Nippon Printing Company Ltd                              670,453
         37 Japan Tobacco Inc                                            283,361
     56,000 Kirin Brewery Company Ltd                                    589,560
     38,000 Toppan Printing Company Ltd                                  379,591
                                                                      $2,594,064

MFTG - INDUSTRIAL PRODS.
     79,000 Asahi Chemical Industry Co Ltd                               406,180
     65,000 Asahi Glass Co Ltd                                           503,526
    179,000 Kawasaki Steel Corp                                          320,801
     10,500 Kyocera Corp                                               2,725,002
    120,000 Mitsubishi Chemical Corp                                     423,073
    185,000 Mitsubishi Heavy Industries Ltd                              617,814
     13,000 Murata Manufacturing Company Ltd                           3,055,528
     57,000 New Oji Paper Co                                             343,306
    374,000 Nippon Steel Co                                              875,389
    218,000 Nissan Motor Company Ltd                                     858,251
     38,000 Ricoh Corporation Ltd                                        716,756
      6,000 Rohm Company Ltd                                           2,467,927
      3,700 SMC Corp                                                     819,283
     23,000 Shin-Etsu Chemical Co                                        991,088
     89,000 Sumitomo Chemical Co                                         418,372
      7,000 TDK Corp                                                     967,290
     77,000 Toray Industries Inc                                         298,619
                                                                     $16,808,205

RAILROADS
        123 Central Japan Railway Co                                     772,138
        220 East Japan Railway Co                                      1,187,151
     89,000 Kinki Nippon Railway                                         357,360
     24,000 Seibu Railway                                                326,706
                                                                      $2,643,355

REAL ESTATE
     71,000 Mitsubishi Estate Company Ltd                                693,243
     39,000 Sekisui House Ltd                                            345,657
                                                                      $1,038,900

RETAIL TRADE
     23,000 Ito-Yokado Company Ltd                                     2,500,245
     20,000 Marui Co                                                     298,893
     40,000 Matsushita Electric Works                                    395,652
     46,000 Seven - Eleven Japan                                       7,298,012
                                                                     $10,492,802

SECURITIES & COMMODITIES
     73,000 Daiwa Securities Company Ltd                               1,143,150
    108,000 Nomura Securities Comapny Ltd                              1,951,425
     25,000 Yamaichi Securities Company Ltd*                                   2
                                                                      $3,094,577

TELEPHONE
         35 Japan Telecom Co                                           1,405,347
        174 Nippon Telegraph & Telephone Corp                          2,982,078
                                                                      $4,387,425

TRANSPORTATION EQUIPMENT
     54,000 Honda Motor  Ltd                                           2,009,597
     67,000 Mazda Motor Corp                                             298,551
     59,000 Nippon Express Company Ltd                                   326,462
     27,000 Suzuki Motor Ltd                                             394,251
    209,000 Toyota Motor Corp                                         10,131,718
                                                                     $13,160,579

WHOLESALE TRADE - INDL
    103,000 Fujitsu                                                    4,700,617
     86,000 Mitsubishi Corp                                              664,519
     87,000 Mitsui & Co                                                  609,196
      6,000 Softbank Corp                                              5,746,744
                                                                     $11,721,076

WHOLESALE TRADE -CONSUMER
     47,000 Bridgestone Corp                                           1,035,648
     28,000 Fuji Photo Film                                            1,022,819
                                                                      $2,058,467

TOTAL JAPAN                --- 81.0%                                $151,259,988

MALAYSIA             --- 0.0%

CONSUMER SERVICES
      7,200 United Engineers (wts) ^*                                      5,553
                                                                          $5,553

TOTAL MALAYSIA             --- 0.0%                                       $5,553

NEW ZEALAND          --- 0.5%

COMMUNICATIONS
     18,900 Sky Network Television Ltd*                                   31,006
     91,200 Telecom Corporation of New Zealand Ltd                       427,473
                                                                        $458,479

HOLDING & INVEST. OFFICES
    152,000 Brierley Investments Ltd*                                     31,665
                                                                         $31,665

MFTG - CONSUMER PRODS.
     50,800 Lion Nathan Ltd                                              117,732
                                                                        $117,732

MFTG - INDUSTRIAL PRODS.
     90,200 Carter Holt Harvey Ltd                                       117,440
                                                                        $117,440

OIL & GAS
     18,362 Fletcher Challenge Energy                                     47,815
                                                                         $47,815

OTHER UTILITIES
     31,400 Contact Energy Limited                                        54,783
                                                                         $54,783

RETAIL TRADE
      7,400 The Warehouse Group Ltd                                       33,144
                                                                         $33,144

TOTAL NEW ZEALAND          --- 0.5%                                     $861,058

PHILIPPINES          --- 0.3%

CONSUMER SERVICES
    275,700 SM Prime Holdings                                             52,084
     50,182 San Miguel Corp                                               71,101
                                                                        $123,185

FOREIGN BANKS
     16,900 Bank of the Philippine Islands                                48,730
     17,100 Equitable PCI Bank                                            38,043
      6,128 Metropolitan Bank & Trust Co                                  44,175
                                                                        $130,948

REAL ESTATE
    353,280 Ayala Corp                                                   103,183
    180,810 Ayala Land Inc                                                47,191
                                                                        $150,374

TELEPHONE
      3,100 Philippine Long Distance                                      78,983
                                                                         $78,983

TOTAL PHILIPPINES          --- 0.3%                                     $483,490

SINGAPORE            --- 2.4%

AIR
     72,400 Singapore Airlines                                           821,591
                                                                        $821,591

COMMUNICATIONS
    176,000 Singapore Telecommunications Ltd                             363,518
                                                                        $363,518

CONSUMER SERVICES
     60,000 Singapore Technologies Engineering Ltd                        92,945
                                                                         $92,945

FINANCIAL SERVICES
     73,923 Oversea-Chinese Banking                                      679,090
     60,400 United Overseas Bank                                         533,101
                                                                      $1,212,191

FOREIGN BANKS
     65,283 DBS Group Holdings Ltd*                                    1,070,085
     56,000 Oversea Union Bank Ltd                                       327,829
                                                                      $1,397,914

MFTG - CONSUMER PRODS.
     10,145 Singapore Press Holdings Ltd                                 219,895
                                                                        $219,895

REAL ESTATE
     49,000 City Developments Ltd                                        286,851
                                                                        $286,851

TOTAL SINGAPORE            --- 2.4%                                   $4,394,905

THAILAND             --- 0.3%

COMMUNICATIONS
      4,900 Advanced Info Service Public Company Ltd*                     58,800
      5,100 BEC World Public Company Ltd                                  36,176
                                                                         $94,976

ELECTRONICS - HIGH TECH
      3,700 Shin Corp Public Company Ltd*                                 35,125
      1,400 Shinawatra Computer Co*                                       11,797
                                                                         $46,922

FOREIGN BANKS
     35,100 Bangkok Bank Public Company Ltd*                              88,920
    145,300 Krung Thai Bank Public Company Ltd*                           76,525
     30,600 Thai Farmers Bank Public Company Ltd*                         51,408
                                                                        $216,853

MFTG - INDUSTRIAL PRODS.
      1,500 Siam Cement Public Company Ltd*                               50,080
                                                                         $50,080

OIL & GAS
      7,900 PTT Explorationn & Production Public Company Ltd*             48,875
     49,700 Thai Petrochemical Industry Public Company Ltd*               23,193
                                                                         $72,068

TELEPHONE
     56,700 TelecomAsia Public Company Ltd*                               73,710
                                                                         $73,710

TOTAL THAILAND             --- 0.3%                                     $554,609

TOTAL COMMON STOCK --- 97.8%                                        $182,528,708
(Cost $134,027,370)

PREFERRED STOCK

AUSTRALIA            --- 0.2%

MFTG - CONSUMER PRODS.
     47,066 News Corp Ltd (vtg)                                          402,923
                                                                        $402,923

TOTAL AUSTRALIA            --- 0.2%                                     $402,923

TOTAL PREFERRED STOCK --- 0.2%                                          $402,923
(Cost $341,487)

SHORT-TERM INVESTMENTS

CANADA               --- 0.9%

FOREIGN BANKS
  1,739,000 Canadian Imperial Bank of Commerce                         1,739,000
                                                                      $1,739,000

TOTAL CANADA               --- 0.9%                                   $1,739,000

UNITED STATES        --- 1.1%

U.S. GOVERNMENT
  2,000,000 United States of America (1)                               2,000,867
                                                                      $2,000,867

TOTAL UNITED STATES        --- 1.1%                                   $2,000,867

TOTAL SHORT-TERM INVESTMENTS --- 2.0%                                 $3,739,867
(Cost $3,739,867)

TOTAL INDEX PACIFIC PORTFOLIO --- 100.0%                            $186,671,498
(Cost $138,108,724)


The Maxim Series Fund

Templeton International Equity Portfolio

BONDS

FRANCE               --- 0.5%

INSURANCE
    483,450 Axa SA #                                                     492,540
            Euro Convertible Notes
            2.500% January 1, 2014
                                                                        $492,540

TOTAL FRANCE               --- 0.5%                                     $492,540

TOTAL BONDS --- 0.5%                                                    $492,540
(Cost $546,879)

COMMON STOCK

ARGENTINA            --- 1.4%

OIL & GAS
    152,000 Perez Companc SA                                             778,240
                                                                        $778,240

TELEPHONE
     31,500 Nortel Inversora ADR                                         610,313
                                                                        $610,313

TOTAL ARGENTINA            --- 1.4%                                   $1,388,553

AUSTRALIA            --- 2.5%

CONSUMER SERVICES
    195,800 Mayne Nickless Ltd                                           504,788
                                                                        $504,788

FOREIGN BANKS
    145,100 Australia & New Zealand Banking Group Ltd                  1,054,752
                                                                      $1,054,752

INSURANCE
     69,600 Lend Lease Corp Ltd                                          974,333
                                                                        $974,333

TOTAL AUSTRALIA            --- 2.5%                                   $2,533,873

AUSTRIA              --- 0.4%

ELECTRIC
      2,700 EVN AG                                                       407,430
                                                                        $407,430

TOTAL AUSTRIA              --- 0.4%                                     $407,430

BERMUDA --- 0.7%

INSURANCE
     39,600 ACE Ltd                                                      660,805
                                                                        $660,805

TOTAL BERMUDA --- 0.7%                                                  $660,805

BERMUDA              --- 2.3%

INSURANCE
     79,500 Mutual Risk Management Ltd                                 1,336,554
     12,700 PartnerRe Ltd                                                411,950
     10,400 XL Capital Ltd                                               539,500
                                                                      $2,288,004

TOTAL BERMUDA              --- 2.3%                                   $2,288,004

BRAZIL               --- 4.3%

ELECTRIC
     72,900 Centrais Eletricas Brasileiras sponsored ADR                 811,012
                                                                        $811,012

FOREIGN BANKS
  6,568,000 Banco Itau                                                   566,207
                                                                        $566,207

TELEPHONE
     17,050 Telecomunicacoes Brasileiras SA sponsored ADR              2,190,925
     31,900 Telesp Participacoes SA                                      779,540
                                                                      $2,970,465

TOTAL BRAZIL               --- 4.3%                                   $4,347,684

CANADA               --- 6.3%

COMMUNICATIONS
     26,400 Nortel Networks Corp                                       2,666,400
                                                                      $2,666,400

ELECTRONICS - HIGH TECH
     41,800 Newbridge Networks Corp*                                     943,092
                                                                        $943,092

INDEPENDENT POWER PROD
     49,800 TransCanada Pipelines Ltd                                    431,393
                                                                        $431,393

MINING
     53,400 Barrick Gold Corp                                            944,486
                                                                        $944,486

OIL & GAS
     57,500 Renaissance Energy Ltd*                                      577,789
                                                                        $577,789

TRANSPORTATION
     32,200 Canadian National Railway Co                                 852,419
                                                                        $852,419

TOTAL CANADA               --- 6.3%                                   $6,415,579

CHILE                --- 0.9%

CONSUMER SERVICES
     41,700 Embotelladora Andina SA                                      609,863
                                                                        $609,863

TELEPHONE
     16,100 CIA Telecom Chile sponsored ADR                              293,825
                                                                        $293,825

TOTAL CHILE                --- 0.9%                                     $903,688

DENMARK              --- 0.7%

FINANCIAL SERVICES
      9,700 Unidanmark A/S                                               683,108
                                                                        $683,108

TOTAL DENMARK              --- 0.7%                                     $683,108

FINLAND              --- 0.9%

FINANCIAL SERVICES
    156,100 Merita PLC*                                                  917,094
                                                                        $917,094

TOTAL FINLAND              --- 0.9%                                     $917,094

FRANCE               --- 9.5%

FOREIGN BANKS
     10,538 Banque Nationale de Paris                                    971,072
                                                                        $971,072

INDUSTRIAL PRODS & SVCS
     14,500 Alcatel                                                    3,325,836
                                                                      $3,325,836

INSURANCE
      8,982 Axa                                                        1,250,567
                                                                      $1,250,567

MFTG - INDUSTRIAL PRODS.
     37,807 Aventis SA                                                 2,194,552
                                                                      $2,194,552

OIL & GAS
         10 Elf Aquitaine SA                                               1,539
     14,173 Total Fina SA Class B                                      1,889,190
                                                                      $1,890,729

TOTAL FRANCE               --- 9.5%                                   $9,632,756

GERMANY              --- 4.3%

FINANCIAL SERVICES
     14,800 Deutsche Bank AG                                           1,251,404
                                                                      $1,251,404

INDUSTRIAL PRODS & SVCS
     25,200 Veba AG                                                    1,223,195
                                                                      $1,223,195

INSURANCE
      3,248 Muenchener Rueckver AG  registered                           826,674
                                                                        $826,674

MFTG - INDUSTRIAL PRODS.
      2,120 Celanese AG*                                                  39,242
     17,900 Volkswagen AG                                              1,008,414
                                                                      $1,047,656

TOTAL GERMANY              --- 4.3%                                   $4,348,929

HONG KONG            --- 7.0%

COMMUNICATIONS
     48,400 Television Broadcasts Ltd                                    330,014
                                                                        $330,014

ELECTRIC
     88,100 Shandong Huaneng Power                                       379,887
                                                                        $379,887

ELECTRONICS - HIGH TECH
    255,700 Hong Kong Electric Holdings Ltd                              799,371
                                                                        $799,371

HOLDING & INVEST. OFFICES
     60,000 CPL Holdings Ltd                                             276,341
     75,261 HSBC Holdings PLC                                          1,055,377
    114,200 Hutchison Whampoa Ltd                                      1,660,183
    932,000 Peregrine Investments Holdings Ltd*                                1
    158,700 Yue Yuen Industrial Holdings                                 379,753
                                                                      $3,371,655

MFTG - CONSUMER PRODS.
    203,000 Guangdong Kelon Electrical Holdings Ltd                      154,085
                                                                        $154,085

REAL ESTATE
    161,000 Cheung Kong Holdings Ltd                                   2,045,381
                                                                      $2,045,381

TOTAL HONG KONG            --- 7.0%                                   $7,080,393

ISRAEL               --- 1.4%

CONSUMER SERVICES
     19,500 Teva Pharmaceutical Industries Ltd                         1,397,897
                                                                      $1,397,897

TOTAL ISRAEL               --- 1.4%                                   $1,397,897

ITALY                --- 3.3%

FOREIGN BANKS
    316,880 Banca Nazionale del Lavoro*                                1,055,166
                                                                      $1,055,166

HOLDING & INVEST. OFFICES
    284,200 Telecom Italia SpA RNC                                     1,729,726
                                                                      $1,729,726

TRANSPORTATION EQUIPMENT
     18,148 Fiat SpA                                                     517,583
                                                                        $517,583

TOTAL ITALY                --- 3.3%                                   $3,302,475

JAPAN                --- 11.7%

ELECTRONICS - HIGH TECH
     15,100 Sony Corp                                                  4,480,756
                                                                      $4,480,756

MFTG - INDUSTRIAL PRODS.
    134,000 Yamato Kogyo Co Ltd                                          604,975
                                                                        $604,975

SECURITIES & COMMODITIES
    147,000 Nomura Securities Co Ltd                                   2,656,106
                                                                      $2,656,106

TELEPHONE
        151 Nippon Telegraph & Telephone Corp                          2,587,895
                                                                      $2,587,895

WATER
     92,000 Kurita Water Industries Ltd                                1,463,206
                                                                      $1,463,206

TOTAL JAPAN                --- 11.7%                                 $11,792,938

KOREA                --- 1.3%

COMMUNICATIONS
     17,700 Korea Telecom Corp sponsored ADR                           1,323,075
                                                                      $1,323,075

TOTAL KOREA                --- 1.3%                                   $1,323,075

MEXICO               --- 2.1%

MFTG - INDUSTRIAL PRODS.
    824,600 Desc SA de CV Series B*                                      677,753
    373,610 Desc SA de CV Series C*                                      311,014
                                                                        $988,767

TELEPHONE
     10,200 Telefonos de Mexico SA sponsored ADR Class L               1,147,500
                                                                      $1,147,500

TOTAL MEXICO               --- 2.1%                                   $2,136,267

NETHERLANDS          --- 8.2%

ELECTRONICS - HIGH TECH
     17,020 Koninklijke Philips Electronics NV                         2,311,486
                                                                      $2,311,486

FOREIGN BANKS
     20,230 ING Groep NV                                               1,219,862
                                                                      $1,219,862

INDUSTRIAL PRODS & SVCS
     51,200 CNH Global NV                                                681,574
                                                                        $681,574

MFTG - CONSUMER PRODS.
     28,500 Wolters Kluwer NV*                                           963,346
                                                                        $963,346

MFTG - INDUSTRIAL PRODS.
     25,200 Akzo Nobel NV                                              1,262,490
                                                                      $1,262,490

TRANSPORTATION
     35,223 TNT Post Group NV                                          1,008,107
                                                                      $1,008,107

TRANSPORTATION EQUIPMENT
     28,300 Koninklijke Nedlloyd NV                                      791,460
                                                                        $791,460

TOTAL NETHERLANDS          --- 8.2%                                   $8,238,325

NEW ZEALAND          --- 0.6%

MFTG - CONSUMER PRODS.
     38,000 Fletcher Challenge Building                                   55,809
                                                                         $55,809

MFTG - INDUSTRIAL PRODS.
    428,800 Carter Holt Harvey Ltd                                       558,298
                                                                        $558,298

TOTAL NEW ZEALAND          --- 0.6%                                     $614,107

NORWAY               --- 0.7%

MFTG - INDUSTRIAL PRODS.
     15,900 Norsk Hydro ASA                                              663,834
                                                                        $663,834

TOTAL NORWAY               --- 0.7%                                     $663,834

PORTUGAL             --- 1.6%

COMMUNICATIONS
    143,000 Portugal Telecom SA (registered)                           1,566,614
                                                                      $1,566,614

TOTAL PORTUGAL             --- 1.6%                                   $1,566,614

SINGAPORE            --- 0.5%

MFTG - INDUSTRIAL PRODS.
     63,900 Asia Pulp & Paper*                                           503,213
                                                                        $503,213

TOTAL SINGAPORE            --- 0.5%                                     $503,213

SPAIN                --- 3.4%

ELECTRIC
     44,939 Endesa SA                                                    891,062
    102,200 Iberdrola SA                                               1,414,710
                                                                      $2,305,772

FOREIGN BANKS
      5,700 Banco Popular Espanol SA                                     371,289
                                                                        $371,289

TELEPHONE
     29,300 Telefonica SA*                                               731,000
                                                                        $731,000

TOTAL SPAIN                --- 3.4%                                   $3,408,061

SWEDEN               --- 2.6%

FOREIGN BANKS
     95,550 Svenska Handelsbanken AB                                   1,203,160
                                                                      $1,203,160

MFTG - INDUSTRIAL PRODS.
     26,693 Granges AB                                                   557,577
     35,400 Volvo AB Class B                                             916,505
                                                                      $1,474,082

TOTAL SWEDEN               --- 2.6%                                   $2,677,242

SWITZERLAND          --- 2.6%

INDUSTRIAL SERVICES
     12,922 ABB Ltd*                                                   1,580,654
                                                                      $1,580,654

MFTG - CONSUMER PRODS.
        682 Novartis AG                                                1,001,517
                                                                      $1,001,517

TOTAL SWITZERLAND          --- 2.6%                                   $2,582,171

THAILAND             --- 0.7%

FOREIGN BANKS
    405,800 Thai Farmers Bank PLC*                                       681,744
                                                                        $681,744

TOTAL THAILAND             --- 0.7%                                     $681,744

UNITED KINGDOM       --- 12.0%

AIR
    130,900 British Airways PLC                                          853,964
                                                                        $853,964

CONSUMER SERVICES
    456,200 Medeva PLC                                                 1,281,809
  1,013,600 Skyepharma PLC*                                              793,829
                                                                      $2,075,638

ELECTRIC
    109,010 National Power PLC                                           631,065
                                                                        $631,065

HOLDING & INVEST. OFFICES
    169,000 Old Mututal PLC*                                             459,839
                                                                        $459,839

INDUSTRIAL SERVICES
    306,339 Invensys PLC                                               1,667,059
                                                                      $1,667,059

INSURANCE
     96,800 Allied Zurich PLC                                          1,140,301
                                                                      $1,140,301

MFTG - CONSUMER PRODS.
    155,300 Safeway PLC                                                  531,650
                                                                        $531,650

MFTG - INDUSTRIAL PRODS.
      8,945 AstraZeneca Group PLC                                        370,932
    195,070 Nycomed Amersham PLC                                       1,214,321
    257,300 The Weir Group PLC                                           926,538
                                                                      $2,511,791

RETAIL TRADE
    181,100 Marks and Spencer PLC                                        861,968
                                                                        $861,968

TRANSPORTATION
     86,000 Peninsular & Oriental Steam Navigation Co                  1,434,556
                                                                      $1,434,556

TOTAL UNITED KINGDOM       --- 12.0%                                 $12,167,831

TOTAL COMMON STOCK --- 93.7%                                         $94,663,690
(Cost $72,845,032)

PREFERRED STOCK

AUSTRALIA            --- 2.4%

MFTG - CONSUMER PRODS.
    280,661 News Corp Ltd (vtg)                                        2,402,683
                                                                      $2,402,683

TOTAL AUSTRALIA            --- 2.4%                                   $2,402,683

TOTAL PREFERRED STOCK --- 2.4%                                        $2,402,683
(Cost $1,288,626)

SHORT-TERM INVESTMENTS

CANADA               --- 3.5%

FOREIGN BANKS
  3,487,000 Canadian Imperial Bank of Commerce                         3,487,000
                                                                      $3,487,000

TOTAL CANADA               --- 3.5%                                   $3,487,000

TOTAL SHORT-TERM INVESTMENTS --- 3.5%                                 $3,487,000
(Cost $3,487,000)

TOTAL TEMPLETON INTERNATIONAL EQUITY PORTFOLIO --- 100.0%           $101,045,913
(Cost $78,167,537)


The Maxim Series Fund

Ariel MidCap Value Portfolio

COMMON STOCK

CONSUMER SERVICES --- 5.4%
     13,400 Allergan Inc                                                 666,650
     28,500 Carnival Corp                                              1,362,642
     52,000 Galileo International Inc                                  1,556,724
                                                                      $3,586,016

CREDIT INSTITUTIONS --- 3.6%
     89,000 MBNA Corp                                                  2,425,250
                                                                      $2,425,250

ELECTRONICS - HIGH TECH --- 3.8%
    125,700 International Game Technology                              2,553,218
                                                                      $2,553,218

INDUSTRIAL SERVICES --- 5.1%
     98,700 Equifax Inc                                                2,325,569
     20,500 Pitney Bowes Inc                                             990,396
      3,700 Sungard Data System Inc*                                      87,875
                                                                      $3,403,840

INSURANCE --- 8.8%
     16,300 Arthur J Gallagher & Co                                    1,055,425
     58,700 MBIA Inc                                                   3,100,064
     32,600 XL Capital Ltd                                             1,691,125
                                                                      $5,846,614

MFTG - CONSUMER PRODS. --- 38.4%
     71,600 Central Newspapers Inc                                     2,819,250
     43,150 Clorox Co                                                  2,173,681
     60,000 Harte-Hanks Inc                                            1,305,000
    128,800 Hasbro Inc                                                 2,455,186
    112,500 Herman Miller Inc                                          2,587,500
     65,600 Houghton Mifflin Co                                        2,767,467
     97,300 Lee Enterprises Inc                                        3,107,470
    109,000 Leggett & Platt Inc                                        2,336,633
     19,500 McClatchy Newspapers Inc Class A                             843,375
     84,700 McCormick & Company Inc (nonvtg)                           2,519,825
    202,300 Whitman Corp                                               2,718,305
                                                                     $25,633,692

MFTG - INDUSTRIAL PRODS. --- 7.8%
     68,950 Hussmann International Inc                                 1,038,525
     25,800 Libbey Inc                                                   741,750
     86,000 Shorewood Packaging Corp*                                  1,628,582
     45,800 Specialty Equipment Companies Inc*                         1,096,315
     20,350 WH Brady Co Class A                                          690,618
                                                                      $5,195,790

REAL ESTATE --- 4.2%
    132,000 The Rouse Co                                               2,805,000
                                                                      $2,805,000

RETAIL TRADE --- 7.1%
     75,200 Bob Evans Farms Inc                                        1,160,862
     74,500 Longs Drug Stores Corp                                     1,922,994
     58,000 Newell Rubbermaid Inc                                      1,682,000
                                                                      $4,765,856

SECURITIES & COMMODITIES --- 4.3%
     66,400 Franklin Resources Inc                                     2,128,917
     20,000 T Rowe Price & Associates Inc                                738,740
                                                                      $2,867,657

TELEPHONE --- 4.5%
     62,800 CenturyTel Inc                                             2,975,150
                                                                      $2,975,150

WHOLESALE TRADE - INDL --- 4.3%
    115,800 Sybron International Corp*                                 2,858,755
                                                                      $2,858,755

WHOLESALE TRADE -CONSUMER --- 2.6%
     24,100 Avery Dennison Corp                                        1,756,288
                                                                      $1,756,288

TOTAL COMMON STOCK --- 100.0%                                        $66,673,126
(Cost $70,029,119)

TOTAL ARIEL MIDCAP VALUE PORTFOLIO --- 100.0%                        $66,673,126
(Cost $70,029,119)


The Maxim Series Fund

Ariel Small-Cap Value Portfolio

COMMON STOCK

CONSUMER SERVICES --- 3.3%
     30,700 Wesley Jessen VisionCare*                                  1,162,763
                                                                      $1,162,763

ELECTRONICS - HIGH TECH --- 7.7%
     81,300 International Game Technology                              1,651,366
     43,700 Littelfuse Inc*                                            1,060,381
                                                                      $2,711,747

INDUSTRIAL SERVICES --- 2.7%
      2,345 Grey Advertising Inc                                         938,000
                                                                        $938,000

INSURANCE --- 11.7%
      7,800 Arthur J Gallagher & Co                                      505,050
     67,300 HCC Insurance Holdings Inc                                   887,485
     54,800 Horace Mann Educators Corp                                 1,075,450
     31,500 MBIA Inc                                                   1,663,578
                                                                      $4,131,563

MFTG - CONSUMER PRODS. --- 29.3%
     43,800 Central Newspapers Inc                                     1,724,625
     72,050 Hasbro Inc                                                 1,373,417
     60,100 Herman Miller Inc                                          1,382,300
    113,450 Interface Inc Class A                                        652,338
     58,200 Lee Enterprises Inc                                        1,858,733
     45,500 Leggett & Platt Inc                                          975,384
     42,200 McCormick & Company Inc (nonvtg)                           1,255,450
     83,600 Whitman Corp                                               1,123,333
                                                                     $10,345,580

MFTG - INDUSTRIAL PRODS. --- 28.8%
     30,800 Day Runner Inc*                                              120,305
     37,386 General Binding Corp                                         439,286
     25,200 Graco Inc                                                    904,050
     23,100 Hunt Corp                                                    219,450
     75,500 Hussmann International Inc                                 1,137,181
     43,700 IDEX Corp                                                  1,327,388
     39,800 Libbey Inc                                                 1,144,250
     73,500 Shorewood Packaging Corp*                                  1,391,870
     65,300 Specialty Equipment Companies Inc*                         1,563,086
     57,100 WH Brady Co Class A                                        1,937,799
                                                                     $10,184,665

REAL ESTATE --- 4.5%
     74,300 The Rouse Co                                               1,578,875
                                                                      $1,578,875

RETAIL TRADE --- 6.6%
     82,400 Bob Evans Farms Inc                                        1,272,009
     41,600 Longs Drug Stores Corp                                     1,073,779
                                                                      $2,345,788

WHOLESALE TRADE -CONSUMER --- 2.8%
     43,500 Department 56 Inc*                                           984,188
                                                                        $984,188

TOTAL COMMON STOCK --- 97.3%                                         $34,383,169
(Cost $35,931,480)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 2.7%
    952,000 Canadian Imperial Bank of Commerce                           952,000
                                                                        $952,000

TOTAL SHORT-TERM INVESTMENTS --- 2.7%                                   $952,000
(Cost $952,000)

TOTAL ARIEL SMALL-CAP VALUE PORTFOLIO --- 100.0%                     $35,335,169
(Cost $36,883,480)


The Maxim Series Fund

Bond Index Portfolio

BONDS

AGENCY --- 40.1%
    600,000 Fannie Mae                                                   557,064
            Notes
            4.750% November 14, 2003
  1,911,960 Fannie Mae                                                 1,868,674
            Pool #313567
            6.500% November 1, 2009
  4,835,873 Fannie Mae                                                 4,556,262
            Pool #489505
            6.500% July 1, 2029
  2,914,621 Fannie Mae                                                 2,880,899
            Pool #510483
            7.000% August 1, 2014
  1,086,007 Fannie Mae                                                 1,050,027
            Pool #504712
            7.000% July 1, 2029
    600,000 Fannie Mae                                                   587,622
            7.550% March 27, 2007
    600,000 Fannie Mae                                                   594,468
            5.625% March 15, 2001
    600,000 Fannie Mae                                                   553,782
            5.750% February 15, 2008
    600,000 Fannie Mae                                                   561,750
            6.000% May 15, 2008
    433,066 Fannie Mae                                                   440,034
            Pool #323102
            8.000% December 1, 2012
  1,988,088 Fannie Mae                                                 2,013,337
            Pool #124562
            8.000% November 1, 2022
  2,474,176 Fannie Mae                                                 2,357,420
            Pool #214037
            6.500% December 1, 2023
    513,856 Fannie Mae                                                   508,553
            Pool #124654
            7.000% December 1, 2007
  1,019,395 Fannie Mae                                                   945,488
            Pool #486700
            5.500% March 1, 2014
    600,000 Fannie Mae                                                   601,122
            8.500% February 1, 2005
    600,000 Fannie Mae                                                   582,750
            Notes
            5.750% April 15, 2003
  1,957,648 Fannie Mae                                                 1,903,813
            Pool #252771
            7.000% June 1, 2022
  3,458,010 Fannie Mae                                                 3,424,502
            Pool #323688
            7.500% March 1, 2029
    600,000 Federal Home Loan Bank                                       589,782
            4.875% January 26, 2001
    600,000 Federal Home Loan Bank                                       567,936
            Notes
            5.125% September 15, 2003
    500,000 Federal Home Loan Bank                                       483,750
            4.875% January 22, 2002
  1,000,000 Freddie Mac                                                  948,440
            Global Notes
            5.950% January 19, 2006
  2,185,011 Freddie Mac                                                2,060,050
            Pool #C29179
            6.500% July 1, 2029
    549,615 Freddie Mac                                                  525,569
            Pool #E63038
            6.000% February 1, 2011
  3,476,800 Freddie Mac                                                3,277,961
            Pool #C25252
            6.500% April 1, 2029
    496,542 Freddie Mac                                                  454,490
            Pool #C26896
            6.000% April 1, 2029
    600,000 Freddie Mac                                                  525,750
            5.125% October 15, 2008
  1,000,000 Freddie Mac                                                  978,590
            Global Notes
            6.700% January 5, 2007
  2,565,770 Freddie Mac                                                2,346,858
            Pool #323821
            6.000% July 1, 2029
    205,782 Freddie Mac                                                  209,093
            Pool #323265
            8.000% June 1, 2012
    955,219 Freddie Mac                                                  913,428
            Pool #E20199
            6.000% September 1, 2010
    119,495 Ginnie Mae                                                   121,291
            Pool #316037
            8.000% December 15, 2006
  1,967,838 Ginnie Mae                                                 1,846,678
            Pool #490201
            6.500% June 15, 2029
    784,228 Ginnie Mae                                                   776,629
            Pool #413320
            7.500% September 15, 2025
  1,993,184 Ginnie Mae                                                 1,975,046
            Pool #513364
            7.500% August 15, 2029
    708,328 Ginnie Mae                                                   747,279
            Pool #780398
            9.000% April 15, 2021
    674,119 Ginnie Mae                                                   667,586
            Pool #408165
            7.500% December 15, 2025
     74,296 Ginnie Mae                                                    75,413
            Pool #321871
            8.000% March 15, 2007
    418,150 Ginnie Mae                                                   414,098
            Pool #340847
            7.500% November 15, 2025
    591,313 Ginnie Mae                                                   623,463
            Pool #192881
            9.000% January 15, 2017
    125,253 Ginnie Mae                                                   127,405
            Pool #323073
            8.000% April 15, 2007
    194,232 Ginnie Mae                                                   197,569
            Pool #323133
            8.000% June 15, 2007
    254,450 Ginnie Mae                                                   247,453
            Pool #344196
            7.000% January 15, 2023
     63,487 Ginnie Mae                                                    64,441
            Pool #312963
            8.000% August 15, 2006
  1,394,383 Ginnie Mae                                                 1,356,038
            Pool #780189
            7.000% July 15, 2025
     94,174 Ginnie Mae                                                    95,590
            Pool #312989
            8.000% January 15, 2007
  1,498,915 Ginnie Mae                                                 1,485,275
            Pool #502858
            7.500% November 15, 2029
    100,382 Ginnie Mae                                                    97,621
            Pool #345300
            7.000% March 15, 2023
    475,732 Ginnie Mae                                                   462,649
            Pool #343591
            7.000% February 15, 2023
  1,500,000 Ginnie Mae II                                              1,477,500
            Pool #002853
            7.500% December 20, 2029
                                                                     $52,728,288

AIR --- 1.1%
  1,400,000 United Air Lines Inc                                       1,439,354
            Debentures
            9.125% January 15, 2012
                                                                      $1,439,354

CANADIAN - PROVINCIAL --- 1.0%
  1,300,000 Ontario Province                                           1,328,444
            Global Notes
            7.625% June 22, 2004
                                                                      $1,328,444

COMMERCIAL MORTGAGE BACKED --- 1.5%
    976,451 Commercial Mortgage Acceptance Corp                          956,736
            Series 1999-C1 Class A1
            6.790% August 15, 2008
  1,000,000 DLJ Commercial Mortgage Corp                                 987,240
            Series 1999-CG3 Class A1B
            7.340% September 10, 2009
                                                                      $1,943,976

COMMUNICATIONS --- 0.9%
  1,300,000 News America Inc                                           1,208,844
            Senior Notes
            6.625% January 9, 2008
                                                                      $1,208,844

CREDIT INSTITUTIONS --- 3.1%
  1,300,000 General Electric Capital Corp                              1,301,521
            Notes
            6.660% May 1, 2000
  1,400,000 General Motors Acceptance Corp                             1,466,122
            Notes
            9.625% December 15, 2001
  1,300,000 Wells Fargo & Co                                           1,266,746
            Subordinated Notes
            6.875% April 1, 2006
                                                                      $4,034,389

ELECTRIC --- 2.5%
  1,000,000 Empresa Nacional de Electricidad SA                          944,870
            Yankee Notes
            7.750% July 15, 2008
  1,300,000 Niagara Mohawk Power Corp                                  1,321,008
            1st Mortgage
            7.875% April 1, 2024
  1,000,000 Tokyo Electric Power Co                                      983,700
            Eurodollar Notes
            7.000% February 13, 2007
                                                                      $3,249,578

FOREIGN BANKS --- 3.4%
  1,300,000 Abbey National PLC                                         1,248,715
            Global Notes
            6.690% October 17, 2005
  1,300,000 African Development Bank                                   1,192,386
            Subordinated Notes
            6.875% October 15, 2015
  1,000,000 Export-Import Bank of Korea                                  920,110
            Global Notes
            6.375% February 15, 2006
  1,200,000 National Australia Bank                                    1,126,764
            Subordinated Notes
            6.600% December 10, 2007
                                                                      $4,487,975

GAS --- 0.9%
  1,300,000 KN Energy Inc                                              1,219,166
            Senior Notes
            6.800% March 1, 2008
                                                                      $1,219,166

INSURANCE --- 0.8%
  1,200,000 Hartford Financial Services Group Inc                      1,103,760
            Senior Notes
            6.375% November 1, 2008
                                                                      $1,103,760

MFTG - CONSUMER PRODS. --- 1.2%
  1,500,000 Archer-Daniels-Midland Co                                  1,620,480
            Debentures
            8.875% April 15, 2011
                                                                      $1,620,480

MFTG - INDUSTRIAL PRODS. --- 1.9%
  1,300,000 Union Camp Corp                                            1,205,282
            Notes
            6.500% November 15, 2007
  1,300,000 Xerox Corp                                                 1,247,532
            Medium Term Notes
            6.250% November 15, 2026
                                                                      $2,452,814

RETAIL TRADE --- 1.0%
  1,300,000 Wal-Mart Stores Inc                                        1,325,727
            Notes
            7.500% May 15, 2004
                                                                      $1,325,727

SECURITIES & COMMODITIES --- 0.9%
  1,200,000 Dean Witter Discover & Co                                  1,187,976
            Notes
            6.875% March 1, 2003
                                                                      $1,187,976

TELEPHONE --- 0.8%
  1,200,000 Bellsouth Telecommunications                               1,057,608
            Debentures
            6.750% October 15, 2033
                                                                      $1,057,608

TRANSPORTATION EQUIPMENT --- 1.9%
  1,200,000 Ford Motor Co                                              1,041,024
            Bonds
            6.625% October 1, 2028
  1,400,000 Northrop Grumman Corp                                      1,446,522
            Notes
            8.625% October 15, 2004
                                                                      $2,487,546

U.S. GOVERNMENT --- 35.0%
  7,300,000 United States of America                                   8,973,306
            Treasury Notes
            9.000% November 15, 2018
  3,700,000 United States of America                                   3,607,500
            Treasury Notes
            6.125% August 15, 2007
  4,400,000 United States of America                                   4,420,636
            Treasury Bonds
            6.750% August 15, 2026
  1,100,000 United States of America                                   1,067,858
            Treasury Notes
            5.875% November 15, 2005
  5,900,000 United States of America                                   5,900,944
            Treasury Notes
            6.250% October 31, 2001
  5,300,000 United States of America                                   5,301,643
            Treasury Notes
            6.500% May 15, 2005
 17,100,000 United States of America                                  16,784,676
            Treasury Notes
            5.625% December 31, 2002
                                                                     $46,056,563

WHOLESALE TRADE -CONSUMER --- 1.1%
  1,500,000 SUPERVALU Inc #                                            1,487,595
            Notes
            7.625% September 15, 2004
                                                                      $1,487,595

TOTAL BONDS --- 99.1%                                               $130,420,083
(Cost $133,275,052)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 0.9%
  1,158,000 Canadian Imperial Bank of Commerce                         1,158,000
                                                                      $1,158,000

TOTAL SHORT-TERM INVESTMENTS --- 0.9%                                 $1,158,000
(Cost $1,158,000)

TOTAL BOND INDEX PORTFOLIO --- 100.0%                               $131,578,083
(Cost $134,433,052)


The Maxim Series Fund

Bond Portfolio

BONDS

AGENCY --- 7.0%
  5,500,000 Fannie Mae                                                 4,851,165
            Notes
            5.250% January 15, 2009
                                                                      $4,851,165

AIR --- 4.0%
  2,819,839 American Trans Air                                         2,789,385
            Series 1996-1 Class 1C
            7.820% March 26, 2004
                                                                      $2,789,385

CANADIAN - PROVINCIAL --- 4.3%
  3,000,000 Manitoba                                                   2,987,160
            Debentures
            6.750% March 1, 2003
                                                                      $2,987,160

COMMUNICATIONS --- 6.3%
  1,500,000 Cable & Wireless Communications PLC                        1,481,835
            Notes
            6.375% March 6, 2003
  3,000,000 News America Inc                                           2,865,210
            Company Guaranteed Notes
            6.703% May 21, 2004
                                                                      $4,347,045

CREDIT INSTITUTIONS --- 14.5%
  3,000,000 Associates Corporation of North America                    2,917,200
            Medium Term Senior Notes
            7.240% August 15, 2006
  3,000,000 Countrywide Funding Corp                                   2,912,610
            Medium Term Notes
            6.280% January 15, 2003
  3,000,000 Credit Suisse First Boston #                               2,733,300
            Medium Term Subordinated Notes
            6.500% May 1, 2008
  1,500,000 Greenpoint Bank                                            1,464,420
            Medium Term Senior Bank Notes
            6.700% July 15, 2002
                                                                     $10,027,530

ENVIRONMENTAL SERVICES --- 1.7%
  1,210,000 WMX Technologies Inc                                       1,199,884
            Notes
            6.650% May 15, 2005
                                                                      $1,199,884

FOREIGN BANKS --- 4.2%
  3,000,000 Takefuji Corp #                                            2,889,000
            Notes
            7.300% November 1, 2004
                                                                      $2,889,000

GAS --- 5.5%
  3,000,000 Columbia Energy Group                                      2,925,060
            Debentures
            6.610% November 28, 2002
  1,000,000 Consolidated Natural Gas Co                                  914,700
            Debentures
            6.625% December 1, 2013
                                                                      $3,839,760

HIGHWAYS --- 2.8%
  3,000,000 Zhuhai Highway Company Ltd #                               1,935,000
            Senior Notes
            9.125% July 1, 2006
                                                                      $1,935,000

OIL & GAS --- 4.2%
  3,000,000 Occidental Petroleum Corp                                  2,874,000
            Senior Notes
            6.400% April 1, 2003
                                                                      $2,874,000

OTHER ASSET-BACKED --- 5.8%
  3,000,000 Delta Funding Home Equity Loan Trust                       2,929,336
            Series 1999-2 Class A5F
            7.070% November 15, 2027
  1,095,609 Green Tree Consumer Trust                                  1,072,071
            Subordinated Bonds
            8.410% May 15, 2029
                                                                      $4,001,407

REAL ESTATE --- 4.1%
  3,000,000 Highwoods Properties Inc                                   2,820,030
            Notes
            6.750% December 1, 2003
                                                                      $2,820,030

RETAIL TRADE --- 6.9%
  2,000,000 General Motors Acceptance Corp                             1,904,320
            Global Notes
            5.750% November 10, 2003
  3,000,000 ShopKo Stores Inc                                          2,855,010
            Senior Notes
            6.500% August 15, 2003
                                                                      $4,759,330

SECURITIES & COMMODITIES --- 4.3%
  1,000,000 Lehman Brothers Inc                                          990,080
            Senior Subordinated Notes
            7.360% December 15, 2003
  2,000,000 World Financial Network Credit Card Master Trust           1,985,200
            Series 1996-B Class A
            6.950% April 15, 2006
                                                                      $2,975,280

TELEPHONE --- 4.3%
  3,000,000 MCI Communications Corp                                    2,951,340
            Notes
            6.125% April 15, 2002
                                                                      $2,951,340

TRANSPORTATION --- 4.2%
  3,000,000 National Rail Corp #                                       2,937,600
            Debentures
            7.470% August 8, 2010
                                                                      $2,937,600

TRANSPORTATION EQUIPMENT --- 2.7%
  2,000,000 Dana Corp                                                  1,902,140
            Notes
            6.250% March 1, 2004
                                                                      $1,902,140

U.S. GOVERNMENT --- 12.2%
  9,000,000 United States of America                                   8,465,580
            Treasury Notes
            5.625% May 15, 2008
                                                                      $8,465,580

TOTAL BONDS --- 99.1%                                                $68,552,636
(Cost $72,459,408)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 0.9%
    649,000 Canadian Imperial Bank of Commerce                           649,000
                                                                        $649,000

TOTAL SHORT-TERM INVESTMENTS --- 0.9%                                   $649,000
(Cost $649,000)

TOTAL BOND PORTFOLIO --- 100.0%                                      $69,201,636
(Cost $73,108,408)


The Maxim Series Fund

Founders Growth & Income Portfolio

COMMON STOCK

AGENCY --- 0.9%
     20,975 Fannie Mae                                                 1,309,616
                                                                      $1,309,616

COMMUNICATIONS --- 15.9%
     45,050 AMFM Inc*                                                  3,525,163
     43,750 AT&T Corp*                                                 2,482,813
      8,900 CBS Corp*                                                    569,039
     27,100 Comcast Corp Class A                                       1,370,230
      7,569 Cox Communications Inc*                                      389,804
     15,850 Gannett Company Inc                                        1,292,758
      9,525 Lucent Technologies Inc                                      712,584
     26,625 MediaOne Group Inc                                         2,045,120
      4,575 Nextel Communications Inc*                                   471,797
      9,750 Nokia OYJ                                                  1,852,500
     17,575 Nortel Networks Corp                                       1,775,075
      4,225 OmniPoint Corp*                                              509,641
     36,850 Time Warner Inc                                            2,669,303
     42,675 Viacom Inc Class B*                                        2,579,149
      9,935 Vodafone AirTouch PLC*                                       491,783
      4,825 VoiceStream Wireless Corp*                                   686,655
                                                                     $23,423,414

CONSUMER SERVICES --- 6.4%
     10,675 Amgen Inc*                                                   641,162
      9,825 Baxter International Inc                                     617,128
     29,800 Bristol-Myers Squibb Co                                    1,912,773
      6,525 Carnival Corp                                                311,973
     31,875 Cendant Corp*                                                846,664
     12,400 DeVry Inc*                                                   230,950
      7,275 Genetch Inc*                                                 978,488
     52,575 IMS Health Inc                                             1,429,357
     11,600 Johnson & Johnson                                          1,080,250
     19,125 Merck & Co Inc                                             1,282,561
                                                                      $9,331,306

CREDIT INSTITUTIONS --- 1.1%
      3,175 American Express Co                                          527,844
     11,875 Associates First Capital Corp                                325,814
     10,975 SunTrust Banks Inc                                           755,212
                                                                      $1,608,870

ELECTRIC --- 2.0%
     33,525 Duke Energy Corp                                           1,680,441
     11,650 Edison International                                         305,079
     11,000 Montana Power Co                                             396,682
     24,125 Southern Co                                                  566,938
                                                                      $2,949,140

ELECTRONICS - HIGH TECH --- 19.3%
     21,075 Apple Computer Inc*                                        2,166,763
     55,175 Cisco Systems Inc*                                         5,910,622
      6,025 Comverse Technology Inc*                                     872,119
     13,975 EMC Corp*                                                  1,526,769
      8,925 EchoStar Communications Corp Class A*                        870,188
     40,375 General Electric Co                                        6,248,031
      7,800 Hewlett-Packard Co                                           888,709
     14,400 Infonet Services Corp*                                       378,000
     27,975 Intel Corp                                                 2,302,678
      6,400 International Business Machines Corp                         691,200
      5,100 Linear Technology Corp                                       364,966
      5,900 Motorola Inc                                                 868,775
      4,800 Solectron Corp*                                              456,600
     24,725 Sun Microsystems Inc*                                      1,914,630
      5,825 Tellabs Inc*                                                 373,889
     11,350 Texas Instruments Inc                                      1,099,531
      3,325 Yahoo! Inc*                                                1,438,684
                                                                     $28,372,154

HOLDING & INVEST. OFFICES --- 6.4%
     24,075 Bank of America Corp                                       1,208,252
        360 Berkshire Hathaway Inc*                                      658,800
     12,375 Chase Manhattan Corp                                         961,377
     49,912 Citigroup Inc                                              2,773,211
     19,250 Fifth Third Bancorp                                        1,412,469
     14,675 Northern Trust Corp                                          777,775
     40,475 Wells Fargo Co                                             1,636,688
                                                                      $9,428,572

INDUSTRIAL PRODS & SVCS --- 0.9%
     15,200 General Instrument Corp*                                   1,292,000
                                                                      $1,292,000

INDUSTRIAL SERVICES --- 10.5%
     18,625 America Online Inc*                                        1,405,014
     34,950 Automatic Data Processing Inc                              1,882,931
     11,450 BMC Software Inc*                                            915,279
      6,000 Cintas Corp                                                  318,750
      5,500 Computer Sciences Corp*                                      520,438
      5,325 Electronic Data Systems Corp                                 356,440
     11,750 Fiserv Inc*                                                  450,166
      8,575 Interpublic Group of Companies Inc                           494,666
     60,600 Microsoft Corp*                                            7,075,040
     18,575 Oracle Systems Corp*                                       2,081,552
                                                                     $15,500,276

INSURANCE --- 2.1%
     15,675 American International Group Inc                           1,694,859
     14,200 Marsh & McLennan Companies Inc                             1,358,755
                                                                      $3,053,614

MFTG - CONSUMER PRODS. --- 4.3%
     22,500 Coca-Cola Co                                               1,310,625
     13,225 Colgate-Palmolive Co                                         859,625
     45,750 Dial Corp                                                  1,112,274
     13,000 Gillette Co                                                  535,431
      9,525 PepsiCo Inc                                                  335,756
     14,050 Procter & Gamble Co                                        1,539,346
     14,800 Seagram Company Ltd                                          665,068
                                                                      $6,358,125

MFTG - INDUSTRIAL PRODS. --- 6.4%
     15,450 Abbott Laboratories                                          561,020
     17,100 American Home Products Corp                                  674,373
     12,675 Danaher Corp                                                 611,569
      8,675 Deere & Co                                                   376,278
     14,775 EI du Pont de Nemours & Co                                   973,303
     15,075 Great Lakes Chemical Corp                                    575,669
     10,700 Honeywell International Inc                                  617,251
      6,650 PE Corp-PE Biosystems Group                                  800,075
     19,750 Pfizer Inc                                                   640,631
     12,400 Pharmacia & Upjohn Inc                                       558,000
     41,525 Tyco International Ltd                                     1,614,284
     17,225 Warner-Lambert Co                                          1,411,365
                                                                      $9,413,818

OIL & GAS --- 6.9%
     13,625 Chevron Corp                                               1,180,266
     37,825 Conoco Inc                                                   936,169
     36,725 Enron Corp                                                 1,629,672
     45,929 Exxon Mobil Corp                                           3,700,132
     25,750 Royal Dutch Petroleum Co ADR                               1,556,253
     21,700 Texaco Inc                                                 1,178,570
                                                                     $10,181,062

RETAIL TRADE --- 4.0%
     27,375 Home Depot Inc                                             1,876,885
     16,443 Intimate Brands Inc                                          709,104
      5,500 Kohl's Corp*                                                 397,029
     16,725 McDonald's Corp                                              674,218
      5,025 Tandy Corp                                                   247,165
     28,625 Wal-Mart Stores Inc                                        1,978,703
                                                                      $5,883,104

SECURITIES & COMMODITIES --- 1.6%
     11,325 Charles Schwab Corp                                          434,597
     12,100 Merrill Lynch & Co Inc                                     1,010,350
      6,250 Morgan Stanley Dean Witter & Co                              892,188
                                                                      $2,337,135

TELEPHONE --- 5.4%
     16,200 ALLTEL Corp                                                1,339,529
     20,000 BellSouth Corp                                               936,240
     27,600 GTE Corp                                                   1,947,511
     33,713 MCI WorldCom Inc*                                          1,788,853
     28,950 SBC Communications Inc                                     1,411,313
      7,050 Sprint Corp                                                  474,550
                                                                      $7,897,996

TRANSPORTATION --- 0.4%
      7,875 United Parcel Service Inc*                                   543,375
                                                                        $543,375

TRANSPORTATION EQUIPMENT --- 1.9%
     21,975 General Motors Corp Class H*                               2,109,600
     10,000 United Technologies Corp                                     650,000
                                                                      $2,759,600

WHOLESALE TRADE -CONSUMER --- 0.8%
     12,800 Costco Wholesale Corp*                                     1,168,000
                                                                      $1,168,000

TOTAL COMMON STOCK --- 97.2%                                        $142,811,177
(Cost $117,254,911)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 2.8%
  4,129,000 Canadian Imperial Bank of Commerce                         4,129,000
                                                                      $4,129,000

TOTAL SHORT-TERM INVESTMENTS --- 2.8%                                 $4,129,000
(Cost $4,129,000)

TOTAL FOUNDERS GROWTH & INCOME PORTFOLIO --- 100.0%                 $146,940,177
(Cost $121,383,911)

The Maxim Series Fund

Global Bond Portfolio

BONDS

FOREIGN BANKS --- 14.7%
139,000,000 DSL Bank AG                                                1,336,025
            Senior Unsubordinated Notes
            1.750% October 7, 2009
  4,000,000 European Investment Bank                                   3,566,270
            Senior Unsubordinated Notes
            4.000% April 15, 2009
  4,450,000 Rheinische Hypothekenbank AG                               4,073,797
            Jumbo Pfandbrief
            4.250% September 24, 2008
  4,490,000 Wuerttembergische Hypothekenbank AG                        4,087,379
            Jumbo Pfandbrief
            4.250% October 2, 2008
                                                                     $13,063,471

FOREIGN GOVERNMENTS --- 75.1%
 15,407,000 Australian Government                                     10,507,307
            Bonds
            7.500% September 15, 2009
  3,720,000 Federal Republic of Germany                                3,596,744
            Bonds
            4.750% July 4, 2008
  4,100,000 Government of Belgium                                      3,595,414
            Bonds
            3.750% March 28, 2009
  8,650,000 Government of France                                       8,258,538
            Notes
            3.500% July 12, 2004
    941,000 Government of France                                         952,326
            Debentures
            6.000% October 25, 2025
  1,260,000 Government of France                                       1,257,420
            Bonds
            5.250% April 25, 2008
461,500,000 Government of Japan                                        3,964,611
            Bonds
            1.500% March 20, 2019
 13,840,000 Government of New Zealand                                  6,424,456
            Bonds
            6.000% November 15, 2011
  3,970,000 Government of Spain                                        3,885,436
            Bonds
            5.150% July 30, 2009
  3,135,000 Government of the Netherlands                              3,297,308
            Bonds
            6.000% January 15, 2006
  2,055,000 Government of the Netherlands                              2,135,552
            Bonds
            5.750% January 15, 2004
 33,900,000 Kingdom of Sweden                                          4,197,257
            Bonds
            4.000% December 1, 2008
  7,400,000 Netherlands Government                                     7,381,123
            Bonds
            5.250% July 15, 2008
    869,000 New Zealand Government                                       442,441
            Bonds
            7.000% July 15, 2009
  3,600,000 Republic of Austria                                        3,534,682
            Bonds
            5.000% January 15, 2008
  4,170,000 United Mexican States                                      3,273,450
            Bonds
            6.250% December 31, 2019
                                                                     $66,704,065

U.S. GOVERNMENT --- 4.8%
  4,300,000 United States of America                                   4,262,618
            Bonds
            3.875% January 15, 2009
                                                                      $4,262,618

TOTAL BONDS --- 94.6%                                                $84,030,154
(Cost $86,711,802)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 5.4%
  4,770,000 Canadian Imperial Bank of Commerce                         4,770,000
                                                                      $4,770,000

TOTAL SHORT-TERM INVESTMENTS --- 5.4%                                 $4,770,000
(Cost $4,770,000)

TOTAL GLOBAL BOND PORTFOLIO --- 100.0%                               $88,800,154
(Cost $91,481,802)


The Maxim Series Fund

Growth Index Portfolio

COMMON STOCK

AIR --- 0.0%
      5,100 US Air Group Inc*                                            163,516
                                                                        $163,516

COMMUNICATIONS --- 9.8%
     56,200 Comcast Corp Class A                                       2,841,584
    234,150 Lucent Technologies Inc                                   17,517,230
     27,200 Nextel Communications Inc*                                 2,805,000
     99,900 Nortel Networks Corp                                      10,089,900
     49,600 QUALCOMM Inc*                                              8,735,800
     96,150 Time Warner Inc                                            6,964,818
                                                                     $48,954,332

CONSUMER SERVICES --- 9.1%
      9,400 Allergan Inc                                                 467,650
     76,400 Amgen Inc*                                                 4,588,737
    148,300 Bristol-Myers Squibb Co                                    9,518,932
     81,500 Eli Lilly & Co                                             5,419,750
     26,300 Hilton Hotels Corp                                           253,138
     22,300 IMS Health Inc                                               606,270
    103,976 Johnson & Johnson                                          9,682,765
     89,416 Medtronic Inc                                              3,258,051
    174,700 Merck & Co Inc                                            11,715,731
                                                                     $45,511,024

CREDIT INSTITUTIONS --- 0.3%
     60,000 MBNA Corp                                                  1,635,000
                                                                      $1,635,000

ELECTRONICS - HIGH TECH --- 31.1%
      8,700 Adobe Systems Inc                                            585,075
     28,300 Applied Materials Inc*                                     3,585,242
    244,500 Cisco Systems Inc*                                        26,192,063
      6,700 Citrix Systems Inc*                                          824,100
      5,400 Comverse Technology Inc*                                     781,650
    189,900 Dell Computer Corp*                                        9,684,900
     76,100 EMC Corp*                                                  8,313,925
     23,740 Gateway Inc*                                               1,710,752
    245,300 General Electric Co                                       37,960,175
    249,700 Intel Corp                                                20,553,306
    134,800 International Business Machines Corp                      14,558,400
      9,600 Lexmark International Group Inc Class A*                     868,800
      6,200 Maytag Corp                                                  297,600
     11,200 Network Appliance Inc*                                       930,294
     21,900 Solectron Corp*                                            2,083,238
    116,800 Sun Microsystems Inc*                                      9,044,642
     30,100 Tellabs Inc*                                               1,932,029
     60,000 Texas Instruments Inc                                      5,812,500
     24,000 Xilinx Inc*                                                1,091,232
     19,700 Yahoo! Inc*                                                8,523,934
                                                                    $155,333,857

HOLDING & INVEST. OFFICES --- 0.1%
     11,500 SLM Holding Corp                                             485,875
                                                                        $485,875

INDUSTRIAL SERVICES --- 16.7%
    167,124 America Online Inc*                                       12,607,333
     46,800 Automatic Data Processing Inc                              2,521,350
     18,200 BMC Software Inc*                                          1,454,853
     40,325 Computer Associates International Inc                      2,820,210
     26,800 Compuware Corp*                                              998,300
     11,500 Dun & Bradstreet Corp                                        339,250
     10,200 Equifax Inc                                                  240,332
     21,000 Interpublic Group of Companies Inc                         1,211,427
    385,700 Microsoft Corp*                                           45,030,470
     13,300 Omnicom Group Inc                                          1,330,000
    106,425 Oracle Systems Corp*                                      11,926,198
     19,400 Parametric Technology Corp*                                  525,003
     18,507 Paychex Inc                                                  740,280
     20,100 PeopleSoft Inc*                                              428,371
     19,900 Pitney Bowes Inc                                             961,409
                                                                     $83,134,786

INSURANCE --- 0.2%
     10,650 Providian Financial Corp                                     969,810
                                                                        $969,810

MFTG - CONSUMER PRODS. --- 9.3%
     34,800 Anheuser-Busch Companies Inc                               2,466,450
     18,100 Avon Products Inc                                            597,300
     20,900 Bestfoods                                                  1,098,546
     32,000 Campbell Soup Co                                           1,237,984
    184,600 Coca-Cola Co                                              10,752,950
     43,600 Colgate-Palmolive Co                                       2,834,000
      6,500 Dow Jones & Company Inc                                      442,000
     22,800 General Mills Inc                                            815,100
     80,264 Gillette Co                                                3,305,833
     26,850 HJ Heinz Co                                                1,068,952
      2,400 Jostens Inc                                                   58,349
     30,300 Kellogg Co                                                   933,604
    108,800 PepsiCo Inc                                                3,835,200
     98,300 Procter & Gamble Co                                       10,769,945
      9,600 Quaker Oats Co                                               630,000
     24,200 Ralston-Ralston Purina Group                                 674,575
     68,000 Sara Lee Corp                                              1,500,216
      4,100 Tupperware Corp                                               69,442
     12,400 UST Inc                                                      312,319
     42,800 Unilever NV ADR                                            2,329,904
      8,700 Wm Wrigley Jr Co                                             721,552
                                                                     $46,454,221

MFTG - INDUSTRIAL PRODS. --- 7.2%
    114,900 Abbott Laboratories                                        4,172,249
     18,300 Corning Inc                                                2,359,547
     23,000 Guidant Corp*                                              1,081,000
     40,760 Kimberly-Clark Corp                                        2,659,590
      3,200 Millipore Corp                                               123,600
      3,900 Owens Corning                                                 75,317
      7,800 PE Corp-PE Biosystems Group                                  938,434
    289,400 Pfizer Inc                                                 9,387,268
    109,800 Schering-Plough Corp                                       4,632,133
      5,915 Sealed Air Corp*                                             306,468
    126,300 Tyco International Ltd                                     4,909,913
      5,100 WR Grace & Co*                                                70,763
     64,200 Warner-Lambert Co                                          5,260,355
                                                                     $35,976,637

MINING --- 0.0%
     11,700 Freeport-McMoran Copper & Gold Inc Class B*                  247,163
                                                                        $247,163

RETAIL TRADE --- 8.9%
     10,000 Bed Bath & Beyond Inc*                                       347,500
     15,400 Best Buy Inc*                                                772,880
     64,000 Gap Inc                                                    2,944,000
    172,200 Home Depot Inc                                            11,806,376
     12,200 Kohl's Corp*                                                 880,681
     62,200 Kroger Co*                                                 1,174,025
     14,500 Tandy Corp                                                   713,212
     10,930 Tricon Global Restaurants*                                   422,171
    332,600 Wal-Mart Stores Inc                                       22,990,975
     75,000 Walgreen Co                                                2,193,750
                                                                     $44,245,570

SECURITIES & COMMODITIES --- 0.5%
     61,300 Charles Schwab Corp                                        2,352,388
                                                                      $2,352,388

TELEPHONE --- 3.9%
     11,200 ADC Telecommunications Inc*                                  812,694
    255,029 SBC Communications Inc                                    12,432,664
     32,300 Sprint Corp                                                3,310,750
     37,800 US WEST Inc                                                2,721,600
                                                                     $19,277,708

WHOLESALE TRADE -CONSUMER --- 0.3%
      8,100 Avery Dennison Corp                                          590,288
     24,700 SYSCO Corp                                                   977,181
                                                                      $1,567,469

TOTAL COMMON STOCK --- 97.5%                                        $486,309,356
(Cost $320,330,623)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 2.1%
 10,538,000 Canadian Imperial Bank of Commerce                        10,538,000
                                                                     $10,538,000

U.S. GOVERNMENT --- 0.4%
  2,000,000 United States of America (1)                               2,000,867
                                                                      $2,000,867

TOTAL SHORT-TERM INVESTMENTS --- 2.5%                                $12,538,867
(Cost $12,538,867)

TOTAL GROWTH INDEX PORTFOLIO --- 100.0%                             $498,848,223
(Cost $332,869,490)


The Maxim Series Fund

INVESCO Balanced Portfolio

BONDS

AGENCY --- 2.8%
  1,457,167 Freddie Mac                                                1,415,273
            Gold Pool #E00501
            6.500% July 1, 2012
  3,401,848 Freddie Mac                                                3,299,793
            6.500% November 1, 2012
                                                                      $4,715,066

COMMUNICATIONS --- 2.0%
  1,000,000 AT&T Corp                                                    907,120
            Notes
            6.000% March 15, 2009
  1,250,000 Tele-Communications Inc                                    1,460,425
            Debentures
            9.800% February 1, 2012
  1,000,000 Time Warner Entertainment LP                                 973,700
            Notes
            7.250% September 1, 2008
                                                                      $3,341,245

CONSUMER SERVICES --- 1.3%
    845,000 FHP International Corp                                       828,244
            Debentures
            7.000% September 15, 2003
    500,000 Hilton Hotels Corp                                           437,345
            Senior Notes
            7.200% December 15, 2009
  1,000,000 Paramount Communications Inc                                 951,580
            Senior Debentures
            8.250% August 1, 2022
                                                                      $2,217,169

CREDIT INSTITUTIONS --- 0.3%
    500,000 Associates Corporation of North America                      496,930
            Senior Notes
            7.375% June 11, 2007
                                                                        $496,930

ELECTRIC --- 8.6%
  1,350,000 Central Power & Light Co                                   1,227,002
            1st Mortgage
            7.500% April 1, 2023
  1,000,000 Citizens Utilities Co                                        887,080
            Debentures
            7.000% November 1, 2025
    500,000 Commonwealth Edison Co                                       491,300
            1st Mortgage
            7.000% July 1, 2005
  1,000,000 Commonwealth Edison Co                                     1,026,260
            1st Mortgage
            8.250% October 1, 2006
  1,250,000 Consumers Energy Co                                        1,102,300
            1st Mortgage
            7.375% September 15, 2023
  1,000,000 El Paso Electric Co                                        1,040,330
            1st Mortgage
            8.900% February 1, 2006
  1,000,000 Gulf States Utilities Co                                     973,020
            1st Mortgage
            8.700% April 1, 2024
    500,000 Jersey Central Power & Light                                 477,255
            Debentures
            7.500% May 1, 2023
    750,000 Jersey Central Power & Light Co                              753,570
            1st Mortgage
            7.980% February 16, 2023
    500,000 Kentucky Utilities Co                                        479,340
            1st Mortgage
            7.550% June 1, 2025
    500,000 Metropolitan Edison Co                                       485,915
            1st Mortgage
            8.150% January 30, 2023
  1,600,000 New York State Electric & Gas Corp                         1,571,280
            1st Mortgage
            8.300% December 15, 2022
    260,000 Niagara Mohawk Power Corp                                    251,207
            1st Mortgage
            8.500% July 1, 2023
  2,000,000 Niagara Mohawk Power Corp                                  2,010,540
            1st Mortgage
            7.750% May 15, 2006
    500,000 Potomac Edison Co                                            489,350
            1st Mortgage
            7.750% May 1, 2025
    500,000 Union Electric Co                                            500,205
            1st Mortgage
            8.250% October 15, 2022
    750,000 Union Electric Co                                            761,213
            1st Mortgage
            8.750% December 1, 2021
                                                                     $14,527,167

ELECTRONICS - HIGH TECH --- 1.3%
  2,750,000 Metronet Communications (2)                                2,171,180
            Step Bond 0%/9.950%
            8.570% June 15, 2008
                                                                      $2,171,180

FORESTRY --- 0.9%
  1,500,000 Chesapeake Corp                                            1,440,930
            Debentures
            7.200% March 15, 2005
                                                                      $1,440,930

HOLDING & INVEST. OFFICES --- 1.1%
  1,785,000 Equitable Companies Inc                                    1,894,171
            Senior Notes
            9.000% December 15, 2004
                                                                      $1,894,171

INSURANCE --- 1.0%
  2,000,000 Progressive Corp                                           1,682,300
            Senior Notes
            6.625% March 1, 2029
                                                                      $1,682,300

MFTG - INDUSTRIAL PRODS. --- 1.2%
    500,000 Bowater Inc                                                  528,190
            Debentures
            9.000% August 1, 2009
  1,500,000 USG Corp                                                   1,480,920
            Senior Notes
            8.500% August 1, 2005
                                                                      $2,009,110

OIL & GAS --- 0.8%
  1,205,000 Atlantic Richfield Co                                      1,411,501
            Debentures
            10.875% July 15, 2005
                                                                      $1,411,501

TELEPHONE --- 3.8%
  2,000,000 Bellsouth Telecommunications                               1,946,200
            Debentures
            8.250% July 1, 2032
  2,500,000 Cental Capital                                             2,734,125
            Debentures
            9.000% October 15, 2019
  1,350,000 GTE Corp                                                   1,290,047
            Callable Debentures
            7.900% February 1, 2027
    500,000 US West Communications                                       464,715
            Callable Notes
            5.650% November 1, 2004
                                                                      $6,435,087

U.S. GOVERNMENT --- 6.4%
  1,000,000 United States of America                                     968,750
            Treasury Notes
            6.000% August 15, 2009
  9,500,000 United States of America                                   8,935,890
            Treasury Notes
            5.625% May 15, 2008
  1,000,000 United States of America                                     931,720
            Treasury Notes
            5.500% May 15, 2009
                                                                     $10,836,360

TOTAL BONDS --- 31.6%                                                $53,178,216
(Cost $57,374,057)

COMMON STOCK

COMMUNICATIONS --- 8.2%
     35,000 AT&T Corp                                                  1,776,250
     43,500 AT&T Corporation Liberty Media Group*                      2,468,625
     42,100 Cable & Wireless PLC sponsored ADR*                        2,228,648
     21,800 Clear Channel Communications Inc*                          1,945,650
     25,600 Lucent Technologies Inc                                    1,915,187
     16,600 Nextel Communications Inc*                                 1,711,875
     24,000 Qwest Communications International Inc*                    1,032,000
     17,000 TV Guide Inc*                                                731,000
                                                                     $13,809,235

CONSUMER SERVICES --- 7.3%
     21,800 Bristol-Myers Squibb Co                                    1,399,277
     31,000 Gemstar International Group Ltd*                           2,208,750
     80,400 Harrah's Entertainment Inc*                                2,125,535
     16,700 Johnson & Johnson                                          1,555,188
     46,000 Medtronic Inc                                              1,676,102
     28,600 Merck & Co Inc                                             1,917,973
     22,300 SmithKline Beecham PLC                                     1,436,945
                                                                     $12,319,770

CREDIT INSTITUTIONS --- 2.5%
     57,600 Bank of New York Company Inc                               2,304,000
     15,000 JP Morgan & Co Inc                                         1,899,375
                                                                      $4,203,375

ELECTRIC --- 1.0%
     51,400 Unicom Corp                                                1,721,900
                                                                      $1,721,900

ELECTRONICS - HIGH TECH --- 9.1%
     12,500 Comverse Technology Inc*                                   1,809,375
     45,900 Dell Computer Corp*                                        2,340,900
     17,200 General Electric Co                                        2,661,695
     25,900 Intel Corp                                                 2,131,881
     50,600 Maxim Integrated Products Inc*                             2,387,662
     16,500 Motorola Inc                                               2,429,625
     16,200 Texas Instruments Inc                                      1,569,375
                                                                     $15,330,513

FORESTRY --- 0.9%
     20,700 Weyerhaeuser Co                                            1,486,508
                                                                      $1,486,508

HOLDING & INVEST. OFFICES --- 3.9%
     30,100 Chase Manhattan Corp                                       2,338,379
     45,800 Citigroup Inc                                              2,544,740
     41,000 Wells Fargo Co                                             1,657,917
                                                                      $6,541,036

INDUSTRIAL SERVICES --- 4.1%
     29,600 America Online Inc*                                        2,232,935
     21,200 Microsoft Corp*                                            2,475,100
     40,800 SAP AG                                                     2,124,130
                                                                      $6,832,165

INSURANCE --- 1.1%
     34,600 Allmerica Financial Corp                                   1,924,625
                                                                      $1,924,625

MFTG - CONSUMER PRODS. --- 4.3%
     22,500 Anheuser-Busch Companies Inc                               1,594,688
     34,000 Coca-Cola Co                                               1,980,500
     28,700 Colgate-Palmolive Co                                       1,865,500
     15,600 Procter & Gamble Co                                        1,709,167
                                                                      $7,149,855

MFTG - INDUSTRIAL PRODS. --- 4.3%
     20,700 Champion International Corp                                1,282,096
     30,000 Honeywell International Inc                                1,730,610
     37,300 Praxair Inc                                                1,876,638
     28,300 Warner-Lambert Co                                          2,318,817
                                                                      $7,208,161

OIL & GAS --- 3.6%
     36,100 Apache Corp                                                1,333,426
     27,000 BP Amoco PLC                                               1,601,424
     23,100 Exxon Mobil Corp                                           1,860,982
     19,300 Schlumberger Ltd                                           1,085,625
      3,744 Transocean Sedco Forex Inc                                   126,131
                                                                      $6,007,588

RAILROADS --- 1.9%
     43,600 Kansas City Southern Industries Inc                        3,253,650
                                                                      $3,253,650

RETAIL TRADE --- 7.5%
     22,800 Amazon.com Inc*                                            1,735,650
     42,000 Circuit City Stores-Circuit City Group                     1,892,604
     35,200 Dayton Hudson Corp                                         2,584,982
     48,000 McDonald's Corp                                            1,934,976
     43,500 Tandy Corp                                                 2,139,635
     33,200 Wal-Mart Stores Inc                                        2,294,950
                                                                     $12,582,797

SECURITIES & COMMODITIES --- 1.4%
     16,400 Morgan Stanley Dean Witter & Co                            2,341,100
                                                                      $2,341,100

TELEPHONE --- 2.7%
     41,200 BellSouth Corp                                             1,928,654
     37,300 SBC Communications Inc                                     1,818,375
     11,000 US WEST Inc                                                  792,000
                                                                      $4,539,029

TRANSPORTATION EQUIPMENT --- 2.5%
     27,200 General Motors Corp Class H*                               2,611,200
     20,800 Textron Inc                                                1,595,090
                                                                      $4,206,290

TOTAL COMMON STOCK --- 66.3%                                        $111,457,597
(Cost $84,987,517)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 2.0%
  3,418,000 Canadian Imperial Bank of Commerce                         3,418,000
                                                                      $3,418,000

TOTAL SHORT-TERM INVESTMENTS --- 2.0%                                 $3,418,000
(Cost $3,418,000)

TOTAL INVESCO BALANCED PORTFOLIO --- 100.0%                         $168,053,813
(Cost $145,779,574)


The Maxim Series Fund

INVESCO Small-Cap Growth Portfolio

COMMON STOCK

COMMUNICATIONS --- 9.6%
     32,000 24/7 Media Inc*                                            1,800,000
     13,300 Airnet Communications Corp*                                  483,788
     11,400 AudioCodes Ltd*                                            1,048,800
     50,000 CTC Communications Group Inc*                              1,950,750
     25,300 Citadel Comunications Corp*                                1,641,338
     28,200 Cumulus Media Inc*                                         1,431,150
     10,300 Emmis Communications Corp Class A*                         1,283,792
     35,000 FirstCom Corp*                                             1,286,250
     34,400 Galileo Technology Ltd*                                      829,900
     12,300 Inet Technologies Inc*                                       859,463
     66,200 Interep National Radio Sales Inc*                            885,425
     27,900 Jupiter Communications Inc*                                  843,975
     58,600 Salem Communications Corp  Class A*                        1,325,825
     14,700 Tumbleweed Commications Corp*                              1,245,825
     12,900 ViaSat Inc*                                                  643,388
                                                                     $17,559,669

CONSTRUCTION --- 0.8%
     31,300 Dycom Industries Inc*                                      1,379,141
                                                                      $1,379,141

CONSUMER SERVICES --- 9.9%
     33,300 AHL Services Inc*                                            695,138
     34,000 Accredo Health Inc*                                        1,045,500
      9,600 Corporate Executive Board Co*                                536,400
     26,100 Cytyc Corp*                                                1,593,718
     55,400 DUSA Pharmaceuticals Inc*                                  1,578,900
     46,700 Harrah's Entertainment Inc*                                1,234,608
     18,800 Incyte Pharmaceuticals Inc*                                1,128,000
     16,700 Intraware Inc*                                             1,334,948
     15,700 Invitrogen Corp*                                             942,000
     27,700 Jones Pharma Inc                                           1,203,205
     40,800 PROVANT Inc*                                               1,030,200
     28,300 Polycom Inc*                                               1,802,342
     35,900 Province Healthcare Co*                                      682,100
     86,400 Regis Corp                                                 1,630,800
     47,700 Steiner Leisure Ltd*                                         795,970
     35,600 Trimeris Inc*                                                841,050
                                                                     $18,074,879

CREDIT INSTITUTIONS --- 0.8%
     44,300 City National Corp                                         1,459,109
                                                                      $1,459,109

ELECTRONICS - HIGH TECH --- 31.8%
     17,000 AGENCY.COM Ltd*                                              867,000
     34,900 ANADIGICS Inc*                                             1,646,826
      8,200 About.com Inc*                                               735,950
     17,300 Advanced Digital Info Corp*                                  841,213
     24,100 Anaren Microwave Inc*                                      1,304,413
      7,000 Broadbase Software Inc*                                      787,500
     35,000 Brooks Automation Inc*                                     1,139,670
      6,300 Business Objects SA sponsored ADR*                           841,838
     11,700 C-COR.net Corp*                                              896,513
     28,000 C-bridge Internet Solutions Inc*                           1,361,500
     23,500 CBT Group PLC sponsored ADR*                                 787,250
     13,000 Caliper Technologies Corp*                                   867,750
     10,600 Cree Research Inc*                                           904,975
     20,600 DII Group Inc*                                             1,461,941
     55,900 DSET Corp*                                                 2,089,263
     27,000 Digital Impact Inc*                                        1,353,375
     87,500 Digital Microwave Corp*                                    2,050,738
     17,000 Entrust Technologies Inc*                                  1,018,929
     50,000 GRIC Communications Inc*                                   1,268,750
      9,300 Gilat Satellite Networks Ltd                               1,104,375
     12,500 Harmonic Lightwaves Inc*                                   1,186,713
     30,100 IONA Technologies PLC*                                     1,640,450
     25,700 ISS Group Inc*                                             1,827,913
     77,200 InterVoice-Brite Inc*                                      1,794,900
     29,400 LTX Corp*                                                    657,825
     18,700 MTI Technology Corp*                                         689,563
      9,000 Macromedia Inc*                                              658,125
     22,000 Mediaplex Inc*                                             1,380,500
     44,600 Metamor Worldwide Inc*                                     1,298,975
      4,400 Micromuse Inc*                                               748,000
     20,000 Mission Critical Software Inc*                             1,400,000
     24,000 NICE Systems Ltd sponsored ADR*                            1,180,488
     43,800 Natural Microsystems Corp*                                 2,050,366
     20,500 NetIQ Corp*                                                1,067,271
     20,500 Open Market Inc*                                             925,063
      6,000 Pegasus Systems Inc*                                         361,872
      9,550 Peregrine Systems Inc*                                       803,986
     24,000 Pilot Network Services Inc*                                  576,000
     10,100 Proxim Inc*                                                1,111,000
      7,000 QLogic Corp*                                               1,119,125
      7,400 Quest Software Inc*                                          754,800
     18,800 Quintus Corp*                                                862,450
     14,800 S1 Corp*                                                   1,156,250
     26,500 Semtech Corp*                                              1,381,313
      5,500 SilverStream Software Inc*                                   654,500
     30,500 Sykes Enterprises Inc*                                     1,338,188
     21,100 TranSwitch Corp*                                           1,531,058
     22,900 Universal Electronics Inc*                                 1,053,400
     15,000 Visual Networks Inc*                                       1,188,750
     25,800 WorldGate Communications Inc*                              1,227,100
     22,100 Zoran Corp*                                                1,232,075
                                                                     $58,187,788

FINANCIAL SERVICES --- 0.9%
     42,000 Affiliated Managers Group Inc*                             1,698,354
                                                                      $1,698,354

INDUSTRIAL PRODS & SVCS --- 0.6%
     20,800 TSI International Software Ltd*                            1,177,800
                                                                      $1,177,800

INDUSTRIAL SERVICES --- 11.0%
     21,000 AppNet Inc*                                                  918,750
     23,000 Aspect Development Inc*                                    1,575,500
     46,500 BindView Development Corp*                                 2,310,446
     15,200 Celgene Corp*                                              1,064,000
     31,900 E-Stamp Corp*                                                709,775
     28,700 Getty Images Inc*                                          1,402,713
     58,800 Intranet Solutions Inc*                                    2,175,600
     22,100 Jack Henry & Associates Inc                                1,186,483
      8,500 Mercury Interactive Corp*                                    917,465
     37,650 NCO Group Inc*                                             1,134,206
     18,400 National Information Consortium Inc*                         588,800
     28,000 NetRatings Inc*                                            1,347,500
     62,500 Precision Response Corp*                                   1,515,625
     13,000 Primus Knowledge Solutions Inc*                              589,056
     32,400 Technology Solutions Co*                                   1,061,100
     12,300 USinternetworking Inc*                                       859,463
     25,900 eSoft Inc*                                                   754,338
                                                                     $20,110,820

MFTG - CONSUMER PRODS. --- 2.8%
     17,000 Cymer Inc*                                                   782,000
     39,500 Linens 'N Things Inc*                                      1,170,188
     58,000 Playtex Products Inc*                                        891,750
     32,500 Quiksilver Inc*                                              503,750
     83,200 Topps Company Inc*                                           863,200
     41,250 Wild Oats Markets Inc*                                       915,214
                                                                      $5,126,102

MFTG - INDUSTRIAL PRODS. --- 7.6%
     30,600 Advanced Energy Industries Inc*                            1,507,050
     20,700 Alkermes Inc*                                              1,016,888
     21,900 Asyst Technologies Inc*                                    1,435,808
     96,800 Callaway Golf Co                                           1,712,102
     23,100 MICROS Systems Inc*                                        1,709,400
     12,200 Pharmacyclics Inc*                                           503,250
     55,500 Pinnacle Holdings Inc*                                     2,351,796
     13,300 Protein Design Labs Inc*                                     931,000
     62,000 REMEC Inc*                                                 1,581,000
     15,700 Xircom Inc*                                                1,177,500
                                                                     $13,925,794

OIL & GAS --- 4.3%
     24,700 Atwood Oceanics Inc*                                         954,038
     52,700 Basin Exploration Inc*                                       928,838
     30,600 Dril-Quip Inc*                                               929,475
     56,600 Evergreen Resources Inc*                                   1,117,850
     54,000 Louis Dreyfus Natural Gas Corp*                              978,750
     33,550 Newfield Exploration Co*                                     897,463
     35,400 Precision Drilling Corp*                                     909,320
    140,000 Unit Corp*                                                 1,076,180
                                                                      $7,791,914

REAL ESTATE --- 0.5%
     52,500 Intrawest Corp                                               908,880
                                                                        $908,880

RETAIL TRADE --- 6.4%
     30,250 Cost Plus Inc*                                             1,077,656
     36,900 HotJobs.com Ltd*                                           1,612,050
     46,700 Insight Enterprises Inc*                                   1,897,188
     24,500 InterTAN Inc*                                                640,063
     58,700 JAKKS Pacific Inc*                                         1,096,927
     40,000 O'Reilly Automotive Inc*                                     860,000
     48,800 Pacific Sunwear of California Inc*                         1,555,500
     38,200 Rex Stores Corp*                                           1,337,000
     55,800 The Men's Wearhouse Inc*                                   1,639,125
                                                                     $11,715,509

TELEPHONE --- 2.5%
     12,200 Esat Telecom Group PLC ADR*                                1,116,300
     79,200 Tekelec*                                                   1,782,000
     30,600 Viatel Inc*                                                1,640,925
                                                                      $4,539,225

TOTAL COMMON STOCK --- 89.6%                                        $163,654,984
(Cost $114,961,428)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 1.7%
  3,200,000 Ford Motor Credit Co                                       3,194,213
                                                                      $3,194,213

FOREIGN BANKS --- 4.9%
  8,896,000 Canadian Imperial Bank of Commerce                         8,896,000
                                                                      $8,896,000

HOLDING & INVEST. OFFICES --- 1.6%
  3,000,000 American General Finance Corp                              2,994,042
                                                                      $2,994,042

SECURITIES & COMMODITIES --- 2.2%
    500,000 Merrill Lynch & Co Inc                                       498,324
  3,500,000 Morgan Stanley Dean Witter & Co                            3,493,924
                                                                      $3,992,248

TOTAL SHORT-TERM INVESTMENTS --- 10.4%                               $19,076,503
(Cost $19,076,503)

TOTAL INVESCO SMALL-CAP GROWTH PORTFOLIO --- 100.0%                 $182,731,487
(Cost $134,037,931)


The Maxim Series Fund

Index 400 Portfolio

COMMON STOCK

AGRICULTURE --- 0.2%
        610 AGCO Corp                                                      8,197
        570 Dole Food Company Inc                                          9,263
                                                                         $17,460

AIR --- 0.3%
        500 Airborne Freight Corp                                         11,000
        270 Alaska Air Group Inc*                                          9,484
        420 Pittston Burlington Group                                      9,240
                                                                         $29,724

COMMUNICATIONS --- 3.9%
      1,210 AH Belo Corp Class A                                          23,065
      2,210 Broadwing Inc                                                 81,494
        540 COMSAT Corp                                                   10,733
        340 Chris-Craft Industries Inc*                                   24,523
        560 Hispanic Broadcasting Corp*                                   51,642
        750 NOVA Corp*                                                    23,672
        630 Telephone & Data Systems Inc                                  79,380
      1,040 Univision Communications Inc*                                106,274
                                                                        $400,783

CONSTRUCTION --- 0.2%
      1,430 Clayton Homes Inc                                             13,137
        280 Granite Construction Inc                                       5,162
                                                                         $18,299

CONSUMER SERVICES --- 9.1%
        270 Acuson Corp*                                                   3,392
        790 Apollo Group Inc Class A*                                     15,849
        530 Apria Healthcare Group Inc*                                    9,507
        300 Beckman Coulter Inc                                           15,263
      1,050 Beverly Enterprises Inc*                                       4,594
      1,530 Biogen Inc*                                                  129,285
        460 Carter-Wallace Inc                                             8,251
        560 CheckFree Holdings Corp*                                      58,520
      1,560 Convergys Corp*                                               47,970
        600 Covance Inc*                                                   6,487
        710 DeVry Inc*                                                    13,224
        500 First Health Group Corp*                                      13,438
        850 Forest Laboratories Inc*                                      52,221
      1,250 Foundation Health Systems*                                    12,421
        850 Genzyme Corp                                                  38,250
      2,590 Health Management Associates Inc*                             34,641
      1,080 IVAX Corp*                                                    27,810
        540 International Speedway Corp                                   27,203
        550 Lincare Holdings Inc*                                         19,078
        930 Mandalay Resort Group*                                        18,716
        450 Millennium Pharmaceuticals*                                   54,900
        320 MiniMed Inc*                                                  23,440
        980 Modis Professional Services*                                  13,965
        430 Navigant Consulting Co*                                        4,676
        500 Ogden Corp                                                     5,969
        930 Omnicare Inc                                                  11,160
        720 PSS World Medical Inc*                                         6,795
        440 Pacific Health Systems*                                       23,320
      3,100 Park Place Entertainment Corp*                                38,750
        340 Polycom Inc*                                                  21,654
        800 Premier Parks Inc*                                            23,100
        720 Quorum Health Group Inc*                                       6,705
      1,110 Stewart Enterprises Inc Class A                                5,273
        990 Stryker Corp                                                  68,929
        320 Suiza Foods Corp*                                             12,680
        520 Sylvan Learning Systems Inc*                                   6,760
        830 Total Renal Care Holdings Inc*                                 5,550
        400 Trigon Healthcare Inc*                                        11,800
        570 Westwood One Inc*                                             43,320
                                                                        $944,866

CREDIT INSTITUTIONS --- 5.3%
        650 Associated Banc-Corp                                          22,263
        560 Astoria Financial Corp                                        17,045
        410 CCB Financial Corp                                            17,860
      2,165 Charter One Financial Inc                                     41,406
        460 City National Corp                                            15,151
      1,160 Compass Bancshares Inc                                        25,882
      2,100 Concord EFS Inc*                                              54,075
      2,000 First Security Corp                                           51,062
      1,330 First Tennessee National Corp                                 37,905
        510 First Virginia Banks Inc                                      21,930
        920 FirstMerit Corp                                               21,160
      1,090 Marshall & Ilsley Corp                                        68,465
        700 Mercantile Bankshares Corp                                    22,356
      1,330 North Fork Bancorporation Inc                                 23,275
        820 Pacific Century Financial Corp                                15,323
        850 TCF Financial Corp                                            21,144
        380 WestAmerica Bancorp                                           10,616
        330 Wilmington Trust Co                                           15,923
        870 Zions Bancorp                                                 51,493
                                                                        $554,334

ELECTRIC --- 5.6%
      1,130 Allegheny Energy Inc                                          30,439
        800 Alliant Energy Corp                                           22,000
        220 Black Hills Corp                                               4,881
        330 CMP Group Inc                                                  9,095
        230 Cleco Corp                                                     7,374
        950 Conectiv Inc                                                  15,971
      1,620 DPL Inc                                                       28,045
        770 DQE Inc                                                       26,661
      1,170 Energy East Corp                                              24,350
        330 Hawaiian Electric Industries Inc                               9,529
        380 IDACORP Inc                                                   10,189
        710 Illinova Corp                                                 24,673
        880 Ipalco Enterprises Inc                                        15,015
        630 Kansas City Power & Light Co                                  13,899
      1,320 LG&E Energy Corp                                              23,017
        610 MidAmerican Energy Holdings Co*                               20,549
        750 Minnesota Power & Light Co                                    12,703
      1,130 Montana Power Co                                              40,750
        600 New England Electric System                                   31,050
      1,280 NiSource Inc                                                  22,880
      1,340 Northeast Utilities                                           27,553
      1,210 Potomac Electric Power Co                                     27,754
        420 Public Service Company of New Mexico                           6,825
        860 Puget Sound Power & Light Co                                  16,663
      1,060 Scana Corp                                                    28,488
        800 Sierra Pacific Resources                                      13,850
      1,320 Teco Energy Inc                                               24,502
        950 UtiliCorp United Inc                                          18,465
      1,200 Wisconsin Energy Corp                                         23,100
                                                                        $580,270

ELECTRONICS - HIGH TECH --- 20.1%
        400 Adtran Inc*                                                   20,575
      1,970 American Power Conversion Corp*                               51,959
      2,060 Atmel Corp*                                                   60,898
        430 Avnet Inc                                                     26,015
        640 Calpine Corp*                                                 40,960
        670 Cirrus Logic Inc*                                              8,919
      1,120 Cypress Semiconductor Corp*                                   36,260
        650 DST Systems Inc*                                              49,603
        540 Dentsply International Inc                                    12,758
        700 Diebold Inc                                                   16,450
        470 Federal Signal Corp                                            7,549
        800 Harris Corp                                                   21,350
        660 Hubbell Inc Class B                                           17,985
        370 Imation Corp*                                                 12,418
        930 Integrated Device Technology Inc*                             26,970
        910 International Game Technology                                 18,484
        900 Jabil Circuit Inc*                                            65,700
        870 Legato Systems Inc*                                           59,866
      1,580 Linear Technology Corp                                       113,068
        470 Litton Industries Inc*                                        23,441
        250 MagneTek Inc*                                                  1,922
        480 Mark IV Industries Inc                                         8,490
      2,800 Maxim Integrated Products Inc*                               132,124
        660 Mentor Graphics Corp*                                          8,703
        990 NCR Corp*                                                     37,496
      1,420 Network Associates Inc*                                       37,896
        370 QLogic Corp*                                                  59,154
      1,680 Quantum Corp*                                                 25,410
        890 Rational Software Corp*                                       43,721
        740 SCI Systems Inc*                                              60,818
        600 Sanmina Corp*                                                 59,925
        780 Sensormatic Electronics Corp*                                 13,601
        340 Sepracor Inc*                                                 33,724
      1,970 Siebel Systems Inc*                                          165,480
        690 Steris Corp*                                                   7,115
        900 Sterling Commerce Inc*                                        30,656
      1,020 Storage Technology Corp*                                      18,806
        430 Sykes Enterprises Inc*                                        18,866
        900 Symbol Technologies Inc                                       57,206
        390 Teleflex Inc                                                  12,212
        660 VISX Inc*                                                     34,155
      2,645 Veritas Software Corp*                                       378,538
        860 Vishay Intertechnology Inc*                                   27,198
      1,560 Vitesse Semiconductor Corp*                                   81,802
        630 Waters Corp*                                                  33,390
        400 York International Corp                                       10,975
                                                                      $2,090,611

ENVIRONMENTAL SERVICES --- 0.0%
        310 Rollins Inc                                                    4,650
                                                                          $4,650

FORESTRY --- 0.3%
        180 Chesapeake Corp                                                5,490
        850 Georgia-Pacific Group                                         20,931
        530 Longview Fibre Co                                              7,553
                                                                         $33,974

GAS --- 1.1%
        580 AGL Resources Inc                                              9,860
        300 Indiana Energy Inc                                             5,325
      1,370 KeySpan Corp                                                  31,766
        870 MCN Corp                                                      20,663
        400 National Fuel Gas Co                                          18,600
        840 Questar Corp                                                  12,600
        470 Washington Gas Light Co                                       12,925
                                                                        $111,739

HIGHWAYS --- 0.1%
        250 Arnold Industries Inc                                          3,516
        660 Swift Transportation Company Inc*                             11,633
                                                                         $15,149

HOLDING & INVEST. OFFICES --- 2.2%
      1,130 Dime Bancorp Inc                                              17,091
      2,500 E Trade Group Inc*                                            65,313
        630 Finova Group Inc                                              22,365
      1,100 Green Point Financial Corp                                    26,193
      1,640 Hibernia Corp                                                 17,425
        500 Keystone Financial Inc                                        10,531
      1,090 National Commerce Bancorp                                     24,729
        440 Provident Financial Group Inc                                 15,785
      2,240 Sovereign Bancorp Inc                                         16,695
        460 Webster Financial Corp                                        10,839
                                                                        $226,966

INDEPENDENT POWER PROD --- 0.1%
        790 OGE Energy Corp                                               15,010
                                                                         $15,010

INDUSTRIAL SERVICES --- 9.5%
        590 AC Nielsen Corp*                                              14,529
        880 Acxiom Corp*                                                  21,120
        500 Affiliated Computer Services Inc Class A*                     23,000
      2,040 Altera Corp*                                                 101,106
        980 Arrow Electronics Inc*                                        24,868
        440 CDW Computer Centers Inc*                                     34,595
      2,490 Cadence Design Systems Inc*                                   59,760
        610 Cambridge Technology Partners Inc*                            16,013
      1,130 Cintas Corp                                                   60,031
      1,560 Comdisco Inc                                                  58,110
        650 Electronic Arts Inc*                                          54,600
      1,250 Fiserv Inc*                                                   47,890
        360 GTECH Holdings Corp*                                           7,920
      2,060 Informix Corp*                                                23,433
      1,990 Intuit Inc*                                                  119,275
        260 Jacobs Engineering Group Inc*                                  8,450
        730 Keane Inc*                                                    23,178
        370 Kelly Services Inc Class A                                     9,296
        770 Manpower Inc                                                  28,971
        250 NCO Group Inc*                                                 7,531
        830 Olsten Corp                                                    9,389
        360 Policy Management Systems Corp*                                9,202
        790 Reynolds & Reynolds Co Class A                                17,775
        920 Robert Half International Inc*                                26,277
        600 Sotheby's Holdings Inc Class A                                18,000
        280 Standard Register Co                                           5,425
        860 Sterling Software Inc*                                        27,090
        360 Structural Dynamics Research Corp*                             4,590
      1,310 Sungard Data System Inc*                                      31,113
        590 Symantec Corp*                                                34,589
        720 Synopsys Inc*                                                 48,060
        330 Transaction Systems Inc Class A*                               9,240
        430 Wallace Computer Services Inc                                  7,149
                                                                        $991,575

INSURANCE --- 2.5%
        550 Allmerica Financial Corp                                      30,594
        710 Ambac Inc                                                     37,053
        600 American Financial Group Inc                                  15,825
        480 Everest Reinsurance Holdings Inc                              10,710
        300 HSB Group Inc                                                 10,144
        420 Horace Mann Educators Corp                                     8,243
        610 Ohio Casualty Corp                                             9,798
      1,290 Old Republic International Corp                               17,576
        830 Oxford Health Plans Inc*                                      10,530
        660 Protective Life Corp                                          20,996
        910 ReliaStar Financial Corp                                      35,660
        455 The PMI Group Inc                                             22,209
        740 Unitrin Inc                                                   27,843
                                                                        $257,181

MFTG - CONSUMER PRODS. --- 7.5%
        270 Banta Corp                                                     6,092
        540 Burlington Industries Inc*                                     2,160
        400 Church & Dwight Inc                                           10,675
        940 CompUSA Inc*                                                   4,818
        400 Dean Foods Co                                                 15,900
      1,080 Dial Corp                                                     26,257
        280 Dreyer's Grand Ice Cream Inc                                   4,760
      1,020 Flowers Industries Inc                                        16,256
        900 Gartner Group Inc Class A*                                    12,431
        620 HON Industries Inc                                            13,601
        700 Harte-Hanks Inc                                               15,225
        820 Herman Miller Inc                                             18,860
        670 Hillenbrand Industries Inc                                    21,230
        740 Hormel Foods Corp                                             30,063
        320 Houghton Mifflin Co                                           13,500
        940 IBP Inc                                                       16,920
        190 International Multifoods Corp                                  2,518
        720 Interstate Bakeries Co                                        13,050
        300 JM Smucker Co Class A                                          5,850
      1,250 Jones Apparel Group Inc*                                      33,906
        410 Lancaster Colony Corp                                         13,581
        310 Lance Inc                                                      3,100
        310 Land's End Inc*                                               10,773
        450 Lee Enterprises Inc                                           14,372
        720 McCormick & Company Inc (nonvtg)                              21,420
        270 Media General Inc Class A                                     14,040
        620 Mohawk Industries Inc*                                        16,353
      1,110 RJ Reynolds Tobacco Holdings Inc                              19,564
      1,090 Readers Digest Association Inc Class A                        31,883
        170 Scholastic Corp*                                              10,572
      1,370 Shaw Industries Inc                                           21,149
      1,860 Starbucks Corp*                                               45,105
        740 Tiffany & Co                                                  66,045
      2,340 Tyson Foods Inc Class A                                       38,025
      1,020 US Foodservice Inc*                                           17,085
        600 Unifi Inc*                                                     7,387
        320 Universal Corp                                                 7,300
        510 Universal Foods Corp                                          10,391
        970 Viad Corp                                                     27,039
        460 Vlasic Foods International Inc*                                2,616
        570 Warnaco Group Inc Class A                                      7,018
        100 Washington Post Co Class B                                    55,588
        530 Wausau-Mosinee Paper Corp                                      6,194
        550 Westpoint Stevens Inc                                          9,625
      1,440 Whitman Corp                                                  19,349
                                                                        $779,646

MFTG - INDUSTRIAL PRODS. --- 9.8%
        320 A Schulman Inc                                                 5,220
      1,050 AK Steel Holding Corp                                         19,819
        720 Airgas Inc*                                                    6,840
        306 Albany International Corp Class A*                             4,746
        480 Albemarle Corp                                                 9,210
        720 American Standard Companies Inc*                              33,030
        330 Ametek Inc                                                     6,290
        260 Arvin Industries Inc                                           7,378
        220 Bandag Inc                                                     5,500
        500 Blyth Industries Inc*                                         12,281
        530 Bowater Inc                                                   28,785
      1,215 CK Witco Corp                                                 16,251
        680 Cabot Corp                                                    13,855
        780 Callaway Golf Co                                              13,796
        310 Carlisle Companies Inc                                        11,160
        220 Carpenter Technology Corp                                      6,036
      1,850 Chiron Corp*                                                  78,394
        930 Consolidated Papers Inc                                       29,585
        370 Cordant Technologies Inc                                      12,210
        430 Cytec Industries Inc*                                          9,944
        240 Dexter Corp                                                    9,540
        850 Ethyl Corp                                                     3,346
        360 Ferro Corp                                                     7,920
        380 Flowserve Corp                                                 6,460
        320 Georgia Gulf Corp                                              9,740
        450 Gilead Sciences Inc*                                          24,356
        140 HB Fuller Co                                                   7,831
        410 Harsco Corp                                                   13,018
        800 ICN Pharmaceuticals Inc                                       20,250
      1,170 IMC Global Inc                                                19,159
        310 Kaydon Corp                                                    8,312
        310 Kennametal Inc                                                10,424
        690 Lear Corp*                                                    22,080
        560 Lubrizol Corp                                                 17,290
      1,200 Lyondell Chemical Co                                          15,300
        500 MA Hanna Co                                                    5,469
        480 Martin Marietta Materials Inc                                 19,680
        690 Medimmune Inc*                                               114,454
        710 Meritor Automotive Inc                                        13,756
        520 Microchip Technology Inc*                                     35,587
        220 Minerals Technologies Inc                                      8,814
        300 Modine Manufacturing Co                                        7,500
      1,320 Mylan Laboratories Inc                                        33,247
         50 NCH Corp                                                       2,228
        170 Nordson Corp                                                   8,203
        400 Novellus Systems Inc*                                         49,012
        460 Olin Corp                                                      9,114
        260 Oregon Steel Mills Inc                                         2,064
        430 PH Glatfelter Co                                               6,262
        490 Pentair Inc                                                   18,865
        750 Perrigo Co*                                                    6,000
        250 Precision Castparts Corp                                       6,563
      1,100 RPM Inc                                                       11,206
        250 Ryerson Tull Inc                                               4,859
        110 Sequa Corp Class A*                                            5,933
      1,120 Solutia Inc                                                   17,289
      1,040 Sonoco Products Co                                            23,660
        370 Southdown Inc                                                 19,101
        290 Stewart & Stevenson Services Inc                               3,434
        200 Tecumseh Products Co Class A                                   9,437
        400 Trinity Industries Inc                                        11,375
        460 UCAR International Inc*                                        8,194
        500 USG Corp                                                      23,563
        670 Varco International Inc*                                       6,825
        350 Wellman Inc                                                    6,519
                                                                      $1,023,569

MINING --- 0.1%
        110 Cleveland-Cliffs Inc                                           3,424
         70 Maxxam Inc*                                                    3,001
                                                                          $6,425

OIL & GAS --- 4.2%
        720 BJ Services Company USA*                                      30,105
        880 Devon Energy Corp                                             28,930
      1,400 Ensco International Inc                                       32,025
      1,780 Global Marine Inc*                                            29,593
        290 Hanover Compressor Co*                                        10,948
        500 Helmerich & Payne Inc                                         10,906
      1,150 Kinder Morgan Inc                                             23,215
        460 Murphy Oil Corp                                               26,393
      1,420 Nabors Industries Inc*                                        43,931
        580 Noble Affiliates Inc                                          12,433
      1,340 Noble Drilling Corp*                                          43,885
      1,700 Ocean Energy Inc*                                             13,175
        800 Pennzoil-Quakers State Co                                      8,150
      1,020 Pioneer Natural Resources Co*                                  9,116
      1,850 Santa Fe Snyder Corp*                                         14,800
        500 Smith International Inc*                                      24,844
        880 Ultramar Diamond Shamrock Corp                                19,965
        570 Valero Energy Corp                                            11,329
      1,100 Weatherford International*                                    43,931
                                                                        $437,674

OTHER TRANS. SERVICES --- 0.6%
        440 Alexander & Baldwin Inc                                       10,037
        500 GATX Corp                                                     16,875
        360 JB Hunt Transport Services Inc                                 4,983
        340 Overseas Shipholding Group Inc                                 5,036
        570 Tidewater Inc                                                 20,520
                                                                         $57,451

RAILROADS --- 0.1%
        520 Wisconsin Central Transportation Corp*                         6,987
                                                                          $6,987

RETAIL TRADE --- 4.6%
      1,050 Abercrombie & Fitch Co*                                       28,021
        480 American Eagle Outfitters*                                    21,600
        750 BJ Wholesale Club Inc*                                        27,375
        710 Barnes & Noble Inc*                                           14,644
        400 Bob Evans Farms Inc                                            6,175
        800 Borders Group Inc*                                            12,850
        670 Brinker International Inc*                                    16,080
        430 Buffets Inc*                                                   4,300
        600 CBRL Group Inc                                                 5,822
        520 Claire's Stores Inc                                           11,635
        630 Dollar Tree Stores Inc*                                       30,515
        470 Donaldson Company Inc                                         11,309
        390 Express Scripts Inc*                                          24,960
      1,770 Family Dollar Stores Inc                                      28,872
        390 Fastenal Co                                                   17,525
        500 Furniture Brands International Inc*                           11,000
        430 Hannaford Brothers Co                                         29,804
        610 Heilig-Meyers Co                                               1,678
        340 Lone Star Steakhouse & Saloon Inc*                             3,033
        370 Micro Warehouse Inc*                                           6,845
        500 Neiman Marcus Group Inc*                                      13,969
      1,160 OfficeMax Inc*                                                 6,380
        770 Outback Steakhouse Inc*                                       19,971
        310 Papa John's International Inc*                                 8,079
        320 Payless Shoesource Inc*                                       15,040
        920 Ross Stores Inc                                               16,502
        470 Ruddick Corp                                                   7,285
        320 SPX Corp*                                                     25,860
      1,480 Saks Inc*                                                     23,032
        570 Williams-Sonoma Inc*                                          26,220
                                                                        $476,381

SECURITIES & COMMODITIES --- 0.6%
        940 AG Edwards Inc                                                30,138
        320 Investment Technology Group Inc*                               9,200
        580 Legg Mason Inc                                                21,025
                                                                         $60,363

TRANSPORTATION --- 0.2%
        490 CNF Transportation Inc                                        16,905
                                                                         $16,905

TRANSPORTATION EQUIPMENT --- 1.4%
        270 Borg-Warner Automotive Inc                                    10,935
        750 Federal-Mogul Corp                                            15,094
      1,550 Harley-Davidson Inc                                           99,296
        340 Newport News Shipbuilding Inc                                  9,350
        270 Superior Industries International Inc                          7,239
                                                                        $141,914

UTILITIES --- 0.2%
        610 NSTAR                                                         24,705
                                                                         $24,705

WATER --- 0.2%
        990 American Water Works Company Inc                              21,038
                                                                         $21,038

WHOLESALE TRADE - INDL --- 0.3%
      1,060 Sybron International Corp*                                    26,168
                                                                         $26,168

WHOLESALE TRADE -CONSUMER --- 0.4%
      1,370 Bergen Brunswig Corp Class A                                  11,387
        280 Rayonier Inc                                                  13,527
        530 Tech Data Corp*                                               14,376
                                                                         $39,290

TOTAL COMMON STOCK --- 90.5%                                          $9,411,107
(Cost $8,936,916)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 4.6%
    483,000 Canadian Imperial Bank of Commerce                           483,000
                                                                        $483,000

U.S. GOVERNMENT --- 4.8%
    500,000 United States of America (1)                                 500,217
                                                                        $500,217

TOTAL SHORT-TERM INVESTMENTS --- 9.5%                                   $983,217
(Cost $983,217)

TOTAL INDEX 400 PORTFOLIO --- 100.0%                                 $10,394,324
(Cost $9,920,133)


The Maxim Series Fund

Index 600 Portfolio

COMMON STOCK

AGRICULTURE --- 0.3%
        660 Agribrands International Inc*                                 30,360
      2,446 Delta & Pine Land Co                                          42,499
                                                                         $72,859

AIR --- 1.1%
      2,175 Air Express International Corp                                70,279
      1,180 Atlantic Coast Airlines Holdings Inc*                         28,025
      1,810 Eagle USA Airfreight Inc*                                     78,056
      2,100 Mesa Air Group Inc*                                            9,975
        900 Midwest Express Holdings Inc*                                 28,688
      1,340 Offshore Logistics Inc*                                       12,563
      1,300 Pittston Burlington Group                                     13,813
      1,560 Skywest Inc                                                   43,680
                                                                        $285,079

COMMUNICATIONS --- 2.1%
      1,020 Adaptive Broadband Corp*                                      75,288
      1,760 Allen Group Inc*                                              20,349
      3,080 Aspect Communications Corp*                                  120,505
      3,220 CommScope Inc*                                               129,805
        910 Concord Communications Inc*                                   40,381
      3,200 General Communication Inc Class A*                            14,000
      3,100 HA-LO Industries Inc*                                         23,250
      1,060 Metrocall Inc @*                                                   0
      2,580 PictureTel Corp*                                              11,125
      4,100 TALK.com Inc*                                                 72,775
        500 Teledyne Technologies Inc*                                     4,719
                                                                        $512,197

CONSTRUCTION --- 1.6%
      1,770 Apogee Enterprises Inc                                         8,960
      4,080 DR Horton Inc                                                 56,353
      1,630 Dycom Industries Inc*                                         71,821
      1,500 Geon Co                                                       48,750
      1,600 Insituform Technologies Inc Class A*                          45,200
      1,400 MDC Holdings Inc                                              21,962
      3,330 Morrison Knudsen Corp*                                        26,014
        700 Southern Energy Homes Inc*                                     1,640
      1,880 Standard Pacific Corp                                         20,680
        910 The Ryland Group Inc                                          20,986
      2,300 Toll Brothers Inc*                                            42,838
      1,000 URS Corp*                                                     21,687
        870 US Home Corp*                                                 22,239
                                                                        $409,130

CONSUMER SERVICES --- 8.3%
      1,350 Advanced Paradigm Corp*                                       29,109
        770 Anchor Gaming Co*                                             33,446
        550 Angelica Corp                                                  5,363
      2,780 Aztar Corp*                                                   30,233
      1,460 Biomatrix Inc*                                                28,105
        630 CPI Corp                                                      14,214
        700 Carmike Cinemas Inc Class A*                                   5,468
      2,330 Central Parking Corp                                          44,561
        890 Cooper Companies Inc                                          26,811
      3,760 Coventry Health Care Inc*                                     25,380
        640 Curative Technologies Inc*                                     4,960
      1,200 DBT Online Inc*                                               29,250
        960 Datascope Corp                                                38,400
      2,490 Dendrite International Inc*                                   84,349
        870 Diagnostic Products Corp                                      21,315
      1,576 Enzo Biochem Inc*                                             71,018
      2,600 Epicor Software Corp*                                         13,161
      1,300 Franklin Covey Co*                                             9,750
      1,300 G&K Services Inc Class A                                      42,088
        500 GC Companies Inc*                                             12,938
      3,090 Genesis Health Ventures Inc*                                   6,372
      1,660 Hollywood Park Inc*                                           37,245
      1,840 Hooper Holmes Inc                                             47,380
      2,680 IDEC Pharmaceuticals Corp*                                   263,310
      1,800 Incyte Pharmaceuticals Inc*                                  108,000
        730 Insurance Auto Actions Inc*                                   11,498
      4,030 Interim Services Inc*                                         99,743
      2,760 Jones Pharmaceuticals Inc                                    119,886
      2,700 Labor Ready Inc*                                              32,738
      1,590 Laser Vision Centers Inc*                                     16,794
      2,000 Magellan Health Services Inc*                                 12,624
      1,830 Medicis Pharmaceutical Corp Class A*                          77,888
      2,280 Medquist Inc*                                                 58,851
      1,300 NCS HealthCare Inc Class A*                                    3,128
      1,425 NFO Worldwide Inc*                                            31,884
      2,090 North American Vaccine Inc*                                    9,405
      3,060 Orthodontic Centers of America Inc*                           36,527
        900 Osteotech Inc*                                                12,038
        990 Pediatrix Medical Group*                                       6,930
      2,030 Players International Inc*                                    16,683
      3,100 Prime Hospitality Corp*                                       27,317
      1,394 Priority Healthcare Corp*                                     40,338
      2,450 Regis Corp                                                    46,244
      2,840 Renal Care Group Inc*                                         66,385
      3,640 Rollins Truck Leasing Corp                                    43,451
      1,710 Sierra Health Services Inc*                                   11,435
      1,870 Staffmark Inc*                                                14,141
      1,900 The Marcus Corp                                               25,530
      1,880 Theragenics Corp*                                             17,037
      5,450 US Oncology Inc*                                              26,907
      1,950 Universal Health Services Inc Class B*                        70,200
      1,940 Varian Medical Systems Inc                                    57,835
      1,110 Wesley Jessen Visioncare*                                     42,041
                                                                      $2,067,704

CREDIT INSTITUTIONS --- 3.5%
      1,600 Anchor Bancorp Wisconsin Inc                                  24,200
      1,630 Carolina First Corp                                           29,748
      1,781 Commerce Bancorp Inc                                          72,018
      3,745 Commercial Federal Corp                                       66,706
      3,370 Cullen/Frost Bankers Inc                                      86,778
      1,810 First BanCorp                                                 37,558
      2,610 First Midwest Bancorp Inc                                     69,165
        920 Investors Financial Services Corp                             42,320
      2,020 Premier Bancshares Inc                                        27,523
      1,800 Riggs National Corp                                           23,737
      2,350 Susquehanna Bancshares Inc                                    37,306
      3,400 Trustco Bank Corp                                             45,050
      1,190 US Trust Corp                                                 95,423
      2,710 UST Corp                                                      86,043
      2,720 United Bankshares Inc                                         64,940
      1,440 Whitney Holding Corp                                          53,369
                                                                        $861,884

ELECTRIC --- 1.0%
        470 Bangor Hydro Electric Co                                       7,667
      1,070 CH Engergy Group Inc                                          35,310
        700 Central Vermont Public Service Corp                            7,438
      1,300 Eastern Utilities Associates                                  39,406
      1,900 Energen Corp                                                  34,318
        340 Green Mountain Power Corp                                      2,529
      1,470 NorthWestern Corp                                             32,340
        860 TNP Enterprises Inc                                           35,475
        910 United Illuminating Co                                        46,751
                                                                        $241,234

ELECTRONICS - HIGH TECH --- 20.4%
      1,300 ADAC Laboratories*                                            13,975
        640 Alliant Techsystems Inc*                                      39,880
      1,240 Alpha Industries Inc*                                         71,067
      1,190 American Xtal Technology Inc*                                 20,750
        800 Analogic Corp                                                 26,400
      2,300 Anixter International Inc*                                    47,438
      2,370 Artesyn Technologies Inc*                                     49,770
      1,600 Aspen Technology Inc*                                         42,299
      1,740 Auspex Systems Inc*                                           17,835
      2,280 Baldor Electric Co                                            41,325
      1,030 Benchmark Electronics Inc*                                    23,625
      1,210 Black Box Corp*                                               81,070
      3,525 Burr Brown Corp*                                             127,341
        970 C COR Electronics Inc*                                        74,326
      2,580 C-Cube Microsystems Inc*                                     160,605
      1,750 CTS Corp                                                     131,906
      1,790 Cable Design Technologies Co*                                 41,170
        380 Centigram Communications Corp*                                 6,365
      1,900 Checkpoint Systems Inc*                                       19,355
      1,500 Clarify Inc*                                                 189,000
      2,630 Cognex Corp*                                                 102,570
      1,520 Coherent Inc*                                                 40,660
      1,000 Conmed Corp*                                                  25,875
        810 Cybex Computer Products Corp*                                 32,805
      1,830 Dallas Semiconductor Corp                                    117,920
        950 Digi International Inc*                                        9,915
      4,310 Digital Microwave Corp*                                      101,013
      1,410 Dionex Corp*                                                  58,074
        830 Electro Scientific Industries Inc*                            60,590
      1,270 Electroglas Inc*                                              32,226
      1,100 Esterline Technologies Corp*                                  12,718
      1,370 Etec Systems Inc*                                             61,479
      1,440 Exabyte Corp*                                                 10,800
      1,010 FactSet Research Systems Inc                                  80,421
      2,340 General Semiconductor Inc*                                    33,198
      1,000 Great Plains Software Inc*                                    74,750
      1,550 HNC Software Inc*                                            163,913
        870 Hadco Corp*                                                   44,370
      1,200 Hanger Orthopedic Group*                                      12,000
      2,460 Harbinger Corp*                                               78,258
      1,100 Harman International Industries Inc                           61,738
        700 Harmon Industries Inc                                          8,488
        970 Hologic Inc*                                                   5,578
      1,570 Hutchinson Technology Inc*                                    33,363
      2,892 InaCom Corp*                                                  21,146
      3,200 Input/Output Inc*                                             16,198
      1,650 Inter-Tel Inc                                                 41,250
      3,300 International Rectifier Corp*                                 85,800
      2,030 Intervoice Inc*                                               47,198
      1,900 Invacare Corp                                                 38,118
      2,520 Kemet Corp*                                                  113,556
      1,790 Kent Electronics Corp*                                        40,723
      3,470 Komag Inc*                                                    10,844
      1,400 Kroll-O'Gara Co*                                              23,100
      3,040 Lattice Semiconductor Corp*                                  143,260
      3,150 Macromedia Inc*                                              230,344
      1,550 Mentor Corp                                                   40,009
      2,260 Methode Electronics Inc Class A                               72,603
      2,610 Micrel Inc*                                                  148,606
      2,020 National Computer Systems Inc                                 76,003
      1,360 Network Equipment Technologies Inc*                           16,064
      1,100 Oak Industries Inc*                                          116,738
      4,100 P-Com Inc*                                                    36,256
        670 Park Electrochemical Corp                                     17,797
      1,510 Pinnacle Systems Inc*                                         61,437
      1,725 Pioneer-Standard Electronics Inc                              24,904
      1,050 Plantronics Inc*                                              75,140
      1,110 Plexus Corp*                                                  48,840
      1,360 Project Software & Development Inc*                           75,480
        740 Proxim Inc*                                                   81,400
      3,160 Read-Rite Corp*                                               15,010
      1,850 Remedy Corp*                                                  87,644
      1,900 Respironics Inc*                                              15,139
      1,100 Royal Appliance Manufacturing Co*                              5,363
      3,650 Safeskin Corp*                                                44,256
        600 Spacelabs Inc*                                                11,137
      1,000 Standard Microsystems Corp*                                   10,812
      2,950 Summit Technology Inc*                                        34,477
      1,400 Sunrise Medical Inc*                                           8,662
        970 SymmetriCom Inc*                                               9,639
      1,030 Technitrol Inc                                                45,835
      1,030 Telxon Corp                                                   16,480
      1,000 Thomas Industries Inc                                         20,437
        737 Three Five Systems Inc*                                       30,203
      1,430 Trimble Navigation Ltd*                                       30,924
      2,000 Valence Technology Inc*                                       38,000
      1,900 Verity Inc*                                                   80,868
      2,610 Vicor Corp*                                                  105,705
      1,910 Visio Corp*                                                   90,725
        780 Vital Signs Inc                                               17,843
        420 Watkins Johnson Co                                            16,800
      1,350 X-Rite Inc                                                     8,438
      1,990 Zebra Technologies Corp Class A*                             116,415
                                                                      $5,051,850

ENVIRONMENTAL SERVICES --- 0.1%
      1,410 ABM Industries Inc                                            28,729
        860 Tetra Technologies Inc*                                        6,235
                                                                         $34,964

GAS --- 2.0%
      1,970 Atmos Energy Corp                                             40,261
        700 Cascade Natural Gas Corp                                      11,288
        660 Connecticut Energy Corp                                       25,658
      1,130 New Jersey Resources Corp                                     44,140
      1,590 Northwest Natural Gas Co                                      34,880
      1,980 Piedmont Natural Gas Company Inc                              59,895
      2,560 Pogo Producing Co                                             52,480
      1,300 Public Service Company of North Carolina Inc                  42,006
      3,083 Southern Union Co*                                            58,962
      1,960 Southwest Gas Corp                                            45,080
      1,590 Southwestern Energy Co                                        10,434
      2,390 Wicor Inc                                                     69,757
                                                                        $494,841

HOLDING & INVEST. OFFICES --- 2.7%
      1,490 Banknorth Group Inc                                           39,858
      1,790 Centura Banks Inc                                             78,984
      1,800 Chittenden Corp                                               53,325
      3,170 Community First Bancshares Inc                                49,928
        790 Dain Rauscher Corp                                            36,735
      2,280 Eaton Vance Corp                                              86,640
      3,199 Hudson United Bancorp                                         81,773
        600 JSB Financial Inc                                             31,125
      1,520 MAF Bancorp Inc                                               31,824
      1,690 Pioneer Group Inc*                                            26,618
      1,620 Provident Bankshares Corp                                     28,045
      1,350 Queens County Bancorp Inc                                     36,619
      1,410 Silicon Valley Bancshares*                                    69,795
        900 WHX Corp*                                                      8,100
                                                                        $659,369

INDUSTRIAL SERVICES --- 11.7%
      1,270 Aaron Rents Inc                                               22,543
      3,590 Advanced Tissue Sciences Inc*                                  8,975
      1,350 Advo Inc*                                                     32,063
      2,600 American Management Systems Inc*                              81,575
      1,430 Analysts International Corp                                   17,875
      1,310 Apex Inc*                                                     42,248
      1,500 Avid Technology Inc*                                          19,593
        890 Barra Inc*                                                    28,258
      2,370 Billing Information Concepts*                                 15,405
      1,730 Bisys Group Inc*                                             112,883
      1,200 CDI Corp*                                                     28,950
      2,140 Cerner Corp*                                                  42,130
      1,870 ChoicePoint Inc*                                              77,371
      3,750 Ciber Inc*                                                   103,125
      1,320 Computer Task Group Inc                                       19,552
        890 Fair Isaac & Co Inc                                           47,170
      2,060 FileNET Corp*                                                 52,530
      1,975 Hyperion Solutions Corp*                                      85,913
      1,790 Information Resources Inc*                                    16,558
        900 Itron Inc*                                                     5,513
      1,279 Jack Henry & Associates Inc                                   68,666
      1,200 Lason Inc*                                                    13,200
      1,340 Maximus Inc*                                                  45,476
      2,430 Mercury Interactive Corp*                                    262,234
      2,160 National Data Corp                                            73,304
      3,170 National Instruments Corp*                                   121,253
      1,570 Pharmaceutical Product Development Inc*                       18,644
      1,430 Prepaid Legal Services Inc*                                   34,320
      1,272 Primark Corp*                                                 35,377
      1,100 Progress Software Corp*                                       62,425
        860 QRS Corp*                                                     90,300
      2,450 RSA Security  Inc*                                           189,875
      4,830 S3 Inc*                                                       55,844
      1,120 SEI Investments Cos                                          133,297
      1,150 Service Experts Inc*                                           6,684
      2,117 Shire Pharmaceuticals*                                        61,646
      4,540 Snyder Communications Inc                                     87,395
        830 Stone & Webster Inc                                           13,954
      1,180 THQ Inc*                                                      27,361
      2,720 Technology Solutions Co*                                      89,080
      2,425 Tetra Tech Inc*                                               37,284
      3,080 The Profit Recovery Group International Inc*                  81,811
      3,060 True North Communications Inc                                136,742
      1,750 Vantive Corp*                                                 31,719
        960 Volt Information Sciences Inc*                                22,920
      3,590 Whittman Hart Inc*                                           192,514
        980 ZixIt Corp*                                                   38,833
                                                                      $2,892,388

INSURANCE --- 2.4%
      1,495 Ace Ltd                                                       24,947
      1,170 Arthur J Gallagher & Co                                       75,758
      1,319 Delphi Financial Group Inc Class A*                           39,570
        830 EW Blanch Holdings                                            50,838
      2,400 Enhance Financial Services Group Inc                          39,000
      1,814 Fidelity National Financial Inc                               26,076
      4,140 First American Financial Corp                                 51,489
      4,440 Fremont General Corp                                          32,745
      2,210 Frontier Insurance Group Inc                                   7,596
        830 Hilb Rogal & Hamilton Co                                      23,448
      2,780 Mutual Risk Management Ltd                                    46,737
      2,360 Radian Group Inc                                             112,690
      1,750 Selective Insurance Group Inc                                 30,077
      1,180 Trenwick Group Inc                                            19,986
      1,100 Zenith National Insurance Corp                                22,688
                                                                        $603,645

MFTG - CONSUMER PRODS. --- 6.5%
      1,080 Action Performance Companies Inc*                             12,420
        900 Ashworth Inc*                                                  3,713
        780 Bassett Furniture Industries Inc                              12,480
      2,350 Bowne & Company Inc                                           31,725
      1,150 Canandaigua Wine Co Inc Class B*                              58,650
      1,160 Catalina Marketing Corp*                                     134,270
      3,030 Champion Enterprises Inc*                                     25,943
      4,180 Chiquita Brands International Inc                             19,855
        560 Coca-Cola Bottling Co                                         26,530
      1,600 Cone Mills Corp*                                               7,200
      1,000 Consolidated Graphics Inc*                                    14,937
      2,370 Corn Products International Inc                               77,618
      1,000 Cyrk Inc*                                                     11,875
      2,750 Dimon Inc                                                      8,938
      2,700 Earthgrains Co                                                43,538
      1,240 Elcor Corp                                                    37,355
      2,590 Ethan Allen Interiors Inc                                     83,041
      1,000 Gibson Greetings Inc*                                          8,968
      1,410 Guilford Mills Inc                                            10,223
      1,550 Gymboree Corp*                                                 8,719
        460 Haggar Corp                                                    5,233
      1,940 Hartmarx Corp*                                                 7,880
        940 Innovex Inc                                                    8,813
      3,340 Interface Inc Class A                                         19,205
        570 J&J Snack Foods Corp*                                         11,685
      1,920 John H Harland Co                                             35,159
      1,900 Just For Feet Inc*                                             2,314
      1,600 Justin Industries Inc                                         23,800
        690 K-Swiss Inc                                                   12,819
      1,115 K2 Inc                                                         8,502
      1,750 Kellwood Co                                                   34,015
      3,300 La-Z-Boy Inc                                                  55,480
      2,500 Linens 'N Things Inc*                                         74,063
      1,000 Lydall Inc*                                                    6,625
      1,290 Michael Foods Inc                                             31,766
        466 National Presto Industries Inc                                16,543
      1,075 Nature's Sunshine Products Inc                                 8,600
        880 New England Business Service Inc                              21,505
      2,990 Oakwood Homes Corp                                             9,529
        810 Oshkosh B'Gosh Inc Class A                                    17,060
        490 Oxford Industries Inc                                          9,708
        780 Panera Bread Co*                                               6,045
      1,600 ParExel International Corp*                                   18,899
        900 Performance Food Group Co*                                    21,938
      1,700 Phillips-Van Heusen Corp                                      14,130
        860 Pillowtex Corp                                                 5,321
      1,440 Quicksilver Inc*                                              22,320
      1,950 Ralcorp Holdings Inc*                                         38,877
      1,000 Schweitzer-Mauduit International Inc                          13,437
      2,880 Smithfield Foods Inc*                                         69,120
      1,580 Sola International Inc*                                       21,923
      2,920 Stride Rite Corp                                              18,980
        500 Swiss Army Brands Inc*                                         3,563
      2,140 Tenneco Automotive Inc                                        19,928
        700 The Dixie Group Inc*                                           5,163
      1,330 The Timberland Co Class A*                                    70,324
      1,320 Titan International Inc                                        8,580
        880 USA Detergents Inc*                                            2,420
      1,290 Universal Forest Products Inc                                 19,028
      3,570 Valassis Communications Inc*                                 150,833
      2,600 Wolverine World Wide Inc                                      28,436
                                                                      $1,617,567

MFTG - INDUSTRIAL PRODS. --- 14.6%
      1,090 AT Cross Co Class A*                                           4,905
      2,800 Alliance Pharmaceutical Corp*                                 20,650
      1,884 Alpharma Inc Class A                                          57,933
        570 Amcast Industrial Corp                                         9,334
      2,475 Applied Power Inc Class A                                     90,956
      2,310 Aptargroup Inc                                                58,039
      1,200 Astec Industries Inc*                                         22,574
      1,740 BMC Industries Inc                                             8,483
      1,450 Barr Labs Inc*                                                45,494
      1,550 Belden Inc                                                    32,550
      3,360 Bio-Technology General Corp*                                  51,240
      1,890 Birmingham Steel Corp                                         10,040
      1,030 Brush Wellman Inc                                             17,316
      2,240 Buckeye Technologies Inc*                                     33,320
        450 Butler Manufacturing Co                                       10,040
        810 C&D Technologies Inc                                          34,425
      1,600 COR Therapeutics Inc*                                         43,000
      1,570 Cambrex Corp                                                  54,066
      1,610 Caraustar Industries Inc                                      38,640
      2,050 Cephalon Inc*                                                 70,852
      1,160 ChemFirst Inc                                                 25,375
        670 Chemed Corp                                                   19,179
      1,530 Clarcor Inc                                                   27,540
      1,050 Commonwealth Industries Inc                                   13,650
      1,570 Cygnus Inc*                                                   28,653
      2,800 Dura Pharmaceuticals Inc*                                     39,024
      2,290 Fedders Corp                                                  12,595
      1,200 Florida Rock Industries Inc                                   41,324
        930 Flow International Corp*                                      10,579
      2,040 Fossil Inc*                                                   47,175
        960 Gardner Denver Machinery Inc*                                 16,020
      1,400 Gerber Scientific Inc                                         30,712
      1,400 Global Industries Technologies Inc*                           18,025
      1,300 Graco Inc                                                     46,638
      1,900 Griffon Corp*                                                 14,843
      1,410 Helix Technology Corp                                         63,185
      1,880 IDEX Corp                                                     57,105
      2,320 IDEXX Laboratories Inc*                                       37,410
      1,050 IMCO Recycling Inc                                            13,256
      1,600 Immune Response Corp*                                          6,949
        530 Insteel Industries Inc                                         4,803
        786 Intermagnetics General Corp*                                   6,878
      1,600 Intermet Corp                                                 18,600
      1,020 Ionics Inc*                                                   28,688
      2,800 JLG Industries Inc                                            44,624
        800 Kronos Inc*                                                   48,000
      1,490 Kulicke & Soffa Industries Inc*                               63,417
      1,010 Libbey Inc                                                    29,038
      1,470 Lilly Industries Inc Class A                                  19,752
        790 Lindsay Manufacturing Co                                      14,418
      2,490 Liposome Company Inc*                                         30,385
      1,040 MICROS Systems Inc*                                           76,960
      1,600 MacDermid Inc                                                 65,699
        990 Material Sciences Corp*                                       10,085
        630 McWhorter Technologies Inc*                                   10,080
      1,661 Mississippi Chemical Corp                                     10,277
      2,220 Mueller Industries Inc*                                       80,475
      1,262 Myers Industries Inc                                          19,877
      4,260 NBTY Inc*                                                     49,254
        380 Nashua Corp*                                                   2,850
      1,370 Noven Pharmaceuticals Inc*                                    24,831
      1,510 OM Group Inc                                                  52,000
      1,930 Organogenesis Inc*                                            16,766
      2,941 Paxar Corp*                                                   24,813
        480 Penford Corp                                                   8,280
      1,500 Photronics Inc*                                               42,938
      1,550 Polaris Industries Inc                                        56,188
        950 Pope & Talbot Inc                                             15,200
      1,280 Powerwave Technologies Inc*                                   74,720
      1,190 Protein Design Labs Inc*                                      83,300
        570 Quaker Chemical Corp                                           8,123
        900 Quanex Corp                                                   22,950
      1,300 RTI International Metals Inc*                                  9,750
        590 RailTex Inc*                                                  10,546
      1,330 Regal-Beloit Corp                                             27,431
      1,990 Regeneron Pharmaceuticals Inc*                                25,373
      1,770 Reliance Steel & Aluminum Co                                  41,483
        750 Republic Group Inc                                            11,344
        950 ResMed Inc*                                                   39,663
        700 Robbins & Myers Inc                                           15,838
      1,920 Roper Industries Inc                                          72,599
      1,300 Russ Berrie & Company Inc                                     34,125
      2,280 SLI Inc*                                                      30,921
        800 SPS Technologies Inc*                                         25,550
      1,140 Scott Technologies Inc*                                       21,518
      1,810 Scotts Co Class A*                                            72,853
      1,750 Shorewood Packaging Corp*                                     33,140
      2,100 Silicon Valley Group Inc*                                     37,275
      1,220 Specialty Equipment Companies Inc*                            29,203
      1,870 SpeedFam-IPEC Inc*                                            24,192
        810 Standex International Corp                                    16,959
        700 Steel Technologies Inc                                        10,150
      1,700 Sturm Ruger Company Inc                                       15,088
      1,280 Techne Corp*                                                  70,479
      1,330 Texas Industries Inc                                          56,608
      1,645 The Manitowoc Company Inc                                     55,930
        875 Thomas Nelson Inc                                              8,094
        800 Toro Co                                                       29,850
      2,980 Tower Automotive Inc*                                         46,002
      2,350 Tredegar Industries Inc                                       48,614
      1,360 Ultratech Stepper Inc*                                        21,930
      1,490 Valmont Industries Inc                                        23,932
      1,620 Vertex Pharmaceuticals Inc*                                   56,700
        990 WD-40 Co                                                      21,904
      1,430 WH Brady Co Class A                                           48,530
      1,680 Watts Industries Inc Class A                                  24,780
        810 Wolverine Tube Inc*                                           11,441
      1,175 Wynn's International Inc                                      16,597
      1,790 Xircom Inc*                                                  134,250
                                                                      $3,628,005

MINING --- 0.4%
      1,700 AMCOL International Corp                                      27,413
      1,850 Coeur D'Alene Mines Co*                                        6,358
      2,400 Stillwater Mining Co*                                         76,500
                                                                        $110,271

OIL & GAS --- 2.4%
        900 Atwood Oceanics Inc*                                          34,763
      2,070 Barrett Resources Corp*                                       60,935
      1,800 Benton Oil & Gas Co*                                           3,487
      1,600 Cabot Oil & Gas Corp                                          25,699
        990 Cal Dive International Inc*                                   32,794
      3,100 Cross Timbers Oil Co                                          28,092
      1,100 Dril-Quip Inc*                                                33,413
      2,534 Friede Goldman Halter Inc*                                    17,578
      1,200 HS Resources Inc*                                             20,700
      2,640 Newfield Exploration Co*                                      70,620
      1,480 Oceaneering International Inc*                                22,107
      1,130 Plains Resources Inc*                                         14,125
      3,830 Pride International Inc*                                      56,014
      1,350 Remington Oil & Gas Corp*                                      5,231
      1,550 Seitel Inc                                                    10,463
        700 St Mary Land & Exploration Co                                 17,325
      1,170 Stone Energy Corp*                                            41,681
      2,800 Tuboscope Vetco International Corp*                           44,450
      3,960 Vintage Petroleum Inc*                                        47,766
                                                                        $587,243

OTHER TRANS. SERVICES --- 1.9%
      2,030 American Freightways Corp*                                    32,860
      1,260 Arkansas Best Corp*                                           15,120
      3,390 Brightpoint Inc*                                              44,494
      3,200 Expeditors International of Washington Inc                   140,198
      2,300 Fritz Companies Inc*                                          24,150
      1,000 Frozen Food Express Industries Inc                             3,875
      1,884 Heartland Express Inc*                                        29,673
        600 Landstar System Inc*                                          25,687
        780 MS Carriers Inc*                                              18,623
        900 Rural/Metro Corp*                                              3,853
      1,680 USFreightways Corp                                            80,430
      3,022 Werner Enterprises Inc                                        42,495
                                                                        $461,458

REAL ESTATE --- 0.0%
      3,100 Amresco Inc*                                                   4,359
                                                                          $4,359

RETAIL TRADE --- 7.5%
      1,600 99 Cents Only Stores*                                         61,200
      4,660 AmeriCredit Corp*                                             86,210
      1,850 Ames Department Stores Inc*                                   53,302
      2,000 AnnTaylor Stores Corp*                                        68,874
      1,730 Applebee's International Inc                                  51,035
      2,300 Bombay Company Inc*                                           10,350
      1,150 Books-A-Million Inc*                                           9,559
      1,160 Brown Shoe Co                                                 16,385
        800 Builders Material Holding Corp*                                8,200
      1,720 CEC Entertainment Inc*                                        48,805
      3,310 CKE Restaurants Inc                                           19,446
      3,350 Casey's General Stores Inc                                    34,964
      1,616 Cash America International Inc                                15,756
      1,690 Cato Corp Class A                                             21,336
      1,270 Cheesecake Factory Inc*                                       44,450
      1,857 Consolidated Products Inc*                                    18,800
      1,700 Copart Inc*                                                   73,950
      1,300 Cost Plus Inc*                                                46,313
        350 Danmark International Inc*                                     5,513
      1,060 Discount Auto Parts Inc*                                      19,146
        860 Enesco Group Inc                                               9,513
      1,330 Footstar Inc*                                                 40,565
      2,660 GenCorp Inc                                                   26,268
      2,100 Goody's Family Clothing Inc*                                  11,288
        800 Gottschalks Inc*                                               5,950
      1,350 Group 1 Automotive Inc*                                       18,815
      1,200 Hancock Fabrics Inc                                            3,750
      1,280 IHOP Corp*                                                    21,359
      1,640 Insight Enterprises Inc*                                      66,625
        900 J Baker Inc                                                    5,400
      2,420 Jack In The Box Inc*                                          50,063
      1,560 Jan Bell Marketing Inc*                                        4,485
      1,140 Jo-Ann Stores Inc Class A*                                    12,825
      1,580 Landry's Seafood Restaurant Co*                               13,725
        580 Lillian Vernon Corp                                            6,453
      1,400 Luby's Cafeterias Inc                                         15,925
      1,840 Michaels Stores Inc*                                          52,440
      2,418 Midway Games Inc*                                             57,880
      3,210 O'Reilly Automotive Inc*                                      69,015
      2,660 Omnova Solutions Inc                                          20,615
      1,980 Pacific Sunwear of California Inc*                            63,113
      6,117 Pier 1 Imports Inc                                            38,996
      1,970 Ruby Tuesday Inc                                              35,828
      2,300 Ryan's Family Steak Houses Inc*                               19,550
      1,920 ShopKo Stores Inc*                                            44,160
      1,180 Sonic Corp*                                                   33,630
      2,830 Stein Mart Inc*                                               16,094
      1,460 TCBY Enterprises Inc                                           5,566
        990 TJ International Inc                                          41,580
        840 Taco Cabana Inc*                                               6,825
      1,280 The Dress Barn Inc*                                           21,280
      2,655 The Men's Wearhouse Inc*                                      77,991
      2,030 The Sports Authority Inc*                                      4,060
      1,500 Triarc Companies Inc Class A*                                 27,563
        880 Wet Seal Inc Class A*                                         10,780
      1,670 Whole Foods Market Inc*                                       77,446
      2,240 Zale Corp*                                                   108,360
                                                                      $1,859,375

SECURITIES & COMMODITIES --- 0.5%
      1,791 Downey Financial Corp                                         36,155
      1,520 Jefferies Group Inc                                           33,440
      3,010 Raymond James Financial Inc                                   56,248
                                                                        $125,843

TRANSPORTATION EQUIPMENT --- 2.1%
      1,740 AAR Corp                                                      31,210
      1,490 AO Smith Corp                                                 32,594
      1,600 Arctic Cat Inc                                                16,000
        960 Aviation Sales Co*                                            15,840
      1,580 BE Aerospace Inc*                                             13,330
      1,000 Coachmen Industries Inc                                       15,125
      4,650 Gentex Corp*                                                 129,038
        650 Huffy Corp                                                     3,413
      2,830 MascoTech Inc                                                 35,904
      1,200 Monaco Coach Corp*                                            30,674
      2,380 Orbital Sciences Corp*                                        44,178
      1,150 Simpson Industries Inc                                        12,938
        580 Skyline Corp                                                  13,630
        800 Spartan Motors Inc                                             3,500
        820 Standard Motor Products Inc                                   13,223
        770 Thor Industries Inc                                           23,436
      1,450 Wabash National Corp                                          21,750
      1,400 Winnebago Industries Inc                                      28,087
      1,580 Yellow Corp*                                                  26,563
                                                                        $510,433

WATER --- 1.0%
        570 American States Water Co                                      20,520
        730 Aquarion Co                                                   27,010
      1,550 Kirby Corp*                                                   31,775
      2,599 Philadelphia Suburban Corp                                    53,766
        720 Seacor Holdings Inc*                                          37,260
      2,470 United Water Resources Inc                                    84,442
                                                                        $254,773

WHOLESALE TRADE - INDL --- 0.8%
        875 AM Castle & Co                                                10,281
      1,330 Applied Industrial Technology Inc                             22,111
      2,146 Bindley Western Industries Inc                                32,323
        660 Lawson Products Inc                                           15,263
      1,300 MicroAge Inc*                                                  4,550
      2,200 Nautica Enterprises Inc*                                      24,886
      2,140 Patterson Dental Co*                                          91,218
      1,350 TBC Corp*                                                      8,438
                                                                        $209,070

WHOLESALE TRADE -CONSUMER --- 1.1%
      1,200 Barnes Group Inc                                              19,574
        913 Commercial Metals Co                                          30,984
      1,100 Department 56 Inc*                                            24,888
      2,470 Fleming Companies Inc                                         25,318
      1,490 Hughes Supply Inc                                             32,127
      1,480 Kaman Corp Class A                                            19,055
        700 Nash Finch Co                                                  4,463
      2,050 Owens & Minor Inc                                             18,321
        770 Simpson Manufacturing Company Inc*                            33,688
        750 Syncor International Corp*                                    21,844
      1,160 United Natural Foods Inc*                                     13,920
      1,840 Watsco Inc                                                    21,274
                                                                        $265,456

TOTAL COMMON STOCK --- 96.0%                                         $23,820,997
(Cost $20,323,924)

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT --- 4.0%
  1,000,000 United States of America (1)                               1,000,434
                                                                      $1,000,434

TOTAL SHORT-TERM INVESTMENTS --- 4.0%                                 $1,000,434
(Cost $1,000,434)

TOTAL INDEX 600 PORTFOLIO --- 100.0%                                 $24,821,431
(Cost $21,324,358)


The Maxim Series Fund

Loomis Sayles Corporate Bond Portfolio

BONDS

AGENCY --- 6.0%
 14,150,000 Fannie Mae                                                 3,873,315
            Zero Coupon
            8.390% October 29, 2007
  8,000,000 Fannie Mae (3)                                             7,756,000
            Zero Coupon
            6.625% September 15, 2009
                                                                     $11,629,315

AIR --- 0.0%
     73,900 Northwest Airlines Corp                                       78,057
            Notes
            9.360% March 10, 2006
                                                                         $78,057

CANADIAN - FEDERAL --- 3.4%
  5,000,000 BC Generic Residual (3)                                      542,966
            Zero Coupon
            6.760% November 19, 2027
 35,550,000 Canadian Residual (3)                                      5,141,570
            Zero Coupon
            6.260% June 1, 2025
  4,650,000 Canadian Residual (3)                                        784,990
            Zero Coupon
            6.400% June 1, 2022
                                                                      $6,469,526

CANADIAN - PROVINCIAL --- 11.8%
  1,760,000 British Columbia                                           1,050,194
            Debentures
            5.700% June 18, 2029
  5,000,000 British Columbia (3)                                         668,746
            Zero Coupon
            6.780% August 23, 2024
  9,815,000 British Columbia (3)                                       1,520,203
            Zero Coupon
            9.500% June 9, 2022
  1,400,000 British Columbia (3)                                         365,863
            Zero Coupon
            6.860% June 9, 2014
 11,415,000 British Columbia (3)                                       1,745,079
            Zero Coupon
            6.790% August 19, 2022
  6,500,000 British Columbia (3)                                       1,793,694
            Zero Coupon
            8.500% August 23, 2013
  2,500,000 British Columbia (3)                                         435,551
            Zero Coupon
            6.780% September 5, 2020
    275,000 British Columbia Providence                                  211,195
            Debentures
            7.875% November 30, 2023
  5,000,000 Hydro-Quebec (3)                                             841,130
            Zero Coupon
            6.980% August 15, 2020
  5,000,000 MP Generic Residual (3)                                      437,976
            Zero Coupon
            6.740% March 5, 2031
  5,373,000 Manitoba                                                   4,180,179
            Bonds
            7.750% December 22, 2025
  3,800,000 Manitoba Province                                          2,571,781
            Debentures
            6.500% September 22, 2017
  1,500,000 New Brunswick FM Project # (3)                               777,755
            Zero Coupon
            6.470% November 30, 2027
    500,000 Newfoundland                                                 311,771
            Debentures
            6.150% April 17, 2028
 11,300,000 Ontario Residual (3)                                       1,288,967
            Zero Coupon
            6.680% June 2, 2027
  4,800,000 Ontario Residual (3)                                         746,778
            Zero Coupon
            6.740% July 13, 2022
  3,650,000 Ontario Residual (3)                                         453,784
            Zero Coupon
            6.740% December 2, 2025
  4,927,386 Province of Alberta                                        3,276,046
            Debentures
            5.930% September 16, 2016
                                                                     $22,676,692

COMMUNICATIONS --- 9.1%
  1,850,000 CBS Corp                                                   1,816,848
            Notes
            7.875% September 1, 2023
    250,000 CBS Inc                                                      214,353
            Notes
            7.125% November 1, 2023
    500,000 Century Communications Corp Class A                          442,500
            Senior Notes
            8.375% November 15, 2017
    500,000 Charter Communication Holdings (2)                           306,250
            Step Bond 0%/9.920%
            10.790% April 1, 2011
    700,000 Clearnet Communications (2)                                  282,571
            Step Bond 0%/10.750%
            12.160% February 15, 2009
    500,000 Clearnet Communications (2)                                  219,161
            Step Bond 0%/10.400%
            12.050% May 15, 2008
  1,400,000 Clearnet Communications (2)                                  691,268
            Step Bond 0%/11.750%
            12.390% August 13, 2007
  2,900,000 Fox Family Worldwide Inc (2)                               1,877,750
            Step Bond 0%/10.250%
            12.580% November 1, 2007
  2,500,000 Intermedia Communications Inc (2)                          1,500,000
            Step Bond 0%/12.250%
            12.450% March 1, 2009
  1,000,000 Multicanal SA                                                780,000
            Notes
            10.500% April 15, 2018
  1,775,000 Nextel Communications Inc (2)                              1,264,688
            Step Bond 0%/9.750%
            9.370% October 31, 2007
  1,400,000 Nextel International Inc (2)                                 826,000
            Step Bond 0%/12.125%
            14.210% April 15, 2008
    500,000 Nextlink Communications Inc (2)                              317,500
            Step Bond 0%/9.450%
            11.600% April 15, 2008
    500,000 Nextlink Communications Inc (2)                              307,500
            Step Bond 0%/12.250%
            11.750% June 1, 2009
  1,750,000 RCN Corp (2)                                               1,155,000
            Step Bond 0%/9.800%
            11.510% February 15, 2008
  1,475,000 RCN Corp (2)                                               1,043,563
            Step Bonds 0%/11.125%
            11.810% October 15, 2007
  2,100,000 RCN Corp (2)                                               1,380,750
            Step Bond 0%/11.000%
            11.630% July 1, 2008
    300,000 Rogers Communications Inc                                    258,750
            Convertible Debentures
            2.000% November 26, 2005
  1,650,000 Time Warner Inc                                            1,406,922
            Company Guaranteed Debentures
            6.625% May 15, 2029
    750,000 Time Warner Inc                                              718,493
            Company Guaranteed Debentures
            7.570% February 1, 2024
    950,000 Total Access Communication PLC #                             728,175
            Bonds
            8.375% November 4, 2006
                                                                     $17,538,042

CONSTRUCTION --- 0.5%
    350,000 Empresa ICA SA                                               203,000
            Convertible Subordinated Debentures
            5.000% March 15, 2004
    500,000 Pulte Corp                                                   455,925
            Senior Notes
            7.300% October 24, 2005
    450,000 Schuler Homes Inc                                            366,750
            Convertible Subordinated Debentures
            6.500% January 15, 2003
                                                                      $1,025,675

CONSUMER SERVICES --- 1.9%
  1,250,000 Bausch & Lomb Inc                                          1,073,013
            Debentures
            7.125% August 1, 2028
  2,000,000 Columbia/HCA Healthcare Corp                               1,520,000
            Debentures
            7.050% December 1, 2027
    250,000 Columbia/HCA Healthcare Corp                                 202,500
            Medium Term Notes
            7.580% September 15, 2025
    250,000 HEALTHSOUTH Corp                                             197,500
            Convertible Subordinated Debentures
            3.250% April 1, 2003
    495,000 Ogden Corp                                                   421,369
            Convertible Subordinated Debentures
            5.750% October 20, 2002
    250,000 Tenet Healthcare Corp                                        201,875
            Subordinated Notes
            6.000% December 1, 2005
                                                                      $3,616,257

CREDIT INSTITUTIONS --- 0.7%
    200,000 DR Structured Finance Corp                                   181,360
            Debentures
            8.550% August 15, 2019
    350,000 DR Structured Finance Corp                                   291,508
            Debentures
            7.430% August 15, 2018
    950,000 Sappi BVI Finance Ltd                                        895,375
            Convertible Bonds
            7.500% August 1, 2002
                                                                      $1,368,243

ELECTRIC --- 2.5%
    500,000 AES Corp                                                     427,500
            Senior Subordinated Debentures
            8.875% November 1, 2027
    500,000 BEC Energy                                                   472,200
            Debentures
            7.800% March 15, 2023
    208,000 Commonwealth Edison Co                                       159,496
            Debentures
            4.750% December 1, 2011
    984,560 Korea Electric Power Corp                                    870,893
            Debentures
            7.400% April 1, 2016
    500,000 Quezon Power Ltd                                             372,120
            Senior Bonds
            8.860% June 15, 2017
  2,750,000 Tenaga Nasional Bhd #                                      2,319,265
            Debentures
            7.500% November 1, 2025
    250,000 Texas - New Mexico Power Co                                  210,993
            Senior Notes
            6.250% January 15, 2009
                                                                      $4,832,467

ELECTRONICS - HIGH TECH --- 8.3%
  1,000,000 BroadBand Technologies Inc ^                                 490,000
            Convertible Subordinated Notes
            5.000% May 15, 2001
    650,000 Cirrus Logic Inc                                             543,563
            Subordinated Notes
            6.000% December 15, 2003
    250,000 EDO Corp                                                     195,000
            Convertible Subordinated Debentures
            7.000% December 15, 2011
    500,000 Hyundai Semiconductor #                                      414,001
            Senior Notes
            8.625% May 15, 2007
    200,000 Intevac Inc                                                  109,000
            Convertible Subordinated Notes
            6.500% March 1, 2004
    800,000 Kent Electronics Corp                                        666,000
            Convertible Subordinated Notes
            4.500% September 1, 2004
    900,000 Lam Research Corp                                          1,231,875
            Notes
            5.000% September 1, 2002
    400,000 Maxtor Corp ^                                                280,000
            Convertible Subordinated Debentures
            5.750% March 1, 2012
    750,000 Pioneer-Standard Electronics Inc                             688,966
            Senior Notes
            8.500% August 1, 2006
    150,000 Raytheon Co                                                  124,949
            Debentures
            6.400% December 15, 2018
    950,000 Read-Rite Corp                                               346,750
            Convertible Subordinated Notes
            6.500% September 1, 2004
     50,000 Richardson Electronics Ltd                                    36,188
            Convertible Subordinated Debentures
            7.250% December 15, 2006
    750,000 Samsung Electronics (3)                                    1,406,288
            Zero Coupon
            0.000% December 31, 2007
  1,750,000 Samsung Electronics Co #                                   1,303,750
            Debentures
            7.700% October 1, 2027
  1,000,000 Seagate Technology Inc                                       755,020
            Senior Debentures
            7.875% March 1, 2017
  2,000,000 Seagate Technology Inc                                     1,742,740
            Debentures
            7.450% March 1, 2037
  2,500,000 Seagate Technology Inc                                     2,205,225
            Senior Notes
            7.370% March 1, 2007
     62,332 StreamLogic Corp                                                 623
            Notes
            14.000% October 7, 2000
    100,000 Telxon Corp                                                   83,250
            Convertible Subordinated Notes
            5.750% January 1, 2003
  3,915,000 Thermo Electron Corp #                                     3,303,281
            Convertible Subordinated Debentures
            4.250% January 1, 2003
    248,791 Zenith Electronics Corp                                      124,396
            Debentures
            8.190% November 1, 2009
                                                                     $16,050,865

FINANCIAL SERVICES --- 4.9%
  1,000,000 AMP Property LP                                              887,030
            Notes
            7.500% June 30, 2018
  2,000,000 APP Finance VI Mauritius (3)                                 352,500
            Zero Coupon
            13.940% November 18, 2012
  1,200,000 APP Finance VII Mauritius                                    879,060
            Convertible Notes
            3.500% April 30, 2003
    375,000 APP Finance VII Mauritius # ^                                276,094
            Guaranteed Convertible Notes
            3.500% April 30, 2003
    700,000 Bell Atlantic Financial Services                             710,500
            Convertible Notes
            5.750% April 1, 2003
    250,000 Cerro Negro Finance Ltd #                                    165,503
            Bonds
            7.900% December 1, 2020
    500,000 Fleet Financial Group Inc                                    426,800
            Subordinated Debentures
            6.700% July 15, 2028
  2,000,000 KN Capital Trust III                                       1,749,184
            Company Guaranteed Notes
            7.630% April 15, 2028
    244,750 PYCSA Panama # ^                                             144,403
            Senior Bonds
            10.280% December 15, 2012
  2,900,000 Pindo Deli Fin Mauritius                                   1,848,750
            Senior Debentures
            10.875% October 1, 2027
  1,100,000 Pindo Deli Fin Mauritius                                     811,250
            Senior Notes
            10.750% October 1, 2007
    400,000 Siam Commercial Bank Public Company Ltd                      199,000
            Convertible Bonds
            3.250% January 24, 2004
    500,000 Siam Commercial Bank Public Company Ltd #                    415,000
            Subordinated Notes
            7.500% March 15, 2006
    875,000 Tjiwi Kimia FN Mauritius                                     643,125
            Senior Notes
            10.000% August 1, 2004
                                                                      $9,508,199

FOREIGN BANKS --- 6.3%
  1,600,000 Bangkok Bank Public Co (2)                                   854,000
            Step Bond
            4.589% March 3, 2004
  4,150,000 Bangkok Bank Public Co Ltd #                               3,204,838
            Notes
            9.025% March 15, 2029
  1,000,000 International Bank for Reconstruction & Development          517,701
            Debentures
            8.000% May 23, 2007
 19,425,000 International Bank for Reconstruction & Development (3)    5,538,806
            Zero Coupon
            10.820% August 20, 2007
  2,625,000 Thai Farmers Bank Public Company Limited #                 2,014,688
            Subordinated Bonds
            8.250% August 21, 2016
                                                                     $12,130,033

FOREIGN GOVERNMENTS --- 8.0%
  1,000,000 Bangko Sentral Pilipinas                                     842,975
            Bonds
            8.600% June 15, 2027
 15,900,000 Ontario Hydro Generic Residual (3)                         2,571,767
            Zero Coupon
            6.790% October 15, 2021
  7,500,000 Republic Of South Africa                                   1,165,894
            Bonds
            12.000% February 28, 2005
    250,000 Republic of Argentina (2)                                    164,688
            Step Bond
            6.000% March 31, 2023
    303,279 Republic of Brazil                                           230,043
            Capitalization Bonds
            8.000% April 15, 2014
  6,550,000 Republic of Brazil                                         5,600,250
            Global Bonds
            10.125% May 15, 2027
  2,500,000 Republic of South Africa                                     402,163
            Bonds
            13.500% September 15, 2015
  4,500,000 Republic of South Africa                                     694,146
            Bonds
            12.500% December 21, 2006
  6,615,000 SCDA Generic Residual (3)                                    829,740
            Zero Coupon
            34.180% May 30, 2025
  4,250,000 Venezuela                                                  2,821,150
            Global Bonds
            9.250% September 15, 2027
                                                                     $15,322,816

GAS --- 1.1%
  1,000,000 KN Energy Inc                                                900,920
            Senior Debentures
            7.250% March 1, 2028
    132,500 NorAm Energy Corp                                            113,950
            Convertible Subordianted Debentures
            6.000% March 15, 2012
  1,250,000 Tennessee Gas Pipeline Co                                  1,094,175
            Debentures
            7.000% October 15, 2028
                                                                      $2,109,045

HOLDING & INVEST. OFFICES --- 0.6%
    750,000 Federal Realty Investment Trust                              637,500
            Convertible Bonds
            5.250% October 28, 2003
    750,000 Meditrust Cos                                                562,500
            Notes
            7.000% August 15, 2007
                                                                      $1,200,000

INDUSTRIAL PRODS & SVCS --- 0.4%
    750,000 Merey Sweeney LP #                                           720,188
            Senior Bonds
            8.850% December 18, 2019
                                                                        $720,188

INSURANCE --- 3.3%
  7,855,000 Loews Corp                                                 6,352,714
            Subordinated Notes
            3.125% September 15, 2007
                                                                      $6,352,714

MFTG - CONSUMER PRODS. --- 4.3%
     24,000 Bell Sports Corp                                              19,440
            Convertible Subordinated Debentures
            4.250% November 15, 2000
    750,000 Borden Inc                                                   573,015
            Debentures
            7.875% February 15, 2023
  1,000,000 Burlington Industries Inc ^                                  739,960
            Debentures
            7.250% August 1, 2027
    450,000 Burns Philp Treasury                                         247,500
            Convertible Notes
            5.500% April 30, 2004
  1,000,000 ConAgra Inc                                                  878,840
            Senior Notes
            7.000% October 1, 2028
    125,000 Fieldcrest Cannon Inc                                         42,500
            Convertible Subordinated Debentures
            6.000% March 15, 2012
    550,000 Fruit of the Loom Inc Class A                                187,000
            Debentures
            7.375% November 15, 2023
    250,000 Kellwood Co                                                  211,370
            Debentures
            7.625% October 15, 2017
  5,185,000 Philip Morris Companies Inc                                4,662,559
            Debentures
            7.750% January 15, 2027
    250,000 Phillips-Van Heusen Corp                                     188,338
            Debentures
            7.750% November 15, 2023
    600,000 Scholastic Corp #                                            549,750
            Convertible Subordinated Debentures
            5.000% August 15, 2005
     84,000 The Dixie Group Inc                                           58,800
            Convertible Subordinated Debentures
            7.000% May 15, 2012
                                                                      $8,359,072

MFTG - INDUSTRIAL PRODS. --- 3.2%
    750,000 Centocor Inc                                                 998,438
            Convertible Subordinated Debentures
            4.750% February 15, 2005
    150,000 Chiron Corp #                                                222,375
            Convertible Subordinated Notes
            1.900% November 17, 2000
    250,000 Compania Alimentos Fargo                                     215,625
            Senior Notes
            13.250% August 1, 2008
  1,335,000 Dura Pharmaceuticals Inc                                   1,039,631
            Convertible Subordinated Notes
            3.500% July 15, 2002
     50,000 Exide Corp #                                                  26,250
            Senior Subordinated Notes
            2.900% December 15, 2005
    500,000 Geneva Steel Co Class A                                       55,000
            Senior Notes
            9.500% January 15, 2004
     50,000 Glycomed Inc                                                  41,250
            Convertible Subordinated Debentures
            7.500% January 1, 2003
     75,000 Hexcel Corp                                                   57,094
            Convertible Subordinated Debentures
            7.000% August 1, 2011
    100,000 Hexcel Corp                                                   70,000
            Convertible Subordinated Notes
            7.000% August 1, 2003
    525,000 Nabi                                                         390,469
            Convertible Subordinated Notes
            6.500% February 1, 2003
  2,250,000 Owens Corning                                              1,904,513
            Debentures
            7.500% August 1, 2018
    100,000 Thermedics Inc (3)                                            58,000
            Zero Coupon
            16.580% June 1, 2003
    600,000 Thermo TerraTech Inc #                                       492,750
            Convertible Subordinated Debentures
            4.625% May 1, 2003
  1,050,000 Xerox Corp                                                   538,125
            Convertible Subordinated Debentures
            0.570% April 21, 2018
                                                                      $6,109,520

MINING --- 0.5%
  1,000,000 Banpu Public Company Ltd                                     990,000
            Convertible Bonds
            2.750% April 10, 2003
                                                                        $990,000

OIL & GAS --- 6.8%
    250,000 Anadarko Petroleum Corp                                      225,835
            Debentures
            7.200% March 15, 2029
  5,150,000 Baker Hughes Inc (3)                                       3,579,250
            Zero Coupon
            4.410% May 5, 2008
    300,000 Diamond Offshore Drilling Inc                                296,625
            Convertible Subordinated Notes
            3.750% February 15, 2007
  1,150,000 Global Marine Inc                                            999,419
            Notes
            7.000% June 1, 2028
    400,000 Key Energy Services Inc                                      273,500
            Convertible Subordinated Notes
            5.000% September 15, 2004
    500,000 Pennzoil-Quakers State Co                                    433,620
            Debentures
            7.375% April 1, 2029
    750,000 Perez Companc SA #                                           633,750
            Notes
            8.125% July 15, 2007
    200,000 Petro Mexicanos #                                            173,500
            Medium Term Notes
            8.625% December 1, 2023
    250,000 Petroleos Mexicanos                                          245,000
            Global Bonds
            9.500% September 15, 2027
    600,000 Pioneer Natural Resources Co                                 502,164
            Senior Notes
            6.500% January 15, 2008
    750,000 R&B Falcon Corp                                              660,000
            Senior Notes
            6.750% April 15, 2005
  4,000,000 R&B Falcon Corp                                            3,120,000
            Senior Notes
            7.375% April 15, 2018
    350,000 Ssangyong Oil Refining Company Ltd                           245,000
            Convertible Unsubordinated Debentures
            3.000% December 31, 2004
    700,000 Union Pacific Resources Group Inc                            679,497
            Debentures
            7.950% April 15, 2029
  1,150,000 Union Pacific Resources Group Inc                          1,025,559
            Debentures
            7.050% May 15, 2018
                                                                     $13,092,719

OTHER ASSET-BACKED --- 0.2%
    500,000 Freddie Mac                                                  432,340
            CMO Series 2059 Class HA
            5.750% December 15, 2025
                                                                        $432,340

OTHER TRANS. SERVICES --- 0.1%
    250,000 Worldway Corp                                                202,500
            Convertible Subordinated Debentures
            6.250% April 15, 2011
                                                                        $202,500

RAILROADS --- 0.1%
    350,000 Missouri Pacific Railroad Co                                 183,313
            Debentures
            5.000% January 1, 2045
                                                                        $183,313

REAL ESTATE --- 6.5%
  2,500,000 First Industrial Realty Trust Inc                          2,105,178
            Medium Term Notes
            7.500% December 1, 2017
  2,000,000 First Industrial Realty Trust Inc                          1,637,480
            Notes
            7.600% July 15, 2028
  1,000,000 Highwoods Properties Inc                                     806,350
            Notes
            7.500% April 15, 2018
  2,000,000 ProLogis Trust                                             1,768,580
            Notes
            7.625% July 1, 2017
  1,100,000 Rockefeller Center Properties (3)                            880,000
            Zero Coupon
            23.610% December 31, 2000
  2,500,000 Security Capital Group Inc                                 2,010,375
            Notes
            7.700% June 15, 2028
    250,000 Sizeler Property Investors Inc                               227,500
            Convertible Subordinated Debentures
            8.000% July 15, 2003
  1,000,000 Susa Partnership                                             853,980
            Debentures
            7.450% July 1, 2018
  1,875,000 Susa Partnership                                           1,541,231
            Debentures
            7.500% December 1, 2027
  1,000,000 TriNet Corporate Realty Trust Inc                            682,910
            Notes
            7.700% July 15, 2017
                                                                     $12,513,584

RETAIL TRADE --- 1.4%
    275,000 CML Group Inc ^                                                  358
            Convertible Subordinated Notes
            5.500% January 15, 2003
    250,000 Einstein/Noah Bagel Corp                                     120,000
            Convertible Bonds
            7.250% June 1, 2004
    100,000 Jacobson Stores Inc                                           68,250
            Convertible Subordinated Debentures
            6.750% December 15, 2011
    750,000 Kmart Corp                                                   682,500
            Debentures
            7.950% February 1, 2023
  1,000,000 Pepsi Bottling Group Inc                                     902,662
            Guaranteed Senior Notes
            7.000% March 1, 2029
  2,350,000 Shoney's Inc ^ (3)                                           376,000
            Zero Coupon
            47.740% April 11, 2004
    750,000 Venator Group Inc                                            465,000
            Debentures
            8.500% January 15, 2022
                                                                      $2,614,770

TELEPHONE --- 1.1%
  2,250,000 Teligent Inc (2)                                           1,321,875
            Step Bond 0%/11.500%
            14.170% March 1, 2008
  1,000,000 US West Capital Funding Inc                                  864,380
            Debentures
            6.500% November 15, 2018
                                                                      $2,186,255

TRANSPORTATION --- 0.7%
    100,000 APL Ltd ^                                                     58,125
            Senior Debentures
            8.000% January 15, 2024
    175,000 Builders Transport Inc ^                                         228
            Convertible Subordinated Debentures
            8.000% August 15, 2005
    500,000 Hvide Marine Inc # ^                                         450,000
            Bonds
            12.500% June 30, 2007
    500,000 Hvide Marine Inc ^                                           200,000
            Senior Notes
            8.375% February 15, 2008
  1,000,000 Milit-Air Inc                                                638,857
            Bonds
            5.750% June 30, 2019
    100,000 Yellow Corp                                                   76,000
            Convertible Subordinated Debentures
            7.000% May 1, 2011
                                                                      $1,423,210

TRANSPORTATION EQUIPMENT --- 1.0%
  1,260,000 Hyundai Motor Company Ltd #                                1,035,392
            Notes
            7.600% July 15, 2007
    500,000 Magna International Inc                                      425,000
            Convertible Subordinated Debentures
            4.875% February 15, 2005
    500,000 TRW Inc                                                      410,115
            Debentures
            6.650% January 15, 2028
                                                                      $1,870,507

U.S. GOVERNMENT --- 0.3%
  2,600,000 United States of America (3)                                 559,078
            Zero Coupon
            6.250% August 15, 2023
                                                                        $559,078

U.S. MUNICIPAL --- 0.3%
  2,000,000 Orange County California Pension (3)                         533,322
            Zero Coupon
            8.090% September 1, 2016
                                                                        $533,322

WHOLESALE TRADE - INDL --- 0.1%
  1,050,000 Loxley PLC ^                                                 273,000
            Convertible Bonds
            2.500% April 4, 2001
                                                                        $273,000

TOTAL BONDS --- 95.5%                                               $183,971,324
(Cost $198,649,937)

COMMON STOCK

ELECTRONICS - HIGH TECH --- 0.0%
        550 StreamLogic Corp @*                                                0
                                                                              $0

RETAIL TRADE --- 0.1%
     62,980 Advantica Restaurant Group Inc*                              110,215
                                                                        $110,215

TRANSPORTATION --- 0.0%
      2,822 Hvide Marine Inc (wts) # ^ @*                                      0
                                                                              $0

TOTAL COMMON STOCK --- 0.1%                                             $110,215
(Cost $809,135)

PREFERRED STOCK

COMMUNICATIONS --- 0.6%
      1,118 Adelphia Business Solutions Inc*                           1,089,914
                                                                      $1,089,914

ELECTRIC --- 0.2%
      1,304 Entergy Louisiana Inc                                         66,178
      1,023 MDU Resources Group Inc                                       85,932
      2,255 New York State Electric & Gas Corp                            96,965
      2,850 Niagara Mohawk Power Corp                                    188,100
        300 Northern States Power Co                                      13,219
                                                                        $450,394

FINANCIAL SERVICES --- 0.0%
      2,500 Owens Corning Capital                                         85,938
                                                                         $85,938

HOLDING & INVEST. OFFICES --- 0.0%
     11,500 Hvide Capital Trust*                                           8,625
                                                                          $8,625

MFTG - INDUSTRIAL PRODS. --- 0.4%
     25,850 Bethlehem Steel Corp                                         723,800
      1,000 EI du Pont de Nemours & Co                                    56,750
                                                                        $780,550

OIL & GAS --- 0.5%
      3,750 Chesapeake Energy Corp*                                       95,625
     20,000 Weatherford International Inc                                797,500
                                                                        $893,125

REAL ESTATE --- 0.1%
      4,900 AMB Property Corp*                                            97,079
      6,500 Equity Residential Properties Trust                          128,375
                                                                        $225,454

TOTAL PREFERRED STOCK --- 1.8%                                        $3,534,000
(Cost $4,143,168)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 2.6%
  4,979,000 Canadian Imperial Bank of Commerce                         4,979,000
                                                                      $4,979,000

TOTAL SHORT-TERM INVESTMENTS --- 2.6%                                 $4,979,000
(Cost $4,979,000)

TOTAL LOOMIS SAYLES CORPORATE BOND PORTFOLIO --- 100.0%             $192,594,539
(Cost $208,581,240)


The Maxim Series Fund

Loomis Sayles Small-Cap Value Portfolio

COMMON STOCK

COMMUNICATIONS --- 1.6%
     11,200 DSL.net Inc*                                                 161,694
     29,400 NOVA Corp*                                                   927,923
     22,100 TALK.com Inc*                                                392,275
                                                                      $1,481,892

CONSUMER SERVICES --- 8.9%
     15,700 Beckman Coulter Inc                                          798,738
     34,000 Burns International Services*                                367,608
     26,900 Cheap Tickets Inc*                                           368,180
     33,400 Covance Inc*                                                 361,121
     67,400 EndoSonics Corp*                                             303,300
     16,200 First Health Group Corp*                                     435,375
     47,900 Health Management Associates Inc*                            640,663
     11,200 Interim Services Inc*                                        277,200
     29,700 Lincare Holdings Inc*                                      1,030,204
     20,900 Medicis Pharmaceutical Corp Class A*                         889,546
     20,100 Modis Professional Services*                                 286,425
     12,400 OneMain.com Inc*                                             186,000
     22,200 Per-Se Technologies Inc*                                     186,613
     26,400 Republic Services Inc*                                       379,500
     41,500 Theragenics Corp*                                            376,073
     19,600 Trigon Healthcare Inc*                                       578,200
     28,800 Varian Medical Systems Inc                                   858,586
                                                                      $8,323,332

CREDIT INSTITUTIONS --- 4.7%
     26,300 Bay View Capital Corp*                                       373,118
     23,000 City National Corp                                           757,551
     35,700 Colonial BancGroup Inc                                       370,388
      9,700 Commerce Bancorp Inc                                         392,239
     30,050 Commercial Federal Corp                                      535,251
     18,800 DVI Inc*                                                     285,516
     10,800 First Midwest Bancorp Inc                                    286,200
     19,700 FirstMerit Corp                                              453,100
    108,800 Imperial Credit Industries Inc*                              680,000
      5,200 Wilmington Trust Co                                          250,900
                                                                      $4,384,263

ELECTRONICS - HIGH TECH --- 15.3%
     28,400 Actel Corp*                                                  681,600
      8,500 Alliant Techsystems Inc*                                     529,652
      8,300 C-COR.net Corp*                                              635,988
     35,525 Conmed Corp*                                                 919,209
     21,500 Davox Corp*                                                  421,938
     15,300 Diebold Inc                                                  359,550
      7,200 DuPont Photomasks Inc*                                       347,400
     15,000 Etec Systems Inc*                                            673,125
     22,900 Federal Signal Corp                                          367,820
     16,900 Hadco Corp*                                                  861,900
     18,900 Harman International Industries Inc                        1,060,763
     15,100 Hutchinson Technology Inc*                                   320,875
     30,100 Inter-Tel Inc                                                752,500
     19,300 International Rectifier Corp*                                501,800
     23,000 J D Edwards & Co*                                            687,125
     16,200 Litton Industries Inc*                                       807,975
      7,400 National Computer Systems Inc                                278,425
     96,800 P-Com Inc*                                                   856,002
     70,200 Pairgain Technologies Inc*                                   995,927
     47,400 Respironics Inc*                                             377,683
      6,700 SCI Systems Inc*                                             550,653
      5,900 Segue Software Inc*                                          147,500
     14,300 Sensormatic Electronics Corp*                                249,349
     11,100 Tektronix Inc                                                431,513
     13,731 Vishay Intertechnology Inc*                                  434,243
                                                                     $14,250,515

ENVIRONMENTAL SERVICES --- 0.3%
     27,500 Safety-Kleen Corp*                                           311,080
                                                                        $311,080

FINANCIAL SERVICES --- 0.3%
      5,800 Affiliated Managers Group*                                   234,535
                                                                        $234,535

FORESTRY --- 0.2%
      6,100 Chesapeake Corp                                              186,050
                                                                        $186,050

GAS --- 2.2%
     14,400 AGL Resources Inc                                            244,800
     14,800 MCN Corp                                                     351,500
      8,500 New Jersey Resources Corp                                    332,027
     21,300 Public Service Company of North Carolina Inc                 688,246
     17,100 Washington Gas Light Co                                      470,250
                                                                      $2,086,823

HOLDING & INVEST. OFFICES --- 6.2%
     63,200 Anthracite Capital Inc                                       402,900
     17,000 Chittenden Corp                                              503,625
     26,900 Community First Bancshares Inc                               423,675
     32,100 Federated Investors Inc                                      643,990
     42,353 Healthcare Realty Trust Co                                   661,766
     28,970 Hudson United Bancorp                                        740,531
     14,800 Liberty Financial Companies Inc                              339,468
     27,700 Liberty Property Trust                                       671,725
     29,900 Local Financial Corp*                                        310,213
     24,400 Staten Island Bancorp Inc                                    439,200
     19,300 Sun Communities Inc                                          621,209
                                                                      $5,758,302

INDUSTRIAL SERVICES --- 11.3%
     38,100 AC Nielsen Corp*                                             938,213
     60,700 Acclaim Entertainment Inc*                                   311,088
     14,900 Advo Inc*                                                    353,875
     21,400 Ciber Inc*                                                   588,500
     18,300 Complete Business Solutions Inc*                             459,788
     17,500 Computer Horizons Corp*                                      283,273
     16,700 Deluxe Corp                                                  458,198
     32,300 FileNET Corp*                                                823,650
     26,200 Hyperion Solutions Corp*                                   1,139,700
     49,800 Information Resources Inc*                                   460,650
     71,500 Informix Corp*                                               813,313
     13,900 Manpower Inc                                                 522,988
      6,200 Manugistics Group Inc*                                       200,334
     14,200 National Service Industries Inc                              418,900
      4,100 NetRatings Inc*                                              197,313
     12,100 Policy Management Systems Corp*                              309,300
     52,600 RH Donnelley Corp*                                           992,825
     32,100 Sungard Data System Inc*                                     762,375
     26,375 Tetra Tech Inc*                                              405,516
      7,700 The 3DO Co*                                                   70,016
                                                                     $10,509,815

INSURANCE --- 4.6%
     17,200 AmerUs Life Holdings Inc                                     395,600
     15,700 Annuity & Life RE Ltd                                        410,163
     11,500 Arthur J Gallagher & Co                                      744,625
     41,200 CNA Surety Corp                                              535,600
     17,000 Protective Life Corp                                         540,804
     10,600 Radian Group Inc                                             506,150
     20,900 Reinsurance Group America Co                                 579,975
     22,700 StanCorp Financial Group Inc                                 571,745
                                                                      $4,284,662

MFTG - CONSUMER PRODS. --- 7.5%
     60,900 Burlington Industries Inc*                                   243,600
     34,200 CompUSA Inc*                                                 175,275
     14,800 Corn Products International Inc                              484,700
     22,300 Dial Corp                                                    542,158
     21,700 Earthgrains Co                                               349,913
     17,600 HON Industries Inc                                           386,091
     10,900 Houghton Mifflin Co                                          459,838
     36,900 International Multifoods Corp                                488,925
      7,600 Jostens Inc                                                  184,771
     22,200 Liz Claiborne Inc                                            835,275
     57,000 Michael Foods Inc                                          1,403,609
     18,000 ParExel International Corp*                                  212,616
      6,900 Russell Corp                                                 115,575
      9,700 Springs Industries Inc Class A                               387,389
     25,300 Viad Corp                                                    705,238
                                                                      $6,974,973

MFTG - INDUSTRIAL PRODS. --- 11.5%
      8,800 Applied Power Inc Class A                                    323,400
     13,900 Consolidated Papers Inc                                      442,187
     14,100 Cordant Technologies Inc                                     465,300
     12,300 Crane Co                                                     244,463
     23,200 Cuno Inc*                                                    480,310
     26,500 Cytec Industries Inc*                                        612,813
     10,600 Dexter Corp                                                  421,350
     15,100 Dura Pharmaceuticals Inc*                                    210,449
     24,400 Ferro Corp                                                   536,800
     10,300 Great Lakes Chemical Corp                                    393,326
     23,900 Harsco Corp                                                  758,825
     16,600 Hussmann International Inc                                   250,029
     15,800 IDEXX Laboratories Inc*                                      254,775
     14,600 Maverick Tube Corp*                                          360,430
     38,900 Milacron Inc                                                 598,088
     18,600 OM Group Inc                                                 640,528
     20,200 Olin Corp                                                    400,202
     16,100 Pentair Inc                                                  619,850
     12,700 Regal-Beloit Corp                                            261,938
     23,800 Remec Inc*                                                   606,900
     10,700 Scotts Co Class A*                                           430,675
     21,600 Tower Automotive Inc*                                        333,439
     33,100 Unova Inc*                                                   430,300
     39,200 Worthington Industries Inc                                   649,230
                                                                     $10,725,607

OIL & GAS --- 3.6%
     11,400 Cooper Cameron Corp*                                         557,882
     28,500 Newfield Exploration Co*                                     762,375
     45,800 Patterson Energy Inc*                                        595,400
     29,800 Plains Resources Inc*                                        372,500
     25,000 Santa Fe International Corp                                  646,875
     23,300 Valero Energy Corp                                           463,088
                                                                      $3,398,120

OTHER TRANS. SERVICES --- 1.0%
     17,100 GATX Corp                                                    577,125
      9,500 Tidewater Inc                                                342,000
                                                                        $919,125

RAILROADS --- 0.3%
     19,800 Wisconsin Central Transportation Corp*                       266,053
                                                                        $266,053

REAL ESTATE --- 2.4%
     34,700 Brandywine Realty Trust                                      568,213
     51,100 Capital Automotive REIT                                      622,756
     32,536 MeriStar Hospitality Corp                                    520,576
     27,700 Pacific Gulf Properties Inc                                  560,925
                                                                      $2,272,470

RETAIL TRADE --- 8.8%
     17,500 AmeriCredit Corp*                                            323,750
      6,900 Ames Department Stores Inc*                                  198,803
     14,600 Barnes & Noble Inc*                                          301,125
     18,100 Brinker International Inc*                                   434,400
     32,000 Burlington Coat Factory Warehouse Corp                       444,000
     21,550 CEC Entertainment Inc*                                       611,481
     52,900 Charming Shoppes Inc*                                        350,463
     27,900 Family Dollar Stores Inc                                     455,105
     32,100 Furniture Brands International Inc*                          706,200
      3,800 Hannaford Brothers Co                                        263,386
      8,200 Michaels Stores Inc*                                         233,700
     29,400 Pepsi Bottling Group Inc                                     486,923
     39,200 Ruby Tuesday Inc                                             712,930
      4,300 SPX Corp*                                                    347,492
     15,000 Saks Inc*                                                    233,430
     25,300 Shopnow.com Inc*                                             479,106
     14,400 Sonic Corp*                                                  410,400
     24,900 The Men's Wearhouse Inc*                                     731,438
     22,000 Wendy's International Inc                                    453,750
                                                                      $8,177,882

SECURITIES & COMMODITIES --- 0.2%
      7,300 Investment Technology Group Inc*                             209,875
                                                                        $209,875

TELEPHONE --- 0.8%
     34,700 Tekelec*                                                     780,750
                                                                        $780,750

TRANSPORTATION --- 0.5%
     13,200 CNF Transportation Inc                                       455,400
                                                                        $455,400

TRANSPORTATION EQUIPMENT --- 1.5%
     13,050 AO Smith Corp                                                285,469
     22,100 Newport News Shipbuilding Inc                                607,750
     16,900 Oshkosh Truck Corp*                                          495,373
                                                                      $1,388,592

UTILITIES --- 0.8%
     17,800 NSTAR                                                        720,900
                                                                        $720,900

WATER --- 0.6%
     16,300 American States Water Co                                     586,800
                                                                        $586,800

WHOLESALE TRADE -CONSUMER --- 1.9%
     33,300 Daisytek International Corp*                                 776,290
     33,500 SUPERVALU Inc                                                670,000
      9,900 United Stationers Inc*                                       282,764
                                                                      $1,729,054

TOTAL COMMON STOCK --- 97.0%                                         $90,416,870
(Cost $86,909,893)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 3.0%
  2,810,000 Canadian Imperial Bank of Commerce                         2,810,000
                                                                      $2,810,000

TOTAL SHORT-TERM INVESTMENTS --- 3.0%                                 $2,810,000
(Cost $2,810,000)

TOTAL LOOMIS SAYLES SMALL-CAP VALUE PORTFOLIO --- 100.0%             $93,226,870
(Cost $89,719,893)


The Maxim Series Fund

Money Market Portfolio

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 13.9%
 10,000,000 American Express Credit Corp                               9,951,084
 10,000,000 American Express Credit Corp                               9,989,333
  2,350,000 American General Finance Corp                              2,351,414
  1,500,000 Associates Corporation of North America                    1,513,777
    500,000 Chrysler Financial Corp                                      500,465
  1,900,000 Ford Motor Credit Co                                       1,910,515
 13,000,000 Ford Motor Credit Co                                      12,993,121
  3,100,000 Ford Motor Credit Co                                       3,137,254
  4,000,000 Ford Motor Credit Co                                       4,004,596
  2,000,000 Ford Motor Credit Co                                       2,005,263
  5,000,000 General Motors Acceptance Corp                             5,009,082
    500,000 General Motors Acceptance Corp                               500,233
  5,200,000 General Motors Acceptance Corp                             5,278,071
 15,000,000 Halifax PLC                                               14,784,546
  1,135,000 PACCAR Financial Corp                                      1,121,948
 20,000,000 Toyota Motor Credit Corp                                  19,971,000
  4,000,000 TransAmerica Financial Corp                                3,988,856
                                                                     $99,010,558

ELECTRIC --- 5.0%
 11,000,000 Duke Energy Corp                                          10,903,872
 10,000,000 Electricity de France                                      9,985,425
 15,000,000 Southern California Edison Co                             14,895,792
                                                                     $35,785,089

ELECTRONICS - HIGH TECH --- 4.2%
    793,000 International Business Machines Corp                         793,370
 10,000,000 Motorola Credit Corp                                       9,864,028
  9,700,000 Motorola Inc                                               9,567,875
 10,000,000 Sharp Electronics Corp                                     9,971,431
                                                                     $30,196,704

FINANCIAL SERVICES --- 8.5%
 15,000,000 Ciesco LP                                                 14,952,738
  3,250,000 Household Finance Corp                                     3,315,349
 15,000,000 Household Finance Corp                                    14,966,417
 10,000,000 KFW International Finance                                  9,903,797
 10,000,000 Salomon Smith Barney Holdings                              9,970,700
  2,500,000 TransAmerica Financial Corp                                2,515,692
  5,000,000 Xerox Credit Corp                                          5,002,139
                                                                     $60,626,832

FOREIGN BANKS --- 1.5%
  5,000,000 Bank of Nova Scotia                                        4,946,736
  5,551,000 Canadian Imperial Bank of Commerce                         5,551,000
                                                                     $10,497,736

HOLDING & INVEST. OFFICES --- 1.5%
 10,500,000 American General Finance Corp                             10,466,633
                                                                     $10,466,633

INSURANCE --- 5.1%
  4,800,000 AIG Funding Inc                                            4,728,053
  7,000,000 American General Corp                                      6,924,867
 25,000,000 Metlife Funding Inc                                       24,923,024
                                                                     $36,575,944

MFTG - CONSUMER PRODS. --- 2.7%
  1,173,000 Campbell Soup Co                                           1,167,086
 10,000,000 General Mills Inc                                          9,993,478
  8,000,000 HJ Heinz Co                                                7,978,089
                                                                     $19,138,653

MFTG - INDUSTRIAL PRODS. --- 5.4%
  7,315,000 American Home Products Corp                                7,335,613
  6,250,000 EI du Pont de Nemours & Co                                 6,303,243
 20,000,000 EI du Pont de Nemours & Co                                19,938,883
  5,000,000 John Deere Capital Corp                                    5,001,040
                                                                     $38,578,779

OIL & GAS --- 1.4%
 10,000,000 Chevron USA Inc                                            9,983,500
                                                                      $9,983,500

RETAIL TRADE --- 0.1%
  1,000,000 Wal-Mart Stores Inc                                        1,000,435
                                                                      $1,000,435

SECURITIES & COMMODITIES --- 1.4%
  1,000,000 Bear Stearns Companies Inc (4)                             1,000,377
  1,000,000 Lehman Brothers Inc                                        1,024,409
  1,274,000 Merrill Lynch & Co Inc                                     1,278,211
  6,000,000 Merrill Lynch & Co Inc                                     5,983,000
    900,000 Morgan Stanley Dean Witter & Co                              898,628
                                                                     $10,184,625

TRANSPORTATION EQUIPMENT --- 2.8%
 20,000,000 Daimler-Benz                                              19,797,467
                                                                     $19,797,467

U.S. GOVERNMENT --- 5.8%
  5,000,000 Federal Home Loan Bank                                     5,000,000
  5,000,000 Federal Home Loan Bank                                     5,000,000
  5,000,000 Federal Home Loan Bank                                     5,000,000
  3,000,000 Federal Home Loan Bank                                     3,000,000
  5,000,000 Federal Home Loan Bank                                     5,000,000
  5,000,000 Federal Home Loan Bank                                     5,000,000
  8,000,000 Federal Home Loan Bank                                     8,000,000
  5,000,000 Federal Home Loan Bank (4)                                 5,000,000
    260,000 Tennessee Valley Authority                                   259,561
                                                                     $41,259,561

WHOLESALE TRADE -CONSUMER --- 1.4%
 10,000,000 Cargill Inc                                                9,979,344
                                                                      $9,979,344

TOTAL SHORT-TERM INVESTMENTS --- 60.7%                              $433,081,860
(Cost $712,996,331)

TOTAL MONEY MARKET PORTFOLIO --- 100.0%                             $712,996,331
(Cost $712,996,331)


The Maxim Series Fund

Short-Term Maturity Bond Portfolio

BONDS

AGENCY --- 23.3%
  4,500,000 Fannie Mae                                                 4,391,010
            Notes
            5.375% March 15, 2002
 13,500,000 Fannie Mae                                                13,375,530
            Global Notes
            6.250% November 15, 2002
  9,000,000 Freddie Mac                                                8,783,460
            Notes
            5.500% May 15, 2002
  5,000,000 Freddie Mac                                                4,954,700
            Global Notes
            6.250% October 15, 2002
                                                                     $31,504,700

COMMUNICATIONS --- 3.4%
  2,500,000 MCI WorldCom Inc                                           2,472,975
            Senior Notes
            6.125% August 15, 2001
  2,100,000 Media One Group Certificates (4)                           2,100,000
            Sets Trust No 1999-10
            7.320% February 28, 2002
                                                                      $4,572,975

CREDIT INSTITUTIONS --- 21.3%
  2,500,000 AT&T Capital Corp                                          2,476,075
            Medium Term Notes
            6.250% May 15, 2001
  3,000,000 Associates Corporation of North America                    2,962,740
            Notes
            5.875% May 16, 2001
  2,000,000 Countrywide Funding Corp                                   1,992,580
            Medium Term Notes
            6.430% October 23, 2000
  2,500,000 Ford Motor Credit Co                                       2,473,750
            Global Notes
            6.500% February 28, 2002
  2,000,000 General Electric Capital Corp                              1,996,400
            Medium Term Notes
            6.040% August 16, 2000
  3,000,000 General Motors Acceptance Corp                             2,913,150
            Medium Term Notes
            5.350% December 7, 2001
  2,000,000 Household Finance Corp                                     2,005,920
            Medium Term Notes
            7.150% June 15, 2000
  4,000,000 IBM Credit Corp                                            3,960,080
            Notes
            5.760% May 15, 2001
  3,000,000 MBNA America Bank NA                                       2,942,400
            Bank Notes
            6.080% August 10, 2001
  3,000,000 Sanwa Business Credit #                                    3,022,530
            Medium Term Notes
            7.250% September 15, 2001
  2,000,000 Wells Fargo & Co                                           1,977,480
            Notes
            6.500% September 3, 2002
                                                                     $28,723,105

ELECTRIC --- 15.1%
  1,500,000 Idaho Power Co                                             1,500,000
            1st Mortgage
            8.650% January 1, 2000
  2,000,000 Monogahela Power                                           1,996,580
            1st Mortgage
            5.625% April 1, 2000
  2,000,000 National Rural Utilities Corp                              1,999,200
            Medium Term Notes
            6.260% July 10, 2000
  2,500,000 Ohio Edison Co                                             2,557,650
            1st Mortgage
            8.250% April 1, 2002
  2,500,000 PSI Energy Inc                                             2,527,550
            1st Mortgage
            7.610% January 7, 2002
  3,000,000 Pennsylvania Power & Light Co                              2,977,650
            1st Mortgage
            6.125% May 1, 2001
  4,000,000 Sierra Pacific Power Co                                    3,886,880
            1st Mortgage
            5.470% December 17, 2001
  3,000,000 Washington Water Power Co                                  2,995,860
            1st Mortgage
            6.240% October 2, 2000
                                                                     $20,441,370

ELECTRONICS - HIGH TECH --- 1.5%
  2,000,000 Texas Instruments Inc                                      2,002,580
            Notes
            6.875% July 15, 2000
                                                                      $2,002,580

FOREIGN GOVERNMENTS --- 3.7%
  5,000,000 Hydro-Quebec                                               4,933,700
            Medium Term Notes
            6.350% January 15, 2002
                                                                      $4,933,700

HOLDING & INVEST. OFFICES --- 2.9%
  2,000,000 Bank One Corp                                              1,966,120
            Global Notes
            6.400% August 1, 2002
  2,000,000 Dime Bancorp Inc                                           1,970,640
            Notes
            7.000% July 25, 2001
                                                                      $3,936,760

INDUSTRIAL SERVICES --- 0.9%
  1,200,000 Comdisco Inc                                               1,186,788
            Senior Notes
            7.250% September 1, 2002
                                                                      $1,186,788

INSURANCE --- 4.4%
  3,000,000 Conseco Inc **                                             2,909,010
            MOPPRS
            6.400% June 15, 2001
  3,000,000 Travelers Property Casualty Corp                           2,998,170
            Notes
            6.750% April 15, 2001
                                                                      $5,907,180

LEASING --- 2.1%
  3,000,000 International Lease Finance Corp                           2,902,200
            Medium Term Notes
            5.400% January 22, 2002
                                                                      $2,902,200

MFTG - INDUSTRIAL PRODS. --- 5.9%
  2,000,000 Alcan Aluminium Ltd                                        1,999,540
            Notes
            5.875% April 1, 2000
  3,000,000 Cooper Industries Inc                                      2,965,800
            Medium Term Notes
            5.640% February 15, 2001
  3,000,000 Tyco International Group SA                                2,949,240
            Notes
            6.125% June 15, 2001
                                                                      $7,914,580

RAILROADS --- 1.5%
  2,000,000 SNCB Belgium Rail                                          2,002,700
            Medium Term Notes
            8.250% February 2, 2000
                                                                      $2,002,700

RETAIL TRADE --- 2.9%
  4,000,000 Dillards Inc Class A                                       3,919,720
            Notes
            6.170% August 1, 2001
                                                                      $3,919,720

SECURITIES & COMMODITIES --- 5.5%
  2,500,000 Lehman Brothers Inc                                        2,471,825
            Notes
            6.125% February 1, 2001
  3,000,000 Merrill Lynch & Co                                         2,925,570
            Medium Term Notes
            5.730% February 26, 2002
  2,000,000 Morgan Stanley Dean Witter & Co                            2,042,060
            Global Notes
            8.100% June 24, 2002
                                                                      $7,439,455

TELEPHONE --- 1.2%
  1,635,000 Ameritech Capital Funding                                  1,619,778
            Notes
            5.650% January 15, 2001
                                                                      $1,619,778

TRANSPORTATION EQUIPMENT --- 1.9%
  2,500,000 Magna International Inc                                    2,500,000
            Converitible Subordinated Debentures
            5.000% October 15, 2002
                                                                      $2,500,000

WHOLESALE TRADE -CONSUMER --- 2.2%
  3,000,000 Cargill Inc                                                3,001,500
            Eurodollar Medium Term Notes
            6.250% March 13, 2000
                                                                      $3,001,500

TOTAL BONDS --- 99.6%                                               $134,509,091
(Cost $135,960,645)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 0.4%
    509,000 Canadian Imperial Bank of Commerce                           509,000
                                                                        $509,000

TOTAL SHORT-TERM INVESTMENTS --- 0.4%                                   $509,000
(Cost $509,000)

TOTAL SHORT-TERM MATURITY BOND PORTFOLIO --- 100.0%                 $135,018,091
(Cost $136,469,645)


The Maxim Series Fund

Stock Index Portfolio

COMMON STOCK

AGENCY --- 0.7%
     88,500 Fannie Mae                                                 5,525,674
     60,000 Freddie Mac                                                2,823,720
                                                                      $8,349,394

AGRICULTURE --- 0.0%
      5,100 AGCO Corp                                                     68,529
      4,800 Dole Food Company Inc                                         78,000
                                                                        $146,529

AIR --- 0.3%
     12,800 AMR Corp*                                                    857,600
      4,200 Airborne Freight Corp                                         92,400
      2,300 Alaska Air Group Inc*                                         80,788
     11,500 Delta Air Lines Inc                                          572,838
     25,780 FDX Corp*                                                  1,055,356
      3,500 Pittston Burlington Group                                     77,000
     43,580 Southwest Airlines Co                                        705,429
      6,200 US Air Group Inc*                                            198,784
                                                                      $3,640,195

COMMUNICATIONS --- 7.9%
     10,200 AH Belo Corp Class A                                         194,432
    275,804 AT&T Corp                                                 13,997,053
     18,700 Broadwing Inc                                                689,563
     65,765 CBS Corp*                                                  4,204,817
      4,600 COMSAT Corp                                                   91,425
     15,600 Cabletron Systems Inc*                                       405,600
      2,877 Chris-Craft Industries Inc*                                  207,504
     29,200 Clear Channel Communications Inc*                          2,606,100
     64,900 Comcast Corp Class A                                       3,281,474
     24,100 Gannett Company Inc                                        1,965,644
     15,000 General Instrument Corp*                                   1,275,000
      4,700 Hispanic Broadcasting Corp*                                  433,425
    270,428 Lucent Technologies Inc                                   20,231,260
     52,800 MediaOne Group Inc                                         4,055,674
      6,400 NOVA Corp*                                                   201,997
     31,350 Nextel Communications Inc*                                 3,232,969
    115,294 Nortel Networks Corp                                      11,644,694
     56,800 QUALCOMM Inc*                                             10,003,900
     24,214 Teledyne Technologies Inc*                                   228,508
      5,300 Telephone & Data Systems Inc                                 667,800
    111,000 Time Warner Inc                                            8,040,507
      8,800 Univision Communications Inc*                                899,246
     60,106 Viacom Inc Class B*                                        3,632,626
                                                                     $92,191,218

CONSTRUCTION --- 0.0%
      5,100 Centex Corp                                                  125,904
     12,120 Clayton Homes Inc                                            111,347
      2,325 Granite Construction Inc                                      42,866
      4,100 Kaufman & Broad Home Corp                                     99,167
      3,700 Pulte Corp                                                    83,250
                                                                        $462,534

CONSUMER SERVICES --- 6.9%
      2,300 Acuson Corp*                                                  28,893
     11,300 Allergan Inc                                                 562,175
     88,200 Amgen Inc*                                                 5,297,468
      6,700 Apollo Group Inc Class A*                                    134,415
      4,500 Apria Healthcare Group Inc*                                   80,717
      5,000 Bausch & Lomb Inc                                            342,185
     25,100 Baxter International Inc                                   1,576,581
      2,500 Beckman Coulter Inc                                          127,188
     21,600 Becton Dickinson & Co                                        577,800
      8,900 Beverly Enterprises Inc*                                      38,938
     13,000 Biogen Inc*                                                1,098,500
      9,700 Biomet Inc                                                   388,000
    171,200 Bristol-Myers Squibb Co                                   10,988,814
      4,400 CR Bard Inc                                                  233,200
     33,820 CVS Corp                                                   1,350,669
     53,200 Carnival Corp                                              2,543,598
      3,900 Carter-Wallace Inc                                            69,954
     61,390 Cendant Corp*                                              1,630,641
      4,700 CheckFree Holdings Corp*                                     491,150
     48,663 Columbia/HCA Healthcare Corp                               1,426,410
     13,200 Convergys Corp*                                              405,900
      5,075 Covance Inc*                                                  54,871
      6,000 DeVry Inc*                                                   111,750
     94,100 Eli Lilly & Co                                             6,257,650
      4,200 First Health Group Corp*                                     112,875
      7,200 Forest Laboratories Inc*                                     442,346
     10,570 Foundation Health Systems*                                   105,034
      7,300 Genzyme Corp                                                 328,500
      8,400 H&R Block Inc                                                367,500
     33,304 HEALTHSOUTH Corp*                                            179,009
     11,050 Harrah's Entertainment Inc*                                  292,129
     21,850 Health Management Associates Inc*                            292,244
     31,840 Hilton Hotels Corp                                           306,456
     14,500 Humana Inc*                                                  118,712
     26,600 IMS Health Inc                                               723,174
      9,150 IVAX Corp*                                                   235,613
      4,600 International Speedway Corp                                  231,725
    119,983 Johnson & Johnson                                         11,173,417
      4,700 Lincare Holdings Inc*                                        163,029
      7,800 Mandalay Resort Group*                                       156,975
      8,850 Manor Care Inc*                                              141,600
     21,450 Marriott International Inc                                   677,005
     24,269 McKesson HBOC Inc                                            547,557
    103,200 Medtronic Inc                                              3,760,298
    201,756 Merck & Co Inc                                            13,530,161
      3,800 Millennium Pharmaceuticals*                                  463,600
      2,700 MiniMed Inc*                                                 197,775
     16,650 Mirage Resorts Inc*                                          254,945
      8,300 Modis Professional Services*                                 118,275
      3,600 Navigant Consulting Co*                                       39,150
      4,300 Ogden Corp                                                    51,329
      7,900 Omnicare Inc                                                  94,800
      6,100 PSS World Medical Inc*                                        57,566
      3,791 Pacific Health Systems*                                      200,923
     14,800 Pactiv Corp*                                                 157,250
     26,300 Park Place Entertainment Corp*                               328,750
      2,800 Polycom Inc*                                                 178,324
      6,800 Premier Parks Inc*                                           196,350
      6,100 Quorum Health Group Inc*                                      56,803
     23,500 Service Corporation International                            163,020
      7,311 St Jude Medical Inc*                                         224,353
      9,400 Stewart Enterprises Inc Class A                               44,650
      8,400 Stryker Corp                                                 584,850
      2,700 Suiza Foods Corp*                                            106,988
      4,400 Sylvan Learning Systems Inc*                                  57,200
     26,900 Tenet Healthcare Corp*                                       632,150
    177,990 The Walt Disney Co                                         5,206,208
      7,000 Total Renal Care Holdings Inc*                                46,809
      3,400 Trigon Healthcare Inc*                                       100,300
     14,650 United HealthCare Corp                                       778,281
      5,500 Wellpoint Health Networks*                                   362,654
      4,800 Westwood One Inc*                                            364,800
                                                                     $80,770,929

CREDIT INSTITUTIONS --- 3.3%
     33,800 AmSouth Bancorp                                              652,746
     38,600 American Express Co                                        6,417,250
      5,550 Associated Banc-Corp                                         190,088
     62,888 Associates First Capital Corp                              1,725,458
      4,700 Astoria Financial Corp                                       143,054
     28,600 BB&T Corp                                                    782,925
     63,600 Bank of New York Company Inc                               2,544,000
      3,500 CCB Financial Corp                                           152,467
     17,000 Capital One Financial Corp                                   819,179
     18,309 Charter One Financial Inc                                    350,160
      3,900 City National Corp                                           128,454
     13,450 Comerica Inc                                                 627,940
      9,800 Compass Bancshares Inc                                       218,658
     17,700 Concord EFS Inc*                                             455,775
      9,800 Countrywide Credit Industries Inc                            247,450
     16,912 First Security Corp                                          431,780
     11,300 First Tennessee National Corp                                322,050
     85,200 First Union Corp                                           2,795,582
      4,250 First Virginia Banks Inc                                     182,750
      7,800 FirstMerit Corp                                              179,400
     13,900 Golden West Financial Corp                                   465,650
     40,552 Household International Inc                                1,510,562
     19,787 Huntington Bancshares Inc                                    472,415
     14,900 JP Morgan & Co Inc                                         1,886,713
     38,604 KeyCorp                                                      854,114
     69,227 MBNA Corp                                                  1,886,436
      9,200 Marshall & Ilsley Corp                                       577,870
      5,900 Mercantile Bankshares Corp                                   188,428
     53,240 National City Corp                                         1,261,096
     11,250 North Fork Bancorporation Inc                                196,875
     10,207 Old Kent Financial Corp                                      361,073
     25,400 PNC Bank Corp                                              1,130,300
      6,900 Pacific Century Financial Corp                               128,940
     18,900 Regions Financial Corp                                       474,863
     13,800 State Street Corp                                          1,008,256
     27,576 SunTrust Banks Inc                                         1,897,560
     24,100 Synovus Financial Corp                                       478,988
      7,200 TCF Financial Corp                                           179,100
     12,200 Union Planters Corp                                          481,131
     17,533 Wachovia Corp                                              1,192,244
     49,858 Washington Mutual Inc                                      1,296,308
      3,200 WestAmerica Bancorp                                           89,398
      2,800 Wilmington Trust Co                                          135,100
      7,400 Zions Bancorp                                                437,984
                                                                     $37,958,570

ELECTRIC --- 1.8%
     17,778 AES Corp*                                                  1,328,906
      9,500 Allegheny Energy Inc                                         255,902
      6,746 Alliant Energy Corp                                          185,515
     11,800 Ameren Corp                                                  386,450
     16,800 American Electric Power Company Inc                          539,700
      1,800 Black Hills Corp                                              39,937
      2,800 CMP Group Inc                                                 77,174
     10,000 CMS Energy Corp                                              311,870
     13,800 Carolina Power & Light Co                                    420,031
     18,400 Central & South West Corp                                    368,000
     13,693 Cinergy Corp                                                 330,344
      1,900 Cleco Corp                                                    60,918
      8,025 Conectiv Inc                                                 134,916
     19,100 Consolidated Edison Inc                                      658,950
     12,900 Constellation Energy Group                                   374,100
     13,700 DPL Inc                                                      237,174
      6,500 DQE Inc                                                      225,063
     12,500 DTE Energy Co                                                392,188
     16,500 Dominion Resources Inc                                       647,625
     31,538 Duke Energy Corp                                           1,580,842
     30,000 Edison International                                         785,610
      9,900 Energy East Corp                                             206,039
     21,300 Entergy Corp                                                 548,475
     15,500 FPL Group Inc                                                663,586
     20,099 FirstEnergy Corp                                             455,986
      8,500 Florida Progress Corp                                        359,652
     10,700 GPU Inc                                                      320,326
      2,800 Hawaiian Electric Industries Inc                              80,850
      3,200 IDACORP Inc                                                   85,798
      6,000 Illinova Corp                                                208,500
      7,400 Ipalco Enterprises Inc                                       126,259
      5,300 Kansas City Power & Light Co                                 116,929
     11,200 LG&E Energy Corp                                             195,294
      5,200 MidAmerican Energy Holdings Co*                              175,172
      6,300 Minnesota Power & Light Co                                   106,703
      9,500 Montana Power Co                                             342,589
      5,100 New England Electric System                                  263,925
     10,800 NiSource Inc                                                 193,050
     16,200 Niagara Mohawk Holdings Inc*                                 225,779
     11,400 Northeast Utilities                                          234,407
     13,400 Northern States Power Co                                     261,300
      6,700 OGE Energy Corp                                              127,300
     16,000 PECO Energy Co                                               556,000
     12,446 PP&L Resources Inc                                           284,702
      7,300 Pinnacle West Capital Corp                                   223,103
     10,200 Potomac Electric Power Co                                    233,957
      3,500 Public Service Company of New Mexico                          56,875
     18,900 Public Service Enterprise Group Inc                          657,947
      7,300 Puget Sound Power & Light Co                                 141,438
      8,950 Scana Corp                                                   240,531
      6,800 Sierra Pacific Resources                                     117,722
     58,100 Southern Co                                                1,365,350
     11,200 Teco Energy Inc                                              207,894
     23,875 Texas Utilities Co                                           849,043
     18,800 Unicom Corp                                                  629,800
      8,000 UtiliCorp United Inc                                         155,496
     10,200 Wisconsin Energy Corp                                        196,350
                                                                     $20,555,342

ELECTRONICS - HIGH TECH --- 20.6%
      8,800 Adaptec Inc*                                                 438,900
     10,400 Adobe Systems Inc                                            699,400
      3,400 Adtran Inc*                                                  174,886
     12,700 Advanced Micro Devices Inc*                                  367,500
     16,600 American Power Conversion Corp*                              437,825
     15,066 Analog Devices Inc*                                        1,401,138
      7,037 Andrew Corp*                                                 133,260
     13,900 Apple Computer Inc*                                        1,429,087
     32,700 Applied Materials Inc*                                     4,142,665
     17,400 Atmel Corp*                                                  514,379
      3,600 Avnet Inc                                                    217,800
      7,500 Black & Decker Corp                                          391,875
     35,760 Boston Scientific Corp*                                      782,250
      2,000 Briggs & Stratton Corp                                       107,250
      5,400 Calpine Corp*                                                345,600
      5,700 Cirrus Logic Inc*                                             75,878
    282,300 Cisco Systems Inc*                                        30,241,388
      7,700 Citrix Systems Inc*                                          947,100
    146,717 Compaq Computer Corp                                       3,970,455
      6,200 Comverse Technology Inc*                                     897,450
      9,400 Cypress Semiconductor Corp*                                  304,325
      5,500 DST Systems Inc*                                             419,716
    219,300 Dell Computer Corp*                                       11,184,300
      4,600 Dentsply International Inc                                   108,675
      5,912 Diebold Inc                                                  138,932
     87,837 EMC Corp*                                                  9,596,192
     27,200 Eastman Kodak Co                                           1,802,000
     37,500 Emerson Electric Co                                        2,151,563
      3,933 Federal Signal Corp                                           63,172
     27,300 Gateway Inc*                                               1,967,293
    283,200 General Electric Co                                       43,825,200
      6,900 Harris Corp                                                  184,140
     87,926 Hewlett-Packard Co                                        10,018,025
      5,600 Hubbell Inc Class B                                          152,600
      3,090 Imation Corp*                                                103,707
      7,900 Integrated Device Technology Inc*                            229,100
    288,300 Intel Corp                                                23,730,550
    155,606 International Business Machines Corp                      16,805,448
      7,800 International Game Technology                                158,434
      7,600 Jabil Circuit Inc*                                           554,800
      7,400 Johnson Controls Inc                                         420,875
      7,800 KLA-Tencor Corp*                                             868,725
     12,800 LSI Logic Corp*                                              864,000
      7,300 Legato Systems Inc*                                          502,328
     11,000 Lexmark International Group Inc Class A*                     995,500
     13,300 Linear Technology Corp                                       951,775
      3,900 Litton Industries Inc*                                       194,513
      2,100 MagneTek Inc*                                                 16,143
      4,011 Mark IV Industries Inc                                        70,943
     23,600 Maxim Integrated Products Inc*                             1,113,613
      7,300 Maytag Corp                                                  350,400
      5,500 Mentor Graphics Corp*                                         72,529
     23,300 Micron Technology Inc*                                     1,811,575
     13,508 Molex Inc                                                    765,728
     52,600 Motorola Inc                                               7,745,350
      8,331 NCR Corp*                                                    315,537
     14,800 National Semiconductor Corp*                                 633,618
     12,900 Network Appliance Inc*                                     1,071,500
     11,999 Network Associates Inc*                                      320,217
     28,700 Novell Inc*                                                1,146,192
     33,153 PG&E Corp                                                    679,637
      4,000 PerkinElmer Inc                                              166,748
      3,800 Polaroid Corp                                                 71,486
      3,200 QLogic Corp*                                                 511,600
     14,200 Quantum Corp*                                                214,775
      7,500 Rational Software Corp*                                      368,438
     29,200 Raytheon Co                                                  775,610
      6,200 SCI Systems Inc*                                             509,559
      5,000 Sanmina Corp*                                                499,375
      6,800 Scientific-Atlanta Inc                                       378,250
     17,940 Seagate Technology Inc*                                      835,322
      6,550 Sensormatic Electronics Corp*                                114,212
      2,900 Sepracor Inc*                                                287,642
     16,600 Siebel Systems Inc*                                        1,394,400
     15,900 Silicon Graphics Inc*                                        156,011
     25,300 Solectron Corp*                                            2,406,663
      5,800 Steris Corp*                                                  59,810
      7,600 Sterling Commerce Inc*                                       258,871
      8,600 Storage Technology Corp*                                     158,558
    134,800 Sun Microsystems Inc*                                     10,438,508
      3,700 Sykes Enterprises Inc*                                       162,338
      7,662 Symbol Technologies Inc                                      487,012
      4,100 Tektronix Inc                                                159,388
      3,300 Teleflex Inc                                                 103,330
     34,700 Tellabs Inc*                                               2,227,289
     14,800 Teradyne Inc*                                                976,800
     69,200 Texas Instruments Inc                                      6,703,750
     13,625 Thermo Electron Corp*                                        204,375
      5,000 Thomas & Betts Corp                                          159,375
     26,700 Unisys Corp*                                                 852,718
      5,600 VISX Inc*                                                    289,800
     22,400 Veritas Software Corp*                                     3,206,000
      7,342 Vishay Intertechnology Inc*                                  232,191
     13,200 Vitesse Semiconductor Corp*                                  692,168
      8,100 WW Grainger Inc                                              387,277
      5,400 Waters Corp*                                                 286,200
      6,400 Whirlpool Corp                                               416,397
     27,600 Xilinx Inc*                                                1,254,917
     22,700 Yahoo! Inc*                                                9,821,995
      3,400 York International Corp                                       93,286
                                                                    $240,447,400

ENVIRONMENTAL SERVICES --- 0.1%
     16,300 Allied Waste Industries Inc*                                 143,636
      2,600 Rollins Inc                                                   39,000
     53,495 Waste Management Inc                                         919,419
                                                                      $1,102,055

FINANCIAL SERVICES --- 0.4%
     79,048 Fleet Boston Financial Corp                                2,751,819
     43,912 Mellon Financial Services                                  1,495,731
                                                                      $4,247,550

FORESTRY --- 0.4%
      4,900 Boise Cascade Corp                                           198,450
      1,500 Chesapeake Corp                                               45,750
      7,200 Georgia-Pacific Corp (Timber Group)                          177,300
     14,800 Georgia-Pacific Group                                        751,100
     35,737 International Paper Co                                     2,016,889
      4,500 Longview Fibre Co                                             64,125
      9,200 Louisiana-Pacific Corp                                       131,100
      2,400 Rayonier Inc                                                 115,949
     20,300 Weyerhaeuser Co                                            1,457,784
                                                                      $4,958,447

GAS --- 0.4%
      4,900 AGL Resources Inc                                             83,300
      7,000 Columbia Energy Group                                        442,750
      8,300 Consolidated Natural Gas Co                                  538,977
      2,300 Eastern Enterprises                                          132,105
      2,533 Indiana Energy Inc                                            44,961
     11,600 KeySpan Corp                                                 268,969
      7,400 MCN Corp                                                     175,750
      4,100 NICOR Inc                                                    133,250
      3,300 National Fuel Gas Co                                         153,450
      9,980 New Century Energies Inc                                     303,143
      2,700 ONEOK Inc                                                     67,838
      3,100 Peoples Energy Corp                                          103,850
      7,100 Questar Corp                                                 106,500
     25,567 Reliant Energy Inc                                           584,845
      4,000 Washington Gas Light Co                                      110,000
     37,524 Williams Companies Inc                                     1,146,808
                                                                      $4,396,496

HIGHWAYS --- 0.0%
      2,100 Arnold Industries Inc                                         29,530
      5,500 Ryder System Inc                                             134,404
      5,600 Swift Transportation Company Inc*                             98,700
                                                                        $262,634

HOLDING & INVEST. OFFICES --- 4.2%
     98,947 Bank One Corp                                              3,172,439
    147,358 Bank of America Corp                                       7,395,456
     71,192 Chase Manhattan Corp                                       5,530,693
     14,200 Cincinnati Financial Corp                                    442,855
    290,962 Citigroup Inc                                             16,166,431
      9,600 Dime Bancorp Inc                                             145,200
     21,100 E Trade Group Inc*                                           551,238
     26,625 Fifth Third Bancorp                                        1,953,609
      5,300 Finova Group Inc                                             188,150
     84,640 Firstar Corp                                               1,788,020
      9,300 Green Point Financial Corp                                   221,452
     13,800 Hibernia Corp                                                146,625
      4,200 Keystone Financial Inc                                        88,460
      9,100 MGIC Investment Corp                                         547,702
      9,300 National Commerce Bancorp                                    210,989
     19,200 Northern Trust Corp                                        1,017,600
      3,800 Provident Financial Group Inc                                136,325
      9,000 Republic New York Corp                                       648,000
     13,700 SLM Holding Corp                                             578,825
     14,512 SouthTrust Corp                                              548,728
     18,900 Sovereign Bancorp Inc                                        140,862
     15,050 Summit Bancorp                                               460,906
     62,773 U S Bancorp                                                1,494,751
      3,900 Webster Financial Corp                                        91,892
    141,700 Wells Fargo Co                                             5,729,923
                                                                     $49,397,131

INDUSTRIAL PRODS & SVCS --- 0.0%
      8,075 Allegheny Technologies Inc                                   181,179
                                                                        $181,179

INDUSTRIAL SERVICES --- 9.6%
      4,966 AC Nielsen Corp*                                             122,288
      7,400 Acxiom Corp*                                                 177,600
      4,300 Affiliated Computer Services Inc Class A*                    197,800
     17,200 Altera Corp*                                                 852,466
    192,900 America Online Inc*                                       14,551,797
      8,300 Arrow Electronics Inc*                                       210,613
      5,300 Autodesk Inc                                                 178,875
     53,900 Automatic Data Processing Inc                              2,903,863
     20,900 BMC Software Inc*                                          1,670,683
      3,700 CDW Computer Centers Inc*                                    290,913
     21,050 Cadence Design Systems Inc*                                  505,200
      5,200 Cambridge Technology Partners Inc*                           136,500
     12,500 Ceridian Corp*                                               269,525
      9,600 Cintas Corp                                                  510,000
     13,250 Comdisco Inc                                                 493,563
     46,525 Computer Associates International Inc                      3,253,819
     14,400 Computer Sciences Corp*                                    1,362,600
     30,900 Compuware Corp*                                            1,151,025
      6,300 Deluxe Corp                                                  172,853
     13,900 Dun & Bradstreet Corp                                        410,050
      5,500 Electronic Arts Inc*                                         462,000
     40,600 Electronic Data Systems Corp                               2,717,642
     12,200 Equifax Inc                                                  287,456
     36,194 First Data Corp                                            1,784,799
     10,562 Fiserv Inc*                                                  404,651
      6,600 Fluor Corp                                                   302,775
      3,500 Foster Wheeler Corp                                           31,063
      3,000 GTECH Holdings Corp*                                          66,000
     17,400 Informix Corp*                                               197,925
     24,200 Interpublic Group of Companies Inc                         1,396,025
     16,900 Intuit Inc*                                                1,012,935
      2,200 Jacobs Engineering Group Inc*                                 71,500
      6,200 Keane Inc*                                                   196,850
      3,050 Kelly Services Inc Class A                                    76,631
      6,500 Manpower Inc                                                 244,563
    445,300 Microsoft Corp*                                           51,988,727
      2,200 NCO Group Inc*                                                66,275
      3,500 National Service Industries Inc                              103,250
      7,050 Olsten Corp                                                   79,750
     15,300 Omnicom Group Inc                                          1,530,000
    122,837 Oracle Systems Corp*                                      13,765,360
     23,200 Parametric Technology Corp*                                  627,838
     21,264 Paychex Inc                                                  850,560
     23,200 PeopleSoft Inc                                               494,438
     22,900 Pitney Bowes Inc                                           1,106,345
      3,100 Policy Management Systems Corp*                               79,242
      9,900 Quintiles Transnational Corp*                                185,001
      6,700 Reynolds & Reynolds Co Class A                               150,750
      7,700 Robert Half International Inc*                               219,927
      2,300 Shared Medical Systems Corp                                  117,155
      5,100 Sotheby's Holdings Inc Class A                               153,000
      2,400 Standard Register Co                                          46,500
      7,300 Sterling Software Inc*                                       229,950
      3,100 Structural Dynamics Research Corp*                            39,525
     11,100 Sungard Data System Inc*                                     263,625
      5,050 Symantec Corp*                                               296,056
      6,100 Synopsys Inc*                                                407,175
      2,800 Transaction Systems Inc Class A*                              78,400
      3,600 Wallace Computer Services Inc                                 59,850
                                                                    $111,613,547

INSURANCE --- 2.9%
     22,924 AFLAC Inc                                                  1,081,715
     22,175 AON Corp                                                     887,000
     12,952 Aetna Inc                                                    722,877
      4,700 Allmerica Financial Corp                                     261,438
     69,540 Allstate Corp                                              1,668,960
      6,000 Ambac Inc                                                    313,122
      5,000 American Financial Group Inc                                 131,875
     21,321 American General Corp                                      1,617,731
    133,611 American International Group Inc                          14,446,689
     15,200 Chubb Corp                                                   855,942
     16,000 Cigna Corp                                                 1,288,992
     28,214 Conseco Inc                                                  504,325
      4,100 Everest Reinsurance Holdings Inc                              91,479
      2,550 HSB Group Inc                                                 86,221
     19,100 Hartford Financial Services Group Inc                        904,863
      3,500 Horace Mann Educators Corp                                    68,688
      9,000 Jefferson-Pilot Corp                                         614,250
     16,900 Lincoln National Corp                                        676,000
      9,200 Loews Corp                                                   558,320
      8,600 MBIA Inc                                                     454,183
     23,000 Marsh & McLennan Companies Inc                             2,200,801
      5,200 Ohio Casualty Corp                                            83,522
     10,900 Old Republic International Corp                              148,513
      7,000 Oxford Health Plans Inc*                                      88,809
      6,350 Progressive Corp                                             464,344
      5,600 Protective Life Corp                                         178,147
     12,250 Providian Financial Corp                                   1,115,510
      7,700 Reliastar Financial Corp                                     301,740
     11,200 SAFECO Corp                                                  278,600
     19,648 St Paul Companies Inc                                        661,882
      3,850 The PMI Group Inc                                            187,926
     11,400 Torchmark Corp                                               331,307
      6,200 Unitrin Inc                                                  233,275
     20,752 UnumProvident Corp                                           665,351
                                                                     $34,174,397

MFTG - CONSUMER PRODS. --- 6.8%
      3,200 Adolph Coors Co Class B                                      168,000
      4,800 Alberto-Culver Co Class B                                    123,898
      5,600 American Greetings Corp Class A                              132,300
     40,200 Anheuser-Busch Companies Inc                               2,849,175
     52,457 Archer-Daniels-Midland Co                                    639,294
     20,900 Avon Products Inc                                            689,700
      2,300 Banta Corp                                                    51,893
     24,100 Bestfoods                                                  1,266,744
      5,900 Brown-Forman Corp Class B                                    337,775
      7,900 Brunswick Corp                                               175,775
      4,600 Burlington Industries Inc*                                    18,400
     36,900 Campbell Soup Co                                           1,427,550
      3,300 Church & Dwight Inc                                           88,067
     20,382 Clorox Co                                                  1,026,743
    213,200 Coca-Cola Co                                              12,418,900
     36,700 Coca-Cola Enterprises Inc                                    738,588
     50,300 Colgate-Palmolive Co                                       3,269,500
      8,000 CompUSA Inc*                                                  41,000
     42,500 ConAgra Inc                                                  958,885
      3,400 Dean Foods Co                                                135,150
      9,100 Dial Corp                                                    221,239
      7,700 Dow Jones & Company Inc                                      523,600
      2,400 Dreyer's Grand Ice Cream Inc                                  40,800
      8,675 Flowers Industries Inc                                       138,254
      7,562 Gartner Group Inc Class A*                                   104,446
     26,200 General Mills Inc                                            936,650
     92,600 Gillette Co                                                3,813,916
     30,900 HJ Heinz Co                                                1,230,191
      5,200 HON Industries Inc                                           114,072
      5,900 Harte-Hanks Inc                                              128,325
     16,675 Hasbro Inc                                                   317,859
      6,900 Herman Miller Inc                                            158,700
     11,900 Hershey Foods Corp                                           565,250
      5,700 Hillenbrand Industries Inc                                   180,616
      6,300 Hormel Foods Corp                                            255,938
      2,700 Houghton Mifflin Co                                          113,905
      8,000 IBP Inc                                                      144,000
     12,900 Ikon Office Solutions Inc                                     87,875
      9,100 International Flavors & Fragrances Inc                       343,525
      1,600 International Multifoods Corp                                 21,200
      6,100 Interstate Bakeries Co                                       110,563
      2,500 JM Smucker Co Class A                                         48,750
     10,553 Jones Apparel Group Inc*                                     286,250
      2,900 Jostens Inc                                                   70,505
     35,000 Kellogg Co                                                 1,078,420
      7,200 Knight-Ridder Inc                                            428,400
      3,498 Lancaster Colony Corp                                        115,871
      2,600 Lance Inc                                                     26,000
      2,600 Land's End Inc*                                               90,350
      3,800 Lee Enterprises Inc                                          121,361
     16,900 Leggett & Platt Inc                                          362,285
      5,100 Liz Claiborne Inc                                            191,888
     38,600 Masco Corp                                                   979,475
     36,341 Mattel Inc                                                   476,976
      6,100 McCormick & Company Inc (nonvtg)                             181,475
     16,900 McGraw-Hill Companies Inc                                  1,041,463
      2,300 Media General Inc Class A                                    119,600
      4,500 Meredith Corp                                                187,592
      5,200 Mohawk Industries Inc*                                       137,150
     28,100 Nabisco Group Holdings Corp                                  298,563
     14,740 New York Times Co Class A                                    724,103
    125,600 PepsiCo Inc                                                4,427,400
    204,200 Philip Morris Companies Inc                                4,734,785
    113,400 Procter & Gamble Co                                       12,424,331
     11,500 Quaker Oats Co                                               754,688
      9,466 RJ Reynolds Tobacco Holdings Inc                             166,838
     10,900 RR Donnelley & Sons Co                                       270,451
     27,900 Ralston-Ralston Purina Group                                 777,713
      9,200 Readers Digest Association Inc Class A                       269,100
      2,800 Russell Corp                                                  46,900
     78,400 Sara Lee Corp                                              1,729,661
      1,400 Scholastic Corp*                                              87,062
     37,400 Seagram Company Ltd                                        1,680,644
     11,500 Shaw Industries Inc                                          177,526
      1,500 Springs Industries Inc Class A                                59,905
     15,700 Starbucks Corp*                                              380,725
      6,200 Tiffany & Co                                                 553,350
      5,200 Times Mirror Co Class A                                      348,400
     20,500 Tribune Co                                                 1,128,771
      5,000 Tupperware Corp                                               84,685
     19,850 Tyson Foods Inc Class A                                      322,563
      8,800 US Foodservice Inc*                                          147,400
     14,800 UST Inc                                                      372,768
      5,100 Unifi Inc*                                                    62,791
     49,339 Unilever NV ADR                                            2,685,867
      2,700 Universal Corp                                                61,592
      4,300 Universal Foods Corp                                          87,613
     10,200 VF Corp                                                      306,000
      8,200 Viad Corp                                                    228,575
      3,890 Vlasic Foods International Inc*                               22,122
      4,800 Warnaco Group Inc Class A                                     59,098
        800 Washington Post Co Class B                                   444,700
      4,391 Wausau-Mosinee Paper Corp                                     51,318
      4,600 Westpoint Stevens Inc                                         80,500
     12,200 Whitman Corp                                                 163,931
      9,600 Willamette Industries Inc                                    445,795
     10,000 Wm Wrigley Jr Co                                             829,370
                                                                     $79,549,676

MFTG - INDUSTRIAL PRODS. --- 8.5%
     29,750 3Com Corp*                                                 1,398,250
      2,675 A Schulman Inc                                                43,635
      8,900 AK Steel Holding Corp                                        167,988
      8,800 ALZA Corp*                                                   304,700
    132,700 Abbott Laboratories                                        4,818,602
     19,800 Air Products & Chemicals Inc                                 664,528
      6,100 Airgas Inc*                                                   57,950
      2,637 Albany International Corp Class A*                            40,868
      4,050 Albemarle Corp                                                77,707
     18,900 Alcan Aluminium Ltd                                          778,434
    112,700 American Home Products Corp                                4,444,550
      6,100 American Standard Companies Inc*                             279,838
      2,750 Ametek Inc                                                    52,420
      3,500 Armstrong World Industries Inc                               116,813
      2,200 Arvin Industries Inc                                          62,425
      9,480 BF Goodrich Co                                               260,700
      2,600 Ball Corp                                                    102,375
      1,900 Bandag Inc                                                    47,500
      4,500 Bemis Company Inc                                            156,938
     11,350 Bethlehem Steel Corp*                                         95,056
      4,200 Blyth Industries Inc*                                        103,160
      4,500 Bowater Inc                                                  244,404
     10,298 CK Witco Corp                                                137,736
      5,700 Cabot Corp                                                   116,138
      6,600 Callaway Golf Co                                             116,734
      2,600 Carlisle Companies Inc                                        93,600
      1,900 Carpenter Technology Corp                                     52,130
     30,700 Caterpillar Inc                                            1,444,803
      8,300 Champion International Corp                                  514,077
     15,700 Chiron Corp*                                                 665,288
      7,800 Consolidated Papers Inc                                      248,134
      8,100 Cooper Industries Inc                                        327,540
      6,500 Cooper Tire & Rubber Co                                      101,153
      3,200 Cordant Technologies Inc                                     105,600
     21,100 Corning Inc                                                2,720,571
      5,700 Crane Co                                                     113,288
     10,500 Crown Cork & Seal Company Inc                                234,938
      3,600 Cytec Industries Inc*                                         83,250
     12,300 Danaher Corp                                                 593,475
     20,200 Deere & Co                                                   876,175
      2,000 Dexter Corp                                                   79,500
     17,600 Dover Corp                                                   798,600
     18,900 Dow Chemical Co                                            2,525,513
     90,107 EI du Pont de Nemours & Co                                 5,935,799
      6,800 Eastman Chemical Co                                          324,272
     11,200 Ecolab Inc                                                   438,200
     10,900 Engelhard Corp                                               205,738
      7,300 Ethyl Corp                                                    28,740
      3,000 Ferro Corp                                                    66,000
      3,200 Flowserve Corp                                                54,400
     18,700 Fort James Corp                                              511,913
      2,700 Georgia Gulf Corp                                             82,180
      3,800 Gilead Sciences Inc*                                         205,675
     13,500 Goodyear Tire & Rubber Co                                    380,525
      5,000 Great Lakes Chemical Corp                                    190,935
     26,500 Guidant Corp*                                              1,245,500
      1,200 HB Fuller Co                                                  67,124
      3,500 Harsco Corp                                                  111,125
      9,200 Hercules Inc                                                 256,450
     68,312 Honeywell International Inc                                3,940,714
      6,800 ICN Pharmaceuticals Inc                                      172,122
      9,900 IMC Global Inc                                               162,113
      7,600 ITT Industries Inc                                           254,121
     25,983 Illinois Tool Works Inc                                    1,755,463
     14,150 Ingersoll-Rand Co                                            779,127
      2,600 Kaydon Corp                                                   69,711
      2,600 Kennametal Inc                                                87,425
     46,980 Kimberly-Clark Corp                                        3,065,445
      5,800 Lear Corp*                                                   185,600
      4,700 Lubrizol Corp                                                145,113
     10,100 Lyondell Chemical Co                                         128,775
      4,200 MA Hanna Co                                                   45,935
      6,000 Mallinckrodt Inc                                             190,872
      4,000 Martin Marietta Materials Inc                                164,000
      8,900 Mead Corp                                                    386,589
      5,800 Medimmune Inc*                                               962,075
      6,000 Meritor Automotive Inc                                       116,250
      4,400 Microchip Technology Inc*                                    301,123
      3,150 Milacron Inc                                                  48,431
      3,900 Millipore Corp                                               150,638
      1,800 Minerals Technologies Inc                                     72,112
     34,600 Minnesota Mining & Manufacturing Co                        3,386,475
      2,500 Modine Manufacturing Co                                       62,500
     54,800 Monsanto Co                                                1,952,250
     11,200 Mylan Laboratories Inc                                       282,094
        700 NACCO Industries Inc Class A                                  38,893
        500 NCH Corp                                                      22,281
      1,400 Nordson Corp                                                  67,550
      3,400 Novellus Systems Inc*                                        416,605
      7,500 Nucor Corp                                                   411,090
      3,900 Olin Corp                                                     77,267
      2,200 Oregon Steel Mills Inc                                        17,461
      4,700 Owens Corning                                                 90,766
     13,000 Owens-Illinois Inc*                                          325,806
      8,900 PE Corp-PE Biosystems Group                                1,070,777
      3,600 PH Glatfelter Co                                              52,423
     15,000 PPG Industries Inc                                           938,430
     10,700 Pall Corp                                                    230,713
      9,675 Parker-Hannifin Corp                                         496,444
      4,200 Pentair Inc                                                  161,700
      6,300 Perrigo Co*                                                   50,400
    334,100 Pfizer Inc                                                10,837,202
     44,760 Pharmacia & Upjohn Inc                                     2,014,200
      2,500 Potlatch Corp                                                111,563
     13,700 Praxair Inc                                                  689,274
      2,150 Precision Castparts Corp                                      56,438
      9,281 RPM Inc                                                       94,546
      5,500 Reynolds Metals Co                                           421,438
     16,400 Rockwell International Corp                                  785,150
     18,904 Rohm & Haas Co                                               769,147
      2,188 Ryerson Tull Inc                                              42,528
    126,800 Schering-Plough Corp                                       5,349,312
      7,205 Sealed Air Corp*                                             373,305
        900 Sequa Corp Class A*                                           48,543
     14,300 Sherwin-Williams Co                                          300,300
      8,700 Sigma-Aldrich Corp                                           261,539
      5,100 Snap-on Inc                                                  135,466
      9,480 Solutia Inc                                                  146,343
      8,797 Sonoco Products Co                                           200,132
      3,100 Southdown Inc                                                160,038
      7,700 Stanley Works                                                231,963
      2,400 Stewart & Stevenson Services Inc                              28,423
      1,700 Tecumseh Products Co Class A                                  80,218
      4,800 Temple-Inland Inc                                            316,498
      5,300 The Timken Co                                                108,316
      3,400 Trinity Industries Inc                                        96,686
    145,728 Tyco International Ltd                                     5,665,176
      3,900 UCAR International Inc*                                       69,467
      4,300 USG Corp                                                     202,638
     26,800 USX-Marathon Group                                           661,612
      7,600 USX-US Steel Group                                           250,800
     11,600 Union Carbide Corp                                           774,300
      5,600 Varco International Inc*                                      57,047
      6,200 WR Grace & Co*                                                86,025
     74,090 Warner-Lambert Co                                          6,070,712
      8,300 Watson Pharmaceuticals Inc*                                  297,240
      2,900 Wellman Inc                                                   54,013
      8,650 Westvaco Corp                                                282,206
      7,650 Worthington Industries Inc                                   126,699
     57,300 Xerox Corp                                                 1,299,965
                                                                     $99,263,807

MINING --- 0.5%
     31,642 Alcoa Inc                                                  2,626,286
     34,016 Barrick Gold Corp                                            601,641
      1,000 Cleveland-Cliffs Inc                                          31,125
     14,094 Freeport-McMoran Copper & Gold Inc Class B*                  297,736
     22,500 Homestake Mining Co                                          175,770
     16,550 Inco Ltd*                                                    388,925
        600 Maxxam Inc*                                                   25,725
     14,424 Newmont Mining Corp                                          353,388
      6,970 Phelps Dodge Corp                                            467,861
     28,100 Placer Dome Inc                                              302,075
      8,600 Vulcan Materials Co                                          343,458
                                                                      $5,613,990

OIL & GAS --- 5.7%
      7,800 Amerada Hess Corp                                            442,650
     11,000 Anadarko Petroleum Corp                                      375,375
      9,850 Apache Corp                                                  363,829
      6,200 Ashland Inc                                                  204,209
     27,900 Atlantic Richfield Co                                      2,413,350
      6,100 BJ Services Company USA*                                     255,053
     28,410 Baker Hughes Inc                                             598,371
     18,758 Burlington Resources Inc                                     620,177
     56,600 Chevron Corp                                               4,902,975
     18,400 Coastal Corp                                                 652,041
     54,049 Conoco Inc                                                 1,344,469
      7,400 Devon Energy Corp                                            243,275
     19,668 El Paso Energy Corp                                          763,354
     61,720 Enron Corp                                                 2,738,825
     11,900 Ensco International Inc                                      272,213
    298,062 Exxon Mobil Corp                                          24,012,471
     15,100 Global Marine Inc*                                           251,038
     38,150 Halliburton Co                                             1,535,538
      2,500 Hanover Compressor Co*                                        94,375
      4,300 Helmerich & Payne Inc                                         93,792
      7,490 Kerr-McGee Corp                                              464,380
      9,750 Kinder Morgan Inc                                            196,823
      5,100 McDermott International Inc                                   46,216
      3,900 Murphy Oil Corp                                              223,763
     11,950 Nabors Industries Inc*                                       369,697
      4,900 Noble Affiliates Inc                                         105,041
     11,300 Noble Drilling Corp*                                         370,075
     31,700 Occidental Petroleum Corp                                    685,513
     14,398 Ocean Energy Inc*                                            111,585
      6,730 Pennzoil-Quakers State Co                                     68,559
     21,900 Phillips Petroleum Co                                      1,029,300
      8,700 Pioneer Natural Resources Co*                                 77,752
      7,200 Rowan Companies Inc*                                         156,146
    185,100 Royal Dutch Petroleum Co ADR                              11,186,889
     15,900 Santa Fe Snyder Corp*                                        127,200
     47,448 Schlumberger Ltd                                           2,668,950
     20,780 Sempra Energy                                                361,052
      4,200 Smith International Inc*                                     208,685
      7,800 Sunoco Inc                                                   183,300
     47,700 Texaco Inc                                                 2,590,682
     12,400 Tosco Corp                                                   337,119
     17,905 Transocean Sedco Forex Inc                                   603,163
      7,486 Ultramar Diamond Shamrock Corp                               169,835
     21,766 Union Pacific Resources Group Inc                            277,517
     20,900 UnoCal Corp                                                  701,446
      4,800 Valero Energy Corp                                            95,400
      9,369 Weatherford International*                                   374,170
                                                                     $65,967,638

OTHER TRANS. SERVICES --- 0.1%
      3,700 Alexander & Baldwin Inc                                       84,404
      2,600 FMC Corp*                                                    149,011
      4,200 GATX Corp                                                    141,750
      3,100 JB Hunt Transport Services Inc                                42,913
      2,900 Overseas Shipholding Group Inc                                42,955
      4,800 Tidewater Inc                                                172,800
                                                                        $633,833

RAILROADS --- 0.3%
     39,400 Burlington Northern Santa Fe Corp                            955,450
     18,800 CSX Corp                                                     589,850
      9,500 Kansas City Southern Industries Inc                          708,938
     32,900 Norfolk Southern Corp                                        674,450
     21,500 Union Pacific Corp                                           937,938
      4,400 Wisconsin Central Transportation Corp*                        59,123
                                                                      $3,925,749

RETAIL TRADE --- 7.0%
      8,900 Abercrombie & Fitch Co*                                      237,514
     36,539 Albertson's Inc                                            1,178,383
      4,000 American Eagle Outfitters*                                   180,000
     12,500 AutoZone Inc*                                                403,900
      9,700 Avery Dennison Corp                                          706,888
      6,400 BJ Wholesale Club Inc*                                       233,600
      6,000 Barnes & Noble Inc*                                          123,750
     12,100 Bed Bath & Beyond Inc*                                       420,475
     17,700 Best Buy Inc*                                                888,310
      3,400 Bob Evans Farms Inc                                           52,486
      6,700 Borders Group Inc*                                           107,615
      5,600 Brinker International Inc*                                   134,400
      3,600 Buffets Inc*                                                  36,000
      5,100 CBRL Group Inc                                                49,485
     17,500 Circuit City Stores-Circuit City Group                       788,585
      4,425 Claire's Stores Inc                                           99,009
      9,524 Consolidated Stores Corp*                                    154,765
     11,300 Darden Restaurants Inc                                       204,813
     38,000 Dayton Hudson Corp                                         2,790,606
      9,300 Dillards Inc Class A                                         187,739
     22,960 Dollar General Corp                                          522,340
      5,400 Dollar Tree Stores Inc*                                      261,560
      4,000 Donaldson Company Inc                                         96,248
      3,300 Express Scripts Inc*                                         211,200
     14,900 Family Dollar Stores Inc                                     243,049
      3,300 Fastenal Co                                                  148,292
     18,100 Federated Department Stores Inc*                             915,172
     14,200 Fortune Brands Inc                                           469,480
      4,300 Furniture Brands International Inc*                           94,600
     73,875 Gap Inc                                                    3,398,250
     15,375 Genuine Parts Co                                             381,485
      3,300 Great Atlantic & Pacific Tea Company Inc                      91,988
      3,600 Hannaford Brothers Co                                        249,523
      6,100 Harcourt General Inc                                         245,525
      5,225 Heilig-Meyers Co                                              14,369
    198,750 Home Depot Inc                                            13,626,698
     22,500 JC Penney Co Inc                                             448,583
     42,600 Kmart Corp*                                                  428,641
     14,100 Kohl's Corp*                                               1,017,837
     71,800 Kroger Co*                                                 1,355,225
     18,495 Limited Inc                                                  801,055
      2,800 Lone Star Steakhouse & Saloon Inc*                            24,979
      3,400 Longs Drug Stores Corp                                        87,761
     33,000 Lowe's Companies Inc                                       1,971,750
     28,800 May Department Stores Co                                     928,800
    116,900 McDonald's Corp                                            4,712,473
      3,100 Micro Warehouse Inc*                                          57,350
     24,200 NIKE Inc Class B                                           1,199,400
      4,200 Neiman Marcus Group Inc*                                     117,335
     24,315 Newell Rubbermaid Inc                                        705,135
     12,000 Nordstrom Inc                                                314,244
     28,437 Office Depot Inc*                                            311,015
      9,750 OfficeMax Inc*                                                53,625
      6,500 Outback Steakhouse Inc*                                      168,591
      2,600 Papa John's International Inc*                                67,761
      2,716 Payless Shoesource Inc*                                      127,652
      4,524 Pep Boys - Manny Moe & Jack                                   41,282
      4,900 Reebok International Ltd*                                     40,116
     22,300 Rite Aid Corp                                                249,470
      7,800 Ross Stores Inc                                              139,909
      4,000 Ruddick Corp                                                  62,000
      2,699 SPX Corp*                                                    218,112
     43,900 Safeway Inc*                                               1,561,172
     12,484 Saks Inc*                                                    194,276
     32,600 Sears Roebuck & Co                                           992,246
     40,082 Staples Inc*                                                 831,702
     26,800 TJX Companies Inc                                            547,712
     16,700 Tandy Corp                                                   821,423
     21,100 Toys R Us Inc*                                               301,983
     13,280 Tricon Global Restaurants*                                   512,940
    384,100 Wal-Mart Stores Inc                                       26,550,913
     86,600 Walgreen Co                                                2,533,050
     10,300 Wendy's International Inc                                    212,438
      4,800 Williams-Sonoma Inc*                                         220,800
     12,800 Winn-Dixie Stores Inc                                        306,394
                                                                     $81,185,252

SECURITIES & COMMODITIES --- 1.3%
      7,925 AG Edwards Inc                                               254,091
     10,299 Bear Stearns Companies Inc                                   440,282
     70,774 Charles Schwab Corp                                        2,715,952
     21,750 Franklin Resources Inc                                       697,348
      2,700 Investment Technology Group Inc*                              77,625
      4,900 Legg Mason Inc                                               177,625
     10,400 Lehman Brothers Holdings Inc                                 880,745
     32,000 Merrill Lynch & Co Inc                                     2,672,000
     48,081 Morgan Stanley Dean Witter & Co                            6,863,563
     12,350 Paine Webber Group Inc                                       479,328
     10,300 T Rowe Price & Associates Inc                                380,451
                                                                     $15,639,010

TELEPHONE --- 5.8%
     12,900 ADC Telecommunications Inc*                                  936,050
     27,106 ALLTEL Corp                                                2,241,314
    133,976 Bell Atlantic Corp                                         8,247,831
    162,500 BellSouth Corp                                             7,606,950
     12,050 CenturyTel Inc                                               570,869
     83,900 GTE Corp                                                   5,920,152
     65,485 Global Crossing Ltd*                                       3,274,250
    244,943 MCI WorldCom Inc*                                         12,997,139
    294,413 SBC Communications Inc                                    14,352,634
     75,200 Sprint Corp                                                5,061,862
     37,225 Sprint PCS                                                 3,815,563
     43,611 US WEST Inc                                                3,139,992
                                                                     $68,164,606

TRANSPORTATION --- 0.0%
      4,200 CNF Transportation Inc                                       144,900
                                                                        $144,900

TRANSPORTATION EQUIPMENT --- 2.0%
      2,300 Borg-Warner Automotive Inc                                    93,150
      3,600 Cummins Engine Company Inc                                   173,923
     14,161 Dana Corp                                                    423,938
     48,745 Delphi Automotive Systems Corp                               767,734
      6,400 Eaton Corp                                                   464,800
      6,400 Federal-Mogul Corp                                           128,800
      2,800 Fleetwood Enterprises Inc                                     57,750
    104,200 Ford Motor Co                                              5,568,135
     17,300 General Dynamics Corp                                        912,575
     55,300 General Motors Corp                                        4,019,591
     13,100 Harley-Davidson Inc                                          839,212
     34,182 Lockheed Martin Corp                                         747,731
      5,490 Navistar International Corp*                                 260,089
      2,820 Newport News Shipbuilding Inc                                 77,550
      6,000 Northrop Grumman Corp                                        324,372
      6,740 PACCAR Inc                                                   298,663
      2,300 Superior Industries International Inc                         61,668
     10,500 TRW Inc                                                      545,339
     12,800 Textron Inc                                                  981,594
     80,676 The Boeing Co                                              3,353,056
     41,290 United Technologies Corp                                   2,683,850
                                                                     $22,783,520

UTILITIES --- 0.0%
      5,200 NSTAR                                                        210,600
                                                                        $210,600

WATER --- 0.0%
      8,400 American Water Works Company Inc                             178,500
                                                                        $178,500

WHOLESALE TRADE - INDL --- 0.0%
      9,000 Sybron International Corp*                                   222,183
                                                                        $222,183

WHOLESALE TRADE -CONSUMER --- 0.4%
     11,600 Bergen Brunswig Corp Class A                                  96,419
     24,170 Cardinal Health Inc                                        1,157,139
     19,171 Costco Wholesale Corp*                                     1,749,354
     12,000 SUPERVALU Inc                                                240,000
     28,400 SYSCO Corp                                                 1,123,561
      4,500 Tech Data Corp*                                              122,063
                                                                      $4,488,536

TOTAL COMMON STOCK --- 97.9%                                      $1,142,827,347
(Cost $511,389,313)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 1.9%
 22,121,000 Canadian Imperial Bank of Commerce                        22,121,000
                                                                     $22,121,000

U.S. GOVERNMENT --- 0.2%
  2,000,000 United States of America (1)                               2,000,867
                                                                      $2,000,867

TOTAL SHORT-TERM INVESTMENTS --- 2.1%                                $24,121,867
(Cost $24,121,867)

TOTAL STOCK INDEX PORTFOLIO --- 100.0%                            $1,166,949,214
(Cost $535,511,180)


The Maxim Series Fund

T. Rowe Price Equity/Income Portfolio

COMMON STOCK

AGENCY --- 1.1%
     34,200 Fannie Mae                                                 2,135,345
                                                                      $2,135,345

COMMUNICATIONS --- 0.5%
     17,550 AT&T Corp                                                    890,663
                                                                        $890,663

CONSUMER SERVICES --- 3.9%
     15,400 Becton Dickinson & Co                                        411,950
     24,200 H&R Block Inc                                              1,058,750
     74,400 Hilton Hotels Corp                                           716,100
     12,100 Merck & Co Inc                                               811,450
    239,300 Smith & Nephew PLC                                           803,757
     59,352 Starwood Hotels & Resorts Worldwide Inc                    1,394,772
     77,000 The Walt Disney Co                                         2,252,250
                                                                      $7,449,029

CREDIT INSTITUTIONS --- 2.2%
     15,500 JP Morgan & Co Inc                                         1,962,688
     23,000 KeyCorp                                                      508,875
     32,800 Mercantile Bankshares Corp                                 1,047,534
     29,600 National City Corp                                           701,135
                                                                      $4,220,232

ELECTRIC --- 4.2%
     26,787 DQE Inc                                                      927,500
     28,400 Duke Energy Corp                                           1,423,550
     22,600 Entergy Corp                                                 581,950
     46,410 FirstEnergy Corp                                           1,052,904
     28,600 Niagara Mohawk Holdings Inc*                                 398,598
     28,420 Scottish Power                                               795,760
     52,700 Southern Co                                                1,238,450
     24,100 Teco Energy Inc                                              447,344
     35,400 Unicom Corp                                                1,185,900
                                                                      $8,051,956

ELECTRONICS - HIGH TECH --- 3.4%
     32,300 Compaq Computer Corp                                         874,103
     30,900 Eastman Kodak Co                                           2,047,125
     15,400 Hewlett-Packard Co                                         1,754,630
     32,500 Hubbell Inc Class B                                          885,625
     15,500 Whirlpool Corp                                             1,008,461
                                                                      $6,569,944

ENVIRONMENTAL SERVICES --- 0.6%
     68,930 Waste Management Inc                                       1,184,700
                                                                      $1,184,700

FINANCIAL SERVICES --- 3.0%
     67,604 Fleet Boston Financial Corp                                2,353,430
     99,800 Mellon Financial Services                                  3,399,388
                                                                      $5,752,818

FORESTRY --- 1.8%
     60,383 International Paper Co                                     3,407,835
                                                                      $3,407,835

GAS --- 0.4%
     32,500 Reliant Energy Inc                                           743,438
                                                                        $743,438

HOLDING & INVEST. OFFICES --- 4.2%
     42,210 Bank One Corp                                              1,353,337
     21,500 Bank of America Corp                                       1,079,021
      7,692 Chase Manhattan Corp                                         597,568
     49,825 Citigroup Inc                                              2,768,377
     31,000 Firstar Corp                                                 654,875
     39,000 Wells Fargo Co                                             1,577,043
                                                                      $8,030,221

INDUSTRIAL SERVICES --- 0.6%
     37,500 Dun & Bradstreet Corp                                      1,106,250
                                                                      $1,106,250

INSURANCE --- 5.0%
     27,700 American General Corp                                      2,101,738
     23,900 Chubb Corp                                                 1,345,857
     25,200 Lincoln National Corp                                      1,008,000
     39,100 SAFECO Corp                                                  972,613
     59,572 St Paul Companies Inc                                      2,006,802
     45,600 UnumProvident Corp                                         1,462,027
     12,600 XL Capital Ltd                                               653,625
                                                                      $9,550,662

MFTG - CONSUMER PRODS. --- 13.8%
     27,700 Anheuser-Busch Companies Inc                               1,963,238
     22,700 Brown-Forman Corp Class B                                  1,299,575
     30,700 Campbell Soup Co                                           1,187,691
     18,500 Dow Jones & Company Inc                                    1,258,000
     75,300 General Mills Inc                                          2,691,975
     43,100 HJ Heinz Co                                                1,715,897
     44,600 Hasbro Inc                                                   850,165
     34,600 Hershey Foods Corp                                         1,643,500
     50,000 International Flavors & Fragrances Inc                     1,887,500
     29,400 Kellogg Co                                                   905,873
     31,900 Knight-Ridder Inc                                          1,898,050
     45,100 McCormick & Company Inc (nonvtg)                           1,341,725
     63,950 Philip Morris Companies Inc                                1,482,809
     21,700 Quaker Oats Co                                             1,424,063
     32,100 RR Donnelley & Sons Co                                       796,465
     30,200 Readers Digest Association Inc Class A                       883,350
     26,200 Tupperware Corp                                              443,749
     60,500 UST Inc                                                    1,523,814
     21,600 Unilever NV                                                1,191,651
                                                                     $26,389,090

MFTG - INDUSTRIAL PRODS. --- 17.1%
     34,600 Abbott Laboratories                                        1,256,395
     74,300 American Home Products Corp                                2,930,169
     29,700 Armstrong World Industries Inc                               991,238
     35,951 CK Witco Corp                                                480,845
     39,200 Consolidated Papers Inc                                    1,247,030
     23,511 Cooper Industries Inc                                        950,714
     13,900 Dow Chemical Co                                            1,857,388
     37,600 EI du Pont de Nemours & Co                                 2,476,900
     61,600 Fort James Corp                                            1,686,300
     33,600 Great Lakes Chemical Corp                                  1,283,083
     52,000 Hercules Inc                                               1,449,500
      9,737 Honeywell International Inc                                  561,698
     20,200 Imperial Chemical Industries PLC                             859,752
     41,300 Kimberly-Clark Corp                                        2,694,825
     23,050 Minnesota Mining & Manufacturing Co                        2,256,019
     19,900 PPG Industries Inc                                         1,244,984
     75,000 Pall Corp                                                  1,617,150
     50,012 Pharmacia & Upjohn Inc                                     2,250,540
     15,400 Reynolds Metals Co                                         1,180,025
     42,400 Stanley Works                                              1,277,300
     38,550 USX-Marathon Group                                           951,684
     57,800 Xerox Corp                                                 1,311,309
                                                                     $32,814,848

MINING --- 1.4%
     30,900 Inco Ltd*                                                    726,150
     41,186 Newmont Mining Corp                                        1,009,057
     15,300 Phelps Dodge Corp                                          1,027,013
                                                                      $2,762,220

OIL & GAS --- 13.6%
     33,100 Amerada Hess Corp                                          1,878,425
     36,800 Atlantic Richfield Co                                      3,183,200
     53,938 BP Amoco PLC                                               3,199,171
     85,300 Baker Hughes Inc                                           1,796,589
     29,150 Chevron Corp                                               2,525,119
     79,548 Exxon Mobil Corp                                           6,408,539
     16,700 Phillips Petroleum Co                                        784,900
     37,100 Royal Dutch Petroleum Co ADR                               2,242,213
     41,600 Texaco Inc                                                 2,259,379
     55,400 UnoCal Corp                                                1,859,335
                                                                     $26,136,870

OTHER TRANS. SERVICES --- 0.2%
     10,800 GATX Corp                                                    364,500
                                                                        $364,500

RAILROADS --- 2.0%
     19,100 Burlington Northern Santa Fe Corp                            463,175
     78,800 Norfolk Southern Corp                                      1,615,400
     41,750 Union Pacific Corp                                         1,821,344
                                                                      $3,899,919

REAL ESTATE --- 1.4%
     59,796 Simon Property Group Inc                                   1,371,541
     38,400 The Rouse Co                                                 816,000
     15,400 Vornado Realty Trust                                         500,500
                                                                      $2,688,041

RETAIL TRADE --- 2.7%
     27,500 Fortune Brands Inc                                           909,205
     45,650 Genuine Parts Co                                           1,132,668
     26,400 JC Penney Co Inc                                             526,337
     28,500 May Department Stores Co                                     919,125
     46,200 Rite Aid Corp                                                516,839
     76,700 Toys R Us Inc*                                             1,097,730
                                                                      $5,101,904

TELEPHONE --- 9.0%
     33,900 ALLTEL Corp                                                2,803,089
     28,000 BCE Inc                                                    2,525,236
     36,600 Bell Atlantic Corp                                         2,253,169
     19,100 BellSouth Corp                                               894,109
     43,600 GTE Corp                                                   3,076,503
     73,413 SBC Communications Inc                                     3,578,884
     30,800 US WEST Inc                                                2,217,600
                                                                     $17,348,590

TRANSPORTATION EQUIPMENT --- 2.8%
     15,500 Dana Corp                                                    464,024
     11,000 General Motors Corp                                          799,557
     79,100 Lockheed Martin Corp                                       1,730,313
     19,100 TRW Inc                                                      991,997
     31,300 The Boeing Co                                              1,300,891
                                                                      $5,286,782

TOTAL COMMON STOCK --- 94.8%                                        $181,885,857
(Cost $171,825,186)

SHORT-TERM INVESTMENTS

CREDIT INSTITUTIONS --- 0.9%
  1,700,000 American Express Co                                        1,699,079
                                                                      $1,699,079

FOREIGN BANKS --- 4.3%
  8,289,000 Canadian Imperial Bank of Commerce                         8,289,000
                                                                      $8,289,000

TOTAL SHORT-TERM INVESTMENTS --- 5.2%                                 $9,988,079
(Cost $9,988,079)

TOTAL T. ROWE PRICE EQUITY/INCOME PORTFOLIO --- 100.0%              $191,873,936
(Cost $181,813,265)


The Maxim Series Fund

T. Rowe Price MidCap Growth Portfolio

COMMON STOCK

COMMUNICATIONS --- 10.9%
      5,500 Allegiance Telecom Inc*                                      507,375
     57,000 Charter Communications Inc Class A*                        1,246,875
     50,000 Infinity Broadcasting Corp Class A*                        1,809,350
    116,000 NOVA Corp*                                                 3,661,192
     38,000 Rogers Communications Inc Class B*                           940,500
      4,000 Tritel Inc*                                                  126,748
     12,500 Univision Communications Inc Class A*                      1,277,338
     48,000 VoiceStream Wireless Corp*                                 6,830,965
     85,000 Western Wireless Corp*                                     5,673,750
                                                                     $22,074,093

CONSUMER SERVICES --- 10.6%
     10,900 Apollo Group Inc Class A*                                    218,676
     22,000 Biogen Inc*                                                1,859,000
     59,000 Galileo International Inc                                  1,766,283
     40,500 Henry Schein Inc*                                            539,136
     46,500 Hertz Corp                                                 2,330,813
    173,000 Omnicare Inc                                               2,076,000
     64,000 Premier Parks Inc*                                         1,848,000
     12,300 QLT PhotoTherapeutics Inc*                                   722,625
    135,500 Republic Services Inc*                                     1,947,813
     37,000 Royal Caribbean Cruises Ltd                                1,824,544
     41,500 Teva Pharmaceutical Industries Ltd                         2,975,011
     66,300 United Rentals Inc*                                        1,135,388
     34,000 Wellpoint Health Networks Inc*                             2,241,858
                                                                     $21,485,147

CREDIT INSTITUTIONS --- 2.1%
     38,500 Capital One Financial Corp                                 1,855,200
     17,150 Concord EFS Inc*                                             441,613
     18,500 First Tennessee National Corp                                527,250
     77,500 North Fork Bancorporation Inc                              1,356,250
                                                                      $4,180,313

ELECTRONICS - HIGH TECH --- 16.0%
     47,500 Analog Devices Inc*                                        4,417,500
      9,000 Citrix Systems Inc*                                        1,107,000
      9,500 EarthLink Network Inc*                                       403,750
     13,500 KLA-Tencor Corp*                                           1,503,563
     15,500 Lattice Semiconductor Corp*                                  730,438
     51,000 MSC Industrial Direct Company Inc Class A*                   675,750
     44,000 Maxim Integrated Products Inc*                             2,076,228
     42,500 Molex Inc                                                  1,923,125
     58,000 Novell Inc*                                                2,316,346
     12,000 PMC-Sierra Inc*                                            1,923,744
     19,000 PSINet Inc*                                                1,173,250
     14,000 Peregrine Systems Inc*                                     1,178,618
     56,000 Quantum Corporation-DLT & Storage Systems*                   847,000
     51,000 SCI Systems Inc*                                           4,191,537
      1,000 Safeguard Scientifics Inc*                                   162,062
     11,500 Sanmina Corp*                                              1,148,563
     14,600 Sepracor Inc*                                              1,448,130
     38,300 Teleflex Inc                                               1,199,250
     27,000 Waters Corp*                                               1,431,000
     52,000 Xilinx Inc*                                                2,364,336
      5,000 eSPEED Inc Class A*                                          177,810
                                                                     $32,399,000

FINANCIAL SERVICES --- 1.6%
     57,000 CIT Group Inc Class A                                      1,204,125
     91,000 Heller Financial Inc                                       1,825,642
     10,000 NextCard Inc*                                                288,750
                                                                      $3,318,517

HOLDING & INVEST. OFFICES --- 3.2%
     90,000 Federated Investors Inc                                    1,805,580
     27,000 MGIC Investment Corp                                       1,625,049
     85,000 Waddell & Reed Financial Class A                           2,305,625
     32,000 Waddell & Reed Financial Class B                             804,000
                                                                      $6,540,254

INDUSTRIAL SERVICES --- 12.2%
     66,000 Affiliated Computer Services Inc Class A*                  3,036,000
    100,500 CIBER Inc                                                  2,763,750
      7,000 CNET Inc*                                                    397,250
     87,500 Ceridian Corp*                                             1,886,675
     38,000 Intuit Inc                                                 2,277,606
     68,500 Keane Inc*                                                 2,174,875
     50,500 Manpower Inc                                               1,900,063
     52,500 National Data Corp                                         1,781,693
     63,500 Parametric Technology Corp*                                1,718,437
     28,500 Robert Half International Inc*                               814,017
     50,500 Shire Pharmaceuticals Group PLC*                           1,470,813
     21,500 Sotheby's Holdings Inc Class A                               645,000
     68,100 SunGard Data Systems Inc*                                  1,617,375
     34,000 Synopsys Inc*                                              2,269,500
                                                                     $24,753,054

INSURANCE --- 2.7%
     68,000 Ace Ltd                                                    1,134,716
     17,500 EW Blanch Holdings                                         1,071,875
     47,500 Protective Life Corp                                       1,511,070
     35,000 Radian Group Inc                                           1,671,250
                                                                      $5,388,911

MFTG - CONSUMER PRODS. --- 4.8%
     22,200 Catalina Marketing Corp*                                   2,569,650
     83,500 Jones Apparel Group Inc*                                   2,264,938
    147,000 US Foodservice*                                            2,462,250
     78,500 Viad Corp                                                  2,188,188
     22,500 Warnaco Group Inc Class A                                    277,020
                                                                      $9,762,046

MFTG - INDUSTRIAL PRODS. --- 8.3%
      7,700 Affymetrix Inc*                                            1,306,590
     31,000 Danaher Corp                                               1,495,750
     34,000 Gilead Sciences Inc*                                       1,840,250
     27,100 Great Lakes Chemical Corp                                  1,034,868
     25,000 Martin Marietta Materials Inc                              1,025,000
     16,500 MedImmune Inc*                                             2,736,938
     46,500 Millipore Corp                                             1,796,063
     68,000 Mylan Laboratories Inc                                     1,712,716
     54,500 Pentair Inc                                                2,098,250
     37,100 Pinnacle Holdings Inc*                                     1,572,113
      8,000 Watson Pharmaceuticals Inc*                                  286,496
                                                                     $16,905,034

OIL & GAS --- 4.3%
     79,500 BJ Services Co*                                            3,324,054
     62,000 Devon Energy Corp                                          2,038,250
    128,000 Ocean Energy Inc*                                            992,000
     46,500 Smith International Inc*                                   2,310,446
                                                                      $8,664,750

OTHER TRANS. SERVICES --- 0.7%
     23,400 CH Robinson Worldwide Inc                                    930,150
      9,700 Expeditors International of Washington Inc                   424,976
                                                                      $1,355,126

RETAIL TRADE --- 9.6%
     73,500 BJ's Wholesale Club Inc*                                   2,682,750
     50,000 Borders Group Inc*                                           803,100
     89,000 Circuit City Stores-Circuit City Group                     4,010,518
     77,600 Consolidated Stores Corp*                                  1,261,000
    116,500 Family Dollar Stores Inc                                   1,900,348
     68,000 O'Reilly Automotive Inc*                                   1,462,000
     60,000 Outback Steakhouse Inc*                                    1,556,220
     62,000 ShopKo Stores Inc*                                         1,426,000
     87,000 TJX Companies Inc                                          1,778,019
     54,000 Whole Foods Market Inc*                                    2,504,250
                                                                     $19,384,205

TELEPHONE --- 2.0%
     18,580 ADC Telecommunications Inc*                                1,348,216
     58,900 Crown Castle International Corp*                           1,892,163
     13,500 McLeodUSA Inc Class A*                                       794,813
                                                                      $4,035,192

WHOLESALE TRADE - INDL --- 1.0%
     85,000 Sybron International Corp*                                 2,098,395
                                                                      $2,098,395

WHOLESALE TRADE -CONSUMER --- 2.1%
    116,000 AmeriSource Health Corp Class A*                           1,761,692
     13,500 Costco Wholesale Corp*                                     1,231,875
     48,500 Tech Data Corp*                                            1,315,563
                                                                      $4,309,130

TOTAL COMMON STOCK --- 92.1%                                        $186,653,167
(Cost $138,444,746)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 4.3%
  8,738,000 Canadian Imperial Bank of Commerce                         8,738,000
                                                                      $8,738,000

OIL & GAS --- 1.0%
  2,100,000 Chevron USA Inc                                            2,098,163
                                                                      $2,098,163

SECURITIES & COMMODITIES --- 2.6%
  5,200,000 Merrill Lynch & Co Inc                                     5,184,913
                                                                      $5,184,913

TOTAL SHORT-TERM INVESTMENTS --- 7.9%                                $16,021,076
(Cost $16,021,076)

TOTAL T. ROWE PRICE MIDCAP GROWTH PORTFOLIO --- 100.0%              $202,674,243
(Cost $154,465,822)


The Maxim Series Fund

U.S. Government Mortgage Securities Portfolio

BONDS

AGENCY --- 86.6%
  3,000,000 Fannie Mae                                                 2,828,400
            ABS SER.1998-65 CL.A2
            5.850% September 16, 2028
  2,037,036 Fannie Mae                                                 2,057,407
            Fnma Pool #426798
            7.500% July 1, 2008
  1,796,419 Fannie Mae                                                 1,643,149
            Pool #415745
            6.000% April 1, 2028
  5,448,743 Fannie Mae                                                 5,137,973
            Pool #426665
            6.500% June 1, 2028
  4,000,000 Fannie Mae                                                 3,528,120
            AGENCY BENCHMARK NOTE
            5.250% January 15, 2009
    357,717 Fannie Mae                                                   354,448
            Pool#374210
            6.718% March 1, 2027
    573,513 Fannie Mae                                                   570,468
            Pool #367209
            7.500% June 1, 2016
    181,841 Fannie Mae                                                   183,296
            Pool #339260
            8.000% April 1, 2021
  1,479,800 Fannie Mae                                                 1,408,119
            Pool #347434
            6.500% June 1, 2026
  2,938,346 Fannie Mae                                                 2,850,196
            Pool #252567
            6.500% July 1, 2014
    994,348 Fannie Mae                                                 1,052,418
            Pool #446394
            9.500% September 1, 2020
  3,888,744 Fannie Mae                                                 3,663,897
            Pool 252439
            6.500% May 1, 2029
    948,548 Fannie Mae                                                   903,786
            6.500% February 1, 2019
  6,519,888 Fannie Mae                                                 6,303,884
            Pool #510598
            7.000% August 1, 2029
  1,945,681 Fannie Mae                                                 1,833,182
            Pool #499203
            6.500% July 1, 2029
    823,301 Fannie Mae                                                   819,950
            CMO SER.G92-39 CL.ZA
            7.000% January 25, 2018
  2,500,000 Fannie Mae                                                 2,480,250
            CMO SER.1993-15 CL.H
            7.000% December 25, 2007
  1,250,000 Fannie Mae                                                 1,255,496
            CMO SER.97-28 CL.PD
            7.500% July 18, 2023
  2,000,000 Fannie Mae                                                 1,955,000
            6.500% August 25, 2021
  2,500,000 Fannie Mae                                                 2,500,000
            CMO SER.1998-W5 CL.A5
            6.500% February 25, 2018
    595,516 Fannie Mae                                                   567,575
            Pool #266412
            6.500% January 1, 2024
    818,253 Fannie Mae                                                   797,797
            Pool #288916
            6.500% May 1, 2011
    820,412 Fannie Mae                                                   813,521
            Pool #288769
            7.500% November 1, 2024
    563,596 Fannie Mae                                                   538,206
            Pool #291650
            6.500% December 1, 2017
    271,252 Fannie Mae                                                   274,643
            Pool #302587
            8.000% December 1, 2024
    362,276 Fannie Mae                                                   360,012
            Pool #050796
            7.500% September 1, 2023
  2,718,808 Fannie Mae                                                 2,745,996
            Mf Pool #73232
            6.720% November 1, 2002
     79,254 Fannie Mae                                                    81,235
            Pool #091122
            9.500% March 1, 2020
         31 Fannie Mae                                                        31
            Pool #250060
            7.500% June 1, 2024
    969,971 Fannie Mae                                                 1,001,495
            Pool #250111
            8.500% August 1, 2024
  3,489,934 Fannie Mae                                                 3,313,238
            Pool #251760
            6.000% June 1, 2013
  2,763,566 Fannie Mae                                                 2,678,172
            7.000% November 1, 2028
  2,692,617 Fannie Mae                                                 2,566,280
            Pool #265477
            6.500% December 1, 2023
    852,481 Fannie Mae                                                   880,186
            Pool #303583
            8.500% April 1, 2025
  2,058,878 Fannie Mae                                                 2,053,731
            Pool #313017
            7.000% July 1, 2003
    302,491 Fannie Mae                                                   316,859
            Pool #316711
            9.000% September 1, 2019
  4,484,542 Fannie Mae                                                 4,257,490
            Pool #426085
            6.000% May 1, 2013
  2,604,230 Fannie Mae                                                 2,453,653
            Pool #429036
            6.500% July 1, 2028
  2,924,392 Fannie Mae                                                 2,674,883
            Pool #443161
            6.000% September 1, 2028
  5,591,783 Fannie Mae                                                 5,297,845
            Pool# 449466
            6.500% November 1, 2028
    537,297 Fannie Mae                                                   537,297
            CMO SER.1993-63 CL.D
            6.500% May 25, 2008
  2,960,138 Fannie Mae                                                 2,926,837
            Pool #518180
            7.500% October 1, 2029
    361,767 Fannie Mae                                                   357,751
            Pool #340841
            7.000% April 1, 2011
  3,300,000 Fannie Mae                                                 3,267,990
            TBA
            7.000% December 1, 2011
    540,203 Fannie Mae                                                   556,409
            Pool #335658
            8.500% August 1, 2021
  1,066,626 Fannie Mae                                                 1,077,623
            Pool #367215
            8.000% September 1, 2026
  2,000,000 Freddie Mac                                                1,917,600
            CMO SER.28 CL.PE
            6.800% September 25, 2022
  2,000,000 Freddie Mac                                                1,771,240
            CMO SER.2102 CL.VB
            6.000% August 15, 2013
    234,080 Freddie Mac                                                  246,370
            Pool #884018
            9.500% September 1, 2020
  4,612,781 Freddie Mac                                                4,390,122
            Pool #O20005
            6.500% January 1, 2018
    621,630 Freddie Mac                                                  641,249
            Pool #G10006
            10.000% January 1, 2006
    479,947 Freddie Mac                                                  489,402
            Pool #G10289
            8.500% February 1, 2008
  1,327,554 Freddie Mac                                                1,302,530
            Pool #E00219
            6.500% June 1, 2008
    479,049 Freddie Mac                                                  500,606
            Pool #C90085
            9.000% December 1, 2014
     48,874 Freddie Mac                                                   50,067
            Pool #730326
            8.500% November 1, 2006
    673,457 Freddie Mac                                                  708,813
            Pool #884002
            9.500% June 1, 2020
    521,074 Freddie Mac                                                  518,468
            Pool #D91201
            7.500% October 1, 2015
    327,556 Freddie Mac                                                  338,628
            Pool #D91202
            8.500% February 1, 2013
    852,768 Freddie Mac                                                  864,707
            Pool #D64588
            8.000% August 1, 2024
  4,563,942 Freddie Mac                                                4,417,029
            7.000% May 1, 2028
    480,954 Freddie Mac                                                  471,888
            Pool #E00177
            6.500% December 1, 2007
    235,618 Freddie Mac                                                  251,522
            Pool #N70005
            9.500% November 1, 2020
    635,847 Freddie Mac                                                  668,593
            10.500% October 1, 2005
  1,152,454 Freddie Mac                                                1,178,384
            Pool #G00256
            8.000% November 1, 2023
  1,495,316 Freddie Mac                                                1,478,494
            Pool #E00757
            7.000% November 1, 2014
    618,017 Freddie Mac                                                  587,116
            Pool #N30345
            6.500% July 1, 2026
  1,208,310 Freddie Mac                                                1,278,875
            Pool #G00300
            9.500% April 1, 2025
    928,457 Freddie Mac                                                  882,099
            Pool #O30006
            6.000% February 1, 2009
    329,323 Ginnie Mae                                                   320,332
            Pool #334996
            7.000% November 15, 2022
    200,195 Ginnie Mae                                                   198,944
            Pool #339079
            7.500% February 15, 2023
    191,709 Ginnie Mae                                                   186,437
            Pool #361826
            7.000% September 15, 2023
     32,646 Ginnie Mae                                                    32,442
            Pool #360300
            7.500% June 15, 2023
     94,684 Ginnie Mae                                                    86,103
            Pool #475894
            6.000% July 15, 2028
    445,665 Ginnie Mae                                                   433,409
            Pool #358062
            7.000% August 15, 2023
     80,587 Ginnie Mae                                                    80,007
            Pool #352835
            7.500% February 15, 2024
     37,521 Ginnie Mae                                                    37,315
            Pool #355360
            7.500% October 15, 2021
  1,950,607 Ginnie Mae                                                 1,883,545
            Pool #469924
            7.000% January 15, 2029
    305,552 Ginnie Mae                                                   297,149
            Pool #343630
            7.000% July 15, 2023
    263,584 Ginnie Mae                                                   256,336
            Pool #345116
            7.000% December 15, 2023
    227,531 Ginnie Mae                                                   221,130
            Pool #346023
            7.000% February 15, 2024
  3,275,627 Ginnie Mae                                                 3,283,393
            Pool #348622
            7.500% April 15, 2023
    305,920 Ginnie Mae                                                   302,956
            Pool #404064
            7.500% March 15, 2025
    590,450 Ginnie Mae                                                   586,758
            Pool #338887
            7.500% May 15, 2023
     89,470 Ginnie Mae                                                    86,953
            Pool #379840
            7.000% March 15, 2024
    667,825 Ginnie Mae                                                   663,023
            Pool #379462
            7.500% June 15, 2024
    227,762 Ginnie Mae                                                   235,779
            Pool #380118
            8.500% July 15, 2024
    780,384 Ginnie Mae                                                   774,774
            Pool #369426
            7.500% January 15, 2024
  2,656,448 Ginnie Mae                                                 2,581,722
            Pool #371006
            7.000% January 15, 2024
    876,969 Ginnie Mae                                                   852,299
            Pool #371136
            7.000% April 15, 2024
    571,367 Ginnie Mae                                                   567,260
            Pool #376514
            7.500% May 15, 2024
    583,737 Ginnie Mae                                                   580,088
            Pool #351163
            7.500% August 15, 2023
  2,775,270 Ginnie Mae                                                 2,523,747
            6.000% May 15, 2028
     81,851 Ginnie Mae                                                    81,339
            Pool #360618
            7.500% July 15, 2023
    881,188 Ginnie Mae                                                   894,670
            Pool #365382
            8.000% June 15, 2025
    878,223 Ginnie Mae                                                   894,137
            Pool #208728
            8.000% May 15, 2017
  3,041,860 Ginnie Mae                                                 2,948,688
            7.000% November 15, 2026
  1,655,607 Ginnie Mae                                                 1,598,687
            Pool #460784
            7.000% March 15, 2028
  3,225,877 Ginnie Mae                                                 3,263,298
            Pool #780077
            8.000% March 15, 2025
     36,441 Ginnie Mae II                                                 37,364
            Pool #002142
            8.500% December 20, 2025
     59,762 Ginnie Mae II                                                 61,275
            Pool #002158
            8.500% January 20, 2026
    125,639 Ginnie Mae II                                                128,819
            Pool #002220
            8.500% May 20, 2026
    199,240 Ginnie Mae II                                                204,283
            Pool #002235
            8.500% June 20, 2026
    119,427 Ginnie Mae II                                                122,450
            Pool #002250
            8.500% July 20, 2026
    340,668 Ginnie Mae II                                                348,334
            Pool #002345
            8.500% December 20, 2026
  1,418,500 Ginnie Mae II                                              1,363,093
            7.000% February 20, 2029
     93,779 Ginnie Mae II                                                 94,566
            Pool #002059
            8.000% August 20, 2025
    208,305 Ginnie Mae II                                                210,950
            Pool #001477
            8.000% November 20, 2023
  1,354,000 US Department of Veterans Affairs                          1,340,460
            VENDEE TRUST SER.1996-3 CL.1E
            6.750% August 15, 2020
  2,000,000 US Department of Veterans Affairs                          1,940,000
            VENDEE SER.1999-1 CL.2B
            6.500% August 15, 2020
  3,000,000 US Department of Veterans Affairs                          2,932,500
            VENDEE TRUST SER.1998-1 CL.2D
            7.000% July 15, 2025
  6,979,000 US Department of Veterans Affairs                          7,092,758
            VENDEE TRUST SER.1997-2 CL.K
            7.500% February 15, 2010
  2,000,000 US Department of Veterans Affairs                          2,032,600
            VENDEE TRUST SER.1997-3 CL.2D
            7.500% January 15, 2025
  5,000,000 US Department of Veterans Affairs                          4,856,500
            VENDEE SER.1998-3 CL.B
            6.500% May 15, 2020
                                                                    $160,198,668

U.S. GOVERNMENT --- 9.2%
  2,500,000 United States of America                                   2,394,925
            Treasury Notes
            5.250% May 15, 2004
  2,500,000 United States of America                                   2,451,175
            Treasury Notes
            5.875% November 15, 2004
  9,600,000 United States of America                                   9,360,000
            Treasury Notes
            6.125% August 15, 2007
  3,000,000 United States of America                                   2,870,160
            Treasury Notes
            5.625% February 15, 2006
                                                                     $17,076,260

TOTAL BONDS --- 95.9%                                               $177,274,928
(Cost $182,614,783)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 2.4%
  4,376,000 Canadian Imperial Bank of Commerce                         4,376,000
                                                                      $4,376,000

HOLDING & INVEST. OFFICES --- 1.8%
  3,300,000 American General Finance Corp                              3,286,928
                                                                      $3,286,928

TOTAL SHORT-TERM INVESTMENTS --- 4.1%                                 $7,662,928
(Cost $7,662,928)

TOTAL U.S. GOVERNMENT MORTGAGE SECURITIES PORTFOLIO --- 100.0%      $184,937,856
(Cost $190,277,711)


The Maxim Series Fund

U.S. Government Securities Portfolio

BONDS

AGENCY --- 86.2%
  3,000,000 Fannie Mae                                                 2,646,090
            AGENCY BENCHMARK NOTE
            5.250% January 15, 2009
    237,095 Fannie Mae                                                   248,950
            Pool #039271
            8.950% December 1, 2016
  1,000,000 Fannie Mae                                                   977,500
            6.500% August 25, 2021
    878,930 Fannie Mae                                                   833,612
            Pool #331689
            6.500% February 1, 2026
  2,000,000 Fannie Mae                                                 1,945,000
            CMO SER.1998-W3 CL.A3
            6.500% July 25, 2028
  1,796,419 Fannie Mae                                                 1,643,149
            Pool #415745
            6.000% April 1, 2028
  2,871,718 Fannie Mae                                                 2,715,497
            Pool# 449466
            6.500% November 1, 2028
  2,012,842 Fannie Mae                                                 1,952,457
            Pool #251812
            6.500% July 1, 2013
  3,108,000 Fannie Mae                                                 2,952,600
            CMO SER.1999-T1 CL.A5
            6.000% January 25, 2039
    422,922 Fannie Mae                                                   437,589
            Pool #124652
            8.500% July 1, 2022
  3,149,566 Fannie Mae                                                 2,967,457
            6.500% August 1, 2028
  1,205,663 Fannie Mae                                                 1,168,408
            7.000% November 1, 2028
    771,825 Fannie Mae                                                   752,530
            Pool #288916
            6.500% May 1, 2011
    224,319 Fannie Mae                                                   222,435
            Pool #288735
            7.500% August 1, 2024
    908,887 Fannie Mae                                                   901,252
            Pool #288748
            7.500% September 1, 2024
    436,916 Fannie Mae                                                   433,246
            Pool #288761
            7.500% October 1, 2024
  2,037,036 Fannie Mae                                                 2,057,407
            Fnma Pool #426798
            7.500% July 1, 2008
  1,147,852 Fannie Mae                                                 1,185,158
            Pool #303583
            8.500% April 1, 2025
    338,140 Fannie Mae                                                   338,140
            CMO Series 1993-68 Class Z
            6.000% May 25, 2008
    486,420 Fannie Mae                                                   458,295
            Pool #499203
            6.500% July 1, 2029
  1,078,478 Fannie Mae                                                 1,042,748
            Pool #510598
            7.000% August 1, 2029
  1,897,096 Fannie Mae                                                 1,807,572
            6.500% February 1, 2019
    621,519 Fannie Mae                                                   657,816
            Pool #446394
            9.500% September 1, 2020
  3,000,000 Fannie Mae                                                 2,966,250
            Pool #515611
            7.500% December 1, 2029
    742,104 Freddie Mac                                                  719,841
            Pool #E67684
            6.500% September 1, 2012
    885,017 Freddie Mac                                                  904,930
            Pool #G00256
            8.000% November 1, 2023
    263,033 Freddie Mac                                                  278,395
            Pool #G00300
            9.500% April 1, 2025
    966,029 Freddie Mac                                                  976,587
            Pool #G00411
            8.000% November 1, 2025
    445,947 Freddie Mac                                                  429,772
            Pool #G10205
            6.000% May 1, 2009
    241,179 Freddie Mac                                                  232,431
            Pool #G10257
            6.000% July 1, 2009
  1,000,000 Freddie Mac                                                  967,810
            Gold Pool #C18249
            7.000% November 1, 2028
  1,500,000 Freddie Mac                                                1,414,215
            Gold Pool #C30347
            6.500% August 1, 2029
    261,207 Freddie Mac                                                  251,734
            Pool #E57977
            6.000% April 1, 2009
    879,609 Freddie Mac                                                  835,629
            Pool #30148
            6.500% August 1, 2023
    671,159 Freddie Mac                                                  748,343
            Pool #N70016
            11.000% July 1, 2020
    406,753 Freddie Mac                                                  392,516
            Pool #M70044
            6.000% March 1, 2009
    988,968 Freddie Mac                                                  953,098
            Pool #G10331
            6.000% September 1, 2009
    745,718 Freddie Mac                                                  731,661
            Pool #E00177
            6.500% December 1, 2007
     66,681 Freddie Mac                                                   64,262
            Pool #E00241
            6.000% October 1, 2008
    282,373 Freddie Mac                                                  272,131
            Pool #E00291
            6.000% April 1, 2009
    319,301 Freddie Mac                                                  334,707
            Pool #260025
            10.250% October 1, 2010
    134,754 Freddie Mac                                                  137,827
            Pool #220010
            8.750% August 1, 2001
     48,129 Freddie Mac                                                   50,008
            Pool #730105
            10.000% July 1, 2005
    134,623 Freddie Mac                                                  129,740
            Pool #E55428
            6.000% January 1, 2009
  1,000,000 Freddie Mac                                                  885,620
            CMO SER.2102 CL.VB
            6.000% August 15, 2013
  1,655,607 Ginnie Mae                                                 1,598,687
            Pool #460784
            7.000% March 15, 2028
  1,462,955 Ginnie Mae                                                 1,412,659
            Pool #469924
            7.000% January 15, 2029
    460,845 Ginnie Mae                                                   484,855
            Pool #248357
            9.000% July 15, 2018
    979,001 Ginnie Mae                                                   973,616
            Pool #399917
            7.500% April 15, 2026
  4,529,795 Ginnie Mae                                                 4,399,790
            Pool #417239
            7.000% February 15, 2026
    507,160 Ginnie Mae II                                                518,572
            Pool #002345
            8.500% December 20, 2026
    815,907 Ginnie Mae II                                                803,669
            Pool #2691
            7.500% December 20, 2028
  1,418,500 Ginnie Mae II                                              1,363,093
            7.000% February 20, 2029
     54,397 Ginnie Mae II                                                 56,932
            Pool #001831
            9.500% May 20, 2022
    474,910 Ginnie Mae II                                                478,899
            Pool #002059
            8.000% August 20, 2025
  1,506,688 Ginnie Mae II                                              1,484,088
            Pool #2660
            7.500% October 20, 2028
  1,000,000 US Department of Veterans Affairs                          1,017,500
            VENDEE TRUST SER.1997-3 CL.2B
            7.500% August 15, 2018
  1,550,000 US Department of Veterans Affairs                          1,534,500
            VENDEE TRUST SER.1996-3 CL.1E
            6.750% August 15, 2020
    645,753 US Department of Veterans Affairs                            645,953
            VENDEE TRUST SER.1995-3 CL.1C
            7.250% July 15, 2014
    967,341 US Department of Veterans Affairs                            963,104
            VENDEE TRUST SER.94-1 CL.2G
            6.150% January 15, 2001
    243,571 US Department of Veterans Affairs                            243,037
            VENDEE TRUST SER.1992-2 CL.D
            7.000% September 15, 2015
  2,492,000 US Department of Veterans Affairs                          2,494,492
            VENDEE TRUST SER.1996-1 CL.1D
            6.750% October 15, 2016
                                                                     $65,495,861

U.S. GOVERNMENT --- 11.8%
  2,500,000 United States of America                                   2,451,175
            Treasury Notes
            5.875% November 15, 2004
  6,700,000 United States of America                                   6,532,498
            Treasury Notes
            6.125% August 15, 2007
                                                                      $8,983,673

TOTAL BONDS --- 98.0%                                                $74,479,534
(Cost $76,340,056)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 2.0%
  1,497,000 Canadian Imperial Bank of Commerce                         1,497,000
                                                                      $1,497,000

TOTAL SHORT-TERM INVESTMENTS --- 2.0%                                 $1,497,000
(Cost $1,497,000)

TOTAL U.S. GOVERNMENT SECURITIES PORTFOLIO --- 100.0%                $75,976,534
(Cost $77,837,056)


The Maxim Series Fund

Value Index Portfolio

COMMON STOCK

AGENCY --- 1.6%
     64,900 Fannie Mae                                                 4,052,161
     44,000 Freddie Mac                                                2,070,728
                                                                      $6,122,889

AIR --- 0.6%
      9,400 AMR Corp*                                                    629,800
      8,400 Delta Air Lines Inc                                          418,421
     18,940 FDX Corp*                                                    775,347
     31,975 Southwest Airlines Co                                        517,579
                                                                      $2,341,147

COMMUNICATIONS --- 6.1%
    202,400 AT&T Corp                                                 10,271,800
     48,255 CBS Corp*                                                  3,085,280
     11,400 Cabletron Systems Inc*                                       296,400
     21,488 Clear Channel Communications Inc*                          1,917,804
     17,700 Gannett Company Inc                                        1,443,647
     11,000 General Instrument Corp*                                     935,000
     38,800 MediaOne Group Inc                                         2,980,306
     44,200 Viacom Inc Class B*                                        2,671,315
                                                                     $23,601,552

CONSTRUCTION --- 0.1%
      3,800 Centex Corp                                                   93,811
      3,000 Kaufman & Broad Home Corp                                     72,561
      2,700 Pulte Corp                                                    60,750
                                                                        $227,122

CONSUMER SERVICES --- 3.8%
      3,700 Bausch & Lomb Inc                                            253,217
     18,400 Baxter International Inc                                   1,155,741
     15,900 Becton Dickinson & Co                                        425,325
      7,100 Biomet Inc                                                   284,000
      3,200 CR Bard Inc                                                  169,600
     24,800 CVS Corp                                                     990,438
     39,100 Carnival Corp                                              1,869,449
     45,000 Cendant Corp*                                              1,195,290
     35,700 Columbia/HCA Healthcare Corp                               1,046,438
      6,200 H&R Block Inc                                                271,250
     24,500 HEALTHSOUTH Corp*                                            131,688
      8,100 Harrah's Entertainment Inc*                                  214,140
     10,600 Humana Inc*                                                   86,782
      6,500 Manor Care Inc*                                              104,000
     15,800 Marriott International Inc                                   498,680
     17,800 McKesson HBOC Inc                                            401,604
     12,200 Mirage Resorts Inc*                                          186,806
     10,900 Pactiv Corp*                                                 115,813
     17,200 Service Corporation International                            119,316
      5,300 St Jude Medical Inc*                                         162,641
     19,687 Tenet Healthcare Corp*                                       462,645
    130,700 The Walt Disney Co                                         3,822,975
     10,800 United HealthCare Corp                                       573,750
      4,000 Wellpoint Health Networks*                                   263,748
                                                                     $14,805,336

CREDIT INSTITUTIONS --- 5.9%
     24,787 AmSouth Bancorp                                              478,687
     28,400 American Express Co                                        4,721,500
     46,104 Associates First Capital Corp                              1,264,955
     20,940 BB&T Corp                                                    573,233
     46,700 Bank of New York Company Inc                               1,868,000
     12,500 Capital One Financial Corp                                   602,338
      9,950 Comerica Inc                                                 464,536
      7,200 Countrywide Credit Industries Inc                            181,800
     62,588 First Union Corp                                           2,053,637
     10,200 Golden West Financial Corp                                   341,700
     29,826 Household International Inc                                1,111,019
     14,529 Huntington Bancshares Inc                                    346,880
     11,000 JP Morgan & Co Inc                                         1,392,875
     28,364 KeyCorp                                                      627,554
     39,080 National City Corp                                           925,688
      7,500 Old Kent Financial Corp                                      265,313
     18,665 PNC Bank Corp                                                830,593
     13,887 Regions Financial Corp                                       348,911
     10,100 State Street Corp                                            737,926
     20,292 SunTrust Banks Inc                                         1,396,333
     17,700 Synovus Financial Corp                                       351,788
      8,933 Union Planters Corp                                          352,291
     12,842 Wachovia Corp                                                873,256
     36,549 Washington Mutual Inc                                        950,274
                                                                     $23,061,087

ELECTRIC --- 2.9%
     13,100 AES Corp*                                                    979,225
      8,657 Ameren Corp                                                  283,517
     12,300 American Electric Power Company Inc                          395,138
      7,300 CMS Energy Corp                                              227,665
     10,100 Carolina Power & Light Co                                    307,414
     13,500 Central & South West Corp                                    270,000
     10,116 Cinergy Corp                                                 244,049
     14,000 Consolidated Edison Inc                                      483,000
      9,500 Constellation Energy Group                                   275,500
      9,200 DTE Energy Co                                                288,650
     12,100 Dominion Resources Inc                                       474,925
     23,145 Duke Energy Corp                                           1,160,143
     22,000 Edison International                                         576,114
     15,679 Entergy Corp                                                 403,734
     11,400 FPL Group Inc                                                488,057
     14,752 FirstEnergy Corp                                             334,679
      6,200 Florida Progress Corp                                        262,334
      7,800 GPU Inc                                                      233,509
     11,900 Niagara Mohawk Holdings Inc*                                 165,850
      9,800 Northern States Power Co                                     191,100
     11,800 PECO Energy Co                                               410,050
      9,098 PP&L Resources Inc                                           208,117
      5,400 Pinnacle West Capital Corp                                   165,035
     13,800 Public Service Enterprise Group Inc                          480,406
     42,600 Southern Co                                                1,001,100
     17,517 Texas Utilities Co                                           622,940
     13,800 Unicom Corp                                                  462,300
                                                                     $11,394,551

ELECTRONICS - HIGH TECH --- 8.2%
      6,500 Adaptec Inc*                                                 324,188
      9,300 Advanced Micro Devices Inc*                                  269,114
     11,100 Analog Devices Inc*                                        1,032,300
      5,200 Andrew Corp*                                                  98,472
     10,200 Apple Computer Inc*                                        1,048,682
      5,500 Black & Decker Corp                                          287,375
     26,300 Boston Scientific Corp*                                      575,313
      1,500 Briggs & Stratton Corp                                        80,438
    107,700 Compaq Computer Corp                                       2,914,577
     20,000 Eastman Kodak Co                                           1,325,000
     27,500 Emerson Electric Co                                        1,577,813
     64,600 Hewlett-Packard Co                                         7,360,330
      5,400 Johnson Controls Inc                                         307,125
      5,700 KLA-Tencor Corp*                                             634,838
      9,400 LSI Logic Corp*                                              634,500
     17,100 Micron Technology Inc*                                     1,329,525
      9,900 Molex Inc                                                    561,201
     38,600 Motorola Inc                                               5,683,850
     10,900 National Semiconductor Corp*                                 466,651
     21,100 Novell Inc*                                                  842,671
     24,352 PG&E Corp                                                    499,216
      2,900 PerkinElmer Inc                                              120,892
      2,800 Polaroid Corp                                                 52,674
     21,400 Raytheon Co                                                  568,427
      5,000 Scientific-Atlanta Inc                                       278,125
     13,200 Seagate Technology Inc*                                      614,618
     11,600 Silicon Graphics Inc*                                        113,819
      3,000 Tektronix Inc                                                116,625
     10,800 Teradyne Inc*                                                712,800
     10,000 Thermo Electron Corp*                                        150,000
      3,700 Thomas & Betts Corp                                          117,938
     19,600 Unisys Corp*                                                 625,965
      5,900 WW Grainger Inc                                              282,091
      4,700 Whirlpool Corp                                               305,791
                                                                     $31,912,944

ENVIRONMENTAL SERVICES --- 0.2%
     12,000 Allied Waste Industries Inc*                                 105,744
     39,300 Waste Management Inc                                         675,449
                                                                        $781,193

FINANCIAL SERVICES --- 0.8%
     58,007 Fleet Boston Financial Corp                                2,019,340
     32,184 Mellon Financial Services                                  1,096,251
                                                                      $3,115,591

FORESTRY --- 0.9%
      3,600 Boise Cascade Corp                                           145,800
     10,800 Georgia-Pacific Group                                        548,100
     26,249 International Paper Co                                     1,481,415
      6,700 Louisiana-Pacific Corp                                        95,475
     14,900 Weyerhaeuser Co                                            1,069,999
                                                                      $3,340,789

GAS --- 0.7%
      5,100 Columbia Energy Group                                        322,575
      6,100 Consolidated Natural Gas Co                                  396,116
      1,700 Eastern Enterprises                                           97,643
      3,000 NICOR Inc                                                     97,500
      7,300 New Century Energies Inc                                     221,738
      2,000 ONEOK Inc                                                     50,250
      2,200 Peoples Energy Corp                                           73,700
     18,719 Reliant Energy Inc                                           428,197
     27,561 Williams Companies Inc                                       842,319
                                                                      $2,530,038

HIGHWAYS --- 0.0%
      4,100 Ryder System Inc                                             100,192
                                                                        $100,192

HOLDING & INVEST. OFFICES --- 8.8%
     72,653 Bank One Corp                                              2,329,400
    108,134 Bank of America Corp                                       5,426,921
     52,232 Chase Manhattan Corp                                       4,057,747
     10,351 Cincinnati Financial Corp                                    322,817
    213,650 Citigroup Inc                                             11,870,821
     19,537 Fifth Third Bancorp                                        1,433,527
     62,133 Firstar Corp                                               1,312,560
      6,700 MGIC Investment Corp                                         403,253
     14,100 Northern Trust Corp                                          747,300
      6,600 Republic New York Corp                                       475,200
     10,650 SouthTrust Corp                                              402,698
     11,100 Summit Bancorp                                               339,938
     46,084 U S Bancorp                                                1,097,352
    104,030 Wells Fargo Co                                             4,206,661
                                                                     $34,426,195

INDUSTRIAL PRODS & SVCS --- 0.0%
      5,900 Allegheny Technologies Inc                                   132,378
                                                                        $132,378

INDUSTRIAL SERVICES --- 1.4%
      3,900 Autodesk Inc                                                 131,625
      9,200 Ceridian Corp*                                               198,370
     10,500 Computer Sciences Corp*                                      993,563
      4,700 Deluxe Corp                                                  128,954
     29,800 Electronic Data Systems Corp                               1,994,723
     26,500 First Data Corp                                            1,306,768
      4,800 Fluor Corp                                                   220,200
      2,600 Foster Wheeler Corp                                           23,075
      2,600 National Service Industries Inc                               76,700
      7,300 Quintiles Transnational Corp*                                136,415
      1,700 Shared Medical Systems Corp                                   86,593
                                                                      $5,296,986

INSURANCE --- 5.8%
     16,900 AFLAC Inc                                                    797,460
     16,250 AON Corp                                                     650,000
      9,500 Aetna Inc                                                    530,214
     51,006 Allstate Corp                                              1,224,144
     15,625 American General Corp                                      1,185,547
     98,086 American International Group Inc                          10,605,549
     11,100 Chubb Corp                                                   625,063
     11,800 Cigna Corp                                                   950,632
     20,699 Conseco Inc                                                  369,995
     14,000 Hartford Financial Services Group Inc                        663,250
      6,600 Jefferson-Pilot Corp                                         450,450
     12,400 Lincoln National Corp                                        496,000
      6,700 Loews Corp                                                   406,603
      6,300 MBIA Inc                                                     332,716
     16,900 Marsh & McLennan Companies Inc                             1,617,110
      4,600 Progressive Corp                                             336,375
      8,200 SAFECO Corp                                                  203,975
     14,362 St Paul Companies Inc                                        483,813
      8,300 Torchmark Corp                                               241,215
     15,211 UnumProvident Corp                                           487,695
                                                                     $22,657,806

MFTG - CONSUMER PRODS. --- 3.9%
      2,300 Adolph Coors Co Class B                                      120,750
      3,500 Alberto-Culver Co Class B                                     90,342
      4,100 American Greetings Corp Class A                               96,863
     38,567 Archer-Daniels-Midland Co                                    470,016
      4,300 Brown-Forman Corp Class B                                    246,175
      5,800 Brunswick Corp                                               129,050
     15,000 Clorox Co                                                    755,625
     27,000 Coca-Cola Enterprises Inc                                    543,375
     31,200 ConAgra Inc                                                  703,934
     12,300 Hasbro Inc                                                   234,463
      8,800 Hershey Foods Corp                                           418,000
      9,400 Ikon Office Solutions Inc                                     64,033
      6,700 International Flavors & Fragrances Inc                       252,925
      5,300 Knight-Ridder Inc                                            315,350
     12,400 Leggett & Platt Inc                                          265,819
      3,700 Liz Claiborne Inc                                            139,213
     28,300 Masco Corp                                                   718,113
     26,700 Mattel Inc                                                   350,438
     12,400 McGraw-Hill Companies Inc                                    764,150
      3,300 Meredith Corp                                                137,567
     17,700 NIKE Inc Class B                                             877,247
     20,674 Nabisco Group Holdings Corp                                  219,661
     10,800 New York Times Co Class A                                    530,550
    149,900 Philip Morris Companies Inc                                3,475,731
      8,000 RR Donnelley & Sons Co                                       198,496
      3,600 Reebok International Ltd*                                     29,473
      2,100 Russell Corp                                                  35,175
     27,500 Seagram Company Ltd                                        1,235,768
      1,100 Springs Industries Inc Class A                                43,931
      3,800 Times Mirror Co Class A                                      254,600
     15,100 Tribune Co                                                   831,436
      7,500 VF Corp                                                      225,000
      7,100 Willamette Industries Inc                                    329,703
                                                                     $15,102,972

MFTG - INDUSTRIAL PRODS. --- 9.2%
     21,900 3Com Corp*                                                 1,029,300
      6,500 ALZA Corp*                                                   225,063
     14,500 Air Products & Chemicals Inc                                 486,649
     13,900 Alcan Aluminium Ltd                                          572,499
     82,700 American Home Products Corp                                3,261,440
      2,500 Armstrong World Industries Inc                                83,438
      7,000 BF Goodrich Co                                               192,500
      1,900 Ball Corp                                                     74,813
      3,300 Bemis Company Inc                                            115,088
      8,300 Bethlehem Steel Corp*                                         69,513
     22,500 Caterpillar Inc                                            1,058,895
      6,100 Champion International Corp                                  377,816
      6,000 Cooper Industries Inc                                        242,622
      4,800 Cooper Tire & Rubber Co                                       74,698
      4,125 Crane Co                                                      81,984
      7,700 Crown Cork & Seal Company Inc                                172,288
      9,000 Danaher Corp                                                 434,250
     14,800 Deere & Co                                                   641,950
     12,900 Dover Corp                                                   585,338
     13,900 Dow Chemical Co                                            1,857,388
     66,173 EI du Pont de Nemours & Co                                 4,359,146
      5,000 Eastman Chemical Co                                          238,435
      8,200 Ecolab Inc                                                   320,825
      8,000 Engelhard Corp                                               151,000
     13,700 Fort James Corp                                              375,038
      9,900 Goodyear Tire & Rubber Co                                    279,051
      3,600 Great Lakes Chemical Corp                                    137,473
      6,700 Hercules Inc                                                 186,763
     50,100 Honeywell International Inc                                2,890,119
      5,600 ITT Industries Inc                                           187,247
     19,000 Illinois Tool Works Inc                                    1,283,678
     10,400 Ingersoll-Rand Co                                            572,645
      4,400 Mallinckrodt Inc                                             139,973
      6,500 Mead Corp                                                    282,341
      2,300 Milacron Inc                                                  35,363
     25,400 Minnesota Mining & Manufacturing Co                        2,486,025
     40,200 Monsanto Co                                                1,432,125
        500 NACCO Industries Inc Class A                                  27,781
      5,500 Nucor Corp                                                   301,466
      9,500 Owens-Illinois Inc*                                          238,089
     11,000 PPG Industries Inc                                           688,182
      7,900 Pall Corp                                                    170,340
      7,050 Parker-Hannifin Corp                                         361,750
     32,800 Pharmacia & Upjohn Inc                                     1,476,000
      1,800 Potlatch Corp                                                 80,325
     10,100 Praxair Inc                                                  508,151
      4,000 Reynolds Metals Co                                           306,500
     12,100 Rockwell International Corp                                  579,288
     13,823 Rohm & Haas Co                                               562,416
     10,500 Sherwin-Williams Co                                          220,500
      6,400 Sigma-Aldrich Corp                                           192,397
      3,700 Snap-on Inc                                                   98,279
      5,700 Stanley Works                                                171,713
      3,500 Temple-Inland Inc                                            230,780
      3,900 The Timken Co                                                 79,704
     19,700 USX-Marathon Group                                           486,334
      5,600 USX-US Steel Group                                           184,800
      8,500 Union Carbide Corp                                           567,375
      6,100 Watson Pharmaceuticals Inc*                                  218,453
      6,350 Westvaco Corp                                                207,169
      5,600 Worthington Industries Inc                                    92,747
     42,100 Xerox Corp                                                   955,123
                                                                     $36,000,441

MINING --- 1.0%
     23,216 Alcoa Inc                                                  1,926,928
     25,000 Barrick Gold Corp                                            442,175
     16,500 Homestake Mining Co                                          128,898
     12,200 Inco Ltd*                                                    286,700
     10,627 Newmont Mining Corp                                          260,362
      5,110 Phelps Dodge Corp                                            343,009
     20,600 Placer Dome Inc                                              221,450
      6,300 Vulcan Materials Co                                          251,603
                                                                      $3,861,125

OIL & GAS --- 11.7%
      5,700 Amerada Hess Corp                                            323,475
      8,100 Anadarko Petroleum Corp                                      276,413
      7,200 Apache Corp                                                  265,946
      4,600 Ashland Inc                                                  151,510
     20,400 Atlantic Richfield Co                                      1,764,600
     20,900 Baker Hughes Inc                                             440,196
     13,772 Burlington Resources Inc                                     455,330
     41,600 Chevron Corp                                               3,603,600
     13,500 Coastal Corp                                                 478,400
     39,650 Conoco Inc                                                   986,294
     14,500 El Paso Energy Corp                                          562,774
     45,316 Enron Corp                                                 2,010,898
    218,820 Exxon Mobil Corp                                          17,628,549
     28,000 Halliburton Co                                             1,127,000
      5,500 Kerr-McGee Corp                                              341,000
      3,800 McDermott International Inc                                   34,436
     23,300 Occidental Petroleum Corp                                    503,863
     16,000 Phillips Petroleum Co                                        752,000
      5,300 Rowan Companies Inc*                                         114,941
    135,800 Royal Dutch Petroleum Co ADR                               8,207,345
     34,800 Schlumberger Ltd                                           1,957,500
     15,219 Sempra Energy                                                264,430
      5,700 Sunoco Inc                                                   133,950
     35,001 Texaco Inc                                                 1,900,974
      9,100 Tosco Corp                                                   247,402
      6,400 Transocean Offshore Inc                                      215,597
      6,751 Transocean Sedco Forex Inc                                   227,428
     16,000 Union Pacific Resources Group Inc                            204,000
     15,400 UnoCal Corp                                                  516,855
                                                                     $45,696,706

OTHER TRANS. SERVICES --- 0.0%
      1,900 FMC Corp*                                                    108,893
                                                                        $108,893

RAILROADS --- 0.7%
     28,946 Burlington Northern Santa Fe Corp                            701,941
     13,800 CSX Corp                                                     432,975
      7,000 Kansas City Southern Industries Inc                          522,375
     24,100 Norfolk Southern Corp                                        494,050
     15,756 Union Pacific Corp                                           687,356
                                                                      $2,838,697

RETAIL TRADE --- 4.5%
     26,855 Albertson's Inc                                              866,074
      9,100 AutoZone Inc*                                                294,039
     12,900 Circuit City Stores-Circuit City Group                       581,300
      7,000 Consolidated Stores Corp*                                    113,750
      8,300 Darden Restaurants Inc                                       150,438
     27,900 Dayton Hudson Corp                                         2,048,892
      6,800 Dillards Inc Class A                                         137,272
     16,900 Dollar General Corp                                          384,475
     13,300 Federated Department Stores Inc*                             672,475
     10,400 Fortune Brands Inc                                           343,845
     11,300 Genuine Parts Co                                             280,376
      2,400 Great Atlantic & Pacific Tea Company Inc                      66,900
      4,500 Harcourt General Inc                                         181,125
     16,500 JC Penney Co Inc                                             328,961
     31,300 Kmart Corp*                                                  314,941
     13,600 Limited Inc                                                  589,043
      2,500 Longs Drug Stores Corp                                        64,530
     24,200 Lowe's Companies Inc                                       1,445,950
     21,150 May Department Stores Co                                     682,088
     85,800 McDonald's Corp                                            3,458,770
     17,900 Newell Rubbermaid Inc                                        519,100
      8,800 Nordstrom Inc                                                230,446
     20,850 Office Depot Inc*                                            228,036
      3,313 Pep Boys - Manny Moe & Jack                                   30,231
     16,400 Rite Aid Corp                                                183,467
     32,200 Safeway Inc*                                               1,145,096
     23,900 Sears Roebuck & Co                                           727,444
     29,400 Staples Inc*                                                 610,050
     19,600 TJX Companies Inc                                            400,565
     15,500 Toys R Us Inc*                                               221,836
      7,600 Wendy's International Inc                                    156,750
      9,400 Winn-Dixie Stores Inc                                        225,008
                                                                     $17,683,273

SECURITIES & COMMODITIES --- 2.3%
      7,552 Bear Stearns Companies Inc                                   322,848
     16,000 Franklin Resources Inc                                       512,992
      7,600 Lehman Brothers Holdings Inc                                 643,621
     23,500 Merrill Lynch & Co Inc                                     1,962,250
     35,320 Morgan Stanley Dean Witter & Co                            5,041,930
      9,050 Paine Webber Group Inc                                       351,249
      7,600 T Rowe Price & Associates Inc                                280,721
                                                                      $9,115,611

TELEPHONE --- 8.7%
     19,900 ALLTEL Corp                                                1,645,471
     98,400 Bell Atlantic Corp                                         6,057,701
    119,200 BellSouth Corp                                             5,579,990
      8,875 CenturyTel Inc                                               420,453
     61,600 GTE Corp                                                   4,346,619
     48,100 Global Crossing Ltd*                                       2,405,000
    179,780 MCI WorldCom Inc*                                          9,539,460
     55,200 Sprint Corp                                                3,715,622
                                                                     $33,710,316

TRANSPORTATION EQUIPMENT --- 4.1%
      2,600 Cummins Engine Company Inc                                   125,611
     10,424 Dana Corp                                                    312,063
     35,752 Delphi Automotive Systems Corp                               563,094
      4,700 Eaton Corp                                                   341,338
      2,100 Fleetwood Enterprises Inc                                     43,313
     76,500 Ford Motor Co                                              4,087,931
     12,700 General Dynamics Corp                                        669,925
     40,600 General Motors Corp                                        2,951,092
     25,038 Lockheed Martin Corp                                         547,706
      4,000 Navistar International Corp*                                 189,500
      4,400 Northrop Grumman Corp                                        237,873
      4,930 PACCAR Inc                                                   218,458
      7,700 TRW Inc                                                      399,915
      9,400 Textron Inc                                                  720,858
     59,248 The Boeing Co                                              2,462,465
     30,311 United Technologies Corp                                   1,970,215
                                                                     $15,841,357

WHOLESALE TRADE -CONSUMER --- 0.6%
     17,768 Cardinal Health Inc                                          850,643
     14,100 Costco Wholesale Corp*                                     1,286,625
      8,800 SUPERVALU Inc                                                176,000
                                                                      $2,313,268

TOTAL COMMON STOCK --- 94.6%                                        $368,120,455
(Cost $334,785,694)

SHORT-TERM INVESTMENTS

FOREIGN BANKS --- 4.9%
 19,094,000 Canadian Imperial Bank of Commerce                        19,094,000
                                                                     $19,094,000

U.S. GOVERNMENT --- 0.5%
  2,000,000 United States of America (1)                               2,000,867
                                                                      $2,000,867

TOTAL SHORT-TERM INVESTMENTS --- 5.4%                                $21,094,867
(Cost $21,094,867)

TOTAL VALUE INDEX PORTFOLIO --- 100.0%                              $389,215,322
(Cost $355,880,561)